Document and Entity Information	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	MTU
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP INC
Entity Central Index Key	0000067088
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		14,148,414,920

Consolidated Balance Sheets (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
ASSETS
Cash and due from banks (Note 8)	¥ 3,230,804,000,000	¥ 2,862,523,000,000
Interest-earning deposits in other banks (including 10,201 million and 4,365 million measured at fair value under fair value option in 2010 and 2011) (Notes 8 and 29)	7,333,767,000,000	4,780,861,000,000
Call loans and funds sold (Note 10)	448,787,000,000	508,922,000,000
Receivables under resale agreements (including 30,832 million and 26,192 million measured at fair value under fair value option in 2010 and 2011) (Note 29)	4,872,171,000,000	3,543,020,000,000
Receivables under securities borrowing transactions	3,600,318,000,000	5,770,044,000,000
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of 8,409,598 million and 8,251,723 million in 2010 (restated) and 2011) (including 8,918,156 million and 11,917,000 million measured at fair value under fair value option in 2010 and 2011) (Notes 8, 21 and 29)	28,824,795,000,000	27,663,076,000,000
Investment securities (Notes 3, 8 and 29):
Securities available for sale-carried at estimated fair value (including assets pledged that secured parties are permitted to sell or repledge of 4,107,734 million and 1,297,912 million in 2010 and 2011)	54,435,634,000,000	50,411,876,000,000
Securities being held to maturity-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of 566,313 million and 959,241 million in 2010 and 2011) (estimated fair value of 3,027,921 million and 3,058,998 million in 2010 and 2011)	3,017,189,000,000	2,943,801,000,000
Other investment securities	1,704,244,000,000	1,690,838,000,000
Total investment securities	59,157,067,000,000	55,046,515,000,000
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of 3,476,841 million and 3,246,293 million in 2010 and 2011) (Notes 4 and 8)	87,501,975,000,000	92,185,910,000,000
Allowance for credit losses (Note 4)	(1,240,456,000,000)	(1,315,615,000,000)
Net loans	86,261,519,000,000	90,870,295,000,000
Premises and equipment-net (Note 5)	962,548,000,000	995,167,000,000
Accrued interest	233,224,000,000	240,267,000,000
Customers' acceptance liability	69,950,000,000	49,143,000,000
Intangible assets-net (Notes 2 and 6)	991,521,000,000	1,116,117,000,000
Goodwill (Notes 2 and 6)	363,392,000,000	381,498,000,000
Deferred tax assets (Notes 7 and 14)	1,285,013,000,000	1,287,611,000,000
Other assets (Notes 4, 8, 13 and 14)	5,226,412,000,000	4,969,338,000,000
Total assets	202,861,288,000,000	200,084,397,000,000
LIABILITIES AND EQUITY
Non-interest-bearing, Domestic	16,421,024,000,000	15,201,298,000,000
Interest-bearing, Domestic	99,120,619,000,000	97,526,535,000,000
Non-interest-bearing, Overseas offices	2,316,207,000,000	2,403,147,000,000
Interest-bearing, Overseas offices	18,773,854,000,000	20,341,516,000,000
Total deposits	136,631,704,000,000	135,472,496,000,000
Call money and funds purchased (Notes 8 and 10)	2,313,487,000,000	1,883,824,000,000
Payables under repurchase agreements (Note 8)	12,389,075,000,000	11,846,656,000,000
Payables under securities lending transactions (Note 8)	2,104,105,000,000	3,633,891,000,000
Due to trust account (Note 11)	633,541,000,000	1,559,631,000,000
Other short-term borrowings (including 4,506 million and 673 million measured at fair value under fair value option in 2010 and 2011) (Notes 8, 12 and 29)	8,488,197,000,000	6,097,336,000,000
Trading account liabilities (Notes 21 and 29)	9,908,974,000,000	8,688,826,000,000
Obligations to return securities received as collateral (Note 29)	3,267,775,000,000	3,229,321,000,000
Bank acceptances outstanding	69,950,000,000	49,143,000,000
Accrued interest	181,814,000,000	218,117,000,000
Long-term debt (including 615,618 million and 575,969 million measured at fair value under fair value option in 2010 and 2011) (Notes 8, 12 and 29)	13,356,728,000,000	14,162,424,000,000
Other liabilities (Notes 1, 7, 8, 13, 14 and 24)	4,844,901,000,000	4,139,892,000,000
Total liabilities	194,190,251,000,000	190,981,557,000,000
Commitments and contingent liabilities (Notes 22 and 24)
Mitsubishi UFJ Financial Group shareholders' equity (Note 19):
Preferred stock-aggregate liquidation preference of 640,001 million and 390,001 million in 2010 and 2011, with no stated value	442,100,000,000	442,100,000,000
Common stock-authorized, 33,000,000,000 shares; issued, 14,148,414,920 shares and 14,150,894,620 shares in 2010 and 2011, with no stated value	1,644,132,000,000	1,643,238,000,000
Capital surplus (Note 16)	6,395,705,000,000	6,619,525,000,000
Retained earnings (Accumulated deficit) (Notes 17 and 33):
Appropriated for legal reserve	239,571,000,000	239,571,000,000
Unappropriated retained earnings (Accumulated deficit)	254,411,000,000	(18,127,000,000)
Accumulated other changes in equity from nonowner sources, net of taxes	(620,844,000,000)	(45,435,000,000)
Treasury stock, at cost-21,069,229 common shares and 16,723,747 common shares in 2010 and 2011	(11,251,000,000)	(13,954,000,000)
Total Mitsubishi UFJ Financial Group shareholders' equity	8,343,824,000,000	8,866,918,000,000
Noncontrolling interests (Note 18)	327,213,000,000	235,922,000,000
Total equity	8,671,037,000,000	9,102,840,000,000
Total liabilities and equity	202,861,288,000,000	200,084,397,000,000
Assets of consolidated VIEs included in total assets above that can be used only to settle obligations of consolidated VIEs (Note 23) [Member]
ASSETS
Cash and due from banks (Note 8)	7,640,000,000
Interest-earning deposits in other banks (including 10,201 million and 4,365 million measured at fair value under fair value option in 2010 and 2011) (Notes 8 and 29)	15,006,000,000
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of 8,409,598 million and 8,251,723 million in 2010 (restated) and 2011) (including 8,918,156 million and 11,917,000 million measured at fair value under fair value option in 2010 and 2011) (Notes 8, 21 and 29)	1,157,263,000,000
Investment securities (Notes 3, 8 and 29):
Investment securities	493,085,000,000
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of 3,476,841 million and 3,246,293 million in 2010 and 2011) (Notes 4 and 8)	7,156,823,000,000
All other assets	329,746,000,000
Total assets	9,159,563,000,000
Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of Mitsubishi UFJ Financial Group (Note 23) [Member]
LIABILITIES AND EQUITY
Other short-term borrowings (including 4,506 million and 673 million measured at fair value under fair value option in 2010 and 2011) (Notes 8, 12 and 29)	41,252,000,000
Long-term debt (including 615,618 million and 575,969 million measured at fair value under fair value option in 2010 and 2011) (Notes 8, 12 and 29)	1,668,642,000,000
All other liabilities	207,916,000,000
Total liabilities	¥ 1,917,810,000,000

Consolidated Balance Sheets (Parenthetical) In Millions, except Share data	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Consolidated Balance Sheets
Interest-earning deposits in other banks, fair value	¥ 4,365	¥ 10,201
Receivables under resale agreements, fair value	26,192	30,832
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	8,251,723	8,409,598	[1]
Trading account assets that are measured at fair value, under fair value option	11,917,000	8,918,156
Securities available for sale, assets pledged that secured parties are permitted to sell or repledge	1,297,912	4,107,734
Securities being held to maturity pledged that secured parties are permitted to sell or repledge	959,241	566,313
Securities being held to maturity that are measured at estimated fair value	3,058,998	3,027,921
Loans, net of unearned income, unamortized premiums and deferred loan fees, assets pledged that secured parties are permitted to sell or replege	3,246,293	3,476,841
Other short-term borrowings that are measured at fair value under fair value option	673	4,506
Long-term debt that are measured at fair value under fair value option	575,969	615,618
Preferred stock, aggregate liquidation preference	¥ 390,001	¥ 640,001
Preferred stock, stated value	¥ 0
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,150,894,620	14,148,414,920
Common stock, stated value	¥ 0
Treasury stock, shares	16,723,747	21,069,229

[1]	Restated

Consolidated Statements of Operations (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Interest income:
Loans, including fees (Note 4)	¥ 1,664,821		¥ 1,914,705		¥ 2,558,361
Deposits in other banks	29,188		26,697		124,832
Investment securities:
Interest	320,067		305,080		309,835
Dividends	170,470		168,500		163,492
Trading account assets	305,214		307,958		460,534
Call loans and funds sold	5,613		4,110		15,010
Receivables under resale agreements and securities borrowing transactions	55,574		31,454		263,730
Total	2,550,947		2,758,504		3,895,794
Interest expense:
Deposits	256,190		353,869		736,456
Call money and funds purchased	5,931		5,683		24,973
Payables under repurchase agreements and securities lending transactions	66,728		53,548		349,903
Due to trust account	807		6,119		6,843
Other short-term borrowings, and trading account liabilities	62,829		65,754		170,524
Long-term debt	278,188		289,427		310,690
Total	670,673		774,400		1,599,389
Net interest income	1,880,274		1,984,104		2,296,405
Provision for credit losses (Note 4)	292,035		647,793		626,947
Net interest income after provision for credit losses	1,588,239		1,336,311		1,669,458
Non-interest income:
Fees and commissions income (Note 25)	1,128,358		1,139,543		1,188,512
Foreign exchange gains (losses)-net (Note 26)	260,683		216,720		(206,153)
Trading account profits (losses)-net (Note 26)	133,905		761,472		(257,807)
Investment securities gains (losses)-net (Note 3)	121,803	[1]	223,030	[1]	(658,679)	[1]
Equity in losses of equity method investees	(90,628)		(104,098)		(60,051)
Gains on sales of loans (Note 4)	14,558		21,232		6,401
Other non-interest income (Note 18)	140,766		195,966		162,876
Total	1,709,445		2,453,865		175,099
Non-interest expense:
Salaries and employee benefits (Note 13)	863,996		908,213		873,371
Occupancy expenses-net (Notes 5 and 24)	162,498		171,098		171,902
Fees and commissions expense	212,460		196,515		209,750
Outsourcing expenses, including data processing	194,842		215,397		267,790
Depreciation of premises and equipment (Note 5)	99,661		120,268		132,121
Amortization of intangible assets (Note 6)	219,980		225,000		278,241
Impairment of intangible assets (Note 6)	26,566		12,400		126,885
Insurance premiums, including deposit insurance	113,892		112,539		113,803
Communications	53,048		57,064		62,943
Taxes and public charges	65,882		69,073		85,743
Provision for repayment of excess interest (Notes 1 and 24)	85,709		44,808		47,865
Impairment of goodwill (Note 6)			461		845,842
Other non-interest expenses (Notes 4, 5, 6 and 18)	361,912		375,224		392,528
Total	2,460,446		2,508,060		3,608,784
Income (loss) before income tax expense (benefit)	837,238		1,282,116		(1,764,227)
Income tax expense (benefit) (Note 7)	439,900		407,040		(259,928)
Net income (loss) before attribution of noncontrolling interests	397,338		875,076		(1,504,299)
Net income (loss) attributable to noncontrolling interests	(64,458)		15,257		(36,259)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	461,796		859,819		(1,468,040)
Income allocable to preferred shareholders:
Cash dividends paid	20,940		21,678		6,399
Beneficial conversion feature (Note 15)					9,478
Income allocable to preferred shareholders of Mitsubishi UFJ NICOS Co., Ltd. :
Effect of induced conversion of Mitsubishi UFJ NICOS Co., Ltd. Class 1 stock (Note 2)					7,676
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥ 440,856		¥ 838,141		¥ (1,491,593)
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 17 and 20)
Basic earnings (loss) per common share-net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥ 31.2		¥ 68.01		¥ (137.84)
Diluted earnings (loss) per common share-net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥ 31.08		¥ 67.87		¥ (137.84)

[1]	The following credit losses are included in Investment securities gains (Losses)-net: 27,962 million and 17,495 million ; Other changes in equity from nonowner sources - Net 1,860 million and 2,993 million; Total credit losses 29,822 million and 20,488 million, March 31, 2010 and 2011, respectively.

Consolidated Statements of Operations (Parenthetical) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements of Operations
Investment securities gains - net, decline in fair value	¥ 17,495	¥ 27,962
Investment securities gains - net, other changes in equity from nonowner sources - net	2,993	1,860
Investment securities gains - net, Total credit losses	¥ 20,488	¥ 29,822

Consolidated Statements of Changes in Equity from Nonowner Sources (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements of Changes in Equity from Nonowner Sources
Net income (loss) before attribution of noncontrolling interests	¥ 397,338	¥ 875,076	¥ (1,504,299)
Other changes in equity from nonowner sources:
Net unrealized holding gains (losses) on investment securities, Before income tax expense (benefit)	(354,577)	1,187,682	(2,070,144)
Net unrealized holding gains (losses) on investment securities, Income tax (expense) benefit	143,262	(441,401)	840,309
Net unrealized holding gains on investment securities (including unrealized gain of 1,103 million and 1,778 million, net of tax, related to debt securities with credit component realized in earnings in 2010 and 2011), Net of income tax expense (benefit)	(211,315)	746,281	(1,229,835)
Reclassification adjustment for gains (losses) included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	(122,524)	(224,560)	629,566
Reclassification adjustment for gains (losses) included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	50,395	90,894	(254,987)
Reclassification adjustment for gains (losses) included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	(72,129)	(133,666)	374,579
Other Comprehensive Income, Available-for-sale Securities Adjustment, Before income tax expense (benefit)	(477,101)	963,122	(1,440,578)
Other Comprehensive Income, Available-for-sale Securities Adjustment, Income tax (expense) benefit	193,657	(350,507)	585,322
Other Comprehensive Income, Available-for-sale Securities Adjustment, Net of income tax expense (benefit)	(283,444)	612,615	(855,256)
Net unrealized gains on derivatives qualifying for cash flow hedges, Gains (losses) before income tax expense (benefit)	88	3,621	15,180
Net unrealized gains on derivatives qualifying for cash flow hedges, Income tax (expense) benefit	(5)	(1,322)	(6,105)
Net unrealized gains on derivatives qualifying for cash flow hedges, Gains (losses) net of income tax expense (benefit)	83	2,299	9,075
Reclassification adjustment for gains (losses) included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	(5,740)	(11,711)	(8,615)
Reclassification adjustment for gains (losses) included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	2,255	4,617	3,380
Reclassification adjustment for gains (losses) included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	(3,485)	(7,094)	(5,235)
Other Comprehensive Income, Derivatives Qualifying as Hedges, Before income tax expense (benefit)	(5,652)	(8,090)	6,565
Other Comprehensive Income, Derivatives Qualifying as Hedges, Income tax (expense) benefit	2,250	3,295	(2,725)
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of income tax expense (benefit)	(3,402)	(4,795)	3,840
Pension liability adjustments, Gains (losses) before income tax expense (benefit)	(185,002)	352,647	(721,816)
Pension liability adjustments, Income tax (expense) benefit	73,483	(138,293)	289,201
Pension liability adjustments, Gains (losses) net of income expense (benefit)	(111,519)	214,354	(432,615)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	10,774	48,296	992
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	(4,344)	(19,427)	(345)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	6,430	28,869	647
Other Comprehensive Income, Defined Benefit Plan's Adjustment, Before income tax expense (benefit)	(174,228)	400,943	(720,824)
Other Comprehensive Income, Defined Benefit Plan's, Income tax (expense) benefit	69,139	(157,720)	288,856
Other Comprehensive Income, Defined Benefit Plan's Adjustment, Net of income tax expense (benefit)	(105,089)	243,223	(431,968)
Foreign currency translation adjustments, Gains (losses) before income tax expense (benefit)	(207,159)	25,036	(332,132)
Foreign currency translation adjustments, Income tax (expense) benefit	7,014	5,542	16,963
Foreign currency translation adjustments, Gains (losses) net of income tax expense (benefit)	(200,145)	30,578	(315,169)
Reclassification adjustment for losses included in net income (loss) before attribution of noncontrolling interests, Gains (losses) before income tax expense (benefit)	21,327	18,420	11,094
Reclassification adjustment for losses included in net income (loss) before attribution of noncontrolling interests, Income tax (expense) benefit	(9,021)	(8,136)	(1,959)
Reclassification adjustment for losses included in net income (loss) before attribution of noncontrolling interests, Gains (losses) net of income tax expense (benefit)	12,306	10,284	9,135
Other Comprehensive Income, Foreign Currency Translation Adjustment, Before income tax expense (benefit)	(185,832)	43,456	(321,038)
Other Comprehensive Income, Foreign Currency Translation Adjustment, Income tax (expense) benefit	(2,007)	(2,594)	15,004
Other Comprehensive Income, Foreign Currency Translation Adjustment, Net of income tax expense (benefit)	(187,839)	40,862	(306,034)
Total changes in equity from nonowner sources	(182,436)	1,766,981	(3,093,717)
Net income (loss) attributable to noncontrolling interests	(64,458)	15,257	(36,259)
Other changes in equity from nonowner sources attributable to noncontrolling interests	(3,935)	5,435	(8,027)
Total changes in equity from nonowner sources attributable to Mitsubishi UFJ Financial Group	¥ (114,043)	¥ 1,746,289	¥ (3,049,431)

Consolidated Statements of Changes in Equity from Nonowner Sources (Parenthetical) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements of Changes in Equity from Nonowner Sources
Net unrealized holding gains (losses) on investment securities, unrealized gain related to debt securities with credit component realized in earnings, net of tax	¥ 1,778	¥ 1,103

Consolidated Statements of Equity (JPY ¥) In Millions	Preferred stock (Note 15) [Member] Capital surplus (Note 16) [Member] Class 3 [Member]	Preferred stock (Note 15) [Member] Capital surplus (Note 16) [Member] Class 5 [Member]	Preferred stock (Note 15) [Member] Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member] Class 3 [Member]	Preferred stock (Note 15) [Member] Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member] Class 5 [Member]	Preferred stock (Note 15) [Member] Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member] Class 8 [Member]	Preferred stock (Note 15) [Member] Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member] Class 12 [Member]	Preferred stock (Note 15) [Member] Class 5 [Member]	Preferred stock (Note 15) [Member]	Common stock (Note 16) [Member] Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member]	Common stock (Note 16) [Member]	Capital surplus (Note 16) [Member]	Retained earnings appropriated for legal reserve (Note 17) [Member]	Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member]	Accumulated other changes in equity from nonowner sources, Net of taxes [Member] Net unrealized gains on investment securities (Note 3) [Member]	Accumulated other changes in equity from nonowner sources, Net of taxes [Member] Net unrealized gains (losses) on derivatives qualifying for cash flow hedges (Note 21) [Member]	Accumulated other changes in equity from nonowner sources, Net of taxes [Member] Pension liability adjustments (Note 13) [Member]	Accumulated other changes in equity from nonowner sources, Net of taxes [Member] Foreign currency translation adjustments [Member]	Accumulated other changes in equity from nonowner sources, Net of taxes [Member]	Treasury stock [Member]	Total Mitsubishi UFJ Financial Group shareholders' equity [Member]	Noncontrolling interests [Member]	Total
Balance at beginning of fiscal year at Mar. 31, 2008								¥ 247,100		¥ 1,084,708	¥ 5,791,300	¥ 239,571	¥ 935,309	¥ 973,697	¥ 1,764	¥ 122,848	¥ (178,889)		¥ (727,293)		¥ 663,816
Issuance of new shares of stock		194,183					195,000			42,844
Gains on induced conversion of shares of Mitsubishi UFJ NICOS Co., Ltd. Class 1 stock (Note 2)											71,103
Beneficial conversion feature of preferred stock (Note 15)											9,478		(9,478)
Stock-based compensation expense (Note 30)											14,418
Stock option and other share based compensation payouts as a result of UnionBanCal Corporation's privatization (Note 30)											(21,063)
Losses on sales of shares of treasury stock											(7,500)		(119,223)
Issuance of new shares of common stock and sale of treasury stock (Note 16)											43,906
Other-net											(5)		(25)								(2,671)
Net income (loss) attributable to Mitsubishi UFJ Financial Group													(1,468,040)									(1,468,040)
Cash dividends:
Common stock 14.00 in 2009, 11.00 in 2010, and 12.00 in 2011 per share									(146,937)
Preferred stock			(6,000)		(140)	(259)																(6,399)
Losses on exchange of shares of treasury stock for shares of Mitsubishi UFJ NICOS Co., Ltd. (Note 2)													(47,507)
Losses on sales of shares of treasury stock for shares of Mitsubishi UFJ NICOS Co., Ltd. (Note 2)													(35,966)
Effect of induced conversion of Mitsubishi UFJ NICOS Co., Ltd. Class 1 stock (Note 2)													(7,676)									7,676
Effect of adopting a new guidance on defined benefit pension and other postretirement plans (Note 1)													(132)			(131,574)
Net change in net unrealized gains on investment securities during the fiscal year														(858,334)								(1,229,835)
Effect of adopting a new guidance on fair value option for financial assets and financial liabilities (Note 1)													32,979	(20,150)
Net change in net unrealized gains (losses) on derivatives qualifying for cash flow hedges during the fiscal year															4,743							9,075
Net change in pension liability adjustments during the fiscal year																(437,743)						(431,968)
Net change in foreign currency translation adjustments during the fiscal year																	(290,057)					(306,034)
Effect of adopting new guidance on fair value measurements (Note 1)													27,317
Purchases of shares of treasury stock (Note 16)																			(2,919)
Sales of shares of treasury stock																			537,542
Net decrease (increase) resulting from changes in voting interests in its consolidated subsidiaries and affiliated companies																			(2,883)
Exchange of shares of treasury stock for shares of Mitsubishi UFJ NICOS Co., Ltd. (Note 2)																			184,878
Initial origination of noncontrolling interests																					60,858
Transactions between noncontrolling interest shareholders and the related consolidated subsidiaries																					(203,115)
Exchange of shares of treasury stock for shares of Mitsubishi UFJ NICOS Co., Ltd. and sale of shares of Mitsubishi UFJ NICOS Co., Ltd.																					(137,603)
Decrease in noncontrolling interests related to exclusion of subsidiaries from consolidation																					(92,298)
Decrease in noncontrolling interest related to disposition of subsidiaries																					(2,778)
Net income (loss) attributable to noncontrolling interests																					(36,259)	(36,259)
Dividends paid to noncontrolling interests																					(9,698)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains (losses) on investment securities																					(86)
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains (losses) on investment securities																					3,164
Net unrealized losses on derivatives qualifying for cash flow hedges																					(93)
Reclassification adjustment for gains included in net income (loss) attributable to noncontrolling interests in relation to net unrealized losses on derivatives qualifying for cash flow hedges																					(810)
Pension liability adjustments																					(655)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments																					6,430
Foreign currency translation adjustments																					(15,973)
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments																					(4)
Balance at end of fiscal year at Mar. 31, 2009								442,100		1,127,552	6,095,820	239,571	(845,778)	95,213	6,507	(446,469)	(468,946)	(813,695)	(10,675)	6,234,895	232,225	6,467,120
Issuance of new shares of stock										515,662
Issuance of new shares of common stock by way of exercise of the stock acquisition rights										24
Stock-based compensation expense (Note 30)											1,695
Conversion of preferred stock to common stock by a subsidiary											(641)
Losses on sales of shares of treasury stock													(261)
Issuance of new shares of common stock and sale of treasury stock (Note 16)											522,414
Other-net											237		(377)								(314)
Net income (loss) attributable to Mitsubishi UFJ Financial Group													859,819									859,819
Cash dividends:
Common stock 14.00 in 2009, 11.00 in 2010, and 12.00 in 2011 per share									(128,062)
Preferred stock			(6,000)	(15,678)																		(21,678)
Effect of adopting new guidance on recognition and presentation of other-than-temporary impairments, net of taxes (Note 1)													118,210	(118,210)
Net change in net unrealized gains on investment securities during the fiscal year														611,193								746,281
Net change in net unrealized gains (losses) on derivatives qualifying for cash flow hedges during the fiscal year															(4,795)							2,299
Net change in pension liability adjustments during the fiscal year																242,509						243,223
Net change in foreign currency translation adjustments during the fiscal year																	37,563					40,862
Purchases of shares of treasury stock (Note 16)																			(5,588)
Sales of shares of treasury stock																			2,806
Net decrease (increase) resulting from changes in voting interests in its consolidated subsidiaries and affiliated companies																			(497)
Initial origination of noncontrolling interests																					45,130
Transactions between noncontrolling interest shareholders and the related consolidated subsidiaries																					3,555
Decrease in noncontrolling interests related to exclusion of subsidiaries from consolidation																					(59,973)
Net income (loss) attributable to noncontrolling interests																					15,257	15,257
Dividends paid to noncontrolling interests																					(5,393)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains (losses) on investment securities																					1,808
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains (losses) on investment securities																					(386)
Pension liability adjustments																					616
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments																					98
Foreign currency translation adjustments																					3,273
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments																					26
Balance at end of fiscal year at Mar. 31, 2010								442,100		1,643,238	6,619,525	239,571	(18,127)	588,196	1,712	(203,960)	(431,383)	(45,435)	(13,954)	8,866,918	235,922	9,102,840
Issuance of new shares of common stock by way of exercise of the stock acquisition rights										894	893
Purchase of subsidiary shares from noncontrolling interest holders											4,337
Stock-based compensation expense (Note 30)											876
Losses on sales of shares of treasury stock													(84)
Redemption of preferred stock (Note 15)	(250,000)
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)											20,550										127,270
Other-net											(476)		(6)								(723)
Net income (loss) attributable to Mitsubishi UFJ Financial Group													461,796									461,796
Cash dividends:
Common stock 14.00 in 2009, 11.00 in 2010, and 12.00 in 2011 per share									(169,636)
Preferred stock			(3,000)	(17,940)																		(20,940)
Effect of induced conversion of Mitsubishi UFJ NICOS Co., Ltd. Class 1 stock (Note 2)
Effect of adopting new guidance on consolidation of certain variable interest entities (Note 23)													1,408	242			188				19,551
Net change in net unrealized gains on investment securities during the fiscal year														(284,505)								(211,315)
Net change in net unrealized gains (losses) on derivatives qualifying for cash flow hedges during the fiscal year															(3,402)							83
Net change in pension liability adjustments during the fiscal year																(103,751)						(105,089)
Net change in foreign currency translation adjustments during the fiscal year																	(184,181)					(187,839)
Purchases of shares of treasury stock (Note 16)																			(250,138)
Sales of shares of treasury stock																			1,262
Redemption of shares of treasury stock																			250,000
Net decrease (increase) resulting from changes in voting interests in its consolidated subsidiaries and affiliated companies																			1,579
Initial origination of noncontrolling interests																					39,799
Transactions between noncontrolling interest shareholders and the related consolidated subsidiaries																					17,540
Decrease in noncontrolling interests related to exclusion of subsidiaries from consolidation																					(36,911)
Decrease in noncontrolling interest related to disposition of subsidiaries																					(480)
Net income (loss) attributable to noncontrolling interests																					(64,458)	(64,458)
Dividends paid to noncontrolling interests																					(6,362)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains (losses) on investment securities																					1,056
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains (losses) on investment securities																					5
Pension liability adjustments																					(1,355)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments																					17
Foreign currency translation adjustments																					(3,687)
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments																					29
Balance at end of fiscal year at Mar. 31, 2011								¥ 442,100		¥ 1,644,132	¥ 6,395,705	¥ 239,571	¥ 254,411	¥ 303,933	¥ (1,690)	¥ (307,711)	¥ (615,376)	¥ (620,844)	¥ (11,251)	¥ 8,343,824	¥ 327,213	¥ 8,671,037

Consolidated Statements of Equity (Parenthetical) (Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member], JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Common stock (Note 16) [Member]
Cash dividends, Common stock, per share	¥ 12	¥ 11	¥ 14
Preferred stock (Note 15) [Member] | Class 3 [Member]
Cash dividends, Preferred stock, per share	¥ 30	¥ 60	¥ 60
Preferred stock (Note 15) [Member] | Class 5 [Member]
Cash dividends, Preferred stock, per share	¥ 115	¥ 100.5
Preferred stock (Note 15) [Member] | Class 8 [Member]
Cash dividends, Preferred stock, per share			¥ 7.95
Preferred stock (Note 15) [Member] | Class 12 [Member]
Cash dividends, Preferred stock, per share			¥ 11.5

Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Cash flows from operating activities:
Net income (loss) before attribution of noncontrolling interests	¥ 397,338		¥ 875,076		¥ (1,504,299)
Adjustments to reconcile net income (loss) before attribution of noncontrolling interests to net cash provided by (used in) operating activities
Depreciation and amortization	319,641		345,268		410,362
Impairment of goodwill (Note 6)			461		845,842
Impairment of intangible assets (Note 6)	26,566		12,400		126,885
Provision for credit losses (Note 4)	292,035		647,793		626,947
Investment securities losses (gains)-net	(121,803)	[1]	(223,030)	[1]	658,679	[1]
Foreign exchange losses (gains)-net	76,391		(236,055)		1,304,438
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities-net (Note 29)	110,003		(50,295)		217,933
Equity in losses of equity method investees	90,628		104,098		60,051
Provision for deferred income tax expense (benefit)	316,626		316,388		(401,367)
Decrease (increase) in trading account assets, excluding foreign exchange contracts	1,148,259		801,245		(4,390,178)
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts	1,456,811		(184,013)		1,493,062
Decrease in accrued interest receivable and other receivables	26,815		3,322		73,374
Decrease in accrued interest payable and other payables	(18,190)		(6,866)		(103,573)
Net increase in accrued income taxes and decrease (increase) in income tax receivables	6,875		5,762		103,164
Increase (decrease) in allowance for repayment of excess interest (Note 24)	52,722		7,378		(3,316)
Net increase in collateral for derivative transactions	(37,209)		(132,610)		(497,629)
Other-net	94,330		23,663		13,438
Net cash provided by (used in) operating activities	4,237,838		2,309,985		(966,187)
Cash flows from investing activities:
Proceeds from sales of investment securities available for sale (including proceeds from securities under fair value option) (Note 3)	78,141,353		74,475,416		76,089,849
Proceeds from maturities of investment securities available for sale (including proceeds from securities under fair value option) (Note 3)	29,841,882		46,056,462		29,796,236
Purchases of investment securities available for sale (including purchases of securities under fair value option) (Note 3)	(116,023,266)		(135,509,931)		(114,561,896)
Proceeds from maturities of investment securities being held to maturity	415,008		296,420		1,497,026
Purchases of investment securities being held to maturity	(644,793)		(433,118)		(296,772)
Proceeds from sales of other investment securities	28,156		104,040		37,773
Purchases of common stock investment in ACOM CO., LTD., an affiliated company of MUFG					(152,971)
Purchases of other investment securities	(39,196)		(379,154)		(958,616)
Net decrease (increase) in loans	2,751,433		5,919,699		(6,286,913)
Net decrease (increase) in interest-earning deposits in other banks	(2,916,248)		(1,273,410)		2,236,492
Net decrease in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	350,828		233,782		4,598,497
Proceeds from sales of premises and equipment	14,732		17,878		36,269
Capital expenditures for premises and equipment	(98,323)		(114,230)		(154,607)
Purchases of intangible assets	(151,775)		(171,405)		(195,482)
Proceeds from sales of consolidated VIEs and subsidiaries-net	45,957		1,290		110,010
Other-net	(8,631)		(38,171)		(48,474)
Net cash used in investing activities	(8,292,883)		(10,814,432)		(8,253,579)
Cash flows from financing activities:
Net increase in deposits	2,211,211		9,408,480		2,664,202
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	747,174		(1,048,232)		2,343,192
Net increase (decrease) in due to trust account	(68,911)		(237,215)		335,840
Net increase (decrease) in other short-term borrowings	2,533,987		(1,720,216)		2,576,140
Proceeds from issuance of long-term debt	2,573,277		3,478,615		2,917,573
Repayment of long-term debt	(3,109,981)		(2,467,525)		(2,756,725)
Proceeds from issuance of common stock, net of stock issue expenses			1,036,053		280,460
Proceeds from issuance of new shares of preferred stock, net of stock issue expenses					388,623
Proceeds from sales of treasury stock	327		1,077		187,147
Payments for acquisition of preferred stock (Note 15)	(250,000)
Payments to acquire treasury stock (Note 16)	(86)		(4,621)		(2,697)
Dividends paid	(190,299)		(149,486)		(153,217)
Dividends paid to noncontrolling interests	(6,314)		(5,908)		(12,864)
Payments related to privatization of UnionBanCal Corporation (Notes 2 and 30)					(410,373)
Other-net	15,525		4,256		(57,022)
Net cash provided by financing activities	4,455,910		8,295,278		8,300,279
Effect of exchange rate changes on cash and cash equivalents	(32,584)		440		(99,951)
Net increase (decrease) in cash and cash equivalents	368,281		(208,729)		(1,019,438)
Cash and cash equivalents at beginning of fiscal year	2,862,523		3,071,252		4,090,690
Cash and cash equivalents at end of fiscal year	3,230,804		2,862,523		3,071,252
Cash paid during the fiscal year for:
Interest	725,400		831,847		1,643,730
Income taxes, net of refunds	116,399		84,890		38,275
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	5,576		5,763		5,408
Acquisition of noncontrolling interests in Mitsubishi UFJ NICOS Co., Ltd. in exchange for treasury stock (Note 2)					131,445
Transfer to securities from loans resulting from securitizations (Note 4)					60,671
Transfer to trading account assets from investment securities available for sale (Note 29)					10,448,079
Transfer to investment securities being held to maturity from trading account assets (Note 3)					1,053,029
Union Bank's term borrowing issued in its fiscal year ended December 31, 2008, but settled on January 2, 2009					91,030
Transfer to investment securities being held to maturity from investment securities available for sale (Note 3)			111,895
Exchange of shares in Senshu Bank for shares in Senshu Ikeda Holdings, Inc. (Note 18):
Acquisition of shares of Senshu Ikeda Holdings, Inc. recorded at fair value			79,073
Deconsolidation of Senshu Bank at book value			50,069
Exchange of ownership interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd. for equity investment in Morgan Stanley MUFG Securities, Co., Ltd. in connection with the securities joint venture (Note 2):
Noncontrolling interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd.	127,270
Capital surplus	20,550
Adoption of new guidance on consolidation of certain variable interest entities (Note 23):
Increase in total assets, excluding cash and cash equivalents	237,008
Increases in total liabilities	214,887
Union Bank's acquisitions (Note 2):
Fair value of assets acquired	322,312
Fair value of liabilities assumed	¥ 328,332

[1]	The following credit losses are included in Investment securities gains (Losses)-net: 27,962 million and 17,495 million ; Other changes in equity from nonowner sources - Net 1,860 million and 2,993 million; Total credit losses 29,822 million and 20,488 million, March 31, 2010 and 2011, respectively.

Basis of Financial Statements and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2011
Basis of Financial Statments and Summary of Significant Accounting Policies
Basis of Financial Statments and Summary of Significant Accounting Policies

1.    BASIS OF FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Mitsubishi UFJ Financial Group, Inc. ("MUFG") is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. ("BTMU"), Mitsubishi UFJ Trust and Banking Corporation ("MUTB"), Mitsubishi UFJ Securities Holdings Co., Ltd. ("MUSHD"), Mitsubishi UFJ NICOS Co., Ltd. ("Mitsubishi UFJ NICOS"), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. ("MUMSS"). See Note 2 for more information on the securities joint venture with Morgan Stanley. Through MUFG's subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and provides related services to individual and corporate customers. See Note 27 for more information by business segment.

Basis of Financial Statements

The accompanying consolidated financial statements are stated in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("US GAAP"). In certain respects, the accompanying consolidated financial statements reflect adjustments which are not included in the consolidated financial statements issued by MUFG and certain of its subsidiaries in accordance with applicable statutory requirements and accounting practices in their respective countries of incorporation. The major adjustments include those relating to (1) investment securities, (2) derivative financial instruments, (3) allowance for credit losses, (4) income taxes, (5) consolidation, (6) premises and equipment, (7) transfer of financial assets, (8) accrued severance indemnities and pension liabilities, (9) goodwill and other intangible assets and (10) lease transactions.

Fiscal periods of certain subsidiaries, which end on or after December 31, and MUFG's fiscal year, which ends on March 31, have been treated as coterminous. For the fiscal years ended March 31, 2009, 2010 and 2011, the effect of recording intervening events for the three-month periods ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal periods ended on or after December 31, would have resulted in an increase of ¥2.42 billion to net loss, an increase of ¥3.90 billion to net income and an increase of ¥13.87 billion to net income, respectively. No intervening events occurred during each of the three-month periods ended March 31, 2009, 2010 and 2011 which, if recorded, would have had material effects to consolidated total assets, loans, total liabilities, deposits or total equity as of March 31, 2009, 2010 and 2011.

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to management judgment primarily relate to the allowance for credit losses on loans and off-balance sheet credit instruments, valuation allowances of deferred tax assets, tax reserves, valuation of financial instruments, goodwill, intangible assets, investment securities and accrued severance indemnities and pension liabilities.

Summary of Significant Accounting Policies

Significant accounting policies applied in the accompanying consolidated financial statements are summarized below:

Consolidation—The consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities ("VIEs") (together, the "MUFG Group"). In situations in which the MUFG Group has control through either majority ownership of voting stock and/or other means, including, but not limited to, the power to direct or influence entity management and policies, such entities are consolidated and noncontrolling interests are recorded in Total equity. Intercompany items have been eliminated. Investments in affiliated companies (companies over which the MUFG Group has the ability to exercise significant influence) are accounted for by the equity method of accounting and are reported in Other assets. The MUFG Group's equity interest in the earnings of these equity investees and gains or losses realized on disposition of such investments are reported in Equity in losses of equity method investees.

Before April 1, 2010, the MUFG Group consolidated VIEs when MUFG had a variable interest that will absorb majority of the VIE's expected losses or receive majority of its expected residual returns or both. After the adoption of new guidance on April 1, 2010, the MUFG Group consolidates VIEs if it has the power to direct the activities of the VIE which most significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity, except certain VIEs that are deemed as investment companies. For VIEs that are considered investment companies, the MUFG Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns or both. See Accounting Changes—Amendment of Accounting for Consolidation of Variable Interest Entities and Note 23 for the details of VIEs.

Assets that the MUFG Group holds in an agency, fiduciary or trust capacity are not assets of the MUFG Group and, accordingly, are not included in the accompanying consolidated balance sheets.

Cash Flows—For the purposes of reporting cash flows, cash and cash equivalents are defined as those amounts included in the consolidated balance sheets under the caption Cash and due from banks with original maturities of 90 days or less. Cash flows from qualified hedging activities are classified in the same category as the items being hedged.

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions—Financial statements of overseas entities are translated into Japanese yen using the respective fiscal year-end exchange rates for assets and liabilities. Income and expense items are translated at average rates of exchange for the respective fiscal periods.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MUFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of accumulated other changes in equity from nonowner sources. Tax effects of gains and losses on foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Foreign currency-denominated assets and liabilities are translated into the functional currencies of the individual entities included in consolidation at the respective fiscal year-end foreign exchange rates. Foreign currency-denominated income and expenses are translated using average rates of exchange for the respective fiscal periods. Gains and losses from such translation are included in Foreign exchange gains (losses)—net, as appropriate.

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions—Securities sold with agreements to repurchase ("repurchase agreements"), securities purchased with agreements to resell ("resale agreements") and securities lending and borrowing transactions are accounted for as secured financing or lending transactions, if control over the securities is not surrendered. If they meet the relevant conditions for the surrender of control, they are accounted for as sales of securities with related off-balance sheet forward repurchase commitments or purchases of securities with related off-balance sheet forward resale commitments. For the fiscal years ended March 31, 2009, 2010 and 2011, there were no such transactions accounted for as sales.

Collateral—For secured lending transactions, including resale agreements, securities borrowing transactions, commercial lending and derivative transactions, the MUFG Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets. For most securities lending transactions, the MUFG Group maintains strict levels of collateralization governed by daily mark-to-market analysis. Financial assets pledged as collateral are generally negotiable financial instruments and are permitted to be sold or repledged by secured parties. If the MUFG Group sells these financial assets received as collateral, it recognizes the proceeds from the sale and its obligation to return the collateral. For secured borrowing transactions, principally repurchase agreements and securities lending transactions and derivative transactions, where the secured party has the right to sell or repledge financial assets pledged as collateral, the MUFG Group separately discloses those financial assets pledged as collateral in the consolidated balance sheets.

Trading Account Securities—Securities and money market instruments held in anticipation of short-term market movements and for resale to customers are included in Trading account assets, and short trading positions of these instruments are included in Trading account liabilities. Trading positions are carried at fair value on the consolidated balance sheets and recorded on a trade date basis. Changes in the fair value of trading positions are recognized currently in Trading account profits (losses)—net, as appropriate. The MUFG Group has elected fair value option accounting for certain foreign securities. See Note 29 for a further discussion of fair value option accounting.

Investment Securities—Debt securities for which the MUFG Group has both the ability and positive intent to hold to maturity are classified as Securities being held to maturity and carried at amortized cost. Debt securities that the MUFG Group may not hold to maturity and marketable equity securities, other than those classified as Trading account securities, are classified as Securities available-for-sale, and are carried at their fair values, with unrealized gains and losses reported on a net-of-tax basis within Accumulated other changes in equity from nonowner sources, which is a component of equity. Other investment securities include nonmarketable equity securities carried at their acquisition cost, and also securities held by subsidiaries that are investment companies or broker and dealers. Such securities held by those subsidiaries are subject to the specialized industry accounting principles for investment companies and broker and dealers applicable for those subsidiaries. Securities of those subsidiaries are carried at their fair values.

Individual debt and equity securities are written down to fair value with the resulting losses charged to consolidated statements of operations when, in the opinion of management, a decline in estimated fair value below the cost of such securities is other than temporary. Such impairment loss is included in Investment securities gains (losses)—net in the consolidated statements of operations. In determining other than temporary declines in fair value to be recognized as an impairment loss on investment securities, the MUFG Group generally considers factors such as the ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery in fair value, the financial condition of the issuer, the extent of decline in fair value, and the length of time that the decline in fair value below cost has existed. The MUFG Group adopted the new guidance which amends the other than temporary impairment model for debt securities on April 1, 2009. See Accounting Changes-Recognition and Presentation of Other-Than-Temporary Impairments for a further discussion. This new guidance did not affect the other than temporary impairment model for equity securities. Interest and dividends on investment securities are reported in Interest income. Dividends are recognized when the shareholder right to receive the dividend is established. Gains and losses on disposition of investment securities are computed using the average cost method and are recognized on the trade date.

Derivative Financial Instruments—The MUFG Group engages in derivative activities involving swaps, forwards, futures, options, and other types of derivative contracts. Derivatives are used in trading activities to generate trading revenues and fee income for its own account and to respond to the customers' financial needs. Derivatives are also used to manage its market risk exposures to fluctuations in interest and foreign exchange rates, equity and commodity prices, and counterparty credit risk.

Derivatives entered into for trading purposes are carried at fair value and are reported as Trading account assets or Trading account liabilities. The fair values of derivative contracts executed with the same counterparty under legally enforceable master netting agreements are presented on a gross basis. Changes in the fair value of such contracts are recognized currently in Foreign exchange gains (losses)—net with respect to foreign exchange contracts and in Trading account profits (losses)—net with respect to interest rate contracts and other types of contracts.

Embedded features that are not clearly and closely related to the host contracts and meet the definition of derivatives are separated from the host contracts and measured at fair value unless the contracts embedding the derivatives are measured at fair value in their entirety.

Derivatives are also used to manage exposures to fluctuations in interest and foreign exchange rates arising from mismatches of asset and liability positions. Certain of those derivatives are designated by the MUFG Group and qualify for hedge accounting. A derivative is designated as a hedging instrument at the inception of each such hedge relationship and the MUFG Group documents, for such individual hedging relationships, the risk management objective and strategy, including identifying the item being hedged, identifying the specific risk being hedged and the method used to assess the hedge's effectiveness. In order for a hedging relationship to qualify for hedge accounting, the changes in the fair value of the derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the risk being hedged. Any ineffectiveness, which arises during the hedging relationship, is recognized in Non-interest income or expense in the period in which it arises. All qualifying hedging derivatives are valued at fair value and included in Other assets or Other liabilities. For cash flow hedges, the unrealized changes in fair value to the extent effective are recognized in Accumulated other changes in equity from nonowner sources. Amounts realized on cash flow hedges related to variable rate loans are recognized in Net interest income in the period when the cash flow from the hedged item is realized. The fair value of cash flow hedges related to forecasted transactions, if any, is recognized in Non-interest income or expense in the period when the forecasted transaction occurs. Any difference that arises from gains or losses on hedging derivatives offsetting corresponding gains or losses on the hedged items, and gains and losses on derivatives attributable to the risks excluded from the assessment of hedge effectiveness are recognized in Non-interest income or expense.

Loans—Loans originated by the MUFG Group ("originated loans") are carried at the principal amount outstanding, adjusted for unearned income and deferred net nonrefundable loan fees and costs. Originated loans held and intended for dispositions or sales in secondary markets are transferred to the held-for-sale classification and carried at the lower of cost or estimated fair value generally on an individual loan basis. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on loans that are not impaired is accrued and credited to interest income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the contractual lives of the loans using a method that approximates the interest method when such purchased loans are outside the scope of the guidance on loans and debt securities acquired with deteriorated credit quality as described below.

The MUFG Group divides its loan portfolio into the following segments—Commercial, Residential, Card and UnionBanCal Corporation ("UNBC") based on the segments used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further divides the Commercial segment into classes based on initial measurement attributes, risk characteristics, or its method of monitoring and assessing credit risk.

Originated loans are considered impaired when, based on current information and events, it is probable that the MUFG Group will be unable to collect all the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Past due status is determined based on the contractual terms of the loan and the actual number of days since the last payment date, and is considered in determining impairment. Originated loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is generally evaluated on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price, or the fair value of the collateral if the loan is collateral dependent.

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest. Specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment. A nonaccrual loan may be restored to an accrual status when interest and principal payments become current and management expects that the borrower will make future contractual payments as scheduled. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. Cash receipts on nonaccrual loans, for which the ultimate collectibility of principal is uncertain, are applied as principal reductions; otherwise, such collections are credited to income. The MUFG Group does not capitalize any accrued interest in the principal balances of impaired loans at each balance sheet date.

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, impaired loans acquired for which it is probable that the MUFG Group will be unable to collect all contractual receivables are initially recorded at the present value of amounts expected to be received. For these impaired loans, the related valuation allowances are not carried over or created initially. Accretable yield is limited to the excess of the investor's estimate of undiscounted cash flows over the investor's initial investment in the loan. Subsequent increases in cash flows expected to be collected are recognized prospectively through adjustment of the loan's yield over its remaining life after reduction of any remaining allowance for credit losses for the loan established after its acquisition, if any, while any decrease in such cash flows below those initially expected at acquisition plus additional cash flows expected to be collected arising from changes in estimate after acquisition are recognized as impairments.

Loan Securitization—The MUFG Group securitizes and services commercial, industrial, and residential loans in the normal course of business. The MUFG Group accounts for a transfer of loans in a securitization transaction as a sale if it meets relevant conditions for the surrender of control. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. Interests in loans sold through a securitization accounted for as a sale may be retained in the form of subordinated tranches or beneficial interests. These retained interests are primarily recorded in Securities available for sale. The previous carrying amount of the loans involved in the transfer is allocated between the loans sold and the retained interests based on their relative fair values at the date of the securitization. Since quoted market prices are generally not available, the MUFG Group usually estimates fair value of these retained interests based on the present value of future expected cash flows by using modeling techniques that involve management's best estimates of key assumptions, which may include default ratio, recovery rates, and discount rates. See Accounting Changes—Amendment of Accounting for Transfers of Financial Assets and Note 29 for details of fair value measurements.

Allowance for Credit Losses—The MUFG Group maintains an allowance for credit losses to absorb probable losses inherent in the loan portfolio. Actual credit losses (amounts deemed uncollectible, in whole or in part), net of recoveries, are generally determined based on detailed loan reviews and a credit assessment by management at each balance sheet date, and are deducted from the allowance for credit losses as net charge-offs. The MUFG Group generally applies its charge-off policy to all loans in its portfolio regardless of the type of borrower. Management believes that the provision for credit loss is adequate and the allowance is at the appropriate amount to absorb probable losses inherent in the loan portfolio. During the fiscal year, the MUFG Group did not make any significant changes to the methodologies or policies used to determine its allowance for credit losses.

Key elements relating to the policies and discipline used in determining the allowance for credit losses are credit classification and the related borrower categorization process. The categorization is based on conditions that may affect the ability of borrowers to service their debt, taking into consideration current financial information, historical payment experience, credit documentation, public information, analyses of relevant industry segments or current trends. In determining the appropriate level of the allowance, the MUFG Group evaluates the probable loss by category of loan based on its type and characteristics.

The methodologies used to estimate the allowance for each portfolio segment are as follows.

Commercial segment

In the Commercial segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for country risk exposure, and the allocated allowance for large groups of smaller-balance homogeneous loans.

The allocated allowance for individual loans specifically identified for evaluation represents the impairment allowance determined in accordance with the guidance on accounting by creditors for impairment of a loan. The factors considered by management in determining impairment is the internal credit rating assigned to each borrower which represents the borrower's creditworthiness determined based on payment status, number of delinquencies, and the probability of collecting principal and interest payments when due. The impairment of a loan is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or on the loan's observable market price, or based on the fair value of the collateral if the loan is collateral dependent.

The formula allowance is applied to loans that are categorized as Normal or Close Watch, excluding loans identified as a troubled debt restructuring ("TDR"), based on the internal credit rating and historical loss factors which are based on the loss experience. Loans categorized as Normal represent those that are not deemed to have collectibility issues. Loans categorized as Close Watch represent those that require close monitoring due to borrowers' unstable business performance or their financial condition. Estimated losses inherent in the loans at the balance sheet date are calculated by multiplying the default ratio by the nonrecoverable ratio (determined as a complement of the recovery ratio). The default ratio is determined by each internal credit rating, taking into account the historical number of defaults of borrowers within each internal credit rating divided by the total number of borrowers. The recovery ratio is mainly determined by the historical experience of collections against loans in default. The default ratio, the recovery ratio and other indicators are continually reviewed to determine the appropriate level of the allowance. Because the evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment, the estimation of the formula allowance is back-tested by comparing the allowance with the actual results subsequent to the balance sheet date. The results of such back-testing are evaluated by management to determine whether the manner and level of formula allowance needs to be changed in subsequent years.

The allocated allowance for country risk exposure is a country-specific allowance for Normal and Close Watch loans, excluding loans identified as a TDR. The allowance is established to supplement the formula allowance for these loans, based on an estimate of probable losses relating to the exposure to countries that are identified by management to have a high degree of transfer risk. The measurement is based on a function of default probability and the recovery ratio with reference to external credit ratings. For the allowance for individual cross-border loans specifically identified for evaluation, the MUFG Group incorporates transfer risk in its determination of the related allowance.

The allocated allowance for large groups of smaller-balance homogeneous loans is established through a process that begins with estimates of probable losses inherent in the portfolio. These estimates are based upon various analyses, including historical delinquency and historical loss experience.

Residential segment

In the Residential segment, the loans are comprised of smaller-balance homogeneous loans that are pooled by their internal credit ratings based on the number of delinquencies. The loans in this segment are generally secured by collateral. Collateral values are based on internal valuation sources, and the allowance is determined for unsecured amounts. The allowance for the nondelinquent group of loans is determined based on historical loss experience. For delinquent groups of loans, the MUFG Group determines the allowance based on the probability of insolvency by the number of actual delinquencies and historical loss experience.

Card segment

In the Card segment, the loans are smaller-balance homogeneous loans that are pooled by their internal credit rating based on the number of delinquencies. The allowance for loans in this segment is basically determined based on the probability of insolvency by the number of actual delinquencies and historical loss experience. For calculating the allocated allowance for loans specifically identified for evaluation, impaired loans are aggregated for the purpose of measuring impairment using historical loss factors.

UNBC segment

In the UNBC segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for large groups of smaller-balance homogeneous loans, and the unallocated allowance.

The allocated allowance for individual loans specifically identified for evaluation is established for loans when management determines that the MUFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, including interest payments. Impaired loans are carried at the lower of the recorded investment in the loan, the present value of expected future cash flows discounted at the loan's effective rate, the loan's observable market price, or the fair value of the collateral, if the loan is collateral dependent.

The formula allowance is calculated by applying historical loss factors to outstanding loans. Historical loss factors are based on the historical loss experience and may be adjusted for significant factors that, in management's judgment, affect the collectibility of the portfolio as of the balance sheet date.

The allocated allowance for large groups of smaller-balance homogeneous loans is established for consumer loans as well as for smaller balance commercial loans. These loans are managed by a pool basis, and loss factors are based on expected net charge-off ranges.

The unallocated allowance represents an estimate of additional losses inherent in the loan portfolio and is composed of attribution factors, which are based upon management's evaluation of various conditions that are not directly or indirectly measured in the determination of the allocated allowance. The conditions used for consideration of the unallocated allowance at each balance sheet date include factors such as, existing general economic and business conditions affecting the key lending areas, credit quality trends, collateral values, loan volumes and concentrations, seasoning of the loan portfolio, specific industry conditions, recent loss experience, duration of the current business cycle, bank regulatory examination results and findings of the internal credit examiners. The MUFG Group reviews these conditions and has an internal discussion with senior credit officers on a quarterly basis.

Allowance for Off-Balance Sheet Credit Instruments—The MUFG Group maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, standby letters of credit and other financial instruments. The allowance is recorded as a liability in Other liabilities. The MUFG Group adopts the same methodology used in determining the allowance for credit losses on loans. Potential credit losses related to derivatives are considered in the fair value of the derivatives.

Net changes in the allowance for off-balance sheet credit instruments are accounted for as Other non-interest expenses.

Premises and Equipment—Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, BTMU and MUTB apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3to 39

Maintenance, repairs and minor improvements are charged to operations as incurred. Major improvements are capitalized. Net gains or losses on dispositions of premises and equipment are included in Other non-interest income or expense, as appropriate.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount to future undiscounted net cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level with independent and identifiable cash flows. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less estimated cost to sell.

Asset retirement obligations related to restoration of certain leased properties upon lease termination are recorded in Other liabilities with a corresponding increase in leasehold improvements. The amounts represent the present value of expected future cash flows associated with returning such leased properties to their original condition. The difference between the gross and present value of expected future cash flows is accreted over the life of the related leases as a non-interest expense.

Goodwill—Before April 1, 2009, the MUFG Group had recognized goodwill, as of the acquisition date, measured as the excess of the cost of investments in subsidiaries over its share of the fair value of net assets. After the adoption of new guidance on accounting for business combinations on April 1, 2009, the MUFG Group recognizes goodwill, as of the acquisition date, measured as the excess of fair value, including that of noncontrolling interests, over net assets of the acquiree. Goodwill related to investments in equity method investees is included in Other assets as a part of the carrying amount of investments in equity method investees.

Goodwill arising from a business combination is not amortized but is tested at least annually for impairment. Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. A reporting unit is an operating segment, or an identified business unit one level below an operating segment. An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds its implied fair value.

Intangible assets—Intangible assets consist of software, core deposit intangibles, customer relationships, trade names and other intangible assets. These are amortized over their estimated useful lives unless they have indefinite useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	12 to 27	Declining-balance
Trade names	5 to 40	Straight-line

Intangible assets having indefinite useful lives, primarily certain customer relationships, are not amortized but are subject to annual impairment tests. An impairment exists if the carrying value of an indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and the carrying amount exceeds the fair value of the intangible asset.

The MUFG Group capitalizes certain costs associated with the acquisition or development of internal-use software. Costs subject to capitalization are salaries and employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project, to the extent of time spent directly on the project. Once the software is ready for its intended use, the MUFG Group begins to amortize capitalized costs on a straight-line basis.

Accrued Severance and Pension Liabilities—The MUFG Group has defined benefit pension plans and other postretirement benefit plans, including severance indemnities plans. The liabilities related to these plans are computed and recognized based on actuarial computations. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if it exceeds the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation. Under the guidance related to employers' accounting for defined benefit pension and other postretirement plans, the MUFG Group recognizes a net liability or asset to report the funded status of its defined benefit pension and other postretirement plans in the consolidated balance sheets and recognizes changes in the funded status of defined benefit pension and other postretirement plans in the year in which the changes occur in Accumulated other changes in equity from nonowner sources. The costs of the plans, based on actuarial computations of current and future employee benefits, were charged to Salaries and employee benefits. The MUFG Group measures plan assets and benefit obligations as of the date of the consolidated balance sheets.

Long-Term Debt—Premiums, discounts and issuance costs of long-term debt are amortized based on the method that approximates the interest method over the terms of the long-term debt.

Obligations under Guarantees—The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MUFG Group recognizes guarantee fee income over the guarantee period based on the contractual terms of the guarantee contracts. It is the MUFG Group's business practice to receive a guarantee fee at the inception of the guarantee, which approximates market value of the guarantee and is initially recorded as a liability, which is then recognized as guarantee fee income ratably over the guarantee period.

Allowance for Repayment of Excess Interest—The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers' profile, recent trend of borrowers' demand for reimbursement, and appropriate management's future forecasts. The allowance is recorded as a liability in Other liabilities. In relation to the estimate of this allowance, see Note 1 "Change in Accounting Estimates" section for the details.

Fees and Commissions—Revenue recognition of major components of fees and commissions is as follows:

•

Fees on funds transfer and collection services, service charges on deposit accounts, fees and commissions on securities business, fees on real estate business, insurance commissions, fees and commissions on stock transfer agency services, fees on investment funds business, and fees and commissions from other services are generally recognized as revenue when the related services are performed or recognized over the period that the service is provided.

•	Fees from trade-related financing services are recognized over the period of the financing.

•

Trust fees are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to trust accounts with guarantee of trust principal, trust fees are determined based on the profits earned by individual trust account during the trust accounting period, less deductions, including provision for reserve, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account.

•	Annual fees and royalty and other service charges related to credit card business are recorded on a straight-line basis as services are provided.

•	Interchange income from the credit card business is recognized as billed.

•

Fees on guarantees are generally recognized over the contractual periods of the respective guarantees. Amounts initially recorded as a liability corresponding to the obligations at fair value are generally recognized as revenue over the terms of the guarantees as the MUFG Group is deemed to be released from the risk under guarantees.

Income Taxes—The provision for income taxes is determined using the asset and liability method of accounting for income taxes. Under this method, deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance is recognized for any portion of the deferred tax assets where it is considered more likely than not that it will not be realized. The provision for deferred taxes is based on the change in the net deferred tax asset or liability during the fiscal year.

Free Distributions of Common Shares—As permitted by the Company Law, Japanese companies, upon approval by the Board of Directors, may make a free distribution of shares, in the form of a "stock split" as defined, to shareholders. In accordance with generally accepted accounting practice in Japan, such distribution does not give rise to any change in capital stock or capital surplus accounts. Common shares distributed are recorded as shares issued on the distribution date. See Note 16 for further information.

Earnings (Loss) per Common Share—Basic earnings per share ("EPS") excludes dilutive effects of potential common shares and is computed by dividing income available to common stock shareholders by the weighted average number of common shares outstanding for the period, while diluted EPS gives effect to all dilutive potential common shares that were outstanding during the period. See Note 20 for the computation of basic and diluted EPS.

Treasury Stock—The MUFG Group presents its treasury stock, including shares of MUFG owned by its subsidiaries and affiliated companies, as a reduction of equity on the consolidated balance sheets at cost and accounts for treasury stock transactions under an average cost method. Gains (losses) on sales of treasury stock are charged to capital surplus, and unappropriated retained earnings.

Comprehensive Income (Loss)—Comprehensive income (loss) includes net income (loss) before attribution to noncontrolling interests and other changes in equity from nonowner sources. All changes in unrealized gains and losses on investment securities, unrealized gains and losses on derivatives qualifying for cash flow hedges, pension liability adjustments and foreign currency translation adjustments constitute changes in equity from nonowner sources and are presented, with related income tax effects, in the consolidated statements of changes in equity from nonowner sources.

Stock-Based Compensation—MUFG and certain of its subsidiaries have stock-based compensation plans. Stock-based compensation expenses are recognized based on the grant date fair value of share based compensation over the period during which an employee is required to provide service in accordance with the terms of the plans. See Note 30 for further discussion of stock-based compensation plans.

Reclassifications

Certain reclassifications and format changes have been made to the consolidated financial statements for the fiscal years ended March 31, 2009 and 2010 to conform to the presentation for the fiscal year ended March 31, 2011.

These reclassifications and format changes include the presentation of "Changes in financial instruments measured at fair value under fair value option, excluding trading account securities —net (Note 29)" as a separate line item which had previously been presented as "Other—net" in cash flows from operating activities in the consolidated statements of cash flows for the fiscal years ended March 31, 2009 and 2010.

These reclassifications and format changes did not result in a change to previously reported financial positions and results of operations.

Change in Accounting Estimates

The MUFG Group periodically updates underlying assumptions to make a current estimate of the allowance for credit losses. During the fiscal year ended March 31, 2009, MUTB adopted an advanced estimation to determine the appropriate level of formula allowance, which is estimated based primarily on the default ratio and the recoverable ratio. Previously, the recoverable ratio was computed according to the amount of the secured part of the loan or appraisal of the collateral, which was discounted by a certain rate. Due to the accumulation of the historical data, MUTB has begun incorporating the historical recovery data of the unsecured portion of loans and of the respective collateral for its respective recoverable ratios since the fiscal year ended March 31, 2009. For the fiscal year ended March 31, 2009, the effect from those changes had a positive impact on Income (loss) before income tax expense (benefit) and Net income (loss) attributable to Mitsubishi UFJ Financial Group of ¥104 billion and ¥62 billion, respectively, and a corresponding impact on both basic and diluted earnings (loss) per common share of ¥5.69 per share.

The MUFG Group observed that the market for collateralized loan obligations ("CLOs") backed by general corporate loans became significantly inactive compared with normal market activity due to the reduction in liquidity of certain debt securities resulting from the global financial market instability in the second half of the fiscal year ended March 31, 2009. Under such circumstances, the MUFG Group concluded that the unadjusted non-binding quotes from broker-dealers became less reflective of the fair values for CLOs backed by general corporate loans. Consequently, during the second half of the fiscal year ended March 31, 2009, the MUFG Group changed the valuation method for estimating the fair value of such CLOs from the method adopting unadjusted quotes from independent broker-dealers to the estimation method by weighting the internal model prices and the non-binding broker-dealer quotes. This change in valuation method was accounted for prospectively as a change in accounting estimate. See Note 29 for the details of the valuation method.

Prior to the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS, an MUFG's consumer finance subsidiary had estimated the allowance for repayment of excess interest (see Note 24 for the details of this allowance) based primarily on historical reimbursement rates of excess interest. For the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS revised its estimate by updating management's future forecast to reflect new reimbursement claims information and other data following various legal and industry developments that occurred during the fiscal year. For the fiscal year ended March 31, 2011, the effect from the changes had a negative impact on Income (loss) before income tax expense (benefit) and Net income (loss) attributable to Mitsubishi UFJ Financial Group of ¥61 billion and ¥49 billion, respectively, and a corresponding impact on both basic and diluted earnings (loss) per common share of ¥3.45 per share.

Accounting Changes

Defined Benefit Pension and Other Postretirement Plans—In September 2006, the FASB issued new guidance related to employers' accounting for defined benefit pension and other postretirement plans. The new guidance clarifies that defined benefit assets and obligations should be measured as of the date of the entity's consolidated balance sheets. The requirement to measure plan assets and benefit obligations as of the date of the consolidated balance sheets was effective for fiscal years ending after December 15, 2008.

The MUFG Group adopted the new measurement date provisions on April 1, 2008 which changed the measurement date for plan assets and benefit obligations of BTMU and some of its domestic subsidiaries from December 31 to March 31 by using the approach that remeasured plan assets and benefit obligations as of March 31, 2008. The MUFG Group recognized ¥411 million in gains on settlement during the period from January 1, 2008 to March 31, 2008 and recorded a decrease in the beginning balance of retained earnings as of April 1, 2008 by ¥132 million, net of taxes, and a decrease in the beginning balance of accumulated other changes in equity from nonowner sources as of April 1, 2008 by ¥131,574 million, net of taxes, as a result of adopting this provision. The impact on the beginning balance of accumulated other changes in equity from nonowner sources upon adoption of the new measurement date provisions as of April 1, 2008 is mainly due to a decrease in the fair value of plan assets of ¥175,680 million and an increase in benefit obligations of ¥32,382 million, net of ¥4,333 million in settlements during the period from January 1, 2008 to March 31, 2008 recognized as lump-sum payments for the fiscal year ended March 31, 2008. The increase was caused by a decline in the discount rate from December 31, 2007 to March 31, 2008.

Fair Value Measurements—In September 2006, the FASB issued new guidance on the measurement of fair value. This new guidance defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. In addition, it applies under other accounting topics that require or permit fair value measurements since the FASB previously concluded in those accounting topics that fair value is the relevant measurement attribute. Accordingly, this new guidance does not require any new fair value measurements. Under the new guidance, fair value refers to the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, a fair value hierarchy is established that prioritizes the information used to develop those assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, for example, the reporting entity's own data. Fair value measurements are separately disclosed by level within the fair value hierarchy. This new guidance is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. It shall be applied prospectively, except for the provisions related to block discounts, and existing derivative and hybrid financial instruments measured at fair value using the transaction price. This new guidance nullifies the guidance which requires the deferral of trade date gains or losses on derivatives where the fair value of those derivatives were not obtained from a quoted market price, supported by comparison to other observable market transactions, or based upon a valuation technique incorporating observable market data. The new guidance also precludes the use of a blockage factor when measuring financial instruments traded in an active market at fair value and requires consideration of nonperformance risk when measuring liabilities at fair value. Effective April 1, 2008, the MUFG Group adopted the new guidance for measurement of fair value. Upon its adoption, the difference between the carrying amount and fair value of the derivatives measured under the previous guidance was recognized as a cumulative effect to the beginning balance of retained earnings as of April 1, 2008 in the amount of ¥27,317 million, net of taxes.

In February 2008, the FASB issued new guidance on the application of fair value measurements for purposes of lease classification or measurement and new guidance on the effective date of the application of fair value measurements. The first guidance amends the fair value measurement guidance to exclude lease accounting, and other accounting topics that address fair value measurements for the purposes of lease classification or measurement. However, this scope exception does not apply to assets acquired and liabilities assumed in a business combination that are required to be measured at fair value, regardless of whether those assets and liabilities are related to leases. The second guidance applies to nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in an entity's financial statements on a recurring basis and defers the effective date of the fair value measurement guidance to fiscal years beginning after November 15, 2008, and interim periods within those fiscal years for those items. The MUFG Group adopted the guidance on April 1, 2008 to all financial assets and liabilities measured and disclosed on a fair value basis, excluding the nonfinancial assets and liabilities. For the nonrecurring nonfinancial assets and nonfinancial liabilities, including premises and equipment, intangible assets and goodwill measured at fair value for impairment, the MUFG Group adopted the fair value measurement guidance on April 1, 2009. The adoption of this new guidance did not have a material impact on the MUFG Group's financial position and results of operations.

In October 2008, the FASB issued new guidance to clarify how an entity would determine fair value in a market that is not active. This guidance was effective upon issuance and did not have a material impact on the MUFG Group's financial position and results of operations.

In April 2009, the FASB staff issued an amendment to the fair value measurement guidance, providing additional guidance for estimating fair value when the volume and level of activity for the asset or liability has significantly decreased, including guidance on identifying circumstances that indicate a transaction is not orderly. This amendment requires entities to disclose, in both interim and annual periods, the inputs and valuation techniques used to measure fair value and provide by major categories of debt and equity securities, the fair value hierarchy and Level 3 roll-forward disclosures. This amendment was effective prospectively for interim and annual periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The MUFG Group adopted this amendment on April 1, 2009, which had no material impact on its financial position and results of operations.

See Note 29 for a further discussion of the adoption of the new fair value measurement guidance.

Fair Value Option for Financial Assets and Financial Liabilities—In February 2007, the FASB issued new guidance which provided an option for measuring certain financial assets and financial liabilities using fair value. This guidance allows entities to choose, at specified election dates, to measure eligible financial assets and liabilities and certain other items at fair value that are not otherwise required to be measured at fair value. If a company elects the fair value option for an eligible item, changes in that item's fair value in subsequent reporting periods must be recognized in current earnings. This guidance was effective for fiscal years beginning after November 15, 2007. Early adoption is permitted subject to certain conditions. The MUFG Group adopted this guidance on April 1, 2008. The MUFG Group elected the fair value option for foreign securities classified as available-for-sale held by BTMU and MUTB in the amount of ¥10,448,079 million, whose unrealized gains and losses were reported within accumulated other changes in equity from nonowner sources as of March 31, 2008. BTMU and MUTB economically manage, through their asset and liability management activities, risks associated with their foreign currency-denominated financial assets and liabilities related to fluctuation of foreign exchange rates. However, prior to the adoption of this guidance for these securities, gains and losses on translation of these securities were reflected in other changes in equity from nonowner sources, while gains and losses on translation of foreign currency-denominated financial liabilities were included in current earnings. The MUFG Group elected the fair value option for these securities to mitigate accounting mismatches related to fluctuations of foreign exchange rates. As a result of adopting the fair value option on these securities, MUFG recorded an increase in the beginning balance of retained earnings as of April 1, 2008 of ¥20,150 million, net of taxes. In addition, the MUFG Group elected the fair value option for certain financial instruments held by MUSHD's foreign subsidiaries, which increased the beginning balance of retained earnings as of April 1, 2008 of ¥12,829 million, net of taxes.

Noncontrolling Interests—In December 2007, the FASB issued new guidance which requires companies to clearly identify and present ownership interests in subsidiaries held by parties other than the parent in the consolidated financial statements within the equity section but separate from the parent's equity. It also requires the amount of consolidated net income attributable to the parent and to the noncontrolling interests be clearly identified and presented on the face of the consolidated statements of operations; changes in parent's ownership interest while the parent retains its controlling financial interest in its subsidiary be accounted for similarly as equity transactions; and when a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary and the gain or loss on the deconsolidation of the subsidiary be measured at fair value. This guidance is effective for financial statements issued for fiscal years beginning on or after December 15, 2008. The MUFG Group adopted this guidance on April 1, 2009. As a result, effective April 1, 2009, ¥232,225 million of noncontrolling interests as of March 31, 2009 was reclassified from Other liabilities to Equity on its consolidated balance sheets.

Recognition and Presentation of Other-Than-Temporary Impairments—In April 2009, the FASB staff issued guidance, which amends the other than temporary impairment model for debt securities. This guidance requires an entity to recognize an other than temporary impairment of a debt security if the entity has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis. In addition, this guidance requires an entity to recognize the credit component of an other-than-temporary impairment of a debt security in earnings or the noncredit component in accumulated other changes in equity from nonowner sources when the entity does not intend to sell the debt security and if it is more likely than not that the entity will not be required to sell the debt security before recovery of its amortized cost basis. This guidance also requires additional disclosures, such as the calculation of credit losses, as well as factors considered in reaching a conclusion that an investment is not other than temporarily impaired by major security types. This guidance is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The MUFG Group adopted this guidance on April 1, 2009. The cumulative effect of the change included a decrease in the opening balance of Accumulated deficit at April 1, 2009 of ¥118,210 million, net of taxes with a corresponding adjustment to accumulated other changes in equity from nonowner sources. See Note 3 for a further discussion on this guidance.

Amendment of Accounting for Transfers of Financial Assets—In June 2009, the FASB issued new guidance which clarifies the application of certain derecognition concepts and eliminates the concept of a qualifying special purpose entity. The guidance also clarifies the concept of "surrendered control" to consider any continuing involvement with the transferred assets regardless of when the terms were agreed. In addition, the guidance introduces the term "participating interest" to establish specific conditions for reporting a transfer of a portion of a financial asset as a sale. Finally, the guidance eliminated certain alternatives with respect to initial recognition and measurement and replaced them with a requirement that a transferor recognize and initially measure all assets obtained including a transferor's beneficial interest and liabilities incurred as a result of a transfer of financial assets accounted for as a sale, at fair value. This guidance is effective for the first annual reporting period beginning after November 15, 2009, and interim periods within that year, with early application prohibited. The MUFG Group adopted this guidance on April 1, 2010, which had no impact on its financial position and results of operations. See Note 4 for details of the additional disclosures required by this guidance.

Amendment of Accounting for Consolidation of Variable Interest Entities—In June 2009, the FASB issued new guidance which amends the accounting for consolidation of VIEs. This guidance changes the guidance by modifying the characteristics for assessing a primary beneficiary to include entities that have the power to direct the activities of the variable interest entity which significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The primary beneficiary determination must be reassessed on an ongoing basis. In addition, this guidance amends the identification of VIEs by eliminating the scope exception for qualified special purpose entities and adding an additional reconsideration event for determining whether an entity is a variable interest entity. This guidance is effective from April 1, 2010 for the MUFG Group.

In February 2010, the FASB issued further guidance which defers the requirements of the consolidation guidance for determining beneficiary of VIEs for certain investment funds including mutual funds, private equity funds, hedge funds, venture capital funds, mortgage real estate investment funds, and certain real estate investment funds.

The MUFG Group has elected to apply the new guidance above prospectively. Accordingly, prior periods have not been restated. See Note 23 for more information of disclosures required by the guidance.

Disclosure about Fair Value Measurements—In January 2010, the FASB issued new guidance which requires a new disclosure and clarifies existing disclosure requirements on fair value measurements. The guidance requires additional disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements and activity in Level 3 fair value measurement. This guidance also clarifies existing disclosure requirements regarding level of disaggregation and valuation inputs and techniques. This guidance is effective for interim and annual reporting period beginning after December 15, 2009, except for the disclosure of the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which is effective for interim and annual reporting beginning after December 15, 2010 with early application permitted. The MUFG Group adopted this guidance on April 1, 2010, except for the disclosure with regard to the Level 3 activity, which had no impact on its financial position and results of operations. See Note 29 for a further discussion on this guidance.

Amendment of Accounting for Impaired Loans when the Pool of Loans is Accounted for as a Single Asset—In April 2010, the FASB issued new guidance which amends the accounting for modifications of loans that are acquired with evidence of credit deterioration and accounted for as a pool. The amendment provides that modifications of such loans, which are acquired with evidence of credit deterioration and accounted for as a pool, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loans are included is impaired if expected cash flows for the pool change. No additional disclosures are required as a result of this guidance. This guidance is effective for modifications of loans accounted for within pools occurring in the first interim or annual period ending on or after July 15, 2010, with early application permitted. Upon initial adoption of the guidance, an entity may make a one-time election to terminate accounting for loans as a pool. This election may be applied on a pool-by-pool basis and does not preclude an entity from applying pool accounting to subsequent acquisitions of loans with credit deterioration. The MUFG Group adopted this guidance on April 1, 2010, which had no material impact on its financial position and results of operations.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of TDR and modifications, and significant purchases and sales of financing receivables on a disaggregated basis. Existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward and modification disclosures will be required for interim and annual reporting periods beginning on or after December 15, 2010. The MUFG Group adopted this guidance on March 31, 2011, except for the disclosures about items regarding activity that occurs during a reporting period which are effective for interim and annual reporting periods beginning on or after December 15, 2010. The guidance affected the MUFG Group's disclosures about the credit quality of financing receivables and allowances for credit losses, but did not affect its financial position and results of operations. See Note 4 for details of disclosures required by this guidance.

In January 2011, the FASB issued further guidance which defers the effective date for disclosures about TDRs by creditors until the FASB finalizes its project on determining what constitutes a TDR for a creditor. The MUFG Group adopted this guidance immediately upon the issuance, which had no impact on its financial position and results of operations.

In April 2011, the FASB issued further guidance which finalizes its project on determining what constitutes a TDR for a creditor. Under this guidance, the deferred date for disclosures about TDRs by creditors is effective for the first interim and annual periods beginning on or after June 15, 2011. See Recently Issued Accounting Pronouncement—Amendment to Accounting for a Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring for details.

Recently Issued Accounting Pronouncements

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Amendment to Accounting for A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring—In April 2011, the FASB issued new guidance on a creditor's evaluation of whether a modification or restructuring of a receivable is a TDR. This clarifies the guidance on a creditor's evaluation of whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. This guidance also clarifies that a creditor is precluded from using the borrower's effective rate test when assessing whether a concession has been granted to the borrower. This guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011. An entity is required to apply this guidance retrospectively for all modifications and restructuring activities that have occurred from the beginning of the annual period of adoption. For receivables that are newly considered impaired under the guidance on accounting by creditors for impairment of a loan, an entity should measure the impairment of those receivables prospectively in the first period of adoption and disclose the total amount of receivables and the related allowance for credit losses as of the end of the period of adoption. Early adoption is permitted. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs—In May 2011, the FASB issued new guidance, which amends certain accounting and disclosure requirements related to fair value measurements, that result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is effective during interim and annual period beginning after December 15, 2011. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to the Presentation of Comprehensive Income—In June 2011, the FASB issued new guidance which amends presentation and disclosure requirements of other comprehensive income. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption of this guidance is permitted. This new guidance will only affect the presentation of other comprehensive income, and will not affect the MUFG Group's financial position and results of operations.

Business Developments	12 Months Ended
Mar. 31, 2011
Business Developments
Business Developments

2.    BUSINESS DEVELOPMENTS

Mitsubishi UFJ NICOS Co., Ltd.

In 2008, the MUFG Group reorganized the capital structure of Mitsubishi UFJ NICOS, a 76%-owned subsidiary, by eliminating the only outstanding class of capital stock other than the common stock and by having The Norinchukin Bank ("Norinchukin") become the sole noncontrolling shareholder. This reorganization was carried out in order to further enhance the strategic integrity and flexibility of the MUFG Group and to strive for effective utilization of managerial resources within the MUFG Group.

Pursuant to the reorganization, on August 1, 2008, MUFG acquired, through a share exchange, all the outstanding Mitsubishi UFJ NICOS common stock and all the outstanding Mitsubishi UFJ NICOS Class 1 stock whereby MUFG issued MUFG common stock at a ratio of 0.37 shares of MUFG common stock for every one share of Mitsubishi UFJ NICOS common stock and 1.39 shares of MUFG common stock for every one share of Mitsubishi UFJ NICOS Class 1 stock. MUFG, then, sold 244 million shares of Mitsubishi UFJ NICOS common stock to Norinchukin. Furthermore, MUFG converted all of Mitsubishi UFJ NICOS Class 1 stock acquired from Norinchukin into Mitsubishi UFJ NICOS common stock. As a result, the ownership by MUFG of Mitsubishi UFJ NICOS decreased to approximately 85% from 100%.

The reorganization was accounted for as follows:

The assets and liabilities acquired through the purchase of the noncontrolling interest of Mitsubishi UFJ NICOS were accounted for using the purchase method of accounting and were recorded based on their fair value as of August 1, 2008. The MUFG common stock issued in the share exchange was valued at ¥131 billion based on the average market price for a reasonable period before and after the date the terms of the acquisition were agreed to and announced. As a result, MUFG owned all the outstanding Mitsubishi UFJ NICOS common stocks. The MUFG Group recorded approximately ¥23 billion of goodwill and ¥27 billion of intangible assets.

The acquisition of Mitsubishi UFJ NICOS Class 1 stock and the sale of Mitsubishi UFJ NICOS common stock were treated as one unit of account within the context of MUFG's conversion of the Class 1 stock. The transactions were accounted for as: (i) a capital transaction representing an induced conversion by Norinchukin of Mitsubishi UFJ NICOS Class 1 stock for approximately 186.6 million shares of Mitsubishi UFJ NICOS common stock, and (ii) the sale by MUFG of approximately 57.4 million shares of Mitsubishi UFJ NICOS common stock, and (iii) the issuance of 69.5 million shares of MUFG common stock. As a result, MUFG recognized a credit to capital surplus of ¥71 billion and recognized ¥8 billion as a direct charge to retained earnings representing the effect of the inducement calculated based on the excess number of Mitsubishi UFJ NICOS common stock deemed received by Norinchukin (over the number of Mitsubishi UFJ NICOS common stock that it would have otherwise received had it converted Mitsubishi UFJ NICOS Class 1 stock under its contractual terms). In addition, gains on the sale of the 57.4 million shares of Mitsubishi UFJ NICOS common stock of ¥6 billion were recognized in the statements of operations. Furthermore, net loss available to common shareholders of Mitsubishi UFJ Financial Group was increased by ¥8 billion attributable to the effect of the induced conversion in the calculation of EPS.

All the MUFG common stock issued to effect the foregoing transactions was previously held as treasury stock. The difference between their carrying amounts and the amount at which the corresponding reissuance was measured was respectively recorded in capital surplus and unappropriated retained earnings.

On March 30, 2011, MUFG and Norinchukin increased the capital of Mitsubishi UFJ NICOS through allotment to existing shareholders. MUFG and Norinchukin acquired ¥85 billion and ¥15 billion of new common shares in Mitsubishi UFJ NICOS, respectively, with no change of ownership in the shares of Mitsubishi UFJ NICOS between MUFG and Norinchukin.

UnionBanCal Corporation

BTMU acquired approximately 36% ownership of UNBC through cash tender offers, valuing the transaction at approximately ¥389 billion. The offer expired on September 26, 2008, with purchase of the shares being effective on October 1, 2008. After the offer, BTMU owned approximately 97% of UNBC's outstanding common stock and acquired the remaining common stock on November 4, 2008. As a result of the tender offers, followed by the second-step merger, UNBC became a wholly-owned subsidiary of BTMU. BTMU previously owned approximately 64% of UNBC. The assets and liabilities acquired through the purchase of the noncontrolling interest of UNBC were measured based on their fair value as of October 1, 2008. The MUFG Group initially recorded approximately ¥175 billion of goodwill and ¥67 billion of intangible assets. The purpose of making UNBC a wholly-owned subsidiary is to achieve greater management flexibility and aim to further strengthen the MUFG Group's presence in the United States.

On April 16 and 30, 2010, Union Bank, N.A. ("Union Bank"), a subsidiary of UNBC, entered into Purchase and Assumption Agreements with the Federal Deposit Insurance Corporation ("FDIC") to acquire certain assets and assume certain liabilities of Tamalpais Bank and Frontier Bank and thereby recorded goodwill and core deposit intangible assets of ¥8,068 million and ¥1,648 million, respectively. The assets acquired and liabilities assumed were recorded at their estimated, provisional fair values on the acquisition date. During the fiscal year ended December 31, 2010, UNBC's management reviewed and, where necessary, adjusted the acquisition date fair values. For a period of up to one year from the date of acquisition (defined as the measurement period), UNBC's management may further adjust the acquisition date fair values. In connection with the acquisition, Union Bank also entered into two loss share agreements with the FDIC—one for single-family residential mortgage loans and another for commercial loans, the related unfunded commitments and other covered assets.

Securities Joint Venture with Morgan Stanley

The MUFG Group and Morgan Stanley entered into a securities joint venture to integrate their securities business. The purpose of the joint venture is to collaborate in providing capital markets services to investment banking clients of the MUFG Group and Morgan Stanley and to offer a wide range of products and services, including Morgan Stanley's global products and services to the MUFG Group's retail and middle market customers in Japan as well as to investment banking clients of both parties. The two joint venture companies will continue to offer products and services in sales and trading and research areas separately.

In relation to the integration of the securities companies in Japan, the former Mitsubishi UFJ Securities Co., Ltd. ("MUS") was restructured into an intermediate holding company, MUSHD, and a securities business subsidiary, MUS. On May 1, 2010, MUS changed its name to MUMSS and the MUFG Group's ownership interest in MUMSS also changed from 100% to 60%, with Morgan Stanley holding the remaining 40% voting and economic interest. Since the MUFG Group has retained control of MUMSS, the change in the MUFG Group's ownership interest has been accounted for as an equity transaction and the MUFG Group has recorded ¥127 billion and ¥21 billion of noncontrolling interests and capital surplus, respectively. MUMSS continues the existing Japan based retail, middle markets, capital markets and sales and trading businesses of the former MUS while integrating the investment banking team of the former Morgan Stanley Japan Securities Co., Ltd. ("MSJS").

On May 1, 2010, MSJS was renamed to Morgan Stanley MUFG Securities Co., Ltd. ("MSMS"). MSMS continues to provide the existing sales and trading and capital markets operations of the former MSJS. The MUFG Group holds a 49% voting interest and a 60% economic interest in MSMS while Morgan Stanley holds the remaining 51% voting interest and 40% economic interest. The MUFG Group applies the equity method of accounting to MSMS due to its significant influence.

Investment Securities	12 Months Ended
Mar. 31, 2011
Investment Securities
Investment Securities

3.    INVESTMENT SECURITIES

The amortized costs, gross unrealized gains and losses and estimated fair values of investment securities available for sale and being held to maturity at March 31, 2010 and 2011 were as follows:

At March 31, 2010:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥39,431,089	¥63,871	¥62,099		¥39,432,861
Japanese prefectural and municipal bonds	272,829	8,148	77		280,900
Foreign governments and official institutions bonds	1,340,750	8,882	4,406		1,345,226
Corporate bonds	3,394,320	88,762	8,434		3,474,648
Residential mortgage-backed securities	934,203	16,004	8,796		941,411
Commercial mortgage-backed securities	57,098	2	3,805		53,295
Asset-backed securities	329,590	773	2,545		327,818
Other debt securities	1,037	—	—		1,037
Marketable equity securities	3,082,948	1,477,616	5,884		4,554,680

Total	¥48,843,864	¥1,664,058	¥96,046		¥50,411,876

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,076,900	¥17,250	¥—		¥1,094,150
Japanese prefectural and municipal bonds	42,348	585	—		42,933
Foreign governments and official institutions bonds	607,558	8,309	300		615,567
Corporate bonds	127,369	2,280	—		129,649
Asset-backed securities	1,086,788	56,245	253	(1)	1,142,780
Other debt securities	2,838	4	—		2,842

Total	¥2,943,801	¥84,673	¥553		¥3,027,921

Note:

(1)	UNBC reclassified CLOs, which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remained in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥48,914 million before taxes at March 31, 2010 and not included in the table above.

At March 31, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥44,756,826	¥75,017	¥112,221	¥44,719,622
Japanese prefectural and municipal bonds	193,712	6,578	9	200,281
Foreign governments and official institutions bonds	973,175	16,472	856	988,791
Corporate bonds	3,058,698	84,262	3,418	3,139,542
Residential mortgage-backed securities	1,140,271	11,593	13,293	1,138,571
Commercial mortgage-backed securities	31,485	181	1,276	30,390
Asset-backed securities	452,280	665	555	452,390
Other debt securities	960	—	—	960
Marketable equity securities	2,755,016	1,073,797	63,726	3,765,087

Total	¥53,362,423	¥1,268,565	¥195,354	¥54,435,634

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,026,443	¥7,987	¥—	¥1,034,430
Japanese prefectural and municipal bonds	22,667	178	—	22,845
Foreign governments and official institutions bonds	893,316	6,758	2,451	897,623
Corporate bonds	138,810	1,165	46	139,929
Asset-backed securities	935,876	32,144	3,930	964,090
Other debt securities	77	4	—	81

Total	¥3,017,189	¥48,236	¥6,427	¥3,058,998

Investment securities other than securities available for sale or being held to maturity (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥1,655,812 million and ¥1,667,220 million, at March 31, 2010 and 2011, respectively, because their fair values were not readily determinable. A considerable portion of these balances consist of preferred equity securities, including preferred stock issued by Morgan Stanley. The MUFG Group periodically monitors the status of each investee including the credit ratings and changes in the MUFG Group's share of net assets in the investees as compared with its shares at the time of investment, or utilizes commonly accepted valuation models for certain nonmarketable equity securities issued by public companies which are convertible to marketable common stock in the future, to determine if impairment losses exist. See Note 29 for the details of these commonly accepted valuation models. The MUFG Group performs a self-assessment of the credit ratings of issuers of nonmarketable equity securities. The credit ratings are generally updated once a year based on the annual financial statements of issuers. In addition, if an event that could impact the credit rating of an issuer occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. As a result of these self-assessments, the impairment losses recognized on these nonmarketable securities were ¥42,620 million, which mainly resulted from impairment of a limited number of companies categorized in the financial institution and construction industries, ¥24,751 million, which mainly resulted from impairment of a limited number of companies categorized in the financial institution and transportation industries, and ¥2,882 million, which did not include any significant impairment losses from specific companies, in the fiscal years ended March 31, 2009, 2010 and 2011, respectively. Those impairment losses were recognized based on those companies' particular circumstances.

The impairment of cost-method investments is not evaluated when valuation models are not applicable if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. Accordingly, the MUFG Group did not estimate the fair value of such investments which had aggregated costs of ¥532,419 million and ¥515,263 million, at March 31, 2010 and 2011, respectively, since it was not practical. Investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and broker and dealers presented in Other investment securities were carried at fair value of ¥35,026 million and ¥37,024 million at March 31, 2010 and 2011, respectively.

See Note 29 for the methodologies and assumptions used to estimate the fair values.

The amortized cost and estimated fair values of debt securities being held to maturity and the estimated fair values of debt securities available for sale at March 31, 2011 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final maturities.

	Held-to-maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥789,436	¥794,613	¥12,979,004
Due from one year to five years	1,306,678	1,316,578	29,631,024
Due from five years to ten years	418,571	439,161	4,799,923
Due after ten years	502,504	508,646	3,260,596

Total	¥3,017,189	¥3,058,998	¥50,670,547

For the fiscal years ended March 31, 2009, 2010 and 2011, gross realized gains on sales of investment securities available for sale were ¥224,507 million, ¥344,353 million and ¥270,384 million, respectively, and gross realized losses on sales of investment securities available for sale were ¥75,165 million, ¥47,117 million and ¥35,966 million, respectively.

For the fiscal years ended March 31, 2009, 2010 and 2011, losses resulting from impairment of investment securities to reflect the decline in value considered to be other than temporary were ¥858,874 million, ¥117,485 million and ¥139,020 million, respectively, which were included in Investment securities gains (losses)—net in the consolidated statements of operations. The losses of ¥858,874 million for the fiscal year ended March 31, 2009 included losses of ¥155,489 million from debt securities available for sale mainly classified as Japanese national government bonds and corporate bonds, and ¥660,719 million from marketable equity securities. The losses of ¥117,485 million for the fiscal year ended March 31, 2010 primarily included losses of ¥29,822 million from debt securities available for sale mainly classified as corporate bonds and ¥62,912 million from marketable equity securities. The losses of ¥139,020 million for the fiscal year ended March 31, 2011 included losses of ¥20,488 million from debt securities available for sale mainly classified as corporate bonds, and ¥115,650 million from marketable equity securities.

The following tables show the unrealized gross losses and estimated fair values of investment securities available for sale and being held to maturity at March 31, 2010 and 2011 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2010:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
				(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥21,109,870	¥25,459	¥1,806,501	¥36,640	¥22,916,371	¥62,099	114
Japanese prefectural and municipal bonds	10,009	77	—	—	10,009	77	3
Foreign governments and official institutions bonds	822,500	4,404	138	2	822,638	4,406	122
Corporate bonds	431,826	4,709	292,544	3,725	724,370	8,434	5,314
Residential mortgage-backed securities	269,805	2,269	76,545	6,527	346,350	8,796	123
Commercial mortgage-backed securities	2,946	250	47,396	3,555	50,342	3,805	28
Asset-backed securities	12,546	1,672	20,705	873	33,251	2,545	26
Marketable equity securities	96,997	5,711	1,554	173	98,551	5,884	119

Total	¥22,756,499	¥44,551	¥2,245,383	¥51,495	¥25,001,882	¥96,046	5,849

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥85,069	¥300	¥—	¥—	¥85,069	¥300	9
Asset-backed securities	9,571	20	138,402	233	147,973	253	226

Total	¥94,640	¥320	¥138,402	¥233	¥233,042	¥553	235

	Less than 12 months		12 months or more		Total
At March 31, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
				(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥24,169,306	¥95,292	¥998,080	¥16,929	¥25,167,386	¥112,221	136
Japanese prefectural and municipal bonds	10,111	9	—	—	10,111	9	6
Foreign governments and official institutions bonds	96,431	855	524	1	96,955	856	43
Corporate bonds	309,067	2,051	148,667	1,367	457,734	3,418	3,155
Residential mortgage-backed securities	528,791	10,281	32,139	3,012	560,930	13,293	281
Commercial mortgage-backed securities	—	—	22,236	1,276	22,236	1,276	13
Asset-backed securities	16,708	56	35,961	499	52,669	555	23
Marketable equity securities	610,711	63,580	542	146	611,253	63,726	123

Total	¥25,741,125	¥172,124	¥1,238,149	¥23,230	¥26,979,274	¥195,354	3,780

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥191,109	¥1,255	¥47,145	¥1,196	¥238,254	¥2,451	23
Corporate bonds	7,120	46	—	—	7,120	46	4
Asset-backed securities	259,446	3,840	126,948	90	386,394	3,930	247

Total	¥457,675	¥5,141	¥174,093	¥1,286	¥631,768	¥6,427	274

The following describes the nature of the MUFG Group's investments and the conclusions reached on the temporary or other than temporary status of the unrealized losses.

Japanese national government and Japanese government agency bonds, Foreign governments and official institutions bonds

As of March 31, 2011, the unrealized losses associated with Japanese national government bonds, Japanese government agency bonds, and foreign governments bonds and foreign official institutions bonds are not expected to have any credit losses due to the creditworthiness of sovereign countries and related entities which are guaranteed by the governments and such unrealized losses are primarily driven by changes in interest rates, not due to credit losses. Therefore, the MUFG Group expects to recover the entire amortized cost basis of these securities and as such has not recorded any impairment losses in the accompanying consolidated statements of operations.

Residential and commercial mortgage-backed securities

As of March 31, 2011, the unrealized losses associated with federal agency residential mortgage-backed securities, which are issued by Government-Sponsored Enterprises ("GSE") of the United States and collateralized by residential mortgage loans, are expected to be primarily driven by changes in interest rates and not due to credit losses. The unrealized losses associated with other non-agency residential and commercial mortgage-backed securities issued by financial institutions with no guarantee from a GSE are primarily rated investment grade, and with consideration of other factors, such as expected cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. As such, no impairment was recorded in the accompanying consolidated statements of operations.

Asset-backed securities

As of March 31, 2011, the unrealized losses associated with asset-backed securities are primarily related to certain CLOs, which are structured finance products that securitize diversified pools of loan assets into multiple classes of notes from the cash flows generated by such loans, and pay the note holders through the receipt of interest and principal repayments from the underlying loans. Certain of these CLOs are highly illiquid securities for which fair values are difficult to obtain. Unrealized losses arise from widening credit spreads, credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market's opinion of the performance of the fund managers. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment ("OTTI"), which is performed when the fair value of a security is lower than its amortized cost. Any security with a change in credit rating is also subject to cash flow analysis to determine whether or not an other-than-temporary impairment exists. The MUFG Group monitored performance of securities and performed expected cash flow analysis, which indicated no observable credit quality issues on such securities at March 31, 2011. As a result, although the fair value of the CLOs portfolio declined during the years ended March 31, 2010 and 2011, no impairment was recorded in the accompanying consolidated statements of operations.

Corporate bonds

As of March 31, 2011, the unrealized losses associated with the corporate bonds are primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the bonds as estimated using the MUFG Group's cash flow projections using its base assumptions. The key assumptions include probability of default based on credit rating of the bond issuers and loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at beginning of each fiscal year represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The credit loss component is reduced when the corporate bonds are sold or mature. Additionally, the credit loss component is reduced if the MUFG Group receives or expects to receive cash flows in excess of what the MUFG Group previously expected to receive over the remaining life of the credit impaired debt securities.

	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥40,556	¥36,591

Additions:
Initial credit impairments	24,587	14,087
Subsequent credit impairments	5,235	6,401

Reductions:
Securities sold or matured	(33,787)	(21,621)

Balance at end of fiscal year	¥36,591	¥35,458

The cumulative decline in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at March 31, 2010 and 2011 was ¥29,228 million and ¥23,708 million, respectively. Of which, the credit loss component recognized in earnings was ¥36,591 million and ¥35,458 million, and the remaining related to all other factors recognized in accumulated other changes in equity from nonowner sources before taxes was ¥7,363 million and ¥11,750 million at March 31, 2010 and 2011, respectively.

Marketable equity securities

The MUFG Group has determined that unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairments. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group's review includes, but is not limited to, consideration of the following factors:

The length of time that fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other than temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group's investment portfolio is exposed to volatile equity prices affected by many factors including investors' perspectives as to future economic factors and the issuers' performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other than temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At March 31, 2011, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above, and since the MUFG Group primarily makes these investments for strategic purposes to maintain long-term relationship with its customers.

Loans and Allowance for Credit Losses	12 Months Ended
Mar. 31, 2011
Loans and Allowance for Credit Losses
Loans and Allowance for Credit Losses

4.    LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2010 and 2011, by domicile and type of industry of borrowers are summarized below:

Classification of loans by industry is based on the industry segment loan classification as defined by the Bank of Japan.

	2010	2011
	(in millions)
Domestic:
Manufacturing	¥12,027,795	¥11,248,033
Construction	1,427,933	1,280,899
Real estate	12,261,588	11,660,798
Services	3,714,148	3,417,689
Wholesale and retail	8,597,192	8,443,580
Banks and other financial institutions(1)	4,159,603	3,421,419
Communication and information services	1,339,753	1,249,272
Other industries	9,393,031	8,410,092
Consumer	19,096,832	18,420,864

Total domestic	72,017,875	67,552,646

Foreign:
Governments and official institutions	490,376	516,637
Banks and other financial institutions(1)	2,970,470	3,565,502
Commercial and industrial	14,252,704	13,116,390
Other	2,554,209	2,853,671

Total foreign	20,267,759	20,052,200

Unearned income, unamortized premiums—net and deferred loan fees—net	(99,724)	(102,871)

Total(2)	¥92,185,910	¥87,501,975

Notes:

(1)	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥102,268 million and ¥65,162 million at March 31, 2010 and 2011, respectively, which are carried at the lower of cost or estimated fair value.

Nonaccrual and restructured loans were ¥1,981,201 million and ¥2,008,729 million at March 31, 2010 and 2011, respectively. Had interest on these loans been accrued pursuant to the original terms, gross interest income on such loans for the fiscal years ended March 31, 2010 and 2011 would have been approximately ¥96.2 billion and ¥101.1 billion, respectively, of which approximately ¥38.8 billion and ¥46.0 billion, respectively, were included in interest income on loans in the accompanying consolidated statements of operations. Accruing loans contractually past due 90 days or more were ¥26,418 million and ¥55,748 million at March 31, 2010 and 2011, respectively.

The MUFG Group provided commitments to extend credit to customers with restructured loans. The amounts of such commitments were ¥23,885 million and ¥13,796 million at March 31, 2010 and 2011, respectively. See Note 22 for further discussion of commitments to extend credit.

Nonaccrual Loans

The nonaccrual status of loans by class at March 31, 2011 is shown below:

2011
(in millions)
Commercial
Domestic	¥686,084
Manufacturing	137,275
Construction	48,338
Real estate	128,282
Services	74,234
Wholesale and retail	171,870
Banks and other financial institutions	7,238
Communication and information services	32,978
Other industries	36,163
Consumer	49,706
Foreign-excluding UNBC	102,869
Residential	129,777
Card	141,445
UNBC	78,623

Total(1)	¥1,138,798

Note:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.

Impaired Loans

The MUFG Group's impaired loans primarily include nonaccrual loans and restructured loans. The following table shows information about impaired loans at March 31, 2010:

	2010
	Recorded Loan Balance	Impairment Allowance
	(in millions)
Requiring an impairment allowance	¥1,465,040	¥770,262
Not requiring an impairment allowance(1)	360,812	—

Total(2)	¥1,825,852	¥770,262

Notes:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥14,524 million at March 31, 2010.

The following table shows information about impaired loans by class at March 31, 2011:

	Recorded Loan Balance
At March 31, 2011:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
			(in millions)
Commercial
Domestic	¥943,041	¥265,039	¥1,208,080	¥1,282,887	¥521,797
Manufacturing	257,443	45,046	302,489	311,359	139,522
Construction	51,092	22,244	73,336	78,027	31,626
Real estate	118,840	64,139	182,979	207,373	56,099
Services	136,659	36,066	172,725	186,939	68,946
Wholesale and retail	235,655	49,312	284,967	295,069	144,049
Banks and other financial institutions	3,592	6,266	9,858	11,993	1,658
Communication and information services	45,353	12,572	57,925	59,482	26,416
Other industries	43,028	8,246	51,274	51,981	30,931
Consumer	51,379	21,148	72,527	80,664	22,550
Foreign-excluding UNBC	132,442	1,157	133,599	134,294	66,066
Loans acquired with deteriorated credit quality	37,125	147	37,272	60,799	11,826
Residential	277,704	29,527	307,231	393,742	87,450
Card	149,953	1,766	151,719	173,568	46,963
UNBC	51,530	3,667	55,197	68,452	9,793

Total(2)	¥1,591,795	¥301,303	¥1,893,098	¥2,113,742	¥743,895

Notes:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million at March 31, 2011.

The average recorded investments in impaired loans were approximately ¥1,556 billion, ¥1,717 billion and ¥1,866 billion, respectively, for the fiscal years ended March 31, 2009, 2010 and 2011.

For the fiscal years ended March 31, 2009, 2010 and 2011, the MUFG Group recognized interest income of approximately ¥40.0 billion, ¥33.4 billion and ¥42.0 billion, respectively, on impaired loans. Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain; otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including restructured loans, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management's assessment.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2011 are shown below:

At March 31, 2011:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥45,354,265	¥4,357,196	¥686,431	¥50,397,892
Manufacturing	9,957,029	1,141,101	137,275	11,235,405
Construction	1,007,788	223,791	48,306	1,279,885
Real estate	9,793,308	1,023,691	128,401	10,945,400
Services	2,878,813	445,863	74,234	3,398,910
Wholesale and retail	7,411,408	829,277	171,870	8,412,555
Banks and other financial institutions	3,110,731	298,554	7,238	3,416,523
Communication and information services	1,074,367	140,614	32,978	1,247,959
Other industries	8,210,660	156,090	36,163	8,402,913
Consumer	1,910,161	98,215	49,966	2,058,342
Foreign-excluding UNBC	14,992,355	1,006,010	39,490	16,037,855
Loans acquired with deteriorated credit quality	41,144	56,201	22,119	119,464

Total	¥60,387,764	¥5,419,407	¥748,040	¥66,555,211

At March 31, 2011:	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥16,015,242	¥134,773	¥16,150,015
Card	¥727,880	¥144,163	¥872,043

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
At March 31, 2011:	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,715,853	¥21,595	¥1,767,355	¥275,762	¥3,780,565

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 2 for a further discussion on FDIC covered loans.

The MUFG Group categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt including current financial information, historical payment experience, credit documentation, public information and current economic trends.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower (internal credit ratings of 1 to 15). The MUFG Group assesses several factors, such as debt service potential, net worth analysis, and the level of earnings, to determine the internal credit rating, considering the probability of default. Based on the internal credit rating, loans within the Commercial segment are categorized as Normal (internal credit ratings of 1 to 9), Close Watch (internal credit ratings of 10 to 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal credit ratings of 13 to 15). Loans categorized as Normal represent those that are not deemed to have collectability issues. Loans categorized as Close Watch represent those that require close monitoring due to one or more of the following conditions: problems with meeting their financial obligations (e.g., principal repayments or interest payments in arrears), poor or fluctuating business performance, unfavorable financial condition of their businesses, and difficulties in fulfilling loan obligations. Loans categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than Close Watch due to major debt repayment problems or borrower's legal or virtual bankruptcy and are subject to specific procedures, such as legal liquidation, business suspension, winding up of business, and private liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and consumer loans within the UNBC segment. The accrual status of these loans is determined by the number of delinquent payments. See Note 1 for further details of categorization of Accrual and Nonaccrual.

Commercial loans within the UNBC segment are categorized as either Pass or Criticized based on the internal credit rating assigned to each borrower. Criticized loans include those loans that are potentially weak, as the borrower has begun to exhibit deteriorating trends, well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt, and critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

For the Commercial, Residential and Card segments, credit quality indicators are based on March 31 information. For the UNBC segment, credit quality indicators are basically based on December 31 information.

Past Due Analysis

Age analysis of past due loans by class at March 31, 2011 are shown below:

At March 31, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥55,100	¥98,225	¥153,325	¥50,244,567	¥50,397,892	¥8,640
Manufacturing	10,355	9,485	19,840	11,215,565	11,235,405	30
Construction	6,346	4,456	10,802	1,269,083	1,279,885	42
Real estate	6,365	37,688	44,053	10,901,347	10,945,400	3,182
Services	6,505	10,317	16,822	3,382,088	3,398,910	457
Wholesale and retail	11,774	11,921	23,695	8,388,860	8,412,555	116
Banks and other financial institutions	24	6,213	6,237	3,410,286	3,416,523	6
Communication and information services	5,814	5,047	10,861	1,237,098	1,247,959	15
Other industries	1,487	4,496	5,983	8,396,930	8,402,913	4
Consumer	6,430	8,602	15,032	2,043,310	2,058,342	4,788
Foreign-excluding UNBC	1,068	74,054	75,122	15,962,733	16,037,855	—
Residential	93,200	55,485	148,685	15,978,909	16,127,594	46,265
Card	34,107	79,196	113,303	742,264	855,567	—
UNBC	24,610	27,951	52,561	3,786,856	3,839,417	163

Total	¥208,085	¥334,911	¥542,996	¥86,715,329	¥87,258,325	¥55,068

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for a further discussion on FDIC covered loans.

Allowance for Credit Losses

Changes in the allowance for credit losses for the fiscal years ended March 31, 2009, 2010 and 2011 are shown below:

	2009	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥1,134,940	¥1,156,638	¥1,315,615
Provision for credit losses	626,947	647,793	292,035
Charge-offs	603,298	520,772	385,770
Less—Recoveries	26,446	52,372	43,670

Net charge-offs	576,852	468,400	342,100
Others(1)	(28,397)	(20,416)	(25,094)

Balance at end of fiscal year	¥1,156,638	¥1,315,615	¥1,240,456

Note:

(1)	Others principally include losses (gains) from foreign exchange translation. In addition, for the fiscal year ended March 31, 2010, others include adjustments related to restructuring of business operations.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2011 are shown below:

At March 31, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at end of fiscal year:
Individually evaluated for impairment	¥587,863	¥86,514	¥46,963	¥9,793	¥731,133
Collectively evaluated for impairment	277,130	76,734	35,265	85,209	474,338
Loans acquired with deteriorated credit quality	30,618	1,967	379	2,021	34,985

Allowance for credit losses total	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,341,679	¥300,756	¥150,716	¥55,197	¥1,848,348
Collectively evaluated for impairment	65,094,068	15,826,839	704,851	3,793,669	85,419,427
Loans acquired with deteriorated credit quality	119,464	22,420	16,476	113,549	271,909

Total loans(1)	¥66,555,211	¥16,150,015	¥872,043	¥3,962,415	¥87,539,684

Note:

(1)	Total loans in the above table do not include loans held for sale.

Nonperforming loans were actively disposed of by sales during recent years. The allocated allowance for credit losses for such loans was removed from the allowance for credit losses and transferred to the valuation allowance for loans held for sale upon a decision to sell. Net charge-offs in the above table include the decrease in the allowance for credit losses due to loan disposal activity amounting to ¥13.2 billion, ¥6.8 billion and ¥0.6 billion for the fiscal years ended March 31, 2009, 2010 and 2011, respectively.

Loans Acquired in a Transfer

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, the following table sets forth information regarding loans acquired in connection with mergers, for which it is probable, at acquisition, that the MUFG Group will be unable to collect all contractually required payments receivable.

	2010	2011
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥807	¥341,843
Cash flows expected to be collected at acquisitions	90	181,663
Fair value of loans at acquisition	90	152,263
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥82,219	¥60,925
Additions	—	29,401
Accretion	(32,121)	(27,321)
Disposals	—	—
Reclassifications from nonaccretable difference	11,035	23,184
Deconsolidation of a subsidiary	(208)	—
Foreign currency translation adjustments	—	(1,461)

Balance at end of fiscal year	¥60,925	¥84,728

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥654,150	¥522,015
Outstanding balance at end of fiscal year	522,015	662,369
Carrying amount at beginning of fiscal year	248,511	188,719
Carrying amount at end of fiscal year	188,719	271,909
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥90	¥760
Carrying amount at end of fiscal year	53,459	29,833
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	¥23,443	¥25,906
Additional provisions during fiscal year	8,987	13,516
Reductions of allowance during fiscal year	4,047	2,202
Balance of allowance for loan losses at end of fiscal year	25,906	34,985

The MUFG Group considered prepayments in the determination of contractual cash flows and cash flows expected to be collected based on historical results.

Lease Receivables

As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group's leasing operations are performed through leasing subsidiaries and consist principally of direct financing leases involving various types of data processing equipment, office equipment and transportation equipment.

As of March 31, 2010 and 2011, the components of the investment in direct financing leases were as follows:

	2010	2011
	(in millions)
Minimum lease payments receivable	¥744,027	¥638,287
Estimated residual values of leased property	33,339	26,713
Less—unearned income	(61,398)	(59,333)

Net investment in direct financing leases	¥715,968	¥605,667

Future minimum lease payment receivables under noncancelable leasing agreements as of March 31, 2011 were as follows:

Direct financing leases
(in millions)
Fiscal year ending March 31:
2012	¥222,133
2013	159,965
2014	112,993
2015	62,589
2016	32,552
2017 and thereafter	48,055

Total minimum lease payment receivables	¥638,287

Government-led Loan Restructuring Program

Under the legislation enacted by the Japanese Diet in June 1996, which incorporates the restructuring program for the loans of seven failed housing-loan companies (the "Jusen"), the Deposit Insurance Corporation ("DIC") established a Housing Loan Administration Corporation ("HLAC") to collect and dispose of the loans of the liquidated Jusen. In 1999, HLAC merged with the Resolution and Collection Bank Limited to create the Resolution and Collection Corporation ("RCC"), which is wholly owned by the DIC.

Financial institutions, including the MUFG Group, waived the repayment of substantial amounts of the loans to the Jusen and transferred the remaining balances to HLAC. Financial institutions were requested to make loans to HLAC to finance its collection activities, and in the fiscal year ended March 31, 1997, the MUFG Group made loans of ¥407,078 million with an original maturity term of 15 years. The 15-year term loans to HLAC, which are guaranteed by the DIC under the legislation and the loan agreements, mature in 2011 and earn interest at TIBOR (Tokyo Interbank Offered Rate) plus 0.125%. On October 1, 2005, the MUFG Group acquired, at fair value, loans of the UFJ Holdings Group to HLAC in connection with the merger with UFJ Holdings. During the fiscal years ended March 31, 2010 and 2011, certain of these loans were repaid before maturity. At March 31, 2010 and 2011, outstanding loans to RCC were ¥179,270 million and ¥169,559 million, respectively.

Under this restructuring program, a Financial Stabilization Fund (the "Special Fund") was established within the DIC, and the Bank of Japan and other financial institutions established another fund (the "New Fund"). These funds are principally invested in Japanese government bonds. The MUFG Group made non-interest-earning deposits of ¥176,089 million with the Special Fund and the New Fund in the fiscal year ended March 31, 1997. The deposit balances as of March 31, 2010 and 2011, which are included in Other assets, were ¥378,119 million and ¥362,695 million, respectively, reflecting a present value discount and subsequent accretion of the discount during the period until the expected maturity date. The non-interest-earning deposits with these funds are expected to mature in 15 years from the deposit dates, which coincides with the planned operational lifespan of RCC.

After 15 years of collection activities of the Jusen loans by RCC, the MUFG Group expects all collection activities will be completed by December 2011. As the end of RCC's operations is approaching, the amount of the loss (so-called "stage two loss"), which may ultimately be incurred through the collection activities, has been becoming clearer. In May 2011, the Japanese Diet enacted a law to partially revise the Deposit Insurance Law. Although it has already been decided that the loss should be shared equally between the Japanese government and private financial institutions, the revised law clarified the details of how the Japanese government will absorb the half of the loss. On the other hand, the second half of the loss, which has to be absorbed by private financial institutions, would be covered by the investment income earned by the Special Fund during the 15 years. However, if the loss exceeds the total of investment income earned by the Special Fund, such an excess loss would be covered by the deposits with the Special Fund. As a possibility of such an excess loss becomes higher, the MUFG Group recognized impairment losses for the deposits with the Special Fund of ¥22,705 million, which are included in Other non-interest expenses, for the fiscal year ended March 31, 2011.

The management currently believes that all loans to RCC, deposits with the New Fund, and deposits, net of impairment losses, with the Special Fund will be collectible according to their respective terms.

Sales of Loans

The MUFG Group originates various types of loans to corporate and individual customers in Japan and overseas in the normal course of its business. In order to improve its loan quality, BTMU and MUTB actively disposed of nonperforming loans. Most of such nonperforming loans were disposed of by sales to third parties without any continuing involvement. Management of BTMU and MUTB generally approves disposals after significant sales terms, including prices, are negotiated. As such, loans are disposed of by sales shortly after the loans are transferred to the held-for-sale classification. The net loss on the sales of loans was ¥1,728 million for the fiscal year ended March 31, 2009. The net gains on the sales of loans were ¥17,764 million and ¥10,382 million for the fiscal years ended March 31, 2010 and 2011, respectively.

Loan Securitization

During the fiscal year ended March 31, 2009, the MUFG Group securitized commercial loans without recourse of ¥68,090 million to a special purpose entity which was accounted for as a trust. The MUFG Group's retained interests consisted of senior beneficial interests of ¥60,671 million which were recorded as investment securities. The subordinated beneficial interests of ¥7,419 million were sold and the gains or losses recognized were not material. The MUFG Group had no significant securitization transactions accounted for as sales for the fiscal years ended March 31, 2010 and 2011.

The initial fair value of the senior beneficial interests at the date of the securitization was estimated based on the present value of future expected cash flows using inputs which are observable for the asset or liability either directly or indirectly and amounted to ¥57,461 million which was initially classified as Level 2 assets within the fair value hierarchy. The key inputs and assumptions used in measuring the initial fair value were one month forward rates of 0.33% to 1.07% and anticipated credit spreads of 1.73% to 4.83%. A possibility of prepayment was not considered in measuring fair value because it was not assumed to occur for commercial loans.

The carrying amount of the investment securities was allocated between the senior beneficial interests and the subordinated beneficial interests based on their relative fair values at the date of the securitization. The senior beneficial interests are carried at their fair values, and the unrealized holding gains and losses are excluded from earnings and reported as a net amount in a separate component of shareholders' equity until realized. The fair value of the senior beneficial interests was ¥38,227 million and ¥22,032 million at March 31, 2010 and 2011, respectively. The purpose of the special purpose entity is to hold and manage only loans without recourse. The following table reflects principal amounts related to assets and liabilities of the special purpose entity at March 31, 2010 and 2011:

	2010	2011
	(in millions)
Principal amounts of commercial loans in trusts	¥47,605	¥25,638

Senior beneficial interests retained by the MUFG Group	¥40,791	¥22,854
Subordinated beneficial interests sold to investors	6,814	2,784

Total beneficial interests	¥47,605	¥25,638

The MUFG Group provides servicing for beneficial interests in the securitized loans. However, no servicing assets or liabilities were recorded as a result of this transaction since the MUFG Group received adequate compensation. The MUFG Group has never provided contractual or noncontractual financial support to the special purpose entity or subordinated beneficial interests holders during or before the present period. Also, there were no liquidity arrangements, guarantees or other commitments provided by third parties related to the transferred financial assets. At March 31, 2010 and 2011, key economic assumptions used in measuring the fair value of the senior beneficial interests were as follows:

	2010	2011
One month forward rate	(0.20) - 0.90%	(0.22) - 0.79%
Credit spread	3.11 - 7.89%	2.80 - 7.20%

At March 31, 2010 and 2011, the sensitivities of the fair value to an immediate adverse change of 10 basis points ("bp") and 20bp, and 10% and 20% were as follows:

	2010	2011
One month forward rate:
Impact of 10bp adverse change	99.70 - 99.91%	99.85 - 99.92%
Impact of 20bp adverse change	99.42 - 99.84%	99.70 - 99.84%
Credit spread:
Impact of 10% adverse change	97.99 - 99.65%	99.02 - 99.79%
Impact of 20% adverse change	96.00 - 99.31%	98.04 - 99.57%

The sensitivities are hypothetical. In this table, the effect of a variation in a particular assumption on the fair value of the senior beneficial interests was calculated without changing any other assumption; in reality, changes could be correlated and changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The table below summarizes certain cash flows between the MUFG Group and the special purpose entity for the fiscal year ended March 31, 2010 and 2011.

	2010	2011
	(in millions)
Cash flows from collections received on senior beneficial interests	19,799	17,937
Cash flows from dividends on senior beneficial interests	419	209
Servicing fees collected	3	4

There were no other loans that were managed with the securitized loans, and both the transferred assets and the retained assets had no delinquencies at the end of March 31, 2010 and 2011. No credit losses had been incurred from those loans for the fiscal years ended March 31, 2010 and 2011.

Related Party Loans

In some cases, the banking subsidiaries of MUFG make loans to related parties, including their directors and executive officers, in the course of their normal commercial banking business. At March 31, 2010 and 2011, outstanding loans to such related parties were not significant.

In the opinion of management, these related party loans were made on substantially the same terms, including interest rates and collateral requirements, as those terms prevailing at the date these loans were made. For the fiscal years ended March 31, 2009, 2010 and 2011, there were no loans to related parties that were charged-off. Additionally, at March 31, 2009, 2010, and 2011, there were no loans to related parties that were impaired.

Premises and Equipment	12 Months Ended
Mar. 31, 2011
Premises and Equipment
Premises and Equipment

5.    PREMISES AND EQUIPMENT

Premises and equipment at March 31, 2010 and 2011 consisted of the following:

	2010	2011
	(in millions)
Land	¥399,893	¥391,602
Buildings	680,085	694,384
Equipment and furniture	681,886	667,073
Leasehold improvements	235,807	225,407
Construction in progress	17,206	15,007

Total	2,014,877	1,993,473
Less accumulated depreciation	1,019,710	1,030,925

Premises and equipment-net	¥995,167	¥962,548

Premises and equipment include capitalized leases, principally related to data processing equipment, which amounted to ¥92,175 million and ¥66,006 million at March 31, 2010 and 2011, respectively. Accumulated depreciation on such capitalized leases at March 31, 2010 and 2011 amounted to ¥70,284 million and ¥52,223 million, respectively.

BTMU has entered into sales agreements to sell its buildings and land and, under separate agreements, leased those properties back for its business operations, including bank branches. BTMU either provided nonrecourse financings to the buyers for the sales proceeds or invested in the equities of the buyers. As a result, BTMU was considered to have continuing involvement with the properties. For accounting and reporting purposes, these transactions were accounted for under the financing method with the sales proceeds recognized as a financing obligation. The properties were reported on the consolidated balance sheets and depreciated. The financing obligation at March 31, 2010 and 2011 was ¥52,189 million and ¥50,875 million, respectively.

For the fiscal years ended March 31, 2009, 2010 and 2011, the MUFG Group recognized ¥7,480 million, ¥9,198 million and ¥11,332 million, respectively, of impairment losses for long-lived assets, primarily real estate which was either formerly used for its banking operations and is no longer used or real estate that is being used where recovery of the carrying amount is doubtful. In addition, ¥2,955 million, ¥1,350 million and ¥199 million of impairment losses were recognized for real estate held for sale for the fiscal years ended March 31, 2009, 2010 and 2011, respectively. These losses are included in Other non-interest expenses. In computing the amount of impairment losses, fair value was determined primarily based on market prices, if available, or the estimated price based on an appraisal.

Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

6.    GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the changes in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2010 and 2011:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group					Integrated Trust Assets Business Group	Global Markets	Total
		Domestic	Overseas			Total
(in millions)			Other than UNBC	UNBC	Overseas Total
Balance at March 31, 2009:
Goodwill	¥840,055	¥885,234	¥152,203	¥217,202	¥369,405	¥1,254,639	¥22,527	¥2,300	¥2,119,521
Accumulated impairment losses	(840,055)	(884,773)	(532)	—	(532)	(885,305)	(14,735)	—	(1,740,095)

	¥—	¥461	¥151,671	¥217,202	¥368,873	¥369,334	¥7,792	¥2,300	¥379,426

Impairment loss	—	(461)	—	—	—	(461)	—	—	(461)
Foreign currency translation adjustments and other	—	—	—	2,533	2,533	2,533	—	—	2,533

Balance at March 31, 2010:
Goodwill	840,055	885,234	152,203	219,735	371,938	1,257,172	22,527	2,300	2,122,054
Accumulated impairment losses	(840,055)	(885,234)	(532)	—	(532)	(885,766)	(14,735)	—	(1,740,556)

	¥—	¥—	¥151,671	¥219,735	¥371,406	¥371,406	¥7,792	¥2,300	¥381,498
Goodwill acquired during the fiscal year(2)	—	—	—	8,068	8,068	8,068	—	—	8,068
Foreign currency translation adjustments and other	—	—	—	(26,174)	(26,174)	(26,174)	—	—	(26,174)

Balance at March 31, 2011:
Goodwill	840,055	885,234	152,203	201,629	353,832	1,239,066	22,527	2,300	2,103,948
Accumulated impairment losses	(840,055)	(885,234)	(532)	—	(532)	(885,766)	(14,735)	—	(1,740,556)

	¥—	¥—	¥151,671	¥201,629	¥353,300	¥353,300	¥7,792	¥2,300	¥363,392

Notes:

(1)	See Note 27 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with various acquisitions.

Goodwill impairment losses of ¥845,842 million and ¥461 million were recognized for the fiscal years ended March 31, 2009 and 2010, respectively. There were no impairment losses recognized for the fiscal year ended March 31, 2011. Reporting units for which impairment losses were recognized are as follows:

Business Segment	Reporting Unit	Impairment loss
		2009	2010
		(in millions)
Integrated Retail Banking Business Group	BTMU-Retail	¥636,322	¥—
Integrated Retail Banking Business Group	Mitsubishi UFJ NICOS-Retail	193,579	—
Integrated Corporate Banking Business Group—Domestic	BTMU-Corporate	—	461
Integrated Corporate Banking Business Group—Domestic	MUSHD-Corporate	1,206	—
Integrated Trust Assets Business Group	MUTB-Trust	14,735	—

		¥845,842	¥461

For the fiscal year ended March 31, 2009, the MUFG group recognized ¥845,842 million as an impairment of goodwill, mainly due to the financial crisis. MUFG's stock price declined from ¥860 at March 31, 2008 to ¥476 at March 31, 2009, and market capitalization continuously diminished. That made our financing forecast weak and negatively affected the fair value of MUFG's reporting units. As a result of readjustment of further projections performed by management, the fair value of most reporting units which is based on discounted cash flows fell below the carrying amount, and goodwill relating to the BTMU-Retail, Mitsubishi UFJ NICOS-Retail, MUSHD-Corporate, and MUTB-Trust reporting units was impaired.

The fair value of those reporting units was estimated using the present value of expected future cash flows.

Other Intangible Assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of intangible assets at March 31, 2010 and 2011:

	2010			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,263,031	¥707,888	¥555,143	¥1,374,334	¥839,872	¥534,462
Core deposit intangibles	638,290	329,163	309,127	632,533	377,325	255,208
Customer relationships	208,118	100,419	107,699	207,670	113,435	94,235
Trade names	60,058	8,616	51,442	51,579	10,209	41,370
Other	4,006	2,282	1,724	4,173	2,648	1,525

Total	¥2,173,503	¥1,148,368	1,025,135	¥2,270,289	¥1,343,489	926,800

Intangible assets not subject to amortization:
Indefinite-lived customer relationships			61,491			42,224
Indefinite-lived trade names			4,459			4,459
Other			25,032			18,038

Total			90,982			64,721

Total			¥1,116,117			¥991,521

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2010 amounted to ¥168,722 million, which primarily consisted of ¥168,423 million of software. The weighted average amortization periods for these assets are 5 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2010 amounted to ¥1,667 million.

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2011 amounted to ¥153,887 million, which primarily consisted of ¥151,992 million of software. The weighted average amortization periods for these assets are 6 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2011 amounted to ¥332 million.

For the fiscal years ended March 31, 2009, 2010 and 2011, the MUFG Group recognized ¥126,885 million, ¥12,400 million and ¥26,566 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.

The impairment loss for the fiscal year ended March 31, 2009 included losses of ¥83,088 million and ¥36,672 million relating to customer relationships in the Integrated Retail Banking Business Group and Integrated Trust Assets Business Group, which were subject to and not subject to amortization, respectively. These intangible assets were valued based on the present value of expected future cash flows. Estimated future cash flows were revised downwards due to the global financial market instability. Accordingly, the MUFG Group reevaluated these intangible assets and recognized impairment losses.

The impairment loss for the fiscal year ended March 31, 2010 included a loss of ¥9,239 million relating to the contractual rights of a business alliance, which was reported under the Integrated Retail Banking Business Group. The intangible asset was not subject to amortization and was aggregated in Other intangible assets. The fair value of the intangible asset was calculated based on the present value of expected future cash flows. Estimated future cash flows were revised downwards due to a change in the business environment within our credit card business. Accordingly, the MUFG Group reevaluated the intangible asset and recognized an impairment loss.

The impairment loss for the fiscal year ended March 31, 2011 included a loss of ¥19,267 million relating to customer relationships under the Integrated Trust Assets Business Group and a loss of ¥6,226 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group. These intangible assets were not subject to amortization. The intangible assets were valued based on discounted expected future cash flows. Estimated future cash flows of the above customer relationships were revised downwards due to the global financial environment where low interest rates were expected to continue, and the Japanese yen appreciated against major currencies, and its adverse impact to the growth prospect of trust assets. The estimated future cash flows of the above contractual rights were revised downwards due to the severe environment of the credit card business. Accordingly, the MUFG Group reevaluated the intangible assets and recognized impairment losses.

Also, for the fiscal year ended March 31, 2011, the MUFG Group recognized a loss of ¥16,370 million in Other non-interest expenses in the consolidated statements of operations from the disposal of software for internal use due to a suspension of the system integration project by one of MUFG's subsidiaries.

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2012	¥212,190
2013	179,776
2014	136,009
2015	101,529
2016	73,126

Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes
Income Taxes

7.    INCOME TAXES

The detail of current and deferred income tax expense (benefit) for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
	(in millions)
Current:
Domestic	¥27,180	¥36,993	¥52,982
Foreign	114,259	53,659	70,292

Total	141,439	90,652	123,274

Deferred:
Domestic	(293,849)	297,989	299,725
Foreign	(107,518)	18,399	16,901

Total	(401,367)	316,388	316,626

Income tax expense (benefit)	(259,928)	407,040	439,900
Income tax expense (benefit) reported in equity relating to:
Investment securities	(585,322)	350,507	(193,657)
Derivatives qualifying for cash flow hedges	2,725	(3,295)	(2,250)
Pension liability adjustments	(288,856)	157,720	(69,139)
Foreign currency translation adjustments	(15,004)	2,594	2,007

Total	(886,457)	507,526	(263,039)

Total	¥(1,146,385)	¥914,566	¥176,861

Reconciliation of Effective Income Tax Rate

Income taxes in Japan applicable to the MUFG Group are imposed by the national, prefectural and municipal governments, and in the aggregate resulted in a normal effective statutory rate of approximately 40.6% for the fiscal years ended March 31, 2009, 2010 and 2011. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

A reconciliation of the effective income tax rate reflected in the accompanying consolidated statements of operations to the combined normal effective statutory tax rate for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
Combined normal effective statutory tax rate	40.6%	40.6%	40.6%
Nondeductible expenses	(0.2)	0.2	0.3
Dividends from foreign subsidiaries	(0.3)	0.0	0.1
Foreign tax credit and payments	(0.7)	0.7	3.3
Lower tax rates applicable to income of subsidiaries	0.0	(0.7)	(0.6)
Change in valuation allowance	(2.3)	(5.8)	10.6
Realization of previously unrecognized tax effects of subsidiaries	(1.7)	(0.9)	(3.7)
Nontaxable dividends received	0.4	(0.1)	(2.7)
Impairment of goodwill	(19.5)	0.0	0.0
Undistributed earnings of subsidiaries	(1.5)	(1.6)	(1.5)
Tax and interest expense for uncertainty in income taxes	(1.0)	0.6	0.2
Expiration of loss carryforward	(0.6)	0.2	6.4
Other—net	1.5	(1.5)	(0.5)

Effective income tax rate	14.7%	31.7%	52.5%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are computed for each tax jurisdiction using currently enacted tax rates applicable to periods when the temporary differences are expected to reverse. The tax effects of the items comprising the MUFG Group's net deferred tax assets at March 31, 2010 and 2011 were as follows:

	2010	2011
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥902,282	¥887,531
Operating loss carryforwards	518,948	259,183
Loans	12,746	2,785
Accrued liabilities and other	397,255	438,045
Premises and equipment, including sale-and-leaseback transactions	128,158	126,905
Derivative financial instruments	28,861	67,312
Investment securities (including trading account assets at fair value under fair value option)	82,470	212,511
Accrued severance indemnities and pension plans	100,804	169,349
Valuation allowance	(641,619)	(726,774)

Total deferred tax assets	1,529,905	1,436,847

Deferred tax liabilities:
Intangible assets	212,845	164,291
Lease transactions	50,611	51,239
Other	55,055	57,749

Total deferred tax liabilities	318,511	273,279

Net deferred tax assets	¥1,211,394	¥1,163,568

The valuation allowance was provided primarily against deferred tax assets recorded at MUFG and its subsidiaries with operating loss carryforwards. The amount of the valuation allowance is determined based on a review of future taxable income (exclusive of reversing temporary differences and carryforwards) and future reversals of existing taxable temporary differences. Future taxable income is developed from forecasted operating results, based on recent historical trends and approved business plans, the eligible carryforward periods and other relevant factors. For certain subsidiaries where strong negative evidence exists, such as the existence of significant amounts of operating loss carryforwards, cumulative losses and the expiration of unused operating loss carryforwards in recent years, a valuation allowance was recognized against the deferred tax assets as of March 31, 2010 and 2011 to the extent that it is more likely than not that they will not be realized.

Income taxes are not provided on undistributed earnings of certain foreign subsidiaries that are considered to be indefinitely reinvested in the operations of such subsidiaries. At March 31, 2010 and 2011, the undistributed earnings of such foreign subsidiaries amounted to approximately ¥26,179 million and ¥ 26,378 million, respectively. Determination of the amount of unrecognized deferred tax liabilities with respect to these undistributed earnings is not practicable because of the complexity associated with its hypothetical calculation including foreign withholding taxes and foreign tax credits. MUFG has neither plans nor the intention to dispose of investments in such foreign subsidiaries and, accordingly, does not expect to record capital gains or losses, or otherwise monetize the undistributed earnings of such foreign subsidiaries.

Operating Loss and Tax Credit Carryforwards

At March 31, 2011, the MUFG Group had operating loss carryforwards of ¥575,403 million and tax credit carryforwards of ¥4,496 million for tax purposes. Such carryforwards, if not utilized, are scheduled to expire as follows:

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2012	¥80,439	¥—
2013	202,905	—
2014	27,994	—
2015	13,259	—
2016	45,350	—
2017	12,373	—
2018 and thereafter	168,407	3,923
No definite expiration date	24,676	573

Total	¥575,403	¥4,496

The above table represents the operating loss carryforwards for corporate tax. In addition, at March 31, 2011, BTMU and MUTB had operating loss carryforwards of ¥375,609 million for enterprise tax whose effective tax rate is 7.0%. If not utilized, such operating loss carryforwards will expire in 2012.

Uncertainty in Income Tax

The following is a roll-forward of the MUFG Group's unrecognized tax benefits for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥44,764	¥72,857	¥75,479
Gross amount of increases for current year's tax positions	23,960	2,771	406
Gross amount of decreases for current year's tax positions	—	—	(1,482)
Gross amount of increases for prior years' tax positions	15,104	15,208	9,113
Gross amount of decreases for prior years' tax positions	(5,459)	(5,506)	(8,698)
Net amount of changes relating to settlements with tax authorities	447	(6,695)	(4,434)
Decreases due to lapse of applicable statutes of limitations	(14)	(1,281)	(1,479)
Foreign exchange translation	(5,945)	(1,875)	(7,608)

Balance at end of fiscal year	¥72,857	¥75,479	¥61,297

The total amount of unrecognized tax benefits at March 31, 2009, 2010 and 2011 that, if recognized, would affect the effective tax rate are ¥25,471 million, ¥27,192 million and ¥24,639 million, respectively. The remainder of the uncertain tax positions have offsetting amounts in other jurisdictions or are temporary differences.

The MUFG Group classifies interest and penalties, if applicable, related to income taxes as Income tax expense (benefit). Accrued interest and penalties (not included in the "unrecognized tax benefits" above) are a component of Other liabilities. The following is a roll-forward of the interest and penalties recognized in the consolidated financial statements for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥4,047	¥5,842	¥7,273
Total interest and penalties in the consolidated statements of operations	2,588	4,490	585
Total cash settlements and foreign exchange translation	(793)	(3,059)	(825)

Balance at end of fiscal year	¥5,842	¥7,273	¥7,033

The MUFG Group is subject to ongoing tax examinations by the tax authorities of the various jurisdictions in which it operates. The following are the major tax jurisdictions in which the MUFG Group operates and the status of years under audit or open to examination:

Jurisdiction	Tax years
Japan	2011
United States—Federal	2007 and forward
United States—California	2005 and forward
United States—New York	2001 and forward
United States—New York City	2001 and forward

The MUFG Group does not anticipate any significant increases or decreases to unrecognized tax benefits within the next 12 months. However, the MUFG Group is under continuous examinations by the tax authorities in various domestic and foreign jurisdictions and many of these examinations are resolved every year. Therefore, the MUFG Group's estimate of unrecognized tax benefits is subject to change based on new developments and information.

Income (Loss) before Income Tax Expense (Benefit)

Income (loss) before income tax expense (benefit) by jurisdiction for the fiscal years ended March 31, 2009, 2010 and 2011 was as follows:

	2009	2010	2011
	(in millions)
Domestic income (loss)	¥(1,776,405)	¥870,192	¥443,304
Foreign income	12,178	411,924	393,934

Total	¥(1,764,227)	¥1,282,116	¥837,238

Pledged Assets and Collateral	12 Months Ended
Mar. 31, 2011
Pledged Assets and Collateral
Pledged Assets and Collateral

8.    PLEDGED ASSETS AND COLLATERAL

Pledged Assets

At March 31, 2011, assets mortgaged, pledged, or otherwise subject to lien were as follows:

(in millions)
Trading account securities	¥8,616,845
Investment securities	4,361,431
Loans	6,450,799
Other	59,198

Total	¥19,488,273

The above pledged assets were classified by type of liabilities to which they related as follows:

(in millions)
Deposits	¥388,298
Call money and funds purchased	484,606
Payables under repurchase agreements and securities lending transactions	9,634,077
Other short-term borrowings and long-term debt	8,943,147
Other	38,145

Total	¥19,488,273

Note:

Subsequentto the issuance of the MUFG Group's consolidated financial statements for the fiscal year ended March 31, 2010, management determined that the trading account assets pledged that secured parties are permitted to sell or repledge for the fiscal year ended March 31, 2010 was erroneously disclosed. Such amount has been restated from the amount previously reported as follows in the parenthetic note to Trading account assets in the consolidated balance sheet:

	2010
	As previously reported	As restated
	(in millions)
Trading account assets pledged that secured parties are permitted to sell or repledge	¥8,712,347	¥8,409,598

In addition, at March 31, 2011, certain investment securities, principally Japanese national government and Japanese government agency bonds, loans, and other assets aggregating ¥25,804,091 million were pledged as collateral for acting as a collection agent of public funds, for settlement of exchange at the Bank of Japan and the Tokyo Bankers Association, for derivative transactions and for certain other purposes.

The MUFG Group engages in on-balance sheet securitizations. These securitizations of mortgage and apartment loans, that do not qualify for sales treatment, are accounted for as secured borrowings. The amount of loans in the table above represents, the carrying amount of these transactions with the carrying amount of the associated liabilities included in other short-term borrowings and long-term debt.

Under Japanese law, Japanese banks are required to maintain certain reserves on deposit with the Bank of Japan based on the amount of deposit balances and certain other factors. There are similar reserve deposit requirements for foreign offices engaged in banking businesses in foreign countries. At March 31, 2010 and 2011 the reserve funds maintained by the MUFG Group, which are included in Cash and due from banks and Interest-earning deposits in other banks, were ¥2,041,048 million and ¥4,128,505 million, respectively. Average reserves during the fiscal years ended March 31, 2010 and 2011 were ¥1,961,783 million and ¥2,301,810 million, respectively.

Collateral

The MUFG Group accepts and provides financial assets as collateral for transactions, principally commercial loans, repurchase agreements and securities lending transactions, call money, and derivatives. Financial assets eligible for such collateral include, among others, marketable equity securities, trade and notes receivable and certificates of deposit.

Secured parties, including creditors and counterparties to certain transactions with the MUFG Group, may sell or repledge financial assets provided as collateral. Certain contracts, however, may not be specific about the secured party's right to sell or repledge collateral under the applicable statutes and, therefore, whether or not the secured party is permitted to sell or repledge collateral would differ depending on the interpretations of specific provisions of the existing statutes, contract or certain market practices. If the MUFG Group determines, based on available information, that a financial asset provided as collateral might not be sold or repledged by the secured parties, such collateral is not separately reported in the consolidated balance sheets. If a secured party is permitted to sell or repledge financial assets provided as collateral by contract or custom under the existing statutes, the MUFG Group reports such pledged financial assets separately on the face of the consolidated balance sheets. At March 31, 2011, the MUFG Group pledged ¥31,491 billion of assets that may not be sold or repledged by the secured parties.

Certain banking subsidiaries accept collateral for commercial loans and certain banking transactions under a standardized agreement with customers, which provides that these banking subsidiaries may require the customers to provide collateral or guarantees with respect to the loans and other banking transactions. Financial assets pledged as collateral are generally negotiable and transferable instruments, and such negotiability and transferability is authorized by applicable legislation. In principle, Japanese legislation permits these banking subsidiaries to repledge financial assets accepted as collateral unless otherwise prohibited by contract or relevant statutes. Nevertheless, the MUFG Group did not sell or repledge nor does it plan to sell or repledge such collateral accepted in connection with commercial loans before a debtor's default or other credit events specified in the agreements as it is not customary within the banking industry in Japan to dispose of collateral before a debtor's default and other specified credit events. Derivative agreements commonly used in the marketplace do not prohibit a secured party's disposition of financial assets received as collateral, and in resale agreements and securities borrowing transactions, securities accepted as collateral may be sold or repledged by the secured parties. At March 31, 2010 and 2011, the fair value of the collateral accepted by the MUFG Group that is permitted to be sold or repledged was approximately ¥19,044 billion and ¥12,352 billion, respectively, of which approximately ¥7,634 billion and ¥8,227 billion, respectively, was sold or repledged(1). The amount includes the collateral that may be repledged under the current Japanese legislation but the MUFG Group does not dispose of before the counterparties' default in accordance with the customary practice within the Japanese banking industry.

At March 31, 2010 and 2011, the cash collateral paid for derivative transactions, which is included in other assets, were ¥634,299 million and ¥766,617 million, respectively and the cash collateral received for derivative transactions, which is included in other liabilities, were ¥260,233 million and ¥337,192 million, respectively.

Note:

(1)	Subsequent to the issuance of the MUFG Group's consolidated financial statements for the fiscal year ended March 31, 2010, management determined that the fair value of the collateral accepted by the MUFG Group that is permitted to be sold or repledged and the collateral which was sold or repledged were erroneously disclosed. Such amounts have been restated from the amount previously reported of ¥19,093 billion and ¥6,983 billion, respectively.

Deposits	12 Months Ended
Mar. 31, 2011
Deposits
Deposits

9.    DEPOSITS

The balances of time deposits, including certificates of deposit ("CDs"), issued in amounts of ¥10 million (approximately US $121 thousand at the Federal Reserve Bank of New York's noon buying rate on March 31, 2011) or more with respect to domestic deposits and issued in amounts of US $100,000 or more with respect to foreign deposits were ¥27,253,035 million and ¥14,411,085 million, respectively, at March 31, 2010, and ¥26,960,090 million and ¥13,898,728 million, respectively, at March 31, 2011.

The maturity information at March 31, 2011 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥35,704,148	¥13,812,257
Due after one year through two years	6,427,398	247,805
Due after two years through three years	3,051,730	135,808
Due after three years through four years	676,089	32,901
Due after four years through five years	814,135	35,665
Due after five years	110,927	27,508

Total	¥46,784,427	¥14,291,944

Call Loans and Funds Sold, and Call Money and Funds Purchased	12 Months Ended
Mar. 31, 2011
Call Loans and Funds Sold, and Call Money and Funds Purchased
Call Loans and Funds Sold, and Call Money and Funds Purchased

10.    CALL LOANS AND FUNDS SOLD, AND CALL MONEY AND FUNDS PURCHASED

A summary of funds transactions for the fiscal years ended March 31, 2009, 2010 and 2011 is as follows:

	2009	2010	2011
	(in millions, except percentages and days)
Average balance during the fiscal year:
Call money and funds purchased	¥3,051,725	¥2,349,445	¥2,173,923
Call loans and funds sold	1,080,630	651,778	656,322

Net funds purchased position	¥1,971,095	¥1,697,667	¥1,517,601

Call money and funds purchased:
Outstanding at end of fiscal year:
Amount	¥2,235,858	¥1,883,824	¥2,313,487
Principal range of maturities	1 day to 30 days	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.33%	0.28%	0.29%
Maximum balance at any month-end during the fiscal year	¥4,133,609	¥2,611,306	¥2,488,885
Weighted average interest rate paid during the fiscal year	0.82%	0.24%	0.27%

Average balances are generally based on a daily average while a month-end average is used for certain average balances when it is not practicable to obtain applicable daily averages.

Due to Trust Account	12 Months Ended
Mar. 31, 2011
Due to Trust Account
Due to Trust Account

11.    DUE TO TRUST ACCOUNT

MUTB holds assets on behalf of its customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MUFG Group's proprietary assets and are managed and accounted for separately.

However, excess cash funds of individual trust accounts are often placed with MUTB which manages the funds together with its own funds in its proprietary account. Due to trust account reflects a temporary placement of the excess funds from individual trust accounts and, in view of the MUFG Group's funding, due to trust account is similar to short-term funding, including demand deposits and other overnight funds purchased. The balance changes in response to the day-to-day changes in the excess funds placed by the trust accounts. A summary of due to trust account transactions for the fiscal years ended March 31, 2009, 2010 and 2011 is as follows. See Note 22 for further discussion of this account's decrease:

	2009	2010	2011(1)
	(in millions, except percentages)
Average balance outstanding during the fiscal year	¥1,479,736	¥1,683,607	¥674,622
Maximum balance at any month-end during the fiscal year	1,796,846	1,795,280	752,244
Weighted average interest rate during the fiscal year	0.46%	0.36%	0.12%

Note

(1)	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, the amount of average balance outstanding, the maximum balance at any month-end and weighted average interest rate during the fiscal year ended March 31, 2011 decreased. See Note 23 for further discussion of the adoption of the new guidance.

Short-Term Borrowings and Long-Term Debt	12 Months Ended
Mar. 31, 2011
Short-Term Borrowings and Long-Term Debt
Short-Term Borrowings and Long-Term Debt

12.    SHORT-TERM BORROWINGS AND LONG-TERM DEBT

At March 31, 2010 and 2011, the MUFG Group had unused lines of credit for short-term financing amounting to ¥9,802,803 million and ¥19,984,360 million, respectively. The amounts principally consist of the lines of collateralized intraday overdrafts without interest charges and collateralized overnight loans on bills at the official discount rate granted by the Bank of Japan, which are used to cover shortages in the Bank of Japan account and to meet liquidity needs. The MUFG Group may borrow from the Bank of Japan on demand up to the total amount of collateral eligible for credit extension.

Other short-term borrowings at March 31, 2010 and 2011 were comprised of the following:

	2010	2011
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,208,690	¥1,262,885
Borrowings from the Bank of Japan	2,861,400	5,513,650
Borrowings from other financial institutions	209,030	175,951
Other	73,560	65,843

Total domestic offices	4,352,680	7,018,329

Foreign offices:
Commercial paper	907,641	732,910
Borrowings from other financial institutions	819,633	730,479
Other	17,416	6,595

Total foreign offices	1,744,690	1,469,984

Total	6,097,370	8,488,313
Less unamortized discount	34	116

Other short-term borrowings—net	¥6,097,336	¥8,488,197

Weighted average interest rate on outstanding balance at end of fiscal year	0.27%	0.24%

Long-term debt (with original maturities of more than one year) at March 31, 2010 and 2011 was comprised of the following:

	2010	2011
	(in millions)
MUFG:
Obligations under capital leases	¥45	¥22
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2010-2011, principally 0.59%- 1.21%	230,000	—
Subordinated debt(1):
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 3.92%- 4.42%	380,500	380,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 2.42%- 4.78%	2,500	2,500
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	465	416
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%- 5.17%	1,251	1,176
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, no stated maturity, principally 6.20%(2)	421	402
Floating rate borrowings, payable in Japanese yen, no stated maturity, principally 3.05%- 3.17%	16,208	16,209

Total	631,390	401,225

BTMU:
Obligations under capital leases	¥27,888	¥17,937
Obligation under sale-and-leaseback transactions	52,189	50,875
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2011- 2027, principally 0.26%- 2.69%	1,626,600	1,485,402
Fixed rate bonds, payable in US dollars, due 2012- 2015, principally 1.60%- 3.85%	219,574	400,561
Fixed rate bonds, payable in other currencies excluding Japanese yen, and US dollars, due 2012- 2014, principally 5.40%- 5.58%(2)	17,056	64,496
Fixed rate borrowings, payable in Japanese yen, due 2011- 2023, principally 0.25%- 0.50%	18,327	7,428
Fixed rate borrowings, payable in US dollars, due 2018, principally 7.49%	586	462
Fixed rate borrowings, payable in other currencies excluding Japanese yen, and US dollars, due 2011- 2013, principally 1.50%- 5.65%(2)	4,687	1,294
Adjustable rate bonds, payable in Japanese yen, due 2014, principally 1.71%	20,000	20,000
Floating rate bonds, payable in US dollars, due 2014, principally 0.97%	—	41,575
Floating rate borrowings, payable in US dollars, due 2014- 2016, principally 0.62%- 0.79%	325,640	424,065

Total	2,232,470	2,445,283
Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2011- 2031, principally 1.13%- 2.91%	1,649,855	1,910,698
Fixed rate borrowings, payable in Japanese yen, due 2011- 2035, principally 0.71%- 3.62%	129,433	216,940
Fixed rate bonds, payable in US dollars, due 2011, principally 7.40%	371,098	167,380
Fixed rate borrowings, payable in US dollars, due 2013, principally 6.76%	122,714	108,393
Adjustable rate bonds, payable in Japanese yen, due 2018- 2019, principally 0.99%- 1.75%	93,700	93,700
Adjustable rate borrowings, payable in Japanese yen, due 2012- 2028, principally 0.36%- 2.90%	544,100	574,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.90%- 4.78%	1,392,700	1,083,800
Adjustable rate borrowings, payable in US dollars, due 2016- 2017, principally 0.71%- 0.78%	229,157	145,928
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 1.13%- 6.25%	232,600	207,875
Adjustable rate bonds, payable in Euro, due 2015, principally 3.50%	124,920	—
Adjustable rate borrowings, payable in Euro, due 2017, principally 1.45%	112,428	11,757
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%- 5.17%	164,270	154,605
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2017, principally 1.30%(2)	38,610	36,820
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, no stated maturity, principally 6.20%(2)	79,326	75,648
Floating rate borrowings, payable in Japanese yen, due 2020- 2027, principally 0.52%- 0.87%	52,800	38,100

Total	5,337,711	4,826,144
Obligations under loan securitization transaction accounted for as secured borrowings, due 2011- 2045, principally 0.39%- 6.66%	2,847,735	2,640,007

Total	10,497,993	9,980,246

Other subsidiaries:
Obligations under capital leases	¥16,551	¥11,398
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2011- 2038 principally 0.00%- 10.30%	491,310	378,528
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2011- 2038, principally 0.00%- 10.00%	193,447	23,573
Fixed rate borrowings, bonds and notes, payable in Euro, due 2011, principally 1.75%	—	436
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2011- 2038, principally 0.00%- 11.30%(2)	3,518	3,389
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2011- 2040, principally 0.00%- 22.40%	1,205,153	1,231,674
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2011- 2038, principally 0.00%- 14.00%	131,494	401,646
Floating rate bonds and notes, payable in Euro, due 2012- 2014, principally 0.00%- 0.50%	504	228
Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2011- 2038, principally 0.00%- 11.50%(2)	3,740	16,079
Other institutions, due 2035, principally 1.64%- 3.58%	4,684	3,812

Total	2,033,850	2,059,365
Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2011- 2030, principally 0.93%- 3.04%	298,163	349,629
Fixed rate bonds and notes, payable in US dollars, due 2013- 2030, principally 5.25%- 11.33%	111,923	97,085
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2016- 2020, principally 0.58% - 2.70%	157,600	97,300
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 1.93%- 3.50%	125,900	104,118
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2011- 2015, principally 0.08%- 1.80%	176,330	161,823
Floating rate bonds and notes, payable in US dollars, due 2010, principally 1.39%	461	—
Other miscellaneous debt	3	—

Total	870,380	809,955
Obligations under loan securitization transaction accounted for as secured borrowings, due 2011- 2017, principally 0.40%- 3.02%	112,260	94,539

Total	3,033,041	2,975,257

Total	¥14,162,424	¥13,356,728

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as British pound, Brazilian real, Chinese yuan, Indonesian rupiah, Hong Kong dollars etc, have been summarized into the "Other currencies" classification.

The MUFG Group uses derivative financial instruments for certain debts to manage its interest rate and currency exposures. The derivative financial instruments include swaps, forwards, options and other types of derivatives. As a result of these derivative instruments, the effective rates reflected in the table above may differ from the coupon rates. The interest rates for the adjustable and floating rate debt shown in the above table are those in effect at March 31, 2010 and 2011.

Certain debt agreements permit the MUFG Group to redeem the related debt, in whole or in part, prior to maturity at the option of the issuer on terms specified in the respective agreements.

The following is a summary of maturities of long-term debt subsequent to March 31, 2011:

	MUFG	BTMU	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2012	¥9	¥838,774	¥617,310	¥1,456,093
2013	6	1,006,347	413,182	1,419,535
2014	4	1,088,535	359,173	1,447,712
2015	2	907,146	249,794	1,156,942
2016	—	772,680	141,070	913,750
2017 and thereafter	401,204	5,366,764	1,194,728	6,962,696

Total	¥401,225	¥9,980,246	¥2,975,257	¥13,356,728

Severance Indemnities and Pension Plans	12 Months Ended
Mar. 31, 2011
Severance Indemnities and Pension Plans
Severance Indemnities and Pension Plans

13.    SEVERANCE INDEMNITIES AND PENSION PLANS

Defined Benefit Pension Plans

The MUFG Group has funded contributory and non-contributory defined benefit pension plans ("pension benefits"), which cover substantially all of their employees and provide for lifetime annuity payments commencing at age 65 based on eligible compensation at the time of severance, rank, years of service and other factors.

BTMU and certain domestic subsidiaries, MUSHD, Mitsubishi UFJ NICOS and some subsidiaries of MUFG have non-contributory Corporate Defined Benefit Pension plans ("CDBPs") which provide benefits to all their domestic employees. MUTB has a contributory CDBP similar to these non-contributory CDBPs.

In addition to the CDBPs, BTMU and MUTB have non-contributory closed Tax-Qualified Pension Plans ("closed TQPPs"), which are defined benefit pension plans that provide benefits to certain retired employees, excluding directors in Japan, based on eligible compensation at the time of severance, years of service and other factors. MUTB also has a contributory closed TQPP in addition to the non-contributory closed TQPPs.

The MUFG Group also offers qualified and nonqualified defined benefit pension plans in foreign offices and subsidiaries for their employees. The qualified plans are non-contributory defined pension plans, which provide benefits upon retirement based on years of service and average compensation and cover substantially all of the employees of such foreign offices and subsidiaries. With respect to the offices and subsidiaries in the United States of America, the qualified plans are funded on a current basis in compliance with the requirement of the Employee Retirement Income Security Act of the United States of America. The nonqualified plans are non-contributory defined benefit pension plans, under which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by applicable laws under the qualified plans.

Severance Indemnities Plans

The MUFG Group has severance indemnities plans ("SIP"s) under which their employees in Japan, other than those who are directors, are entitled, under most circumstances, upon mandatory retirement at normal retirement age or earlier termination of employment, to lump-sum severance indemnities based on eligible compensation at the time of severance, rank, years of service and other factors. Under SIPs, benefit payments in the form of a lump-sum cash payment with no option to receive annuity payments, upon mandatory retirement at normal retirement age or earlier termination of employment, are provided. When a benefit is paid in a single payment to a benefit payee under the plans, the payment represents final relief of the obligation.

Other Postretirement Plans

The MUFG Group's foreign offices and subsidiaries, primarily in the United States of America, provide their employees with certain postretirement medical and life insurance benefits ("other benefits").

Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2009, 2010 and 2011 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2009	2010	2011	2009		2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥39,443	¥41,823	¥39,713	¥7,448	¥945	¥6,414	¥872	¥6,092	¥909
Interest costs on projected benefit obligation	32,926	29,071	33,184	11,301	1,369	10,587	1,226	10,900	1,335
Expected return on plan assets	(68,710)	(49,826)	(56,105)	(16,820)	(1,373)	(15,309)	(936)	(16,220)	(1,086)
Amortization of net actuarial loss	1,653	51,980	15,600	2,133	320	2,682	678	1,386	516
Amortization of prior service cost	(7,373)	(9,801)	(10,576)	77	(78)	39	(67)	51	(61)
Amortization of net obligation at transition	(5)	(1)	—	—	192	—	123	—	115
Loss on settlements and curtailment	4,463	3,037	3,706	—	—	—	—	—	—

Net periodic benefit cost	¥2,397	¥66,283	¥25,522	¥4,139	¥1,375	¥4,413	¥1,896	¥2,209	¥1,728

The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2009	2010	2011	2009		2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.93%	1.66%	2.05%	5.74%	6.01%	5.70%	5.77%	6.10%	6.04%
Discount rates in determining benefit obligation	1.66	2.05	1.91	5.70	5.77	6.10	6.04	5.67	5.36
Rates of increase in future compensation level for determining expense	3.10	3.07	3.06	4.51	—	4.64	—	4.72	—
Rates of increase in future compensation level for determining benefit obligation	3.07	3.06	3.23	4.64	—	4.72	—	4.67	—
Expected rates of return on plan assets	3.13	3.02	2.98	7.84	8.00	7.50	8.00	7.49	8.00

The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year, and the effect of a one-percentage-point change in the assumed health care cost trend rate:

	UNBC		Other than UNBC
	2010(1)	2011(1)	2010(1)	2011(1)
Initial trend rate	9.38%	9.12%	8.00%	7.50%
Ultimate trend rate	5.00%	5.00%	5.00%	5.00%
Year the rate reaches the ultimate trend rate	2018	2018	2016	2016

	UNBC		Other than UNBC
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥266	¥(221)	¥73	¥(57)
Effect on postretirement benefit obligation	2,273	(1,934)	898	(695)

Note:

(1)	Fiscal periods of UNBC and foreign subsidiaries end on December 31. Therefore, above tables present the rates and amounts at December 31, 2009 and 2010, respectively.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2010 and 2011:

	Domestic subsidiaries				Foreign offices and subsidiaries
	2010		2011		2010		2011
	Non-contributory pension benefits and SIP	Contributory pension benefits	Non-contributory pension benefits and SIP	Contributory pension benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,408,695	¥389,060	¥1,303,012	¥367,501	¥179,523	¥22,990	¥193,008	¥23,552
Service cost	35,593	6,230	34,320	5,393	6,414	872	6,092	909
Interest cost	22,569	6,502	25,608	7,576	10,587	1,226	10,900	1,335
Plan participants' contributions	—	1,065	—	1,061	14	408	12	439
Acquisitions/ Divestitures	(19,084)	—	(577)	—	—	—	19	—
Amendments	(19)	—	8,242	—	—	—	1	—
Actuarial loss (gain)	(75,323)	(22,251)	26,935	13,353	766	(349)	14,290	1,944
Benefits paid	(51,789)	(13,105)	(52,583)	(13,427)	(6,922)	(1,762)	(6,377)	(1,714)
Lump-sum payment	(17,630)	—	(16,805)	—	(79)	(12)	(194)	(10)
Translation adjustments	—	—	—	—	2,705	179	(22,671)	(2,802)

Benefit obligation at end of fiscal year	1,303,012	367,501	1,328,152	381,457	193,008	23,552	195,080	23,653

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,249,747	407,340	1,436,335	474,487	145,529	11,383	183,445	14,240
Actual return (loss) on plan assets	211,838	73,637	(61,992)	(17,535)	30,292	2,912	23,418	1,679
Employer contributions	33,599	5,550	26,737	6,787	12,452	1,209	11,728	1,168
Acquisitions/ Divestitures	(7,060)	—	13	—	—	—	26	—
Plan participants' contributions	—	1,065	—	1,061	14	408	12	439
Benefits paid	(51,789)	(13,105)	(52,583)	(13,427)	(6,922)	(1,762)	(6,377)	(1,714)
Translation adjustments	—	—	—	—	2,080	90	(22,122)	(1,769)

Fair value of plan assets at end of fiscal year	1,436,335	474,487	1,348,510	451,373	183,445	14,240	190,130	14,043

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥176,107	¥106,986	¥71,972	¥69,916	¥7,732	¥—	¥9,947	¥—
Accrued benefit cost	(42,784)	—	(51,614)	—	(17,295)	(9,312)	(14,897)	(9,610)

Net amount recognized	¥133,323	¥106,986	¥20,358	¥69,916	¥(9,563)	¥(9,312)	¥(4,950)	¥(9,610)

The aggregated accumulated benefit obligations of these plans at March 31, 2010 and 2011 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010	2011
	(in millions)
Aggregated accumulated benefit obligations	¥1,654,197	¥1,685,442	¥176,662	¥181,239

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2010 and 2011 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010	2011
	(in millions)
Projected benefit obligations	¥112,287	¥115,835	¥40,061	¥27,588
Accumulated benefit obligations	107,247	110,342	38,926	26,927
Fair value of plan assets	69,503	69,059	23,855	12,750

BTMU, MUTB, MUMSS, Mitsubishi UFJ NICOS and other subsidiaries paid special lump-sum termination benefits which are not a part of pension plans to certain early-terminated employees. The amounts charged to operations for such early termination benefits for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥11,247 million, ¥13,617 million and ¥17,098 million, respectively.

For the fiscal year ended March 31, 2009, the MUFG Group adopted the measurement date provision of the pension accounting guidance which changed the measurement date for the plan assets and benefit obligations of BTMU and certain domestic subsidiaries to coincide with the MUFG Group's fiscal year-end date. The MUFG Group recorded a decrease in the beginning balance of retained earnings by ¥132 million, net of taxes, and a decrease in the beginning balance of accumulated other changes in equity from nonowner sources by ¥131,574 million, net of taxes, as a result of adopting this provision.

The following table presents the amounts recognized in accumulated other changes in equity from nonowner sources of the MUFG Group at March 31, 2010 and 2011:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥336,910	¥493,526	¥55,454	¥6,690	¥54,427	¥6,709
Prior service cost	(62,083)	(43,264)	229	(304)	172	(181)
Net obligation at transition	—	—	—	363	—	245

Gross pension liability adjustments	274,827	450,262	55,683	6,749	54,599	6,773
Taxes	(110,688)	(180,954)	(21,930)	(2,607)	(21,486)	(2,675)

Net pension liability adjustments	¥164,139	¥269,308	¥33,753	¥4,142	¥33,113	¥4,098

The following table presents the changes in equity from nonowner sources in the fiscal years ended March 31, 2010 and 2011:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(337,425)	¥175,922	¥(14,070)	¥(2,330)	¥7,129	¥1,360
Prior service cost arising during the year	504	8,243	1	—	28	34
Losses (gains) due to amortization:
Net actuarial loss	(51,980)	(15,600)	(2,682)	(678)	(1,386)	(516)
Prior service cost	9,801	10,576	(39)	67	(51)	61
Net obligation at transition	1	—	—	(123)	—	(115)
Curtailment and settlement	(3,037)	(3,706)	—	—	—	—
Foreign currency translation adjustments	—	—	938	148	(6,804)	(800)

Total changes in Accumulated other changes in equity from nonowner sources	¥(382,136)	¥175,435	¥(15,852)	¥(2,916)	¥(1,084)	¥24

The following table presents the expected amounts that will be amortized from accumulated other changes in equity from nonowner sources as components of net periodic benefit cost, before taxes, for the fiscal year ending March 31, 2012:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥28,298	¥3,805	¥520
Prior service cost	(10,465)	29	(55)
Net obligation at transition	—	—	82

Total	¥17,833	¥3,834	¥547

Investment policies

MUFG's investment policy for plan assets is based on an asset liability matching strategy which is intended to maintain adequate liquidity for benefit payments and to achieve a stable increase in the plan assets in the medium and long term through proper risk control and return maximization. As a general rule, investment policies for plan assets are reviewed periodically for some plans and in the following situations for all plans: (1) large fluctuations in pension plan liabilities caused by modifications to pension plans, or (2) changes in the market environment. The plan assets allocation strategies are the principal determinant in achieving expected investment returns on the plan assets. Actual asset allocations may fluctuate within acceptable ranges due to market value variability. Plan assets are managed by a combination of internal and external asset management companies and are rebalanced when market fluctuations cause an asset category to fall outside of its strategic asset allocation range. Performance of each plan asset category is compared against established indices and similar plan asset groups to evaluate whether the risk associated with the portfolio is appropriate for the level of return.

The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2011 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	24.8%	0.2%	—%
Japanese debt securities	47.7	0.1	—
Non-Japanese equity securities	16.1	60.0	70.0
Non-Japanese debt securities	7.5	30.7	30.0
Real estate	—	8.2	—
Short-term assets	3.9	0.8	—

Total	100.0%	100.0%	100.0%

Basis and procedure for estimating long-term return of each asset category

MUFG's expected long-term rate of return on plan assets for domestic defined benefit pension plans and SIPs is based on a building-block methodology, which calculates the total long-term rate of return of the plan assets by aggregating the weighted rate of return derived from both long-term historical performance and forward-looking return expectations from each asset category.

MUFG has determined the expected long-term rate of return for each asset category as below:

•	Japanese equity securities: the rate for Japanese debt securities plus a premium for the risk associated with Japanese equity securities

•	Japanese debt securities: economic growth rate of Japan

•	Non-Japanese equity securities: the rate for non-Japanese debt securities plus a premium for the risk associated with non-Japanese equity securities

•	Non-Japanese debt securities: global economic growth rate

Foreign offices and subsidiaries periodically reconsider the expected long-term rate of return for their plan assets. They evaluate the investment return volatility of different asset categories and compare the liability structure of their pension and other benefits to those of other companies, while considering their funding policy to maintain a funded status sufficient to meet participants' benefit obligations, and reduce long-term funding requirements and pension costs. Based on this information, foreign offices and subsidiaries update the expected long-term rate of return.

Cash flows

The MUFG Group expects to contribute to the plan assets for the fiscal year ending March 31, 2012 based upon its current funded status and expected asset return assumptions as follows:

For the pension benefits of domestic subsidiaries	¥51.8	billion
For the pension benefits of foreign offices and subsidiaries	2.3	billion
For the other benefits of foreign offices and subsidiaries	1.2	billion

Estimated future benefit payments

The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2012	¥80,436	¥6,505	¥1,350
2013	80,245	7,082	1,444
2014	82,658	7,664	1,557
2015	84,609	8,252	1,656
2016	86,396	9,094	1,764
Thereafter (2017-2021)	442,027	59,054	10,308

Fair value measurement of the plan assets

The following is a description of the valuation methodologies used for plan assets measured at fair value as well as the classification of the plan assets pursuant to the valuation hierarchy described in Note 29 "Fair Value."

Government bonds and other debt securities

When quoted market prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair value of securities and such securities are classified in Level 1 of the valuation hierarchy. Level 1 securities include Japanese government bonds, most of non-Japanese government bonds and certain corporate bonds. When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the valuation hierarchy. When quoted prices are not available, the MUFG Group generally estimates fair values by using non-binding prices obtained from independent pricing vendors. Such securities are generally classified in Level 2 of the valuation hierarchy. Level 2 securities include certain non-Japanese government bonds, official institutions bonds and corporate bonds. When there is lack of liquidity for securities or significant inputs adopted to the fair value measurements are unobservable, such securities are classified in Level 3 of the valuation hierarchy. Such Level 3 securities mainly consist of non-Japanese corporate bonds.

Marketable equity securities

When quoted market prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair value of marketable equity securities and such securities are classified in Level 1 of the valuation hierarchy. When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the valuation hierarchy.

Japanese pooled funds

Japanese pooled funds are investment fund vehicles designed for Japanese pension plan investments under Japanese pension trust fund regulations. Based upon the nature of the funds' investments, Japanese pooled funds are categorized into four major fund types; Japanese marketable equity securities type, Japanese debt securities type, Non-Japanese marketable equity securities type and Non-Japanese debt securities type. The other types of funds invest in short-term financial instruments or loans receivable. Japanese pooled funds are generally readily redeemable at their net asset values. The fair values of Japanese pooled funds are measured at their net asset values and generally classified in Level 2 of the valuation hierarchy. Japanese pooled funds classified in Level 3 of the valuation hierarchy have underlying investments in non-Japanese debt securities and loans receivable whose fair values are measured by using significant unobservable inputs and there is inherent lack of the funds' liquidity.

Other investment funds

Other investment funds include mutual funds, private investments funds, common collective funds, private equity funds and real estate funds. The listed investment funds or mutual funds are valued at quoted market prices and classified in Level 1 or Level 2 of the valuation hierarchy. When there is no available market quotation, the fair values are generally determined at net asset values. The funds for which the fair values are measured at their net asset value are classified either in Level 2 or Level 3 depending on the nature of any restrictions on the investor's ability to redeem its investments at the measurement date or in the near future. Other investment funds classified in Level 3 of the valuation hierarchy mainly consist of certain private investment funds and real estate funds whose fair values are not measured at their net asset values but by using significant unobservable inputs and there is inherent lack of the funds' liquidity.

Japanese general accounts of life insurance companies

These instruments are contracts with life insurance companies that guarantee return of a certain level of fixed income, which are mainly invested in assets with low market risk such as Japanese debt securities. They are measured at conversion value and classified in Level 2 in the valuation hierarchy.

Other investments

Other investments mainly consist of call loans and the rest consist of miscellaneous accounts such as deposits with banks and short term investments. These instruments are generally classified in Level 1 or Level 2 of the valuation hierarchy depending on observability of the inputs to measure their fair values.

The following table presents the fair value of each major category of plan assets as of March 31, 2010 and 2011:

Pension benefits and SIP Investments:

At March 31, 2010	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥105,424	¥—	¥—	¥105,424	¥—	¥—	¥—	¥—
Non-Japanese government bonds	30,787	2,217	—	33,004	3,793	—	—	3,793
Other debt securities(1)	2,675	51,562	2,813	57,050	—	14,849	—	14,849
Japanese marketable equity securities(2)	700,991	1,372	—	702,363	—	—	—	—
Non-Japanese marketable equity securities	34,265	1,262	—	35,527	13,284	—	—	13,284
Japanese pooled funds:
Japanese marketable equity securities(2)	—	119,103	—	119,103	—	—	—	—
Japanese debt securities(1)	—	243,673	—	243,673	—	—	—	—
Non-Japanese marketable equity securities	—	146,050	—	146,050	—	—	—	—
Non-Japanese debt securities	—	96,557	6,209	102,766	—	—	—	—
Other	—	11,958	2,501	14,459	—	—	—	—

Total pooled funds	—	617,341	8,710	626,051	—	—	—	—

Other investment funds	—	77,682	26,934	104,616	67,284	77,368	5,085	149,737	(4)
Japanese general account of life insurance companies(3)	—	153,644	—	153,644	—	—	—	—
Other investments	1,584	91,559	—	93,143	451	768	563	1,782

Total	¥875,726	¥996,639	¥38,457	¥1,910,822	¥84,812	¥92,985	¥5,648	¥183,445

At March 31, 2011	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥81,695	¥—	¥—	¥81,695	¥—	¥—	¥—	¥—
Non-Japanese government bonds	41,397	2,406	—	43,803	3,304	4,693	—	7,997
Other debt securities(1)	4,294	53,829	6,356	64,479	—	8,794	—	8,794
Japanese marketable equity securities(2)	620,056	86	—	620,142	—	—	—	—
Non-Japanese marketable equity securities	21,755	446	93	22,294	14,350	—	—	14,350
Japanese pooled funds:
Japanese marketable equity securities(2)	—	87,472	—	87,472	—	—	—	—
Japanese debt securities(1)	—	236,111	—	236,111	—	—	—	—
Non-Japanese marketable equity securities	—	158,832	—	158,832	—	—	—	—
Non-Japanese debt securities	—	72,564	6,313	78,877	—	—	—	—
Other	—	9,058	2,501	11,559	—	—	—	—

Total pooled funds	—	564,037	8,814	572,851	—	—	—	—

Other investment funds	—	102,855	37,694	140,549	84,315	63,551	9,982	157,848	(4)
Japanese general account of life insurance companies(3)	—	150,583	—	150,583	—	—	—	—
Other investments	2,053	101,434	—	103,487	72	713	356	1,141

Total	¥771,250	¥975,676	¥52,957	¥1,799,883	¥102,041	¥77,751	¥10,338	¥190,130

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥1,331 million (0.07% of plan assets) and ¥1,821 million (0.10% of plan assets) to the pension benefits and SIPs at March 31, 2010 and 2011, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥7,169 million (0.38% of plan assets) and ¥5,522 million (0.31% of plan assets) to the pension benefits and SIPs at March 31, 2010 and 2011, respectively.
(3)	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.18% (from April 1, 2009 to March 31, 2010) and 1.24% (from April 1, 2010 to March 31, 2011).
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥62,688 million of mutual funds and ¥31,003 million of common collective funds, and of ¥79,520 million of mutual funds and ¥19,829 million of common collective funds, which were held by UNBC at December 31, 2009 and 2010, respectively.

Other post retirement plan investments:

Foreign offices and subsidiaries
	March 31, 2010				March 31, 2011
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)				(in millions)
Other investment funds(1)	¥7,897	¥6,343	¥—	¥14,240	¥7,980	¥6,063	¥—	¥14,043

Note:

(1)	Other investment funds mainly consist of mutual funds and common collective funds.

The following tables present a reconciliation of plan assets measured at fair value using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2010 and 2011:

Pension benefits and SIP Investments:

	Domestic subsidiaries
Assets category	March 31, 2009	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2010
	(in millions)
Other debt securities	¥5,348	¥387	¥107	¥(3,270)	¥303	¥(62)	¥2,813
Non-Japanese marketable equity securities	7	—	—	(7)	—	—	—
Japanese pooled funds:
Non-Japanese debt securities	5,081	—	1,128	—	—	—	6,209
Other	2,503	—	(2)	—	—	—	2,501

Total pooled funds	7,584	—	1,126	—	—	—	8,710

Other investment funds	17,848	(100)	2,885	6,301	—	—	26,934

Total	¥30,787	¥287	¥4,118	¥3,024	¥303	¥(62)	¥38,457

	Foreign offices and subsidiaries
Assets category	March 31, 2009	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2010
	(in millions)
Other investment funds	¥7,481	¥—	¥(2,501)	¥105	¥—	¥—	¥5,085
Other investments	400	—	27	136	—	—	563

Total	¥7,881	¥—	¥(2,474)	¥241	¥—	¥—	¥5,648

	Domestic subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other debt securities	¥2,813	¥(25)	¥(117)	¥4,222	¥—	¥(537)	¥6,356
Non-Japanese marketable equity securities	—	—	(24)	117	—	—	93
Japanese pooled funds:
Non-Japanese debt securities	6,209	—	104	—	—	—	6,313
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,710	—	104	—	—	—	8,814

Other investment funds	26,934	(41)	1,845	8,956	—	—	37,694

Total	¥38,457	¥(66)	¥1,808	¥13,295	¥—	¥(537)	¥52,957

	Foreign offices and subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other investment funds	¥5,085	¥—	¥129	¥4,366	¥402	¥—	¥9,982
Other investments	563	—	(28)	(179)	—	—	356

Total	¥5,648	¥—	¥101	¥4,187	¥402	¥—	¥10,338

Defined Contribution Plans

The MUFG Group maintains several qualified defined contribution plans in its domestic and foreign offices and subsidiaries, all of which are administered in accordance with applicable local laws and regulations. Each office and subsidiary matches eligible employee contributions up to a certain percentage of benefits-eligible compensation per pay period, subject to plan and legal limits. Terms of the plan, including matching percentage and vesting periods, are individually determined by each office and subsidiary.

The cost of these defined contribution plans charged to operations for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥5,242 million, ¥4,735 million and ¥5,525 million, respectively.

Other Assets and Liabilities	12 Months Ended
Mar. 31, 2011
Other Assets and Liabilities
Other Assets and Liabilities

14.    OTHER ASSETS AND LIABILITIES

Major components of other assets and liabilities at March 31, 2010 and 2011 were as follows:

	2010	2011
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥725,490	¥885,842
Other	768,120	757,942
Investments in equity method investees	585,459	675,829
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	378,119	362,695
Prepaid benefit cost (Note 13)	290,825	151,835
Cash collateral paid (Note 8)	634,299	766,617
Other	1,587,026	1,625,652

Total	¥4,969,338	¥5,226,412

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥996,985	¥1,361,773
Other	775,149	900,446
Deferred tax liabilities	76,217	121,445
Allowance for off-balance sheet credit instruments	85,651	73,616
Accrued benefit cost (Note 13)	69,391	76,121
Guarantees and indemnifications	52,655	46,965
Cash collateral received (Note 8)	260,233	337,192
Accrued and other liabilities	1,823,611	1,927,343

Total	¥4,139,892	¥4,844,901

Investments in equity method investees include marketable equity securities carried at ¥219,867 million and ¥113,789 million at March 31, 2010 and 2011, respectively. Corresponding aggregated market values were ¥262,519 million and ¥226,409 million, respectively. Investments in equity method investees also include investments in MSMS at ¥183,054 million at March 31, 2011.

The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other than temporary. As a result of evaluations, the MUFG Group recognized other than temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥60,871 million, ¥104,045 million and ¥19,305 million for the fiscal years ended March 31, 2009, 2010 and 2011, respectively. The impairment losses are included in Equity in losses of equity method investees in the consolidated statements of operations.

Preferred Stock	12 Months Ended
Mar. 31, 2011
Preferred Stock
Preferred Stock

15.    PREFERRED STOCK

Pursuant to the Articles of Incorporation, MUFG was authorized to issue 120,000,000 shares of Class 3 Preferred Stock, 400,000,000 shares of Class 5 Preferred Stock, 200,000,000 shares of Class 6 Preferred Stock, 200,000,000 shares of Class 7 Preferred Stock and 1,000 share of Class 11 Preferred Stock without par value.

All classes of preferred stock are non-voting and have preference over common stock for the payment of dividends and the distribution of assets in the event of a liquidation or dissolution of MUFG. They are all non-cumulative and non-participating with respect to dividend payments. Shareholders of Class 5 and Class 11 Preferred Stock have the right to receive a liquidation distribution at ¥2,500 and ¥1,000 per share, respectively, and do not have the right to participate in any further liquidation distributions.

The number of shares of preferred stock issued and outstanding at March 31, 2009, 2010 and 2011 was as follows:

	Outstanding at March 31, 2009	Net change	Outstanding at March 31, 2010	Net change	Outstanding at March 31, 2011
	(number of shares)
Preferred stock:
Class 3	100,000,000	—	100,000,000	(100,000,000)	—
Class 5	156,000,000	—	156,000,000	—	156,000,000
Class 11	1,000	—	1,000	—	1,000

Total	256,001,000	—	256,001,000	(100,000,000)	156,001,000

None of the Class 6 and 7 Preferred Stock has been issued.

The aggregate liquidation preference of preferred stock issued and outstanding at March 31, 2009, 2010 and 2011 was as follows:

	Aggregate amount at March 31, 2009	Net change	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011
	(in millions)
Preferred stock:
Class 3	¥250,000	¥—	¥250,000	¥(250,000)	¥—
Class 5	390,000	—	390,000	—	390,000
Class 11	1	—	1	—	1

Total	¥640,001	¥—	¥640,001	¥(250,000)	¥390,001

Preferred stock included in Capital stock on the consolidated balance sheets at March 31, 2009, 2010 and 2011 was ¥442,100 million, which consisted of ¥122,100 million of Class 1, ¥125,000 million of Class 3 and ¥195,000 million of Class 5 Preferred Stock.

The portion of proceeds from the sale of shares that is designated as capital stock is determined by resolution of the Board of Directors of MUFG, however, at least 50% of the issue price of newly issued shares is required to be designated as capital stock at the time of incorporation or share issuance under the Company Law. Proceeds in excess of amounts designated as capital stock are designated as capital surplus. However, these provisions are not applied in company reorganization, such as a merger, company split and share exchange. Preferred Stock Classes 8 through 12 were issued in exchange for UFJ Holdings' preferred stock and recorded in Capital surplus.

On April 2, 2001, MUFG issued 81,400 shares of Class 1 Preferred Stock at an aggregate issue price of ¥244,200 million. ¥122,100 million was included in Preferred stock and the remaining amount was included in Capital surplus, net of stock issue expenses. MUFG redeemed 40,700 shares during the fiscal year ended March 31, 2005 and the remaining 40,700 shares during the fiscal year ended March 31, 2006. At each redemption, Capital surplus decreased by ¥122,100 million, totaling ¥244,200 million, as provided in the Commercial Code of Japan ("Code") and the Articles of Incorporation of MUFG.

On February 17, 2005, MUFG issued 100,000 shares of Class 3 Preferred Stock at ¥2.5 million per share, the aggregate amount of the issue price being ¥250.0 billion.

On October 3, 2005, MUFG issued 200,000 shares of Class 8 Preferred Stock, 150,000 shares of Class 9 Preferred Stock, 150,000 shares of Class 10 Preferred Stock, 1 share of Class 11 Preferred Stock and 200,000 shares of Class 12 Preferred Stock in exchange for Class II, IV, V, VI and VII Preferred Stock of UFJ Holdings at an exchange ratio of 1 share of MUFG's Class 8, 9, 10, 11 and 12 Preferred Stock for each share of UFJ Holdings' Class II, IV, V, VI and VII Preferred Stock, respectively.

On October 4, 2005, 69,300 shares of Class 8 Preferred Stock and 57,850 shares of Class 9 Preferred Stock were converted into 122,763.51 and 127,096.45 shares of common stock, respectively, for the repayment of public funds.

On December 6, 2005, 51,900 shares of Class 8 Preferred Stock and 24,700 shares of Class 12 Preferred Stock were converted into 91,939.77 and 31,030.15 shares of common stock, respectively, for the repayment of public funds.

On February 28, 2006, 51,800 shares of Class 8 Preferred Stock and 12,450 shares of Class 9 Preferred Stock were converted into 91,762.63 and 22,733.70 shares of common stock, respectively, for the repayment of public funds.

On April 27, 2006, 45,400 shares of Class 12 Preferred Stock were converted into 57,035.18 shares of common stock.

On May 23, 2006, 9,300 shares of Class 8 Preferred Stock and 89,357 shares of Class 10 Preferred Stock originally issued by UFJ Holdings and held by the RCC were exchanged for 179,639 shares of common stock. The aggregate face amounts of the preferred stock exchanged were ¥27,900 million and ¥178,714 million, respectively. Subsequent to the exchanges, MUFG purchased 179,639 shares of common stock and an additional 7,923 shares of common stock as treasury stock for an aggregate amount of ¥286,970 million.

On June 8, 2006, 79,700 shares of Class 9 Preferred Stock, 60,643 shares of Class 10 Preferred Stock and 16,700 shares of Class 12 Preferred Stock were exchanged for 277,245 shares of common stock. The aggregate face amounts of the preferred stock exchanged were ¥159,400 million, ¥121,286 million and ¥16,700 million, respectively. Subsequent to the exchanges, these shares of common stock were sold in the open market. As a result, MUFG completed the repayment of all public funds received by the MUFG Group in accordance with the Law Concerning Emergency Measures for the Early Strengthening of Financial Functions.

On June 29, 2006, 9,300 shares of Class 8 Preferred Stock, 79,700 shares of Class 9 Preferred Stock, 150,000 shares of Class 10 Preferred Stock and 16,700 shares of Class 12 Preferred Stock, which had been recorded as treasury stock, were retired.

On February 14, 2007, 22,800 shares of Class 12 Preferred Stock were exchanged for 28,643 shares of common stock.

On February 19, 2007, 45,400 shares of Class 12 Preferred Stock were exchanged for 57,035 shares of common stock.

On March 13, 2007, 11,300 shares of Class 12 Preferred Stock were exchanged for 14,195 shares of common stock.

On March 29, 2007, 79,500 shares of Class 12 Preferred Stock, which had been recorded as treasury stock, were retired.

On September 30, 2007, a share of all classes of Preferred Stock was divided into 1,000 shares.

On August 1, 2008, 17,700,000 shares of Class 8 Preferred Stock were exchanged for 43,895,180 shares of common stock.

On September 25, 2008, 17,700,000 shares of Class 8 Preferred Stock, which had been recorded as treasury stock, were retired.

On September 30, 2008, 22,400,000 shares of Class 12 Preferred Stock were exchanged for 28,140,710 shares of common stock.

On October 31, 2008, 22,400,000 shares of Class 12 Preferred Stock, which had been recorded as treasury stock, were retired.

On November 17, 2008, MUFG issued 156,000,000 shares of Class 5 Preferred Stock at ¥ 2,500 per share, the aggregate amount of the issue price being ¥390.0 billion.

Through the period from February 3, 2009 to February 16, 2009, 11,300,000 shares of Class 12 Preferred Stock were exchanged for 14,681,040 shares of common stock.

On February 27, 2009, 11,300,000 shares of Class 12 Preferred Stock, which had been recorded as treasury stock, were retired.

On April 1, 2010, MUFG acquired 100,000,000 shares of Class 3 Preferred Stock. On the same day, these 100,000,000 shares of Class 3 Preferred Stock were retired.

Preferred Stock Outstanding as of March 31, 2011

Class 5 Preferred Stock

Class 5 Preferred Stock is redeemable at the option of MUFG. At the time of issuance, the Board of Directors determines an issue price, an annual dividend (not to exceed ¥250 per share), and redemption terms, including a redemption price.

Class 5 Preferred Stock was issued by means of a third-party allocation to Nippon Life Insurance Company, Meiji Yasuda Life Insurance Company, TAIYO LIFE INSURANCE COMPANY, DAIDO LIFE INSURANCE COMPANY, Tokio Marine & Nichido Fire Insurance Co., Ltd., NIPPONKOA Insurance Company, Limited and Aioi Insurance Company, Limited. The preferred stock does not have voting rights at any general meetings of shareholders, unless otherwise provided by applicable laws and regulations. Preferred dividends are set to be ¥115 per share annually, except as of March 31, 2009. Preferred dividends were ¥43 per share as of March 31, 2009.

Class 11 Preferred Stock

Class 11 preferred stockholders are entitled to receive annual non-cumulative dividends of ¥5.30 per share with priority over common stockholders.

Class 11 Preferred Stock is convertible into fully paid shares of MUFG common stock at the election of holders from establishment of MUFG to July 31, 2014, except during certain excluded periods, at an initial conversion price of ¥918.70 per share of common stock, subject to anti-dilution adjustments. The conversion price was subject to reset annually on July 15 from 2006 to 2013 to the average market price of the common stock for the 30 trading day period, if the average market price was less than the conversion price prior to the reset but not less than ¥918.70 per share. The acquisition price and the acquisition floor price of Class 11 Preferred Stock were adjusted as ¥889.60 per share on December 15, 2008, ¥888.40 per share on January 14, 2009, ¥867.60 per share on December 21, 2009, and ¥865.90 per share on December 25, 2009, in accordance with the provisions relating to the adjustment of the acquisition price set forth in the terms and conditions of Class 11 Preferred Stock.

All Class 11 Preferred Stock outstanding on August 1, 2014 will be mandatorily converted into shares of common stock at a conversion ratio of ¥1,000 divided by the higher of the average market price of the common stock for the 30 trading day period beginning 45 trading days prior to August 1, 2014 or ¥802.60.

Beneficial Conversion Feature

Convertible preferred stock contains a beneficial conversion feature if the effective conversion price (either initially or after being reset) for a share of common stock upon conversion is less than the market price of a share of common stock when the preferred stock was issued.

Beneficial conversion feature discounts are measured as the excess of the market price of a share of common stock when the preferred stock is issued over the initial or reset preferred stock conversion price per share of common stock. Beneficial conversion feature discounts are charged to Capital surplus when recognized and amortized to retained earnings as non-cash preferred dividends using the effective yield method. Initial beneficial conversion feature discounts are amortized over the period from the issuance date of the preferred stock to the mandatory conversion date. Contingent beneficial conversion feature discounts are recognized when the reset conversion price is determinable and amortized over the period from the conversion price reset date to the mandatory conversion date. Any remaining unamortized beneficial conversion feature discount when preferred stock is converted at the option of the holder before the mandatory conversion date is immediately charged to retained earnings as a non-cash preferred dividend.

The changes in the unamortized discount arising from beneficial conversion features of the preferred stock during the fiscal year ended March 31, 2009 were as follows:

	Class 8	Class 11	Class 12	Total
	(in millions)
Fiscal year ended March 31, 2009:
Balance at March 31, 2008	¥1,160	¥1	¥7,658	¥8,819
Addition on conversion price/ratio reset	—	—	659	659
Amortization to retained earnings	(1,160)	(1)	(3,618)	(4,779)
Charged to retained earnings on conversion of preferred stock	—	—	(4,699)	(4,699)

Balance at March 31, 2009	¥—	¥—	¥—	¥—

The above balances at March 31, 2008 were fully amortized to retained earnings or charged to retained earnings on conversion of preferred stock by March 31, 2009.

Common Stock and Capital Surplus	12 Months Ended
Mar. 31, 2011
Common Stock and Capital Surplus
Common Stock and Capital Surplus

16.    COMMON STOCK AND CAPITAL SURPLUS

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
	(shares)
Balance at beginning of fiscal year	10,861,643,790	11,648,360,720	14,148,414,920
Issuance of new shares of common stock by conversion of Class 8 Preferred Stock	43,895,180	—	—
Issuance of new shares of common stock by conversion of Class 12 Preferred Stock	42,821,750	—	—
Issuance of new shares of common stock by way of Offering (Public Offering)	634,800,000	2,337,000,000	—
Issuance of new shares of common stock by way of Third- Party Allotment	65,200,000	163,000,000	—
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	—	54,200	2,479,700

Balance at end of fiscal year	11,648,360,720	14,148,414,920	14,150,894,620

Under the Company Law, issuances of common stock, including conversions of bonds and notes, are required to be credited to the common stock account for at least 50% of the proceeds and to the legal capital surplus account ("legal capital surplus") for the remaining amounts.

The Company Law permits Japanese companies, upon approval by the Board of Directors, to issue shares in the form of a "stock split," as defined in the Company Law. Also, prior to April 1, 1991, Japanese companies were permitted to issue free share distributions. BTMU and MUTB from time to time made free share distributions. These free distributions usually ranged from 5% to 10% of outstanding common stock and publicly-owned corporations in the United States issuing shares in similar transactions would be required to account for them as stock dividends as of the shareholders' record date by reducing retained earnings and increasing the appropriate capital accounts by an amount equal to the fair value of the shares issued. The application of such United States accounting practice to the cumulative free distributions made by BTMU and MUTB at March 31, 2011, would have increased capital accounts by ¥1,910,106 million with a corresponding decrease in unappropriated retained earnings (accumulated deficit).

The Company Law permits that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among these accounts under certain conditions upon the approval of a shareholders' meeting. The Company Law limits the increase of paid in capital in case disposition of treasury stock and issuance of common stock are performed at the same time.

Common Stock Issued during the fiscal year ended March 31, 2009

On December 15, 2008, MUFG issued 634,800,000 shares of common stock by way of offering and sold 300,000,000 shares of common stock through a secondary offering of shares by way of sale of Treasury stock. Both types of stock were offered at ¥399.80 per share (issue price and selling price at ¥417.00 per share) for ¥253,793 million and ¥119,940 million, respectively. As a result, ¥29,811 million was included in Capital stock, and the same amount was also included in Capital surplus.

On December 16, 2008, MUFG sold 65,200,000 shares of common stock through a secondary offering of shares by way of over-allotment, in which an underwriter borrows securities from certain shareholder(s) of MUFG to sell the shares, at a selling price of ¥417.00 per shares for ¥27,188 million. In connection with the secondary offering by way of over-allotment, on January 14, 2009, MUFG issued 65,200,000 new shares of common stock by way of third-party allotment at ¥399.80 per share for ¥26,067 million. As a result, ¥13,033 million was included in Capital stock, and the same amount was also included in Capital surplus.

As for Capital surplus, the fee retained by MUFG's subsidiary as underwriting compensation, net of stock issue expense, was included in the total Capital surplus balance in addition to the balance mentioned above.

Common Stock Issued during the fiscal year ended March 31, 2010

On December 21, 2009, MUFG issued 2,337,000,000 shares of common stock by way of offering. This type of stock was offered at ¥412.53 per share (issue price and selling price at ¥428.00 per share) for ¥964,082 million. As a result, ¥482,041 million was included in Capital stock, and the same amount was also included in Capital surplus.

On December 22, 2009, MUFG sold 163,000,000 shares of common stock through a secondary offering of shares by way of over-allotment, in which an underwriter borrows securities from certain shareholder(s) of MUFG to sell the shares, at a selling price of ¥428.00 per shares for ¥69,764 million. In connection with the secondary offering by way of over-allotment, on December 25, 2009, MUFG issued 163,000,000 new shares of common stock by way of third-party allotment at ¥412.53 per share for ¥67,242 million. As a result, ¥33,621 million was included in Capital stock, and the same amount was also included in Capital surplus.

As for Capital surplus, the fee retained by MUFG's subsidiary as underwriting compensation, net of stock issue expense, was included in the total Capital surplus balance in addition to the balance mentioned above.

Treasury Stock

The Company Law permits Japanese companies to effect purchases of their own shares pursuant to a resolution by the shareholders at an annual general meeting until the conclusion of the following ordinary general meeting of shareholders, and to hold such shares as their treasury stock indefinitely regardless of purpose. However, the Company Law requires the amount of treasury stock purchased should be within the amount of retained earnings available for dividends. Disposition of treasury stock is subject to the approval of the Board of Directors and is to follow the procedures similar to a public offering of shares for subscription.

Parent Company Shares Held by Subsidiaries and Affiliated Companies

At March 31, 2011, certain subsidiaries and affiliated companies owned shares of common stock of MUFG. Such shares are included in treasury stock in the consolidated balance sheets and deducted from the MUFG's shareholders' equity.

Retained Earnings, Legal Reserve and Dividends	12 Months Ended
Mar. 31, 2011
Retained Earnings, Legal Reserve and Dividends
Retained Earnings, Legal Reserve and Dividends

17.    RETAINED EARNINGS, LEGAL RESERVE AND DIVIDENDS

In addition to the Company Law, Japanese banks, including BTMU and MUTB, are required to comply with the Banking Law of Japan (the "Banking Law").

Legal Reserve Set Aside as Appropriation of Retained Earnings and Legal Capital Surplus

Under the Company Law

The Company Law provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Company Law.

Under the Banking Law

The Banking Law provides that an amount at least equal to 20% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each fiscal period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as appropriation of retained earnings and the legal capital surplus equals 100% of stated capital as defined in the Company Law.

Transfer of Legal Reserve

Under the Company Law

Under the Company Law, Japanese companies, including MUFG, were permitted, pursuant to a resolution by the shareholders at a general meeting, to make legal reserve set aside as appropriation of retained earnings and legal capital surplus available for dividends until the aggregate amount of the legal reserve and legal capital surplus equals 25% of stated capital as defined in the Company Law.

Under the Company Law, Japanese companies, including MUFG, BTMU and MUTB, are permitted, primarily pursuant to a resolution by the shareholders at a general meeting, to transfer legal capital surplus and legal reserve to stated capital and/or retained earnings without limitations of thresholds, thereby effectively removing the thresholds provided for in the Company Law and Banking Law at the company's discretion.

Under the Banking Law

Under the Banking Law, Japanese banks, including BTMU and MUTB, were permitted, pursuant to a resolution by the shareholders at a general meeting, to make legal reserve set aside as an appropriation of retained earnings and legal capital surplus available for dividends until the aggregate amount of the legal reserve and legal capital surplus equals 100% of stated capital as defined in the Company Law.

Unappropriated Retained Earnings (Accumulated Deficit) and Dividends

In addition to the provision that requires an appropriation for legal reserve as described above, the Company Law and the Banking Law impose certain limitations on the amount available for dividends.

Under the Company Law, the amount available for dividends is based on the amount recorded in MUFG's general books of account maintained in accordance with accounting principles generally accepted in Japan ("Japanese GAAP"). The adjustments included in the accompanying consolidated financial statements but not recorded in MUFG's general books of account, as explained in Note 1, have no effect on the determination of retained earnings available for dividends under the Company Law. Under the Banking Law, MUFG, BTMU and MUTB have to meet the minimum capital adequacy requirements and distributions of retained earnings of MUFG, BTMU and MUTB, which are otherwise distributable to shareholders, are restricted in order to maintain the minimum 4.0% Tier I capital for capital adequacy purpose.

MUFG was established on April 2, 2001 with common stock of ¥924,400 million, preferred stock of ¥222,100 million, legal capital surplus of ¥2,838,693 million and no retained earnings in accordance with the Code and Japanese GAAP.

On October 1, 2005, MUFG started with common stock and preferred stock of ¥1,383,052 million, legal capital surplus of ¥3,577,570 million and retained earnings of ¥757,458 million in accordance with the Code and Japanese GAAP.

MUFG's amount available for dividends, at March 31, 2011, was ¥4,326,307 million, which is based on the amount recorded in MUFG's general books of account under Japanese GAAP.

Annual dividends, including those for preferred stock, are approved by the shareholders at an annual general meeting held subsequent to the fiscal year to which the dividends are applicable. In addition, a semi-annual interim dividend payment may be made by resolution of the Board of Directors, subject to limitations imposed by the Company Law and the Banking Law.

In the accompanying consolidated statements of equity, dividends and appropriations to legal reserve shown for each fiscal year represent dividends approved and paid during the fiscal year and the related appropriation to legal reserve.

Noncontrolling Interests	12 Months Ended
Mar. 31, 2011
Noncontrolling Interests
Noncontrolling Interests

18.    NONCONTROLLING INTERESTS

Deconsolidation of Subsidiaries

The amounts of gains (losses) recognized due to deconsolidation of subsidiaries for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥(320) million, ¥32,420 million and ¥(10,323) million, respectively, and gains related to the remeasurement of retained investments for the fiscal years ended March 31, 2010 and 2011 were ¥18,782 million and nil, respectively. These gains and losses were recognized under "Other non-interest income" and "Other non-interest expenses," respectively in the consolidated statements of operations.

On October 1, 2009, Senshu Bank Ltd., a former consolidated subsidiary of the MUFG Group, and The Bank of Ikeda Ltd. ("Bank of Ikeda") incorporated Senshu Ikeda Holdings, Inc. through a share exchange transaction based on the business integration agreement entered into by BTMU, Senshu Bank and Bank of Ikeda on May 25, 2009. As a result of the business integration, the MUFG Group acquired shares of Senshu Ikeda Holdings, Inc. in exchange for the MUFG Group's shares of Senshu Bank and ceased to have controlling financial interests in Senshu Bank. Senshu Bank was deconsolidated, and Senshu Ikeda Holdings, Inc. became an equity method investee of MUFG from October 1, 2009. MUFG recorded the retained investment at fair value, as measured by the quoted market price of Senshu Ikeda Holdings, Inc. and recognized a gain of ¥29,004 million in the consolidated statement of operations.

Changes in MUFG's Ownership Interests in Subsidiaries

Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest holders for the fiscal years ended March 31, 2010 and 2011 were as follow:

	2010	2011
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥859,819	¥461,796
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest holders:
Conversion of preferred stock to common stock issued by a subsidiary	(641)	—
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)	—	20,550
Other	221	3,859

Net transfers from (to) noncontrolling interest holders	(420)	24,409

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest holders	¥859,399	¥486,205

Regulatory Capital Requirements	12 Months Ended
Mar. 31, 2011
Regulatory Capital Requirements
Regulatory Capital Requirements

19.    REGULATORY CAPITAL REQUIREMENTS

Japan

MUFG, BTMU, MUTB and MUSHD are subject to various regulatory capital requirements promulgated by the regulatory authorities of the countries in which they operate. Failure to meet minimum capital requirements will initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on MUFG's consolidated financial statements.

In Japan, MUFG, BTMU, and MUTB are subject to regulatory capital requirements promulgated by the Financial Services Agency of Japan ("FSA") in accordance with the provisions of the Banking Law and related regulations. A banking institution is subject to the minimum capital requirements both on a consolidated basis and a stand-alone basis, and is required to maintain the minimum capital irrespective of whether it operates independently or as a subsidiary under the control of another company. When a bank holding company manages operations of its banking subsidiaries, it is required to maintain the minimum capital adequacy ratio on a consolidated basis in the same manner as its subsidiary banks. The FSA provides two sets of capital adequacy guidelines. One is a set of guidelines applicable to Japanese banks and bank holding companies with foreign offices conducting international operations, as defined, and the other is applicable to Japanese banks and bank holding companies that are not engaged in international operations conducted by foreign offices.

Under the capital adequacy guidelines applicable to a Japanese banking institution with international operations conducted by foreign offices, a minimum capital ratio of 8.0% is required.

The Basel Committee on Banking Supervision of the Bank for International Settlements ("BIS") sets capital adequacy standards for all internationally active banks to ensure minimum level of capitals.

The Basel Committee worked over recent years to revise the 1988 Accord, and in June 2004, "International Convergence of Capital Measurement and Capital Standards: A Revised Framework" called Basel II was released. MUFG calculated capital ratios as of March 31, 2010 and 2011 in accordance with Basel II.

Basel II is based on "three pillars": (1) minimum capital requirements, (2) the self-regulation of financial institutions based on supervisory review process, and (3) market discipline through the disclosure of information. The framework of the 1988 Accord, Basel I, is improved and expanded to be included in "minimum capital requirements" as the first pillar of Basel II.

As for the denominator of the capital ratio, retaining the Basel I Framework, Basel II provides more risk-sensitive approaches and a range of options for determining the risk-weighted assets.

"Credit Risk"

The revised Framework provides options for determining the risk-weighted assets for credit risk to allow banks to select approaches that are most appropriate for their level of risk assessment while the Basel I Framework provided a sole measurement approach. Banks choose one of three approaches: "Standardized Approach", "Foundation Internal Ratings-Based Approach ("FIRB")" or "Advanced Internal Ratings-Based Approach ("AIRB")."

"Market Risk"

In the "Amendment to the Capital Accord to incorporate market risks" of the year 1996, a choice between two methodologies "the Standardized Methodology" and "Internal Models Approach" is permitted. "Combination of Internal Models Approach and the Standardized Methodology" is also allowed under certain conditions. This is unchanged in Basel II.

"Operational Risk"

Operational risk, which is defined as the risk of loss resulting from inadequate or failed internal processes, people and systems or from external events, is newly added in Basel II. Basel II presents three methods for calculating operational risk capital charges: (i) the Basic Indicator Approach; (ii) the Standardized Approach; or (iii) Advanced Measurement Approaches ("AMA"). Banks adopt one of the three approaches to determine the risk-weighted assets for operational risk.

Banks need to obtain approval from their supervisors prior to adopting the following approaches to calculate capital requirements for each risk:

•	the Internal Ratings-Based ("IRB") Approach for credit risk

•	the Internal Models Approach for market risk

•	the Standardized Approach and AMA for operational risk

On the other hand, as for the numerator of the capital ratio, Basel II takes over in principle the eligible regulatory capital stipulated in Basel I.

Capital is classified into three tiers, referred to as Tier I, Tier II and Tier III capital and deductions from capital.

Tier I capital generally consists of equity items, including common stock, preferred stock, capital surplus, noncontrolling interests and retained earnings, less any recorded goodwill and other items such as treasury stock. Tier II capital generally consists of general reserves for credit losses up to 1.25% of risk-weighted assets, 45% of the unrealized gains on investment securities available for sale, 45% of the land revaluation excess, the balance of perpetual subordinated debt and the balance of subordinated term debt with an original maturity of over five years subject to some limitations, up to 50% of Tier I capital. Preferred stock is includable in Tier I capital unless the preferred stock has a fixed maturity, in which case, such preferred stock will be a component of Tier II capital. Tier III capital generally consists of short-term subordinated debt with an original maturity of at least two years, subject to certain limitations. At least 50% of a bank's capital base must be maintained in the form of Tier I capital.

Deductions include a banks' holdings of capital issued by other banks, or deposit-taking institutions and investments in subsidiaries engaged in banking and financial activities which are not consolidated in accordance with Japanese GAAP.

Due to a change in credit risk measurement by adopting Basel II, general provisions for credit losses can be included in Tier II capital according to the proportion of credit risk-weighted assets subject to the Standardized Approach only. Under the IRB approach, the capital is adjusted by the amount of the difference between total eligible provisions and total expected losses calculated within the IRB approach. Under certain conditions, banks are also required to deduct from regulatory capital securitization exposure, any increase in equity capital resulting from a securitization transaction and expected losses on equity exposures under the Probability of Default/Loss Given Default approach.

If a banking institution is not engaged in international operations conducted by foreign offices, it is subject to another set of capital adequacy requirements with a minimum capital ratio of 4.0%. Such guidelines incorporate measures of risk under the risk-weighted approach similar to the guidelines applicable to banking institutions with international operations. Qualifying capital is classified into Tier I and Tier II capital.

The Banking Law and related regulations require that one of three categories be assigned to banks and bank holding companies, based on its risk-adjusted capital adequacy ratio if the bank fails to meet the minimum target capital adequacy ratio. These categories indicate capital deterioration, which may be subject to certain prompt corrective action by the FSA.

MUFG, BTMU and MUTB have international operations conducted by foreign offices, as defined, and are subject to the 8.0% capital adequacy requirement.

The MUFG Group's proprietary assets do not include trust assets under management and administration in a capacity of agent or fiduciary and, accordingly trust account assets are generally not included in the capital measure. However, guarantees for trust principal are counted as off-balance sheet items requiring a capital charge in accordance with the capital adequacy guidelines.

In Basel II, MUFG and most of its major subsidiaries adopt AIRB to calculate capital requirements for credit risk. MUFG and most of its major subsidiaries adopt the Standardized Approach to calculate capital requirements for operational risk. As for market risk, MUFG and most of its major subsidiaries adopt the Internal Models Approach mainly to calculate general market risk and adopt the Standardized Methodology to calculate specific risk.

The risk-adjusted capital amounts and ratios of MUFG, BTMU and MUTB presented in the following table are based on amounts calculated in accordance with Japanese GAAP as required by the FSA:

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2010:
Total capital (to risk-weighted assets):
MUFG	¥13,991,766	14.87%	¥7,526,507	8.00%
BTMU	11,965,085	15.54	6,158,125	8.00
MUTB	1,737,210	16.02	867,354	8.00
Tier I capital (to risk-weighted assets):
MUFG	10,009,643	10.63	3,763,253	4.00
BTMU	8,349,500	10.84	3,079,062	4.00
MUTB	1,352,012	12.47	433,677	4.00
At March 31, 2011:
Total capital (to risk-weighted assets):
MUFG	¥13,080,826	14.89%	¥7,024,396	8.00%
BTMU	11,469,704	15.82	5,798,844	8.00
MUTB	1,704,267	15.93	855,483	8.00
Tier I capital (to risk-weighted assets):
MUFG	9,953,332	11.33	3,512,198	4.00
BTMU	8,284,108	11.42	2,899,422	4.00
MUTB	1,392,725	13.02	427,742	4.00

Stand-alone:
At March 31, 2010:
Total capital (to risk-weighted assets):
BTMU	¥11,667,072	16.34%	¥5,711,394	8.00%
MUTB	1,738,081	16.10	863,354	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,276,159	11.59	2,855,697	4.00
MUTB	1,305,511	12.09	431,677	4.00
At March 31, 2011:
Total capital (to risk-weighted assets):
BTMU	¥11,238,512	16.61%	¥5,410,825	8.00%
MUTB	1,706,845	16.01	852,749	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,179,095	12.09	2,705,413	4.00
MUTB	1,347,399	12.64	426,374	4.00

MUMSS and other securities subsidiaries in Japan and overseas are also subject to regulatory capital requirements of the countries or jurisdictions in which they operate. In Japan, the Financial Instruments and Exchange Law and related ordinance require financial instruments firms to maintain a minimum capital ratio of 120% calculated as a percentage of capital accounts less certain fixed assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty credit and operations risks. Specific guidelines are issued as a ministerial ordinance which details the definition of essential components of the capital ratios, including capital, deductible fixed asset items and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a suspension of all or part of the business for a period of time and cancellation of a registration.

At March 31, 2010 and 2011, MUMSS's capital accounts less certain fixed assets of ¥505,693 million and ¥250,421 million, were 348.0%(1) and 219.4% of the total amounts equivalent to market, counterparty credit and operations risks, respectively.

Management believes, as of March 31, 2011, that MUFG, BTMU, MUTB and other regulated securities subsidiaries met all capital adequacy requirements to which they are subject.

Note:

(1)	Subsequent to the issuance of the MUFG Group's consolidated financial statements for the fiscal year ended March 31, 2010, management determined that MUMSS's capital ratio calculated as a percentage of capital accounts less certain fixed assets against amounts equivalent to market, counterparty credit and operations risks at March 31, 2010 was erroneously disclosed. Such percentage has been restated from 342.9% to 348.0%.

United States of America

In the United States of America, UNBC and its banking subsidiary Union Bank, BTMU's largest subsidiaries operating outside Japan, are subject to various regulatory capital requirements administered by U.S. Federal banking agencies, including minimum capital requirements. Under the capital adequacy guidelines and the regulatory framework for prompt corrective action, UNBC and Union Bank must meet specific capital guidelines that involve quantitative measures of UNBC's and Union Bank's assets, liabilities, and certain off-balance sheet items as calculated under U.S. regulatory accounting practices. UNBC's and Union Bank's capital amounts and Union Bank's prompt corrective action classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require UNBC and Union Bank to maintain minimum ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier I capital (as defined) to quarterly average assets (as defined).

The figures on the tables below are calculated according to Basel I as UNBC and Union Bank do not meet the criteria in the new U.S. rules which would make adoption of the new Basel II rules mandatory. UNBC's and the Union Bank's actual capital amounts and ratios are presented as follows:

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
UNBC:
At December 31, 2009:
Total capital (to risk-weighted assets)	$9,203	14.54%	$5,064	8.00%
Tier I capital (to risk-weighted assets)	7,485	11.82	2,532	4.00
Tier I capital (to quarterly average assets)(1)	7,485	9.45	3,169	4.00
At December 31, 2010:
Total capital (to risk-weighted assets)	$9,685	15.01%	$5,161	8.00%
Tier I capital (to risk-weighted assets)	8,029	12.44	2,581	4.00
Tier I capital (to quarterly average assets)(1)	8,029	10.34	3,106	4.00

Note:

(1)	Excludes certain intangible assets.

	Actual		For capital adequacy purposes		Ratios OCC requires to be "well capitalized"
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Union Bank:
At December 31, 2009:
Total capital (to risk-weighted assets)	$8,686	13.73%	$5,062	8.00%	$6,327	10.00%
Tier I capital (to risk-weighted assets)	7,207	11.39	2,531	4.00	3,796	6.00
Tier I capital (to quarterly average assets)(1)	7,207	9.05	3,184	4.00	3,980	5.00
At December 31, 2010:
Total capital (to risk-weighted assets)	$8,866	13.85%	$5,119	8.00%	$6,399	10.00%
Tier I capital (to risk-weighted assets)	7,377	11.53	2,560	4.00	3,840	6.00
Tier I capital (to quarterly average assets)(1)	7,377	9.55	3,089	4.00	3,861	5.00

Note:

(1)	Excludes certain intangible assets.

Management believes, as of December 31, 2010, that UNBC and Union Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2009 and 2010, the most recent notification from the U.S. Office of the Comptroller of the Currency ("OCC") categorized Union Bank as "well capitalized" under the regulatory framework for prompt corrective action. To be categorized as "well capitalized," Union Bank must maintain a minimum total risk-based capital ratio of 10%, a Tier I risk-based capital ratio of 6%, and a Tier I leverage ratio of 5% as set forth in the table. There are no conditions or events since that notification that management believes have changed Union Bank's category.

Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG	12 Months Ended
Mar. 31, 2011
Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG
Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG

20.    EARNINGS (LOSS) PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Reconciliations of net income (loss) and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	(in millions)
Income (loss) (Numerator):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥(1,468,040)	¥859,819	¥461,796
Income allocable to preferred shareholders:
Cash dividends paid	(6,399)	(21,678)	(20,940)
Beneficial conversion feature	(9,478)	—	—
Effect of induced conversion of Mitsubishi UFJ NICOS Co., Ltd. Class 1 stock (Note 2)	(7,676)	—	—

Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	(1,491,593)	838,141	440,856

Effect of dilutive instruments:
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	—	(1,123)	(1,232)
Stock options—kabu.com Securities	—	(1)	0

Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥(1,491,593)	¥837,017	¥439,624

	2009	2010	2011
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	10,821,091	12,324,315	14,131,567
Effect of dilutive instruments:
Convertible preferred stock	—	1	1
Stock options	—	8,365	13,169

Weighted average common shares for diluted computation	10,821,091	12,332,681	14,144,737

	2009	2010	2011
	(in yen)
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings (loss) per common share:
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥(137.84)	¥68.01	¥31.20

Diluted earnings (loss) per common share:
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥(137.84)	¥67.87	¥31.08

For the fiscal year ended March 31, 2009, Class 11 Preferred Stock, convertible preferred stock issued by Senshu Bank and Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. and stock options issued by MUFG, kabu.com Securities, MU Hands-on Capital Ltd. and FOODSNET Corporation could potentially dilute EPS but were not included in the computation of diluted EPS due to their antidilutive effects.

For the fiscal year ended March 31, 2010, stock options issued by MU Hands-on Capital Ltd. could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.

In computing the number of the potentially dilutive common shares for the fiscal years ended March 31, 2010 and 2011, Class 11 Preferred Stock has been based on the conversion price of ¥865.9 at March 31, 2010 and 2011.

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments
Derivative Financial Instruments

21.    DERIVATIVE FINANCIAL INSTRUMENTS

The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. Market risk is the possibility that future changes in market indices make the financial instruments less valuable. The MUFG Group is a party to derivatives, including swaps, forwards, options and other types of derivatives, dealing primarily with market risk associated with interest rates, foreign currencies, equity and commodity prices, and credit risk associated with counterparty's nonperformance of transactions.

Credit risk is the possibility that a loss may result from a counterparty's failure to perform according to the terms and conditions of the contract, which may exceed the value of underlying collateral. To reduce credit risk, the MUFG Group may require collateral or guarantees based on a case-by-case assessment of creditworthiness of each customer and evaluation of the instrument. The MUFG Group also uses master netting agreements in order to mitigate overall counterparty credit risk.

Trading Activities

The MUFG Group's trading activities include dealing and customer accommodation activities. As part of its trading activities, the MUFG Group offers a variety of derivative financial instruments and debt instruments for managing interest rate and foreign exchange risk to its domestic and foreign corporate and financial institution customers. The MUFG Group also enters into other types of derivative transactions, including equity and credit-related contracts, for its own account.

Risk Management Activities

As part of MUFG's risk management activities, asset and liability management is viewed as one of the methods for the MUFG Group to manage its interest rate exposures on interest-bearing assets and liabilities. The MUFG Group uses certain derivative financial instruments in order to minimize significant unplanned fluctuations in earnings that are caused by interest rate volatility. For example, an increase or a decrease of interest income and interest expense on hedged variable rate assets and liabilities as a result of interest rate fluctuations are expected to substantially offset the variability in earnings by gains and losses on the derivative instruments that are linked to these hedged assets and liabilities.

The MUFG Group enters into interest rate swaps and other contracts primarily to manage the interest rate volatility of its loans, investment securities and deposit liabilities. Interest rate contracts, which are generally non-leveraged generic interest rate and basis swaps, options and futures, allow the MUFG Group to effectively manage its interest rate risk position. Option contracts primarily consist of caps, floors, swaptions and options on index futures. Futures contracts used for asset and liability management activities are primarily index futures providing for cash payments based upon the movement of an underlying rate index. The MUFG Group enters into forward exchange contracts, currency swaps and other contracts in response to currency exposures resulting from on-balance sheet assets and liabilities denominated in foreign currencies in order to limit the net foreign exchange position by currency to an appropriate level.

Derivatives Designated as Hedges

The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC whose fiscal periods end on December 31.

Cash Flow Hedges

Hedging Strategies for Variable Rate Loans, Borrowings and Certificates of Deposit ("CDs") and Other Time Deposits

UNBC engages in several types of cash flow hedging strategies related to forecasted future interest payments, with the hedged risk being the variability in those payments due to changes in the designated benchmark rate, e.g., U.S. dollar LIBOR. In these strategies, the hedging instruments are matched with groups of similar variable rate instruments such that the reset tenor of the variable rate instruments and that of the hedging instrument are identical at inception. Cash flow hedging strategies include the utilization of purchased floor, cap, collars and corridor options and interest rate swaps. At December 31, 2010, the weighted average remaining life of the currently active cash flow hedges was approximately 3 years.

UNBC uses ¥81.5 billion notional amount of interest rate swaps to hedge interest rate variability of a forecasted fixed rate debt issuance in the first half of 2011. The swaps are accounted for as a cash flow hedge and UNBC expects to terminate the swaps when the debt is issued. Upon termination of the swaps, any unrealized gain or loss on these swaps will be amortized into interest expense over the life of the debt.

UNBC uses purchased interest rate floors to hedge the variable cash flows associated with 1-month or 3-month LIBOR indexed loans. Payments received under the floor contract offset the decline in loan interest income if the relevant LIBOR index falls below the floor's strike rate.

UNBC uses interest rate floor corridors to hedge the variable cash flows associated with 1-month or 3-month LIBOR indexed loans. Net payments to be received under the floor corridor contracts offset the decline in loan interest income if the relevant LIBOR index falls below the corridor's upper strike rate, but only to the extent the index remains above the lower strike rate. The corridor will not provide protection from declines in the relevant LIBOR index to the extent it falls below the corridor's lower strike rate.

UNBC uses interest rate collars to hedge the variable cash flows associated with 1-month or 3-month LIBOR indexed loans. Net payments received under the collar contract offset declines in loan interest income if the relevant LIBOR index falls below the collar's floor strike rate, while net payments paid reduce the increase in loan interest income if the LIBOR index rises above the collar's cap strike rate.

UNBC uses interest rate swaps to hedge the variable cash flows associated with 1-month or 3-month LIBOR indexed loans. Payments received (or paid) under the swap contract offset fluctuations in loan interest income caused by changes in the relevant LIBOR index. As such, these instruments hedge all fluctuations in the loans' interest income caused by changes in the relevant LIBOR index.

UNBC uses purchased interest rate caps to hedge the variable interest cash flows associated with 1-month or 3-month LIBOR indexed borrowings. Payments received under the cap contract offset the increase in borrowing interest expense if the relevant LIBOR index rises above the cap's strike rate.

UNBC uses interest rate swaps to hedge interest rate variability of LIBOR based borrowings. The swaps are accounted for as a cash flow hedge. Payments received (or paid) under the swap contract offset fluctuations in borrowing interest expense caused by changes in the relevant LIBOR index. As such, these instruments hedge all fluctuations in the borrowings' interest expense caused by changes in the relevant LIBOR index.

UNBC uses purchased interest rate caps to hedge the variable interest cash flows associated with the forecasted issuance and rollover of short-term, fixed rate CDs. In these hedging relationships, UNBC hedges the change in interest rates based on 1-month, 3-month, and 6-month LIBOR, which is consistent with the CDs' original term to maturity and reflects their repricing frequency. Net payments to be received under the cap contract offset increases in interest expense caused by the relevant LIBOR index rising above the cap's strike rate.

UNBC uses interest rate cap corridors to hedge the variable cash flows associated with the forecasted issuance and rollover of short-term, fixed rate CDs. In these hedging relationships, UNBC hedges changes in interest rates, either 1-month, 3-month, or 6-month LIBOR, based on the original term to maturity of the CDs. Net payments received under the cap corridor contract offset increases in deposit interest expense caused by the relevant LIBOR index rising above the corridor's lower strike rate, but only to the extent the index does not exceed the upper strike rate. The corridor will not provide protection from increases in the relevant LIBOR index to the extent it rises above the corridor's upper strike rate.

Hedging transactions are structured at inception so that the notional amounts of the hedging instruments are matched to an equal principal amount of loans, CDs, or borrowings, the index and repricing frequencies of the hedging instruments match those of the loans, CDs, or borrowings and the period in which the designated hedged cash flows occurs is equal to the term of the hedge instruments. As such, most of the ineffectiveness in the hedging relationship results from the mismatch between the timing of reset dates on the hedging instruments versus those of the loans, CDs or borrowings.

For cash flow hedges, the effective portion of the gain or loss on the hedging instruments is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. Gains and losses representing hedge ineffectiveness or hedge components excluded from the assessment of hedge effectiveness are recognized in noninterest expense in the period in which they arise. At March 31, 2011, the MUFG Group expects to reclassify approximately ¥2.1 billion of net losses from accumulated other comprehensive income to net interest income for the fiscal year ending March 31, 2012. This amount could differ from amounts actually realized due to changes in interest rates and the addition of other hedges subsequent to March 31, 2011.

Notional Amounts of Derivative Contracts

The following table summarizes the notional amounts of derivative contracts at March 31, 2010 and 2011:

	Notional amounts(1)
	2010	2011
	(in trillions)
Interest rate contracts	¥692.2	¥967.6
Foreign exchange contracts	112.7	121.6
Equity contracts	2.0	2.1
Commodity contracts	1.4	2.0
Credit derivatives	7.9	7.1
Others	1.1	1.2

Total	¥817.3	¥1,101.6

Note:

(1)	Includes both written and purchased protection.

Impact of Derivatives on the Consolidated Balance Sheets

The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group's consolidated balance sheets at March 31, 2010 and2011:

	Fair value of derivative instruments(1)(5)
At March 31, 2010:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥6,372	¥9	¥6,381
Foreign exchange contracts	2,200	—	2,200
Equity contracts	46	—	46
Commodity contracts	172	—	172
Credit derivatives	65	—	65

Total derivative assets	¥8,855	¥9	¥8,864

Derivative liabilities:
Interest rate contracts	¥6,118	¥1	¥6,119
Foreign exchange contracts	2,094	—	2,094
Equity contracts	121	—	121
Commodity contracts	118	—	118
Credit derivatives	69	—	69
Others(6)	(108)	—	(108)

Total derivative liabilities	¥8,412	¥1	¥8,413

	Fair value of derivative instruments(1)(5)
At March 31, 2011:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥7,420	¥2	¥7,422
Foreign exchange contracts	2,315	—	2,315
Equity contracts	82	—	82
Commodity contracts	171	—	171
Credit derivatives	45	—	45

Total derivative assets	¥10,033	¥2	¥10,035

Derivative liabilities:
Interest rate contracts	¥7,330	¥—	¥7,330
Foreign exchange contracts	2,279	—	2,279
Equity contracts	85	—	85
Commodity contracts	137	—	137
Credit derivatives	47	—	47
Others(6)	(117)	—	(117)

Total derivative liabilities	¥9,761	¥—	¥9,761

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivables associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are classified in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are classified in Other assets or Other liabilities.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are classified in Deposits and Long-term debt.

Impact of Derivatives and Hedged Items on the Consolidated Statements of Operations and on Accumulated Other Changes in Equity from Nonowner Sources

The following tables reflect more detailed information regarding the derivative-related impact on the consolidated statements of operations by accounting designation for the fiscal years ended March 31, 2010 and 2011:

Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2010:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥213	¥213
Foreign exchange contracts	33	—	33
Equity contracts	—	(217)	(217)
Commodity contracts	—	(9)	(9)
Credit derivatives	—	(97)	(97)
Others	(2)	22	20

Total	¥31	¥(88)	¥(57)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2011:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥(27)	¥(27)
Foreign exchange contracts	80	—	80
Equity contracts	—	21	21
Commodity contracts	—	2	2
Credit derivatives	—	(6)	(6)
Others	—	7	7

Total	¥80	¥(3)	¥77

Gains and losses for derivatives designated as cash flow hedges

	Gains and losses for derivatives designated as cash flow hedges
	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
For the fiscal year ended March 31, 2010:		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥4	Interest income	¥12		¥—

Total	¥4		¥12		¥—

	Gains and losses for derivatives designated as cash flow hedges
	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
For the fiscal year ended March 31, 2011:		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥—	Interest income	¥6		¥—

Total	¥—		¥6		¥—

Embedded Derivatives

Features embedded in other non-derivative hybrid contracts are separated from the host contracts and measured at fair value when they are not clearly and closely related to the host contracts and meet the definition of a derivative. The change in the fair value of such an embedded derivative is recognized currently in earnings, unless it qualifies as a hedge. The fair value of the embedded derivative is presented in the consolidated balance sheets with the host contract. The MUFG Group accounts for credit-linked notes as host contracts with embedded derivatives and measures the entire contracts at fair value.

Credit Derivatives

The MUFG Group enters into credit derivatives to manage credit risk exposures, to facilitate client transactions, and for proprietary trading purposes, under which they provide counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. Types of these credit derivatives include principally single name credit default swaps, index and basket credit default swaps and credit-linked notes. The MUFG Group will have to perform under a credit derivative if a credit event as defined under the contract occurs. Such credit events include bankruptcy, dissolution or insolvency of the referenced entity, default and restructuring of the obligations of the referenced entity. The MUFG Group's counterparties are banks, broker-dealers, insurance and other financial institutions. The contractual or notional amounts of these instruments represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged. The table below summarizes certain information regarding protection sold through credit default swaps and credit-linked notes as of March 31, 2010 and 2011:

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2010:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,227	¥1,990,256	¥46,345	¥2,647,828	¥(13,822)
Non-investment grade	66,900	173,671	279	240,850	4,035
Not rated	5,499	11,334	—	16,833	13

Total	683,626	2,175,261	46,624	2,905,511	(9,774)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	80,460	177,249	149,174	406,883	923
Non-investment grade	71,950	45,017	—	116,967	1,656
Not rated	10,420	—	—	10,420	(25)

Total	162,830	222,266	149,174	534,270	2,554
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	980	298,140	4,000	303,120	(5,380)
Non-investment grade	—	30,867	—	30,867	455
Not rated	—	35,116	—	35,116	(926)

Total	980	364,123	4,000	369,103	(5,851)
Index and basket credit default swaps held by MUTB:
Normal	30,000	—	—	30,000	(103)
Close Watch(3)	3,000	—	—	3,000	26

Total	33,000	—	—	33,000	(77)

Total index and basket credit default swaps sold	196,810	586,389	153,174	936,373	(3,374)

Total credit default swaps sold	¥880,436	¥2,761,650	¥199,798	¥3,841,884	¥(13,148)

Credit-linked notes(4)	¥—	¥39,240	¥195,005	¥234,245	¥(199,863)

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2011:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,719	¥1,876,565	¥73,711	¥2,561,995	¥(10,589)
Non-investment grade	108,045	179,289	249	287,583	(1,611)
Not rated	9,872	13,505	—	23,377	(60)

Total	729,636	2,069,359	73,960	2,872,955	(12,260)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	93,121	47,755	86,016	226,892	(661)
Non-investment grade	3,520	36,908	—	40,428	15
Not rated	—	8,847	—	8,847	(184)

Total	96,641	93,510	86,016	276,167	(830)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	30,669	367,549	2,000	400,218	(7,247)
Non-investment grade	—	30,155	—	30,155	(383)
Not rated	—	6,939	—	6,939	240

Total	30,669	404,643	2,000	437,312	(7,390)

Total index and basket credit default swaps sold	127,310	498,153	88,016	713,479	(8,220)

Total credit default swaps sold	¥856,946	¥2,567,512	¥161,976	¥3,586,434	¥(20,480)

Credit-linked notes(4)	¥—	¥33,217	¥174,436	¥207,653	¥(117,870)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Reference entities classified as "Close Watch" require close monitoring due to one or more of the following conditions: problems with meeting their financial obligations (e.g., principal repayments or interest payments in arrears), poor or fluctuating business performance, unfovorable financial condition of their businesses, and difficulties in fulfilling loan obligations.
(4)	Fair value amounts shown represent the fair value of the hybrid instruments.

Single name credit default swaps—A credit default swap protects the buyer against the loss of principal on a bond or loan in case of a default by the issuer. The protection buyer pays a periodic premium over the life of the contracts and is protected for the period. The MUFG Group in turn will have to perform under a credit default swap if a credit event as defined under the contracts occurs. In order to provide an indication of the current payment/performance risk of the credit default swaps, the external credit ratings, primarily Moody's and Standard & Poor's ("S&P") credit ratings, of the underlying reference entity of the credit default swaps are disclosed.

Index and basket credit default swaps—Index and basket credit default swaps are credit default swaps that reference multiple names through underlying baskets or portfolios of single name credit default swaps. Typically, in the event of a default on one of the underlying names, the MUFG Group will have to pay a pro rata portion of the total notional amount of the credit default index or basket contract. In order to provide an indication of the current payment/performance risk of these credit default swaps, BTMU and MUSHD rating scale based upon the entity's internal ratings, which generally correspond to ratings defined by primarily Moody's and S&P, of the underlying reference entities comprising the basket or index were calculated and disclosed. As for the current payment/performance risk of these credit default swaps, MUTB rating scale is based upon the entity's internal ratings, which is the same credit rating system utilized for estimating probabilities of default within its loan portfolio.

Credit-linked notes ("CLNs")—The MUFG Group has invested in CLNs, which are hybrid instruments containing embedded derivatives, in which credit protection has been sold to the issuers of the notes. If there is a credit event of a reference entity underlying the CLN, the principal balance of the note may not be repaid in full to the MUFG Group. As part of its financing activities, MUSHD and other securities subsidiaries in Japan and overseas issue CLNs.

The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥12 billion and ¥2,948 billion, respectively, at March 31, 2010, and approximately ¥19 billion and ¥2,848 billion, respectively, at March 31, 2011.

Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.

Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features

Certain of the MUFG Group's derivative instruments contain provisions that require the MUFG Group's debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group's debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position at March 31, 2010 and 2011 was approximately ¥3.3 trillion and ¥3.5 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥295 billion and ¥329 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group's debt falls below investment grade was ¥170 billion and ¥73 billion, respectively, as of March 31, 2010 and ¥204 billion and ¥147 billion, respectively, as of March 31, 2011.

Obligations under Guarantees and Other Off-Balance Sheet Instruments	12 Months Ended
Mar. 31, 2011
Obligations under Guarantees and Other Off-Balance Sheet Instruments
Obligations under Guarantees and Other Off-Balance Sheet Instruments

22.    OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE SHEET INSTRUMENTS

Obligations under Guarantees

The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, liquidity facilities, other off-balance sheet credit-related support and similar instruments, in order to meet the customers' financial and business needs. The table below summarizes the contractual or notional amounts with regard to obligations under guarantees and similar arrangements at March 31, 2010 and 2011. The contractual or notional amounts of these instruments represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged.

For certain types of derivatives, such as written interest rate options and written currency options, the maximum potential future payments are unlimited. Accordingly, it is impracticable to estimate the maximum potential amount of future payments. As such, the notional amounts of the related contracts, other than the maximum potential payments, are included in the table.

The MUFG Group mitigates credit risk exposure resulting from guarantees by utilizing various techniques, including collateralization in the form of cash, securities, and real properties based on management's credit assessment of the guaranteed parties and the related credit profile. In order to manage the credit risk exposure, the MUFG Group also enters into sub-participation contracts with third parties who will fund a portion of the credit facility and bear its share of the loss to be incurred in the event that the borrower fails to fulfill its obligations. The following table includes guarantees of ¥195.7 billion and ¥147.3 billion at March 31, 2010 and 2011, respectively, which are participated out to third parties. The contractual or notional amounts summarized in the following table do not necessarily bear any direct relationship to the future actual credit exposure, primarily because of those risk management techniques.

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2010:		Less than 1 year	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥4,223	¥2,147	¥1,036	¥1,040
Performance guarantees	2,242	1,438	682	122
Derivative instruments	81,244	29,371	48,502	3,371
Guarantee for repayment of trust principal	1,104	89	1,007	8
Liabilities of trust accounts	4,326	3,393	293	640
Others	183	180	1	2

Total	¥93,322	¥36,618	¥51,521	¥5,183

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2011:		Less than 1 year	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥3,592	¥1,636	¥1,052	¥904
Performance guarantees	2,213	1,524	537	152
Derivative instruments	152,663	55,469	86,586	10,608
Liabilities of trust accounts	4,931	4,066	326	539
Others	130	130	—	—

Total(1)	¥163,529	¥62,825	¥88,501	¥12,203

Note

(1)	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, there were no obligations under guarantees for repayment of trust principal at March 31, 2011. See Note 23 for further discussion of the adoption of the new guidance.

Nature of Guarantee Contracts

Standby letters of credit and financial guarantees generally include an obligation of an issuer or a designated third-party to guarantee the performance of the customer to the beneficiary under the terms of contracts such as lending contracts and other similar financial transactions. The MUFG Group is required to make payments to the guaranteed parties in the event that the customers fail to fulfill the obligations under the contracts. The guarantees whose contractual maturities are over 5 years are mainly comprised of guarantees of housing loans.

Performance guarantees are the contracts that contingently require the MUFG Group to make payments to the guaranteed party based on another party's failure to perform under an obligating agreement, except financial obligation. For example, performance guarantees include guarantees of completion of construction projects.

Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps. In order for the MUFG Group to determine if those derivative instruments meet the definition of guarantees as prescribed in the guidance on guarantees, the MUFG Group tracks whether the counterparties are actually exposed to the losses that will result from the adverse change in the underlyings. Accordingly, the MUFG Group has disclosed information on all credit default swaps and certain written options for which there is a possibility of meeting the definition of guarantees as prescribed in the guidance on guarantees, regardless of whether the counterparties have assets or liabilities related to the underlyings of the derivatives. However, credit derivatives sold by the MUFG Group at March 31, 2010 and 2011 are excluded from this presentation, as they are disclosed in Note 21.

Guarantees for the repayment of trust principal include guarantees which the MUFG Group provided for the repayment of principal of certain types of trust products, including certain jointly operated designated money in trusts and loan trusts. The MUFG Group manages and administers trust assets in a capacity of agent or fiduciary on behalf of its customers and trust assets are segregated from the assets of the MUFG Group, which keeps separate records for the trust activities. The MUFG Group, in principle, does not assume any risks associated with the trust assets under management, however, as permitted by applicable laws, the MUFG Group provides guarantees for the repayment of principal of such trust products. While the contract amount of such guarantees for repayment of trust principal at March 31, 2010 was ¥1,104 billion, it was nil at March 31, 2011. The decrease in its amount was due to the consolidation of certain jointly operated designated money in trust on adoption of new guidance that amended the accounting for the consolidation of VIEs, and due to the redemption of matured loan trusts which were no longer provided. See Note 23 for further discussion of the adoption of the new guidance.

Liabilities of trust accounts represent the trustee's potential responsibility for temporary payments to creditors of liabilities of trust accounts making use of funds of the MUFG Group, unless there are the certain agreements with trust creditors that have provisions limiting the MUFG Group's responsibility as a trustee to the trust account assets. A trust may incur external liabilities to obtain certain services during the terms of the trust arrangement. While, in principle, any liabilities of a trust are payable by the trust account and its beneficiaries, a trustee's responsibility may be interpreted to encompass temporary payments for the trust account liabilities when the trust account does not maintain sufficient liquidity available for such liabilities unless the agreement with trust creditors does not limit the trustee's responsibility to the trust account assets. At March 31, 2010 and 2011, there were liabilities of ¥4,326 billion and ¥4,931 billion, respectively, in the segregated records of trust accounts including the amounts related to liabilities with provisions limiting trustee responsibility. Liabilities of trust accounts principally included obligations to return collateral under security lending transactions. The MUFG Group has experienced no significant losses on such responsibilities and its exposure to the risk associated with the temporary payments is judged to be remote because trust account liabilities are generally covered by the corresponding trust account assets; the MUFG Group continuously monitors the liabilities of trust accounts and assesses the trust account's ability to perform its obligations to prevent any unfavorable outcomes; and the MUFG Group claims its recourse for its temporary payments against the trust account assets and the beneficiaries.

Other includes security lending indemnifications. Security lending indemnifications are the indemnifications for institutional customers of securities lending transactions against counterparty default. All lending transactions are collateralized, primarily by cash.

Carrying Amount

At March 31, 2010 and 2011, the carrying amounts of the liabilities related to guarantees and similar instruments set forth above were ¥1,171,417 million and ¥1,904,425 million, respectively, which are included in Other liabilities and Trading account liabilities. However, credit derivatives sold by the MUFG Group at March 31, 2010 and 2011 are excluded from this presentation, as they are disclosed in Note 21. In addition, Other liabilities also include an allowance for off-balance sheet instruments of ¥41,991 million and ¥38,582 million at March 31, 2010 and 2011, respectively, related to these transactions.

Performance Risk

The MUFG Group monitors the performance risk of its guarantees using the same credit rating system utilized for estimating probabilities of default within its loan portfolio. The MUFG Group credit rating system is consistent with both the method of evaluating credit risk under Basel II and those of third-party credit rating agencies. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the "Not rated" category.

Presented in the table below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2010 and 2011. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts bear no relationship to the anticipated losses, if any, on these guarantees.

		Amount by borrower grade
At March 31, 2010:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,223	¥3,876	¥301	¥17	¥29
Performance guarantees	2,242	2,173	55	2	12

Total	¥6,465	¥6,049	¥356	¥19	¥41

		Amount by borrower grade
At March 31, 2011:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,592	¥3,356	¥215	¥13	¥8
Performance guarantees	2,213	2,147	49	2	15

Total	¥5,805	¥5,503	¥264	¥15	¥23

Notes:

(1)	Borrowers classified as "Close watch" require close monitoring due to one or more of the following conditions: problems with meeting their financial obligations (e.g., principal repayments or interest payments in arrears), poor or fluctuating business performance, unfavorable financial condition of their businesses, and difficulties in fulfilling loan obligations.
(2)	Borrowers classified as "Likely to become Bankrupt or Legally/Virtually Bankrupt" represent those that have a higher probability of default than Close watch due to major debt repayment problems or borrower's legal or virtual bankruptcy and are subject to specific procedures, such as legal liquidation, business suspention, winding up of business, and private liquidation.

The guarantees the MUFG Group does not classify based upon internal credit ratings are as follows.

The MUFG Group records all derivative contracts at fair value. Aggregate market risk limits have been established, and market risk measures are routinely monitored against these limits. The MUFG Group also manages its exposure to these derivative contracts through a variety of risk mitigation strategies, including, but not limited to, offsetting economic hedge positions. The MUFG Group expects the risk of loss to be remote and believes that the notional amounts of the derivative contracts generally exceed its exposure.

Guarantees for the repayment of trust principal include guarantees which the MUFG Group provides for the repayment of principal of certain types of trust products, including certain jointly operated designated money in trusts and loan trusts. The MUFG Group stably manages and administers such trust products with attention to risk and the profitability of trust assets. Management believes that the MUFG Group will not incur any losses on the guarantees. Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, there were no obligations under guarantees for repayment of trust principal at March 31, 2011.

Liabilities of trust accounts represent the trustee's potential responsibility for temporary payments to creditors of liabilities of trust accounts making use of funds of the MUFG Group. The MUFG Group has experienced no significant losses on such responsibilities and its exposure to the risk associated with the temporary payments is judged to be remote because trust account liabilities are generally covered by the corresponding trust account assets.

The MUFG Group conducts securities lending transactions for institutional customers as a fully disclosed agent. At times, securities lending indemnifications are issued to guarantee that a security lending customer will be made whole in the event the borrower does not return the security subject to the lending agreement and collateral held is insufficient to cover the market value of the security. All lending transactions are collateralized, primarily by cash. At March 31, 2011, the MUFG Group had no exposure that would require it to pay under this securities lending indemnification, since the collateral market value exceeds the securities lent.

Other Off-balance Sheet Instruments

In addition to obligations under guarantees and similar arrangements set forth above, the MUFG Group issues other off-balance sheet instruments to meet the financial needs of its customers and for purposes other than trading. Such off-balance sheet instruments consist of lending-related commitments, including commitments to extend credit and commercial letters of credit that the MUFG Group provides to meet the financing needs of its customers. Once the MUFG Group issues these financial instruments, the MUFG Group is required to extend credit to or make certain payments to the customers or beneficiaries specified pursuant to the underlying contracts unless otherwise provided in the contracts. Since many of these commitments expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. At March 31, 2011, approximately 74% of these commitments will expire within one year, 25% from one year to five years and 1% after five years. The table below summarizes the contractual amounts with regard to these commitments at March 31, 2010 and 2011:

	2010	2011
	(in billions)
Commitments to extend credit	¥61,020	¥62,141
Commercial letters of credit	628	641
Commitments to make investments	126	113
Other	6	16

Commitments to extend credit, which generally have fixed expiration dates or other termination clauses, are legally binding agreements to lend to customers. Commitments are different from guarantees in that the commitments are generally revocable or have provisions that enable the MUFG Group to avoid payments in the event of violations of any conditions of the contracts and certain deterioration of the potential borrowers' financial condition. Commitments to extend credit may expire without being drawn upon. Therefore, the total commitment amounts do not necessarily represent future cash requirements.

Commercial letters of credit, used for facilitating trade transactions, are generally secured by underlying goods. The MUFG Group continually monitors the type and amount of collateral and other security, and requires counterparties to provide additional collateral or guarantors as necessary.

Commitments to make investments are legally binding contracts to make additional contributions to corporate recovery or private equity investment funds in accordance with limited partnership agreements. Some of these funds, in which the MUFG Group has significant variable interests, are described in Note 23.

Variable Interest Entities	12 Months Ended
Mar. 31, 2011
Variable Interest Entities
Variable Interest Entities

23.    VARIABLE INTEREST ENTITIES

In the normal course of its business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, and entities created for the securitization of the MUFG Group's assets.

The following table presents the assets and liabilities of consolidated VIEs, recorded on the consolidated balance sheet at March 31, 2010. Prior to April 1, 2010, the variable interest holder that would absorb a majority of the entity's expected losses, receive a majority of the entity's residual returns or both was deemed to be the primary beneficiary and consolidated the VIE.

Consolidated VIEs	Consolidated assets						Consolidated liabilities
At March 31, 2010:	Total	Cash	Trading account assets	Investment securities	Loans	All other assets	Total	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,185,451	¥83,516	¥949	¥305,942	¥4,786,104	¥8,940	¥5,193,733	¥4,534,058	¥340,999	¥318,676
Investment funds	1,383,520	45,890	1,174,889	19,114	1,670	141,957	64,791	717	31,070	33,004
Special purpose entities created for structured financing	199,005	1,831	—	2,025	191,868	3,281	199,432	26,352	172,871	209
Repackaged instruments	55,047	—	42,032	13,015	—	—	55,319	—	54,743	576
Securitization of the MUFG group's assets	2,692,795	213	3,851	—	2,603,024	85,707	2,710,615	13,000	2,696,043	1,572
Others	166,652	31,774	799	—	102,858	31,221	165,930	103,131	31,695	31,104

Total	¥9,682,470	¥163,224	¥1,222,520	¥340,096	¥7,685,524	¥271,106	¥8,389,820	¥4,677,258	¥3,327,421	¥385,141

The assets and liabilities of consolidated VIEs presented in the table above include intercompany transactions between consolidated VIEs and the MUFG Group, the primary beneficiary. In consolidation, the eliminated amounts of assets were ¥125,813 million of Cash and due from banks and Interest-earning deposits in other banks, ¥711 million of Trading account assets, ¥415 million of Investment securities, ¥193,953 million of Loans and ¥7,414 million of All other assets at March 31, 2010. The eliminated amounts of liabilities were ¥3,335,342 million of Other short-term borrowings, ¥1,518,273 million of Long-term debt and ¥57,591 million of All other liabilities at March 31, 2010.

The following table presents the total assets of significant non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group's involvement with non-consolidated VIEs and the assets and liabilities of non-consolidated VIEs at March 31, 2010:

Significant Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2010:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥5,060,968	¥1,972,562	¥1,073,035	¥1,375	¥77,742	¥993,918	¥—	¥—	¥—
Investment funds	15,681,299	833,828	810,295	298,264	177,638	319,712	14,681	—	—
Special purpose entities created for structured financing	12,022,760	1,834,411	1,596,711	20,858	83,563	1,479,700	12,590	—	—
Repackaged instruments	36,848,306	1,430,813	1,426,517	256,111	716,754	453,652	—	—	—
Others	8,135,057	1,511,718	1,065,275	3,438	331,826	730,011	—	5,547	5,547

Total	¥77,748,390	¥7,583,332	¥5,971,833	¥580,046	¥1,387,523	¥3,976,993	¥27,271	¥5,547	¥5,547

Note:	The balances of Trading account assets and Investment securities categorized as Investment funds for Significant Non-consolidated VIEs as at March 31, 2010 have been restated as follows:

	As previously reported		As restated
Significant Non-consolidated VIEs	On-balance sheet assets		On-balance sheet assets
At March 31, 2010:	Trading account assets	Investment securities	Trading account assets	Investment Securities
(in millions)
Investment funds	¥43,638	¥432,264	¥298,264	¥177,638

In June 2009, the FASB issued new guidance that amends the existing guidance for consolidation of VIEs. This new accounting guidance significantly changes the way an enterprise determines whether to consolidate a variable interest entity. The MUFG group adopted this new guidance on April 1, 2010, which resulted in the consolidation and deconsolidation of certain VIEs. The net increase in the MUFG Group's consolidated assets, liabilities and shareholders' equity attributable to noncontrolling interests was ¥237,008 million, ¥214,887 million and ¥19,551 million, respectively, as of April 1, 2010. The cumulative effect on retained earnings was an increase of ¥1,408 million upon adoption. The newly consolidated VIEs primarily comprise jointly operated designated money in trusts that are categorized as "Trust Arrangements" in the table below as of March 31, 2011. Those trust arrangements were categorized as "others" in the Significant Non-consolidated VIEs table at March 31, 2010. See Analysis of Each Transaction Category—Trust Arrangements for more information.

The following table presents the assets and liabilities of consolidated VIEs recorded on the consolidated balance sheet at March 31, 2011:

Consolidated VIEs	Consolidated assets
At March 31, 2011:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,080,030	¥33,432	¥38,418	¥569	¥391,751	¥4,603,010	¥12,850
Investment funds	1,342,526	9,872	20,102	1,113,959	15,637	654	182,302
Special purpose entities created for structured financing	171,509	273	1,524	14,200	2,025	146,287	7,200
Repackaged instruments	46,014	—	—	29,360	—	16,654	—
Securitization of the MUFG group's assets	2,456,025	—	209	—	—	2,359,936	95,880
Trust arrangements	1,030,902	—	4,778	33	83,609	938,213	4,269
Others	147,657	307	27,058	—	73	85,273	34,946

Total	¥10,274,663	¥43,884	¥92,089	¥1,158,121	¥493,095	¥8,150,027	¥337,447

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
Asset-backed conduits	¥5,085,180	¥—	¥4,434,957	¥227,120	¥423,103
Investment funds	69,270	—	1,187	17,898	50,185
Special purpose entities created for structured financing	156,387	—	17,077	138,577	733
Repackaged instruments	46,082	—	—	45,680	402
Securitization of the MUFG group's assets	2,458,876	—	27,400	2,429,956	1,520
Trust arrangements	1,030,686	1,017,160	—	—	13,526
Others	147,008	—	88,683	31,932	26,393

Total	¥8,993,489	¥1,017,160	¥4,569,304	¥2,891,163	¥515,862

The assets and liabilities of consolidated VIEs presented in the table above include intercompany transactions between consolidated VIEs and the MUFG Group, the primary beneficiary. In consolidation, the eliminated amounts of assets were ¥36,244 million of Cash and due from banks, ¥77,083 million of Interest-earning deposits in other banks, ¥858 million of Trading account assets, ¥10 million of Investment securities, ¥993,204 million of Loans and ¥7,701 million of All other assets at March 31, 2011. The eliminated amounts of liabilities were ¥3,179,780 million of Other short-term borrowings, ¥1,220,590 million of Long-term debt and ¥65,341 million of All other liabilities at March 31, 2011.

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs and do not have recourse to other assets of the MUFG Group, except where the MUFG Group is only contractually required to provide credit enhancement or program-wide liquidity.

The following table presents the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group's involvement with non-consolidated VIEs and the assets and liabilities of non-consolidated VIEs at March 31, 2011:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2011:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥4,938,696	¥1,681,550	¥1,161,889	¥596	¥144,946	¥1,016,347	¥—	¥—	¥—
Investment funds	12,787,846	441,844	434,767	132,280	115,281	178,808	8,398	—	—
Special purpose entities created for structured financing	13,503,700	2,183,868	1,854,368	20,313	71,840	1,758,754	3,461	—	—
Repackaged instruments	15,424,831	1,069,179	1,008,013	104,612	561,876	341,525	—	—	—
Trust arrangements	29,908	28,285	27,252	—	—	27,252	—	5,791	5,791
Others	10,456,456	1,319,938	1,051,194	13,348	302,544	735,302	—	1	1

Total	¥57,141,437	¥6,724,664	¥5,537,483	¥271,149	¥1,196,487	¥4,057,988	¥11,859	¥5,792	¥5,792

Maximum exposure to loss on each type of entity is determined, based on the carrying amount, which approximates the fair value, of any on-balance sheet assets and any off-balance sheet liability held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.

Analysis of Each Transaction Category

Asset-Backed Conduits

This category primarily comprises the following:

Multi-Seller Conduits (MUFG-sponsored Asset-Backed Commercial Paper ("ABCP") Conduits and Other ABCP Conduits)

The MUFG Group administers several conduits under asset-backed financing programs under which the conduits purchase financial assets, primarily trade accounts receivable, from the MUFG Group's customers by issuing short-term financing instruments, primarily commercial paper, to third-party investors. Under the asset-backed financing programs, the MUFG Group acts as an agent for the conduits, which enter into agreements with the MUFG Group's customers where the customers transfer financial assets to the conduits in exchange for monetary consideration. The MUFG Group also underwrites commercial paper for the conduits that is secured by the assets held by them and provides program-wide liquidity and credit enhancement facilities to the conduits. The MUFG Group receives fees related to the services it provides to the conduits and the program-wide liquidity and credit enhancement. The MUFG Group considers itself to be the primary beneficiary of the multi-seller conduits because, as an agent and sponsor, the MUFG Group has the power to direct activities of the conduits that most significantly impact the conduits' economic performance and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits through the program-wide liquidity and credit enhancement. Consequently, the MUFG Group consolidates the conduits.

In addition to the entities described above, the MUFG Group participates as a provider of financing to several conduits that are administered by third parties. Most of these conduits are established under a multi-seller asset-backed financing program and the MUFG Group provides financing along with other financial institutions. With respect to these conduits, the MUFG Group is not considered as the primary beneficiary because the MUFG Group's participation to the conduits is only to provide financing along with other third-party financial institutions and it does not have the power to direct the activities of the conduits. Consequently, the MUFG Group does not consolidate the conduits.

Asset-Backed Conduits (MUFG-sponsored Asset-Backed Loan ("ABL") Programs and Other Programs)

The MUFG Group administers several conduits under asset-backed financing programs where the MUFG Group provides financing to fund the conduits' purchases of financial assets, comprising primarily trade accounts receivable, from its customers. The MUFG Group acts as an agent and sponsor for the conduits, which enter into agreements with the MUFG Group's customers where the customers transfer assets to the conduits in exchange for monetary consideration. In most cases the MUFG Group is the sole provider of financing that is secured by the assets held by the conduits. The MUFG Group considers itself to be the primary beneficiary of the conduits because, as an agent and sponsor for the conduits, the MUFG Group has the power to direct activities of the conduits, such as selection of the assets to be purchased and condition for purchases, and debt collection from the original obligors, that most significantly impact the conduits' economic performance, and also has the obligation to absorb losses of the conduits that could potentially be significant to the conduits through financing it provides. Consequently, the MUFG Group consolidates the conduits.

In addition, the MUFG Group is involved with entities, which take in most cases the form of a trust, where originators of financial assets, which primarily comprise lease receivables, entrust the assets with trust banks and receive beneficial certificates in trusts in exchange. The originators then transfer the beneficiary certificates to the MUFG Group in exchange for cash. The originators of the financial assets entrusted continue to be involved in the assets as servicers. Because the originators are deemed to have the power to direct activities of the entities that most significantly impact the entities' economic performance through their role as a servicer, the MUFG Group is not considered as the primary beneficiary of these entities. Consequently, the MUFG Group does not consolidate these entities.

The MUFG Group also participates as a provider of financing to the ABL programs that are managed by third parties. The MUFG Group is not considered as the primary beneficiary of the entities used in these programs as the MUFG Group's participation to the entities is only to provide financing with other third parties and it does not have the power to direct the activities of the conduits. Consequently, the MUFG Group does not consolidate the entities used in these programs.

Investment Funds

On February 2010, the FASB issued an accounting standards update that indefinitely defers the application of the new guidance for consolidation of VIEs on entities that are deemed as investment companies, which include most of corporate recovery funds, private equity funds, and investment trusts. For VIEs that are considered investment companies, the MUFG Group determines whether its the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns, or both.

This category primarily comprises the following:

Corporate Recovery Funds

These entities are established by fund managers, which are unrelated to the MUFG Group, for the purpose of investing in debt or equity instruments issued by distressed companies. After investment, the fund managers work closely with the management of the issuers and attempt to enhance corporate value by various means including corporate restructuring and reorganization. Their exit strategies include, among others, sales to others and initial public offerings.

Typically, these entities take the form of a limited partnership which is entirely funded by general and limited partner interests. In some cases, the general partners of the partnerships are entities that have no substantive decision making ability. The fund managers that establish these partnerships assume investment management and day-to-day operation by entering into asset management contracts with the general partners. These partnerships are, therefore, financing vehicles and as such are considered as VIEs. In other cases, the general partners have substantive decision making ability but the partnerships are considered as VIEs when the general partners' equity investments in the partnerships are considered as non-substantive, usually based on the percentage interest held, and they do not have substantive limited partner interests.

The MUFG Group mostly serves as a limited partner in corporate recovery funds. While the MUFG Group's share in partnership interest is generally insignificant, in certain cases, the MUFG Group is the only limited partner and it consolidates these partnerships as the primary beneficiary.

Private Equity Funds

The MUFG Group is involved in venture capital funds that are established by either the MUFG Group's entities or fund managers unrelated to the MUFG Group. These entities have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry.

These entities typically take the form of a limited partnership and usually are entirely funded by general and limited partner interests. The general partners of the partnerships in some cases are entities that have no substantive decision making ability. The fund managers that establish these partnerships assume investment management and day-to-day operation by entering into asset management contracts with the general partners. These partnerships are, therefore, financing vehicles and as such are considered as VIEs. In other cases, the general partners have substantive decision making ability but the partnerships are considered VIEs because the general partners' equity investments in the partnerships are disproportionate to their voting rights and the limited partners have the majority of the economics without any voting rights. The MUFG Group consolidates the private equity funds when it owns a majority of the interests issued by the private equity funds.

The MUFG Group participates in these partnerships as a general partner or limited partner. While the MUFG Group's share in partnership interests is generally limited, in certain cases, the MUFG Group provides most of the financing to the partnership. It consolidates these funds as the primary beneficiary because the MUFG Group absorbs a majority of the expected losses or receives a majority of the expected residual returns.

Investment Trusts

The MUFG Group invests in investment trusts that are professionally managed collective investment schemes which pool money from many investors and invest in, among others, equity and debt securities. Most of these funds take the form of a trust where there is a separation in investment decisions, which is assumed by an investment manager who has no investment in a trust, and ownership through beneficiary interests issued by a trust are owned by investors. Therefore, these investment trusts are considered as VIEs. Based on the previous guidance, the MUFG Group consolidates investment trusts when it absorbs a majority of the expected losses or receives a majority of the expected residual returns.

Buy-out Financing Vehicles

The MUFG Group provides financing to buy-out vehicles. The buy-out vehicles are established by equity investments from, among others, private equity funds or the management of target companies for the purpose of purchasing the equity shares of target companies. Along with other financial institutions, the MUFG Group provides financing to the buy-out vehicles in the form of loans. While the buy-out vehicles' equity is normally substantive in its amount and the rights and obligations associated with it, in some cases, the vehicles have equity that is insufficient to absorb expected variability primarily because the amount provided by equity investors is nominal in nature. These vehicles engage in non-investment activities, and are considered as VIEs. Assessment as to whether the MUFG Group is the primary beneficiary is required under the new guidance. In most cases, the MUFG Group's participation to these vehicles is only to provide financing to the vehicles, and the power to direct the activities that most significantly impact the economic performance of the vehicles is held by the management of target companies. As a result, the MUFG Group is not considered as the primary beneficiary of these vehicles and does not consolidate them.

Other Investment Funds

The MUFG Group's investments in VIEs through UNBC primarily consist of equity investments in low income housing credit ("LIHC") structures, designed to generate a return primarily through the realization of federal tax credits. UNBC considers itself as the primary beneficiary of certain types of LIHC investments.

LIHC Unguaranteed Syndicated Investment Funds

UNBC creates the investment funds, serves as the managing investor member, and sells limited investor member interests to third parties. UNBC receives benefits through income from the structuring of these funds, servicing fees for managing the funds and, as an investor member, tax benefits and tax credits to reduce the UNBC tax liability. UNBC considers itself to be the primary beneficiary and consolidated them upon adoption of the new guidance because, as a sponsor and managing member of the funds, it has the power to direct activities that most significantly impact the funds' economic performance and also has the obligation to absorb losses of the funds that could potentially be significant to the funds.

LIHC Guaranteed Syndicated Investment Funds

UNBC also forms limited liability companies, which in turn invest in LIHC operating partnerships, to create LIHC guaranteed syndicated investment funds. Interests in these funds are sold to third parties who pay a premium for a guaranteed return. UNBC earns structuring fees from the sale of these funds and asset management fees. UNBC serves as the funds' sponsor and non-member asset manager, and also guarantees a minimum rate of return throughout the investment term, therefore, it directs the activities that most significantly impact the funds economic performance and also has an obligation to absorb losses pertaining to its minimum rate of return guarantee to investors. Therefore, the MUFG group is considered as the primary beneficiary of these funds and consolidates them.

Special Purpose Entities Created for Structured Financing

This category primarily comprises the following:

Leveraged Leasing Vehicles

These entities are established to raise funds to purchase or build equipment and machinery including, among others, commercial vessels, passenger and cargo aircraft, and production equipment for the purpose of leasing them to lessees who use the equipment and machinery as part of their business operations. These entities typically take the form of a limited partnership or a special purpose company where they fund their purchases of equipment and machinery via senior and subordinate financing. In some cases, the entities are funded only by senior financing or there is a guarantee provided to the senior financing by parties unrelated to those providing the senior financing. In most cases, the MUFG Group participates in the senior financing and does not participate in the subordinate financing or provide guarantees. Generally, because the MUFG Group's participation in these entities is only to provide financing, it does not have the power to direct the activities of the entities that most significantly impact the economic performance of the entities. Therefore, the MUFG Group does not consider itself to be the primary beneficiary of these entities, except for limited circumstances where the MUFG Group is directly involved with the structuring of the transaction and has the power to direct the activities of the entities that most significantly impact the economic performance of the entities, and does not consolidate them.

Project Financing Vehicles

These entities are established to raise funds in connection with, among others, production of natural resources, construction and development of urban infrastructure (including power plants and grids, highways and ports), and the development of real estate properties or complexes. These projects typically involve special purpose companies which issue senior and subordinate financing to raise funds in connection with the various projects. The subordinate financing is usually provided by parties that will ultimately make use of the assets constructed or developed. By contrast, the senior financing is typically provided by financial institutions, including the MUFG Group. Because the MUFG Group's participation to these entities is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary of these entities and does not consolidate them.

Sale and Leaseback Vehicles

The MUFG Group is involved with vehicles that acquire assets, primarily real estate, from the MUFG Group's clients and other unrelated parties where the sellers of the assets continue to use the assets through leaseback agreements. These vehicles typically take the form of a limited partnership where the general partner effectively has no power to direct the activities that most significantly impact the economic performance because an equity holder of the general partner serves a perfunctory role. Therefore, these vehicles are considered as VIEs. The subordinated financing of these vehicles is usually provided by the sellers of the assets, with the MUFG Group providing senior financing for the vehicles. Because the MUFG Group's participation to these vehicles is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary and does not consolidate them.

Securitization of Client Real Estate Properties

These entities are established for the purpose of securitizing real estate properties held by the MUFG Group's customers. In most cases, these entities take the form of a limited partnership or a special purpose company. These entities are designed to have non-substantive power to direct the activities that most significantly impact the economic performance because the general partner or an equity holder serves a perfunctory role. The entities are typically funded by senior and subordinated financing where the original owners of the properties provide the subordinated financing, primarily in the form of partnership interests or subordinated notes, and financial institutions, including the MUFG Group, provide senior financing in the form of senior loans. Because the MUFG Group's participation to these vehicles is only to provide financing, it does not have the power to direct the activities that most significantly impact the economic performance of these entities. Therefore, the MUFG Group is not considered as the primary beneficiary and does not consolidate these entities.

Repackaged Instruments

This category primarily comprises the following:

Investments in Financially-Engineered Products

The MUFG Group is involved in special purpose entities that have been established to issue financial products through the engineering and repackaging of existing financial instruments, such as collateralized debt obligations ("CDOs") and synthetic CDOs. These special purpose entities are considered as VIEs because holders of equity investment at risks do not have the power to direct the activities that most significantly impact the economic performance. These special purpose entities are generally arranged and managed by parties that are not related to the MUFG Group. The MUFG Group's involvement with the entities arranged and managed by third parties is for investment purposes. In these cases, the MUFG Group participates as one of many other investors and the MUFG Group typically holds investments in senior tranches or tranches with high credit ratings. Therefore, the MUFG Group does not have the power to direct activities of the entities that most significantly impact the entities' economic performance, and thus is not considered as the primary beneficiary of these entities and does not consolidate these entities.

In certain instances, special purpose entities have been established and are managed by the MUFG Group. The MUFG Group's involvement includes establishing and arranging the transaction and underwriting securities issued by the entities to general investors. For these entities, the MUFG Group has the power to direct activities that most significantly impact the economic performance and it has the obligation to absorb losses or receive benefits that could potentially be significant to the entities. As such, the MUFG Group considers itself as the primary beneficiary of these entities and consolidates them.

Investments in Securitized Financial Instruments

The MUFG Group holds investments in special purpose entities that issue securitized financial products. The assets held by the special purpose entities include credit card receivables and residential mortgage loans. These entities are established and managed by parties that are unrelated to the MUFG Group and the MUFG Group's involvement with these entities is for its own investment purposes. In all cases, the MUFG Group participates as one of many other investors and the MUFG Group does not have the power to direct activities of the entities that most significantly impact the entities' economic performance. Therefore, the MUFG Group is not considered as the primary beneficiary of these entities and does not consolidate them.

Securitization of the MUFG Group's Assets

The MUFG Group establishes entities to securitize its own financial assets that include, among others, corporate and retail loans and lease receivables. The entities used for securitization, which typically take the form of a special purpose company or a trust, are established by the MUFG Group and, in most cases, issue senior and subordinate interests or financing. After securitization, the MUFG Group typically continues to service securitized assets as a servicer. The MUFG Group may also retain subordinate interests or financing or other interests. The MUFG Group is considered as the primary beneficiary and consolidates the entities used for securitization since it has the obligation to absorb losses through subordinate interests, and also has the power for determining and implementing of policies as servicer that give it the ability to manage the entities assets that become delinquent or are in default in order to improve the economic performance of the entity.

Trust Arrangements

The MUFG Group offers, primarily through its wholly-owned trust banking subsidiary, MUTB, a variety of trust products and services including securities investment trusts, pension trusts and trusts used as securitization vehicles. In a typical trust arrangement, however, the MUFG Group manages and administers assets on behalf of the customers in an agency, fiduciary and trust capacity and does not assume risks associated with the entrusted assets. The trusts are generally considered as VIEs because the trust beneficiaries, who provide all of the equity at risk, usually do not have power to direct the activities that most significantly impact its economic performance in the arrangements. The MUFG Group, however, is not considered as the primary beneficiary, except for the case mentioned below, because it merely receives fees for compensation of its services on terms that are customary for these activities and the fees are insignificant relative to the total amount of the entities' economic performance and variability. Therefore, the MUFG Group does not consolidate these entities.

With respect to the jointly operated designated money in trusts, MUTB pools money from investors or trust beneficiaries and determines how best to invest it. MUTB typically invests in high-quality financial assets, including government bonds, corporate bonds and corporate loans including loans to MUTB and receives fees as compensation for services. In this role as a sponsor of these products, MUTB provides guarantees under which it is required to compensate a loss on the stated principal of the trust beneficial interests. MUTB is considered as the primary beneficiary of these products because it is exposed to a potentially significant amount of losses and also has the power to direct activities of these products that most significantly impact the economic performance. Upon consolidation of the jointly operated designated money in trusts, the certificates issued to the trust beneficiaries are accounted for as deposit liabilities as the products are structured and marketed to customers similar to MUTB's term deposit products.

MUTB considers the likelihood of incurring losses on the face value guarantee to be highly remote. In the trusts' operational history that extends over decades, the face value guarantee has never been called upon. The variability in fair value of the net assets of jointly operated designated money in trusts has been primarily affected by the fluctuations in interest rates, and the majority of such variability has been absorbed by general investors. Accordingly, under previous guidance, the MUFG Group was not considered as the primary beneficiary because it would not absorb a majority of the entity's expected losses, receive a majority of the entity's residual returns or both.

Others

This category primarily comprises the following:

Financing Vehicles of the MUFG Group's Customers

The MUFG Group is involved with several entities that are established by the MUFG Group's customers. These entities borrow funds from financial institutions and extend loans to their group entities. These entities effectively work as fund-raising vehicles for their respective group companies and enable the groups to achieve efficient financing by integrating their financing activities into a single entity. In all cases the MUFG Group is not considered as the primary beneficiary because the MUFG Group's participation to these entities is only to provide financing, and the customers effectively hold the power to direct activities of these entities that most significantly impact the economic performance of the entities. Consequently, the MUFG Group does not consolidate these entities.

Funding Vehicles

The MUFG Group has established several wholly-owned, off-shore vehicles which issue securities, typically preferred stock that is fully guaranteed by the MUFG Group, to investors unrelated to the MUFG Group to fund purchases of debt instruments issued by the MUFG Group. These entities are considered as VIEs because the MUFG Group's investment in the vehicles' equity is not considered at risk and substantive as the entire amount raised by the vehicles was used to purchase debt instruments issued by the MUFG Group. Because the MUFG Group does not have variable interests in these financing vehicles, these financing vehicles are not considered as the MUFG Group's subsidiaries.

Troubled Borrowers

During the normal course of business, the borrowers from the MUFG Group may experience financial difficulties and sometimes enter into certain transactions that require the MUFG Group to assess whether they would be considered as VIEs due to their difficult financial position. While in most cases such borrowers are not considered as VIEs when the transactions take place, in limited circumstances they are considered as VIEs due to insufficient equity investment at risk. In all cases, however, the MUFG Group is not considered as the primary beneficiary because the power to direct activities that most significantly impact the economic performance of the troubled borrowers resides with management of the troubled borrowers, and the MUFG Group, as a lender, does not have power over or assume any role in management. Therefore, the MUFG Group does not consolidate these troubled borrowers.

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities
Commitments and Contingent Liabilities

24.    COMMITMENTS AND CONTINGENT LIABILITIES

Lease Commitments

The MUFG Group leases certain technology systems, office space and equipment under noncancelable agreements expiring through the fiscal year 2046.

Future minimum rental commitments for noncancelable leases at March 31, 2011 were as follows:

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2012	¥14,313	¥78,031
2013	7,320	64,992
2014	4,176	54,560
2015	2,907	49,446
2016	1,015	47,490
2017 and thereafter	1,333	354,793

Total minimum lease payments	31,064	¥649,312	(1)

Amount representing interest	(1,707)

Present value of minimum lease payments	¥29,357

Note:

(1)	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements and will commence them after March 31, 2011. The total minimum lease payments of ¥57,186 million under these commitments have been included in the above table.

 Total rental expense for the fiscal years ended March 31, 2009, 2010 and 2011 was ¥110,433 million, ¥108,591 million and ¥109,471 million, respectively.

Repayment of Excess Interest

The Japanese government implemented regulatory reforms affecting the consumer lending industry. In December 2006, the Diet passed legislation to reduce the maximum permissible interest rate under the Investment Deposit and Interest Rate Law from 29.2% per annum to 20% per annum. The reduction in interest rates was implemented in June 2010. The regulatory reforms also included amendments to the Law Concerning Lending Business which, effective on June 18, 2010, abolished the so-called "gray-zone interest." Gray-zone interest refers to interest rates exceeding the limits stipulated by the Interest Rate Restriction Law (between 15% per annum to 20% per annum depending on the amount of principal). Under the regulatory reforms, all interest rates for loans originated after this reform are subject to the lower limits imposed by the Interest Rate Restriction Law. Furthermore, the new regulations require stringent review procedures for consumer finance companies before lending, and with the exception of certain provisions, one of those new regulations introduces a limit on aggregate credit extensions to one-third of the borrower's annual income.

Formerly, consumer finance companies were able to charge interest rates exceeding the limits stipulated by the Interest Rate Restriction Law so long as the payment was made voluntarily by the borrowers and the lender complied with various notice and other requirements. Accordingly, MUFG's consumer finance subsidiaries and equity method investee offered loans at interest rates above the Interest Rate Restriction Law. Upon the implementation of the regulatory reforms in June 2010, they lowered the interest rates for loans originated after this reform to below the Interest Rate Restriction Law.

In 2006, the Supreme Court of Japan passed decisions in a manner more favorable to borrowers requiring reimbursement of previously paid interest exceeding the limits stipulated by the Interest Rate Restriction Law in certain circumstances. Borrowers' claims for reimbursement of excess interest increased due to such decisions and other regulatory changes. At March 31, 2010 and 2011, the allowance for repayment of excess interest established by MUFG's consumer finance subsidiaries, which was included in Other liabilities, was ¥84,216 million and ¥136,906 million, respectively. In relation to the estimate of the allowance, see Note 1 "Change in Accounting Estimates" section for the details. The expenses recognized relating to the allowance are shown as provision for repayment of excess interest in the consolidated statements of operations. For the fiscal years ended March 31, 2009, 2010 and 2011, an MUFG's equity method investee had a negative impact of ¥15,829 million, ¥23,109 million and ¥96,399 million, respectively, on Equity in losses of equity method investees in the consolidated statements of operations. An increase in provision for repayment of excess interest at the MUFG's equity method investee was due to the increase in the number of borrowers' claims for reimbursement of excess interest, which was triggered by the application of the Corporate Reorganization Act of a peer company caused by the enforcement of the regulation against consumer finance companies in June 2010.

Litigation

The MUFG Group is involved in various litigation matters. Management, based upon their current knowledge and the results of consultation with counsel, makes appropriate levels of litigation reserve. Management believes that the amounts of the MUFG Group's liabilities, when ultimately determined, will not have a material adverse effect on the MUFG Group's financial position, results of operations or cash flows.

Fees and Commissions Income	12 Months Ended
Mar. 31, 2011
Fees and Commissions Income
Fees and Commissions Income

25.    FEES AND COMMISSIONS INCOME

Details of fees and commissions income for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
	(in millions)
Trust fees	¥125,451	¥107,175	¥100,519
Fees on funds transfer and service charges for collections	147,658	145,865	142,459
Fees and commissions on international business	64,128	61,201	58,462
Fees and commissions on credit card business	141,421	137,394	146,570
Service charges on deposits	31,586	27,420	22,169
Fees and commissions on securities business	112,143	129,730	138,868
Fees on real estate business	19,770	19,876	22,593
Insurance commissions	28,065	22,869	27,466
Fees and commissions on stock transfer agency services	62,878	53,040	51,926
Guarantee fees	77,592	70,489	64,347
Fees on investment funds business	130,654	127,329	130,402
Other fees and commissions	247,166	237,155	222,577

Total	¥1,188,512	¥1,139,543	¥1,128,358

Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans, investment funds, etc. Fees on funds transfer and service charges for collection are earned by providing settlement services such as domestic fund remittances and domestic collection services. Fees and commissions on international business primarily consist of fees from international fund transfer and collection services, and trade-related financing services. Fees and commissions on credit card business are composed of interchange income, annual fees, royalty and other service charges from franchisees. Service charges on deposits are fees charged for deposits such as checking account deposits. Fees and commissions on securities business include underwriting, brokerage and advisory services and arrangement fees on securitizations. Fees on real estate business primarily consist of fees from real estate agent services. Insurance commissions are earned by acting as agent for insurance companies to sell insurance products. Fees and commissions on stock transfer agency services consist of fees earned primarily by stock title transfers and agency services for the calculation and payment of dividends. Guarantee fees are earned by providing guarantees on residential mortgage loans. Fees on investment funds business primarily consist of management fees for investment funds. Other fees and commissions include various arrangement fees and agent fees excluding the fees mentioned above.

Trading Account Profits and Losses	12 Months Ended
Mar. 31, 2011
Trading Account Profits and Losses
Trading Account Profits and Losses

26.    TRADING ACCOUNT PROFITS AND LOSSES

The MUFG Group performs trading activities through market-making, sales and arbitrage, while maintaining risk levels within appropriate limits in accordance with its risk management policy.

The MUFG Group has trading securities and trading derivative assets and liabilities for this purpose. In addition, the trading securities include foreign currency-denominated debt securities such as foreign government or official institution bonds, corporate bonds and mortgage-backed securities, which are mainly comprised of securities measured at fair value under fair value option.

Net trading gains (losses) for the fiscal years ended March 31, 2009, 2010 and 2011 were comprised of the following:

	2009	2010	2011
	(in millions)
Interest rate and other derivative contracts	¥555,505	¥(88,486)	¥(3,095)
Trading account securities, excluding derivatives	(813,312)	849,958	137,000

Trading account profits (losses)—net	(257,807)	761,472	133,905
Foreign exchange derivative contracts(1)	(829,605)	31,154	79,840

Net trading gains (losses)	¥(1,087,412)	¥792,626	¥213,745

Note:

(1)	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of operations. Foreign exchange gains (losses)—net in the accompanying consolidated statements of operations are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.

For further information on the methodologies and assumptions used to estimate fair value, see Note 29, which also shows fair values of trading securities by major category. Note 21 discloses further information regarding the derivative-related impact on Trading account profits (losses)—net by major category.

Business Segments	12 Months Ended
Mar. 31, 2011
Business Segments
Business Segments

27.    BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group's business segments. In addition, the business segment is based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information is not consistent with the consolidated financial statements prepared on the basis of US GAAP. A reconciliation is provided for the total amounts of segments' total operating profit with income (loss) before income tax expense (benefit) under US GAAP.

See Note 28 for financial information relating to the MUFG Group's operations by geographic area. The geographic financial information is consistent with the basis of the accompanying consolidated financial statements.

The following is a brief explanation of the MUFG Group's business segments.

Integrated Retail Banking Business Group—Covers all domestic retail businesses, including commercial banking, trust banking and securities businesses. This business group integrates the retail business of BTMU, MUTB, MUSHD, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, the business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Integrated Corporate Banking Business Group—Covers all domestic and overseas corporate businesses, including commercial banking, investment banking, trust banking and securities businesses as well as UNBC. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group's corporate clients. The business group has clarified strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group's corporate customers. UNBC is a bank holding company in the United States, whose primary subsidiary, Union Bank, is one of the largest commercial banks in California by both total assets and total deposits. Union Bank provides a wide range of financial services to consumers, small businesses, middle market companies and major corporations, primarily in California, Oregon and Washington but also nationally and internationally.

Integrated Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of MUTB and the global network of BTMU. The business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes, and payment of benefits to scheme members.

Global Markets—Covers asset and liability management and strategic investment of BTMU and MUTB, and sales and trading of financial products of BTMU, MUTB and MUMSS.

Other—Consists mainly of the corporate centers of MUFG, BTMU and MUTB. The elimination of duplicated amounts of net revenue among business segments is also reflected in Other.

Effective March 24, 2011, there were changes made in the managerial accounting methods mainly by transferring the sales and trading business of MUMSS from the Integrated Corporate Banking Business Group segment to the Global Markets segment. The table set forth below has been reclassified to conform to the new basis of managerial accounting:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group					Integrated Trust Assets Business Group	Global Markets	Other	Total
		Domestic	Overseas			Total
(in billions)			Other than UNBC	UNBC	Overseas total
Fiscal year ended March 31, 2009:
Net revenue	¥1,321.3	¥1,012.8	¥356.8	¥256.8	¥613.6	¥1,626.4	¥171.1	¥442.8	¥(227.4)	¥3,334.2
BTMU and MUTB:	733.9	915.1	254.2	—	254.2	1,169.3	70.8	388.2	(263.5)	2,098.7
Net interest income	614.9	470.9	110.5	—	110.5	581.4	—	246.0	10.1	1,452.4
Net fees	108.8	342.9	94.4	—	94.4	437.3	70.8	(10.9)	(42.0)	564.0
Other	10.2	101.3	49.3	—	49.3	150.6	—	153.1	(231.6)	82.3
Other than BTMU and MUTB*	587.4	97.7	102.6	256.8	359.4	457.1	100.3	54.6	36.1	1,235.5
Operating expenses	975.1	508.9	173.3	157.3	330.6	839.5	93.3	118.2	182.3	2,208.4

Operating profit (loss)	¥346.2	¥503.9	¥183.5	¥99.5	¥283.0	¥786.9	¥77.8	¥324.6	¥(409.7)	¥1,125.8

Fiscal year ended March 31, 2010:
Net revenue	¥1,435.2	¥885.4	¥347.3	¥265.3	¥612.6	¥1,498.0	¥157.2	¥594.5	¥(79.8)	¥3,605.1
BTMU and MUTB:	660.0	786.1	229.2	—	229.2	1,015.3	61.2	517.7	(95.4)	2,158.8
Net interest income	541.2	438.6	140.6	—	140.6	579.2	—	355.1	(23.8)	1,451.7
Net fees	107.3	335.8	105.5	—	105.5	441.3	61.2	(13.3)	(46.3)	550.2
Other	11.5	11.7	(16.9)	—	(16.9)	(5.2)	—	175.9	(25.3)	156.9
Other than BTMU and MUTB*	775.2	99.3	118.1	265.3	383.4	482.7	96.0	76.8	15.6	1,446.3
Operating expenses	988.2	464.2	204.0	168.1	372.1	836.3	91.4	113.1	175.5	2,204.5

Operating profit (loss)	¥447.0	¥421.2	¥143.3	¥97.2	¥240.5	¥661.7	¥65.8	¥481.4	¥(255.3)	¥1,400.6

Fiscal year ended March 31, 2011:
Net revenue	¥1,347.5	¥893.6	¥347.1	¥267.2	¥614.3	¥1,507.9	¥157.0	¥556.2	¥(37.2)	¥3,531.4
BTMU and MUTB:	635.6	795.5	250.5	—	250.5	1,046.0	59.5	616.4	(45.3)	2,312.2
Net interest income	511.8	428.2	129.8	—	129.8	558.0	—	314.7	2.2	1,386.7
Net fees	116.6	308.4	105.6	—	105.6	414.0	59.5	(10.0)	(47.6)	532.5
Other	7.2	58.9	15.1	—	15.1	74.0	—	311.7	0.1	393.0
Other than BTMU and MUTB*	711.9	98.1	96.6	267.2	363.8	461.9	97.5	(60.2)	8.1	1,219.2
Operating expenses	945.0	460.1	202.7	174.9	377.6	837.7	97.2	105.1	152.0	2,137.0

Operating profit (loss)	¥402.5	¥433.5	¥144.4	¥92.3	¥236.7	¥670.2	¥59.8	¥451.1	¥(189.2)	¥1,394.4

*	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation

As set forth above, the measurement bases and the income and expenses items of the internal management reporting system are different from the accompanying consolidated statements of operations. Therefore, it is impracticable to present reconciliations of all of the business segments' information, other than operating profit, to corresponding items in the accompanying consolidated statements of operations.

A reconciliation of the operating profit under the internal management reporting system for the fiscal years ended March 31, 2009, 2010 and 2011 above to income (loss) before income tax expense (benefit) shown on the consolidated statements of operations is as follows:

	2009	2010	2011
	(in billions)
Operating profit:	¥1,126	¥1,401	¥1,394
Provision for credit losses	(627)	(648)	(292)
Trading account profits (losses)—net	(392)	387	(70)
Equity investment securities gains (losses)—net	(538)	207	8
Debt investment securities losses—net	(104)	(11)	(105)
Foreign exchange gains (losses)—net	(48)	118	146
Equity in losses of equity method investees	(60)	(104)	(91)
Impairment of goodwill	(846)	—	—
Impairment of intangible assets	(127)	(12)	(27)
Provision for repayment of excess interest	(48)	(45)	(86)
Other—net	(100)	(11)	(40)

Income (loss) before income tax expense (benefit)	¥(1,764)	¥1,282	¥837

Foreign Activities	12 Months Ended
Mar. 31, 2011
Foreign Activities
Foreign Activities

28.    FOREIGN ACTIVITIES

Foreign operations include the business conducted by overseas offices, as well as international business conducted from domestic offices, principally several international banking-related divisions of BTMU's and MUTB's Head Office in Tokyo, and involve various transactions with debtors and customers residing outside Japan. Close integration of the MUFG Group's foreign and domestic activities makes precise estimates of the amounts of assets, liabilities, income and expenses attributable to foreign operations difficult and necessarily subjective. Assets, income and expenses attributable to foreign operations are allocated to geographical areas based on the domicile of the debtors and customers.

Generally, interest rates with respect to funds borrowed and loaned between domestic and foreign operations are based on prevailing money market rates appropriate for the transactions. In general, the MUFG Group has allocated all direct expenses and a proportionate share of general and administrative expenses to income derived from foreign loans and other transactions by the MUFG Group's foreign operations. The following table sets forth estimated total assets at March 31, 2009, 2010 and 2011, and estimated total revenue, total expense, income (loss) before income tax expense (benefit) and net income (loss) attributable to Mitsubishi UFJ Financial Group for the respective fiscal years then ended:

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2009:
Total revenue(2)	¥2,924,414	¥568,655	¥233,703	¥329,672	¥14,449	¥4,070,893
Total expense(3)	4,281,841	778,956	471,273	218,851	84,199	5,835,120
Income (loss) before income tax expense (benefit)	(1,357,427)	(210,301)	(237,570)	110,821	(69,750)	(1,764,227)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(1,064,387)	(223,501)	(229,462)	119,442	(70,132)	(1,468,040)
Total assets at end of fiscal year	142,996,407	23,092,047	14,981,793	7,473,868	4,955,302	193,499,417
Fiscal year ended March 31, 2010:
Total revenue(2)	¥3,604,965	¥604,395	¥355,005	¥482,588	¥165,416	¥5,212,369
Total expense(3)	3,065,026	396,009	130,576	209,560	129,082	3,930,253
Income before income tax expense	539,939	208,386	224,429	273,028	36,334	1,282,116
Net income attributable to Mitsubishi UFJ Financial Group	189,751	192,970	199,093	241,445	36,560	859,819
Total assets at end of fiscal year	149,023,436	21,624,397	15,804,022	8,421,156	5,211,386	200,084,397
Fiscal year ended March 31, 2011:
Total revenue(2)	2,969,012	446,521	238,658	470,868	135,333	4,260,392
Total expense(3)	2,782,950	266,549	130,533	238,735	4,387	3,423,154
Income before income tax expense	186,062	179,972	108,125	232,133	130,946	837,238
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(103,003)	171,838	90,032	193,422	109,507	461,796
Total assets at end of fiscal year	145,778,973	23,481,443	17,044,207	10,908,164	5,648,501	202,861,288

Notes:

(1)	Other areas primarily include Canada, Latin America, the Caribbean and Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.

The following is an analysis of certain asset and liability accounts related to foreign activities at March 31, 2010 and 2011:

	2010	2011
	(in millions)
Cash and due from banks	¥347,773	¥304,188
Interest-earning deposits in other banks	4,039,789	5,132,127

Total	¥4,387,562	¥5,436,315

Trading account assets	¥14,826,329	¥18,393,393

Investment securities	¥5,648,126	¥6,003,420

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥20,161,551	¥19,962,692

Deposits	¥22,672,788	¥20,918,476

Funds borrowed:
Call money, funds purchased	¥173,829	¥213,930
Payables under repurchase agreements	6,559,641	5,870,083
Payables under securities lending transactions	261,270	270,189
Other short-term borrowings	1,744,690	1,469,984
Long-term debt	3,913,889	3,430,606

Total	¥12,653,319	¥11,254,792

Trading account liabilities	¥2,778,540	¥3,338,947

Fair Value	12 Months Ended
Mar. 31, 2011
Fair Value
Fair Value

29.    FAIR VALUE

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under the applicable accounting guidance. The guidance also specifies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, for example, the reporting entity's own data. Based on the observability of the inputs used in the valuation techniques, the following three-level hierarchy is specified by the guidance:

•	Level 1—Unadjusted quoted prices for identical instruments in active markets.

•

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instruments.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instruments.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The MUFG Group has an established and documented process for determining fair values in accordance with the guidance. When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is based upon valuation techniques that use, where possible, current market-based or non-market-based parameters, such as interest rates, yield curves, foreign exchange rates, volatilities and credit curves. The fair values of liabilities are determined by discounting future cash flows at a rate which incorporates the MUFG Group's own creditworthiness. In addition, valuation adjustments may be made to ensure the financial instruments are recorded at fair value. These adjustments include, but not limited to, amounts that reflect counterparty credit quality, liquidity risk and model risk.

The following section describes the valuation methodologies adopted by the MUFG Group to measure fair values of certain financial instruments. The discussion includes the general classification of such financial instruments in accordance with the valuation hierarchy, a brief explanation of the valuation techniques, the significant inputs to those models, and any additional significant assumptions.

Interest-earning Deposits in Other Banks

Certain interest-earning deposits are measured at fair value by using discounted cash flows due to election of the fair value option. Cash flows are estimated based on the terms of the contracts and discounted by markets rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation are readily observable, these deposits are classified in Level 2 of the valuation hierarchy.

Receivables Under Resale Agreements

Certain receivables under resale agreements are measured at fair value by using discounted cash flows due to election of the fair value option. Cash flows are estimated based on the terms of the contracts and discounted by the interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. These receivables are classified in Level 2 of the valuation hierarchy.

Trading Account Assets and Liabilities—Trading Securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair values of securities and such securities are classified in Level 1 of the valuation hierarchy. Examples of Level 1 securities include certain Japanese and foreign government bonds, residential mortgage-backed securities and marketable equity securities.

When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the valuation hierarchy. These securities include certain Japanese government agency bonds, Japanese prefectural and municipal bonds, foreign governments and official institutions bonds, corporate bonds, residential mortgage-backed securities and equity securities.

When quoted market prices are not available, the MUFG Group estimates fair values by using internal valuation techniques, quoted price of securities with similar characteristics or non-binding prices obtained from independent pricing vendors. Such securities include certain commercial papers, corporate bonds, asset-backed securities and residential mortgage-backed securities. For commercial papers, the MUFG Group estimates fair value by using discounted cash flow techniques. The cash flows are estimated in accordance with the terms of contracts and discounted using a discount rate based on yield curve estimated from market rates appropriate to the securities. Commercial papers are generally classified in Level 2 of the valuation hierarchy. For corporate bonds, the MUFG Group estimates fair value by using the internal models. Key inputs of the internal models include estimated cash flows based on the terms of the contracts, yield curves based on the market rates and volatilities. Corporate bonds which are valued using such methods are generally classified in Level 2 of the valuation hierarchy. If such key inputs are unobservable, they are classified in Level 3 of the valuation hierarchy. Certain investments in funds valued at net assets value are classified in Level 2 if they can be redeemed at their net asset value at the measurement date or in the near future.

When there is less liquidity for securities or significant inputs adopted in the fair value measurements are less observable, such securities are classified in Level 3 of the valuation hierarchy. Examples of such Level 3 securities include CLOs backed by general corporate loans, which are classified in asset-backed securities. Those CLO's are measured by weighting the estimated amounts from the internal models and the non-binding quotes from the independent broker-dealers. The weight of the broker-dealer quote is determined based on the result of inquiries to the broker-dealers for their basis of the fair value calculation with consideration of activity level of the market. Key inputs of the internal models include projected cash flows through an analysis of underlying loans, probability of default which incorporates market indices such as LCDX which is an index of loan credit default swaps, repayment rates and discount rates reflecting liquidity premiums based on historical market data.

Trading Account Assets and Liabilities—Derivatives

Exchange-traded derivatives valued using quoted prices are classified in Level 1 of the valuation hierarchy. Examples of Level 1 derivative include security future transactions and interest rate future transactions. However, the majority of the derivative contracts entered into by the MUFG Group are traded over-the-counter and valued using internally developed techniques as there are no quoted market prices for such instruments. The valuation models and inputs vary depending on the types and contractual terms of the derivative instruments. The principal models adopted to value those instruments include discounted cash flows, the Black-Scholes model and the Hull-White model. The key inputs include interest rate yield curve, foreign currency exchange rate, volatility, credit quality of the counterparty or the MUFG Group and spot price of the underlying. These models are commonly accepted in the financial industry and key inputs to the models are readily observable from an actively quoted market. Derivative instruments valued by such models and inputs are generally classified in Level 2 of the valuation hierarchy. Examples of such Level 2 derivatives include plain interest rate swaps, foreign currency forward contracts and currency option contracts.

Derivatives that are valued based on models with significant unobservable input are classified in Level 3 of the valuation hierarchy. Examples of Level 3 derivatives include long-term interest rate or currency swaps and certain credit derivatives, where significant inputs such as volatility, credit curves and correlation of such inputs are unobservable.

Investment Securities

Investment securities include available for sale debt and equity securities, whose fair values are measured using the same methodologies as the trading securities described above except for certain private placement bonds issued by Japanese non-public companies. Fair values of certain private placement bonds issued by Japanese non-public companies are measured based on discounted cash flow methods by using discount rate applicable to the maturity of the bonds, which are adjusted to reflect credit risk of issuers. From the second half of fiscal year ended March 31, 2010, the credit risk of issuers are included in the future cash flows being discounted at the date applicable to the maturity of the bonds. The private placement bonds are generally utilized to finance medium or small size non-public companies as an alternative of loans. These bonds are classified as either Level 2 or Level 3 of the valuation hierarchy depending on the significance of the adjustments for unobservable credit worthiness input. This account also includes investments in nonmarketable equity securities which are subject to specialized industry accounting practice. The valuation of such nonmarketable equity securities involves significant management judgment due to the absence of quoted market prices, lack of liquidity and the long term nature of these investments. Further, there may be restriction of transfer on nonmarketable equity securities. The MUFG Group values such securities initially at transaction price and subsequently adjusts valuations considering evidence such as current sales transactions of similar securities, initial public offerings, recent equity issuances and change in financial condition of an investee company. Nonmarketable equity securities are included in Level 3 of the valuation hierarchy.

Other Assets

Other assets measured at fair value mainly consist of securities that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments. The securities under lending transaction mainly consist of certain Japanese and foreign government bonds which are valued using the methodologies described in the "Trading Account Assets and Liabilities—Trading Securities" above.

Money in trust for segregating cash deposited by customers on security transactions mainly consists of certain Japanese government bonds which are valued using the methodologies described in the "Trading Account Assets and Liabilities—Trading Securities" above and is included in Level 1 or Level 2 of the valuation hierarchy depending on the component assets.

The fair values of derivatives designated as hedging instruments are measured using the methodologies described in the "Trading Account Assets and Liabilities—Derivatives" above.

Obligations to Return Securities Received as Collateral

Obligations to return securities received as collateral under the securities lending transactions are measured at fair values of securities received as collateral. The securities received as collateral consist primarily of certain Japanese and foreign government bonds, whose fair values are measured using the methodologies described in the "Trading Account Assets and Liabilities—Trading Securities" above.

Other Short-term Borrowings and Long-term Debt

Other short-term borrowings and long-term debt are measured at fair values due to election of the fair value option. These instruments under the fair value option are measured principally using internally developed models such as the discounted cash flow method. Where the inputs into the valuation are mainly based on observable inputs, these instruments are classified in Level 2 of the valuation hierarchy. Where significant inputs are unobservable, they are classified in Level 3 of the valuation hierarchy.

Market Valuation Adjustments

Counterparty credit risk adjustments are applied to certain financial assets such as over-the-counter derivatives. As not all counterparties have the same credit rating, it is necessary to take into account the actual credit rating of a counterparty to arrive at the fair value. In addition, the counterparty credit risk adjustment takes into account the effect of credit risk mitigates such as pledged collateral and legal right of offsets with the counterparty.

Own credit risk adjustments which reflect own creditworthiness are applied to financial liabilities measured at fair value.

Liquidity adjustments are applied mainly to the instruments classified in Level 3 of the fair value hierarchy when recent prices of such instruments are unobservable in inactive or less active markets. The liquidity adjustments are based on the facts and circumstances of the markets including the availability of external quotes and the time since the latest available quote.

Model valuation adjustments such as unobservable parameter valuation adjustments may be provided when the fair values of instruments are determined based on internally developed models. Examples of such adjustments include adjustments to the model price of certain derivative financial instruments where parameters such as correlation are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the possibility of error in the model based estimate value.

Investments in Certain Entities That Calculate Net Asset Value per Share

The MUFG Group has investments mainly in hedge funds, private equity funds, and real estate funds included in recurring and nonrecurring items.

Hedge funds are multi-disciplinary hedge funds that employ a fundamental bottom-up investment approach across various asset classes and strategies. The MUFG Group's investments in these funds are generally redeemable on a monthly-quarterly basis with 30-90 days notice.

Private equity funds have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry. Generally, these investments cannot be redeemed with the funds and the return of invested capital and its gains are derived from distributions received upon the liquidation of the underlying assets of the fund. It is estimated that the underlying assets of the fund would be liquidated within a ten year period.

Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. These investments are generally not redeemable with the funds. Distributions from each fund will be received as the underlying investments of the funds are liquidated. It is estimated that the underlying assets of the funds would be liquidated within a three year period.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2010 and 2011:

	March 31, 2010
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥13,308,112	¥4,332,959	¥1,166,538	¥18,807,609
Debt securities
Japanese national government and Japanese government agency bonds	4,480,316	94,718	—	4,575,034
Japanese prefectural and municipal bonds	—	91,076	—	91,076
Foreign governments and official institutions bonds	6,237,215	487,898	171,534	6,896,647
Corporate bonds	—	1,072,625	494,987	1,567,612
Residential mortgage-backed securities	1,402,188	200,096	56,468	1,658,752
Commercial mortgage-backed securities	—	—	17,315	17,315
Asset-backed securities	—	127,301	389,061	516,362
Other debt securities	—	5,166	—	5,166
Commercial paper	—	1,473,625	—	1,473,625
Equity securities(2)	1,188,393	780,454	37,173	2,006,020
Trading derivative assets	25,878	8,446,637	382,952	8,855,467
Investment securities:
Securities available for sale	43,871,776	4,176,491	2,363,609	50,411,876
Debt securities
Japanese national government and Japanese government agency bonds	38,324,775	1,108,086	—	39,432,861
Japanese prefectural and municipal bonds	—	277,831	3,069	280,900
Foreign governments and official institutions bonds	1,223,777	33,852	87,597	1,345,226
Corporate bonds	—	1,311,183	2,163,465	3,474,648
Residential mortgage-backed securities	3,839	910,745	26,827	941,411
Commercial mortgage-backed securities	—	38,820	14,475	53,295
Asset-backed securities	—	260,723	67,095	327,818
Other debt securities	—	47	990	1,037
Marketable equity securities	4,319,385	235,204	91	4,554,680
Other investment securities	—	1,122	33,904	35,026
Others(3)(4)	442,086	206,447	17,217	665,750

Total	¥57,647,852	¥17,163,656	¥3,964,220	¥78,775,728

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥166,020	¥2,629	¥—	¥168,649
Trading derivative liabilities	77,470	8,031,143	411,564	8,520,177
Obligation to return securities received as collateral	3,071,320	158,001	—	3,229,321
Others(5)	—	467,590	45,347	512,937

Total	¥3,314,810	¥8,659,363	¥456,911	¥12,431,084

	March 31, 2011
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥12,644,634	¥5,009,610	¥1,137,411	¥18,791,655
Debt securities
Japanese national government and Japanese government agency bonds	2,739,773	132,582	—	2,872,355
Japanese prefectural and municipal bonds	—	70,279	—	70,279
Foreign governments and official institutions bonds	6,857,423	1,042,185	115,557	8,015,165
Corporate bonds	—	1,277,076	554,364	1,831,440
Residential mortgage-backed securities	2,151,410	310,459	53,688	2,515,557
Commercial mortgage-backed securities	—	—	39,076	39,076
Asset-backed securities	—	86,468	353,835	440,303
Other debt securities	—	6,896	—	6,896
Commercial paper	—	1,457,637	—	1,457,637
Equity securities(2)	896,028	626,028	20,891	1,542,947
Trading derivative assets	76,514	9,854,646	101,980	10,033,140
Interest rate contracts	14,201	7,391,719	14,618	7,420,538
Foreign exchange contracts	169	2,232,386	81,945	2,314,500
Equity contracts	48,101	32,266	1,411	81,778
Commodity contracts	14,043	154,768	2,512	171,323
Credit derivative contracts	—	43,507	1,494	45,001
Investment securities:
Securities available for sale	48,178,801	4,053,521	2,203,312	54,435,634
Debt securities
Japanese national government and Japanese government agency bonds	43,813,364	906,258	—	44,719,622
Japanese prefectural and municipal bonds	—	199,227	1,054	200,281
Foreign governments and official institutions bonds	723,020	135,362	130,409	988,791
Corporate bonds	—	1,131,570	2,007,972	3,139,542
Residential mortgage-backed securities	2,587	1,112,201	23,783	1,138,571
Commercial mortgage-backed securities	—	22,243	8,147	30,390
Asset-backed securities	—	421,598	30,792	452,390
Other debt securities	—	—	960	960
Marketable equity securities	3,639,830	125,062	195	3,765,087
Other investment securities	—	1,116	35,908	37,024
Others(3)(4)	432,154	229,825	15,303	677,282

Total	¥61,332,103	¥19,148,718	¥3,493,914	¥83,974,735

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥27,988	¥2,580	¥—	¥30,568
Trading derivative liabilities	30,647	9,708,928	138,831	9,878,406
Interest rate contracts	2,116	7,253,626	74,576	7,330,318
Foreign exchange contracts	279	2,229,960	49,034	2,279,273
Equity contracts	19,581	52,870	11,892	84,343
Commodity contracts	8,671	127,065	1,533	137,269
Credit derivative contracts	—	45,407	1,796	47,203
Obligation to return securities received as collateral	3,069,717	198,058	—	3,267,775
Others(5)	—	442,946	18,183	461,129

Total	¥3,128,352	¥10,352,512	¥157,014	¥13,637,878

Notes:

(1)	Includes securities under fair value option.
(2)	Includes investments valued at net asset value of ¥304,120 million and ¥193,249 million at March 31, 2010 and 2011, respectively. The unfunded commitments related to these investments at March 31, 2010 and 2011 are ¥6,455 million and ¥5,780 million, respectively. These investments are mainly hedge funds.
(3)	Includes interest-earning deposits in other banks, receivables under resale agreements, securities under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2010 were ¥7,050 million, ¥4,002 million and ¥3,972 million, respectively, and those at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2010 were ¥2,758 million, ¥3,325 million and ¥3,532 million, respectively, and those at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 and Level 2

During the fiscal year ended March 31, 2011, the transfers between Level 1 and Level 2 were not significant.

Changes in Level 3 Recurring Fair Value Measurements

The following table presents a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2010 and 2011. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable parameters to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	March 31, 2009	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements	Transfer into Level 3(6)	Transfer out of Level 3(6)		March 31, 2010	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2010
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,906,009	¥182,968	(2)	¥—	¥(580,019)	¥14,582	¥(357,002)		¥1,166,538	¥91,316	(2)
Debt securities
Foreign governments and official institutions bonds	193,673	1,420		—	(4,367)	—	(19,192)		171,534	(1,041)
Corporate bonds	509,257	29,123		—	3,631	14,582	(61,606)		494,987	22,984
Residential mortgage-backed securities	113,495	17,091		—	(74,118)	—	—		56,468	11,328
Commercial mortgage-backed securities	16,401	7,387		—	(6,473)	—	—		17,315	6,763
Asset-backed securities	702,996	70,737		—	(330,899)	—	(53,773)		389,061	45,512
Other debt securities	—	—		—	—	—	—		—	—
Commercial paper	—	—		—	—	—	—		—	—
Equity securities	370,187	57,210		—	(167,793)	—	(222,431	)(5)	37,173	5,770
Trading derivatives (Net)	4,491	(16,391	)(2)	(45)	(37,378)	24,767	(4,056)		(28,612)	30,262	(2)
Investment securities:
Securities available for sale	3,335,664	(4,857	)(3)	30,835	(349,625)	308,526	(956,934)		2,363,609	(24,775	)(3)
Debt securities
Japanese prefectural and municipal bonds	4,471	13		—	(1,415)	—	—		3,069	8
Foreign governments and official institutions bonds	24,148	(6)		4,235	59,220	—	—		87,597	(6)
Corporate bonds	3,043,083	(4,845)		23,113	(382,381)	308,526	(824,031)		2,163,465	(24,792)
Residential mortgage-backed securities	32,302	(1)		38	(5,512)	—	—		26,827	(1)
Commercial mortgage-backed securities	18,086	1		(503)	(3,109)	—	—		14,475	1
Asset-backed securities	205,271	(85)		2,543	(7,731)	—	(132,903)		67,095	(16)
Other debt securities	1,357	56		40	(463)	—	—		990	31
Marketable equity securities	6,946	10		1,369	(8,234)	—	—		91	—
Other investment securities	42,681	(7,757	)(4)	46	(328)	—	(738)		33,904	(8,089	)(4)
Others	18,312	(1,212	)(4)	—	117	—	—		17,217	(1,027	)(4)

Total	¥5,307,157	¥152,751		¥30,836	¥(967,233)	¥347,875	¥(1,318,730)		¥3,552,656	¥87,687

Liabilities
Others	¥(133,087)	¥(1,526	)(4)	¥(17,391)	¥5,955	¥153,524	¥38		¥45,347	¥6,876	(4)

Total	¥(133,087)	¥(1,526)		¥(17,391)	¥5,955	¥153,524	¥38		¥45,347	¥6,876

	March 31, 2010	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements	Transfer into Level 3(6)		Transfer out of Level 3(6)		March 31, 2011	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2011
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,166,538	¥2,077	(2)	¥—	¥(98,921)	¥87,162		¥(19,445)		¥1,137,411	¥(10,933	)(2)
Debt securities
Foreign governments and official institutions bonds	171,534	(1,720)		—	(64,468)	10,211		—		115,557	(6,688)
Corporate bonds	494,987	(12,756)		—	9,697	76,949	(7)	(14,513	)(7)	554,364	(7,892)
Residential mortgage-backed securities	56,468	5,963		—	(8,743)	—		—		53,688	5,062
Commercial mortgage-backed securities	17,315	3,425		—	18,336	—		—		39,076	2,890
Asset-backed securities	389,061	(632)		—	(29,662)	—		(4,932)		353,835	(4,306)
Equity securities	37,173	7,797		—	(24,081)	2		—		20,891	1
Trading derivatives—net	(28,612)	(9,821	)(2)	5,948	(23,117)	31,005		(12,254)		(36,851)	(4,571	)(2)
Interest rate contracts—net	(45,467)	(4,991)		—	(14,513)	14,212		(9,199)		(59,958)	6
Foreign exchange contracts—net	6,440	46		5,963	(5,245)	16,826		8,881		32,911	(2,201)
Equity contracts—net	(8,272)	(982)		(15)	(1,212)	—		—		(10,481)	(2,417)
Commodity contracts—net	14,003	276		—	(1,331)	(33)		(11,936)		979	434
Credit derivative contracts—net	4,684	(4,170)		—	(816)	—		—		(302)	(393)
Investment securities:
Securities available for sale	2,363,609	(431	)(3)	7,476	(354,656)	503,817		(316,503)		2,203,312	(16,526	)(3)
Debt securities
Japanese prefectural and municipal bonds	3,069	9		3	(2,027)	—		—		1,054	2
Foreign governments and official institutions bonds	87,597	(378)		1,888	41,302	—		—		130,409	(296)
Corporate bonds	2,163,465	3,844		6,150	(371,409)	503,817	(7)	(297,895	)(7)	2,007,972	(14,699)
Residential mortgage-backed securities	26,827	(1,629)		180	(1,595)	—		—		23,783	(1)
Commercial mortgage-backed securities	14,475	(1,522)		863	(5,669)	—		—		8,147	(1,522)
Asset-backed securities	67,095	(733)		(1,612)	(15,350)	—		(18,608)		30,792	11
Other debt securities	990	(20)		—	(10)	—		—		960	(20)
Marketable equity securities	91	(2)		4	102	—		—		195	(1)
Other investment securities	33,904	384	(4)	(337)	2,670	—		(713)		35,908	(131	)(4)
Others	17,217	(1,489	)(4)	—	(425)	—		—		15,303	(1,182	)(4)

Total	¥3,552,656	¥(9,280)		¥13,087	¥(474,449)	¥621,984		¥(348,915)		¥3,355,083	¥(33,343)

Liabilities
Others	¥45,347	¥2,453	(4)	¥21,184	¥(3,905)	¥378		¥—		¥18,183	¥(14,902	)(4)

Total	¥45,347	¥2,453		¥21,184	¥(3,905)	¥378		¥—		¥18,183	¥(14,902)

Notes:

(1)	Includes trading securities under fair value option.
(2)	Included in trading account profits (losses)—net and in foreign exchange gains (losses)—net.
(3)	Included in investment securities gains (losses)—net.
(4)	Included in trading account profits (losses)—net.
(5)	The MUFG Group reclassified investments in certain hedge funds from Level 3 to Level 2 because they were redeemable at net asset value at the measurement date or in the near future.
(6)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period during the fiscal year ended March 31, 2011 while all transfers out of Level 3 were assumed to have occurred at the end of the period during the fiscal year ended March 31, 2010.
(7)	Transfers out of and into Level 3 for corporate bonds were due to changes in the impact of unobservable credit worthiness inputs to the entire fair value measurement of the private placement bonds issued by Japanese non-public companies. Unobservable credit worthiness inputs include probability of default based on credit rating of the bond issuers and loss given default which are based on the MUFG Group's internal data.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting or write-downs of individual assets. The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2010 and 2011:

	March 31, 2010
	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥14,127	¥14,127
Loans	10,346	37,247	385,979	433,572
Premises and equipment	—	—	11,025	11,025
Intangible assets	—	—	52,262	52,262
Other assets(1)(2)	144,659	—	29,781	174,440

Total	¥155,005	¥37,247	¥493,174	¥685,426

Notes:

(1)	Includes investments valued at net asset value of ¥22,686 million. The unfunded commitments related to these investments are ¥12,269 million. These investments are private equity funds.
(2)	Includes investments in equity method investees.

	March 31, 2011
	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥5,185	¥5,185
Loans	12,243	14,843	343,696	370,782
Loans held for sale	—	1,901	4,726	6,627
Collateral dependent loans	12,243	12,942	338,970	364,155
Premises and equipment	—	—	10,371	10,371
Intangible assets	—	—	32,833	32,833
Other assets	51,083	—	20,128	71,211
Investments in equity method investees(1)	51,083	—	13,853	64,936
Other	—	—	6,275	6,275

Total	¥63,326	¥14,843	¥412,213	¥490,382

Note:

(1)	Includes investments valued at net asset value of ¥14,098 million. The unfunded commitments related to these investments are ¥5,407 million. These investments are private equity funds.

The following table presents the nonrecurring changes in fair value which have been recorded during the fiscal years ended March 31, 2010 and 2011:

Losses for the fiscal year ended March 31, 2010
(in millions)
Investment securities	¥26,262
Loans	211,471
Premises and equipment	10,548
Intangible assets	12,400
Other assets(1)	110,722

Total	¥371,403

Note:

(1)	Includes investments in equity method investees. The MUFG Group recorded impairment losses on investments in equity method investees, in mainly a consumer finance company, of ¥110,189 million.

Losses for the fiscal year ended March 31, 2011
(in millions)
Investment securities	¥3,364
Loans	160,862
Loans held for sale	1,263
Collateral dependent loans	159,599
Premises and equipment	11,497
Intangible assets	26,566
Other assets	23,827
Investments in equity method investees	21,895
Other	1,932

Total	¥226,116

Investment securities include mainly impaired cost-method nonmarketable equity securities which were written down to fair value during the period. The fair values are determined based on recent financial position and projected future cash flows of investees.

Loans include loans held for sale and collateral dependent loans. Loans held for sale are recorded at the lower of cost or estimated fair value. The fair value of the loans held for sale is based on secondary market, recent transactions or discounted cash flows. These loans are principally classified in Level 3 of the valuation hierarchy, and when quoted prices are available but not traded actively, such loans held for sale are classified in Level 2 of the valuation hierarchy. Collateral dependent loans are measured at fair value of the underlying collateral. Collaterals are comprised mainly of real estate and exchange traded equity securities. The MUFG Group maintains an established process for internally determining the fair value of real estate, using the following valuation techniques and assumptions. Collateral dependent loans that are measured based on underlying real estate collateral are classified in Level 3 of the valuation hierarchy.

•

Replacement cost approach. The replacement cost approach is primarily used for buildings and land they are built on. This approach calculates the collateral value based on the replacement cost of the property as of the valuation date. Replacement cost tables and useful life tables used for this approach are developed by appraising subsidiaries.

•

Sales comparison approach. The sales comparison approach is mainly used for land. The collateral value is based on Japanese government official land prices and standard land prices, considering the results of comparison analysis between the official roadside value which is used for tax purposes and the related government official land and standard land prices.

•

Income approach. The income approach is, as a general rule, applied to all rental properties. This approach calculates the collateral value using expected future cash flows. In this approach, the expected annual net operating income is discounted by the related capitalization yield. The significant assumptions within the income approach are the expected annual net operating income and capitalization yield. The expected annual net operating income is estimated based on rental income of the property. The capitalization yield is determined based on the location and use of the property by appraising subsidiaries. The capitalization yield may be adjusted to reflect the trends in locations, occupancy rates and rent level and other factors.

Premises and equipment consist of those assets which were written down to fair value. The fair values are determined based on price obtained from an appraiser or discounted cash flows. These impaired premises and equipment are classified as Level 3 of the valuation hierarchy.

Intangible assets consist of those assets which were written down to fair values. The fair values are determined based on discounted cash flows. These impaired intangible assets are classified as Level 3 of the valuation hierarchy.

Other assets mainly consist of investments in equity method investees which were written down to fair value due to impairment. The MUFG Group records impairment losses when a decline in fair value below cost is other than temporary based on the quoted market price. The impairment losses are included in equity in losses of equity method investees in the consolidated statements of operations. When investments in equity method investees are marketable equity securities, the fair values are determined based on quoted market prices. Impaired investments in equity method investees which are marketable equity securities are classified in either Level 1 or Level 2 of the valuation hierarchy. When investments in equity method investees are nonmarketable equity securities, the fair values are determined using the same methodologies as impaired nonmarketable equity securities described above. Impaired investments in equity method investees which are nonmarketable equity securities are classified in Level 3 of the valuation hierarchy.

Fair Value Option

The MUFG Group elected the fair value option for foreign currency-denominated debt securities and equity securities held by BTMU and MUTB. The election was made to mitigate accounting mismatches related to fluctuations of foreign exchange rates as the gains and losses on translation of these securities were reflected in other changes in equity from nonowner sources, while the gains and losses on translation of foreign currency-denominated financial liabilities were included in current earnings.

The MUFG Group also elected the fair value option for certain financial instruments held by MUSHD's foreign subsidiaries because those financial instruments are managed on a fair value basis, and these exposures are considered to be trading-related positions. These financial assets are included in interest-earning deposits in other banks and receivables under resale agreements. These financial liabilities are included in other short-term borrowings and long-term debt. Unrealized gains and losses on such financial instruments are recognized in the consolidated statements of operations.

The following table presents the gains or losses recorded during the fiscal years ended March 31, 2010 and 2011 related to the eligible instruments for which the MUFG Group elected the fair value option:

	For the fiscal year ended March 31,
	2010			2011
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥(1,277)	¥—	¥(1,277)	¥243	¥—	¥243
Receivables under resale agreements(1)	(5,240)	—	(5,240)	4,736	—	4,736
Trading account securities	327,338	(371,660)	(44,322)	68,618	(837,459)	(768,841)

Total	¥320,821	¥(371,660)	¥(50,839)	¥73,597	¥(837,459)	¥(763,862)

Financial liabilities:
Other short-term borrowings(1)	530	—	530	(454)	—	(454)
Long-term debt(1)	56,282	—	56,282	(114,528)	—	(114,528)

Total	¥56,812	¥—	¥56,812	¥(114,982)	¥—	¥(114,982)

Note:

(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2010 and 2011, for long-term receivables and debt instruments for which the fair value option has been elected:

	2010			2011
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value under remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥31,500	¥30,832	¥(668)	¥26,000	¥26,192	¥192

Total	¥31,500	¥30,832	¥(668)	¥26,000	¥26,192	¥192

Financial liabilities:
Long-term debt	¥792,059	¥615,618	¥(176,441)	¥722,752	¥575,969	¥(146,783)

Total	¥792,059	¥615,618	¥(176,441)	¥722,752	¥575,969	¥(146,783)

Interest income and expense and dividend income related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates specified in the transactions and reported in the consolidated statements of operations as either interest income or expense, depending on the nature of the related asset or liability.

Estimated Fair Value of Financial Instruments

In addition to financial instruments measured and disclosed on a fair value basis, the disclosure of the estimated fair value of financial instruments that are not carried at fair value is also required. The following is a summary of carrying amounts and estimated fair values of financial instruments at March 31, 2010 and 2011:

	2010		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, and Receivables under resale agreements and Receivable under securities borrowing transactions	¥17,465	¥17,465	¥19,486	¥19,486
Trading account assets, excluding derivatives	18,808	18,808	18,792	18,792
Investment securities	54,514	55,058	58,642	59,108
Loans, net of allowance for credit losses	90,870	91,812	86,262	87,054
Other financial assets	4,361	4,361	4,677	4,677
Derivative financial instruments:
Trading activities	8,855	8,855	10,033	10,033
Activities qualifying for hedges	9	9	2	2
Financial liabilities:
Non-interest-bearing deposits, Call money and funds purchased, and Payables under repurchase agreements and Payable under securities lending transactions	¥34,969	¥34,969	¥35,544	¥35,544
Interest-bearing deposits	117,868	117,972	117,894	117,960
Trading account liabilities, excluding derivatives	169	169	31	31
Obligations to return securities received as collateral	3,229	3,229	3,268	3,268
Due to trust account	1,560	1,560	634	634
Other short-term borrowings	6,097	6,097	8,488	8,488
Long-term debt	14,162	14,369	13,357	13,557
Other financial liabilities	3,981	3,981	4,635	4,635
Derivative financial instruments:
Trading activities	8,520	8,520	9,878	9,878
Activities qualifying for hedges	1	1	—	—

Not all of the financial instruments held by the MUFG Group are recorded at fair value on the consolidated balance sheets. The methodologies and assumptions used to estimate fair value of financial instruments that are not recorded at fair value on the consolidated balance sheets are summarized below:

Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions—For cash and due from banks including interest-earning deposits in other banks, call loans and funds sold, receivables under resale agreements and receivable under securities borrowing transactions, the carrying amounts are a reasonable estimate of the fair values because of their short-term nature and limited credit risk.

Investment securities—The fair values of investment securities other than those classified as available for sale or being held to maturity (i.e., nonmarketable equity securities) are not readily determinable as they do not have quoted market prices or secondary market prices available. The fair values of certain nonmarketable equity securities, such as preferred stock convertible to marketable common stock in the future, issued by public companies are determined by utilizing commonly accepted valuation models, which applies a logic to derive a fair value using the present value of dividend cash flows and option prices. For option prices, the Trinomial Tree Method determines possible paths of future stock prices using a forward rate for a common stock, and the price is calculated by multiplying the possible paths of future stock prices by the expected cash flows generated from the probability of exercising options or upon exercising of the options. Parameters used for the valuation include but are not limited to stock price, volatility and credit spread. The valuation is performed on a quarterly basis. At the time of any sale, the MUFG Group generally separately calculates a valuation to be used in sales price negotiations with the counterparty. The price agreed between the MUFG Group and a counterparty is also used as a reference for validating the appropriateness of previous valuations of the investment. The MUFG Group performs periodic validation of the valuation models. Specifically, the sensitivity and appropriateness of parameters are verified by using different valuation models employed by the MUFG Group. It is not practicable for the MUFG Group to estimate the fair value of other nonmarketable securities issued by non-public companies for which a quoted market price is not available. For these securities, the MUFG Group is unable to estimate fair value without incurring undue cost because they comprise investments in numerous unlisted companies and each investment represents an insignificant percentage relative to each company. Therefore, the above summary does not include the carrying amounts of such investment securities. The amounts not included in the above summary are ¥532 billion and ¥515 billion at March 31, 2010 and 2011, respectively.

Loans—The fair value of loans are estimated by discounting expected future cash flows based on types of loans, internal ratings and possibility of prepayment using the discount rates which include adjustments to reflect the expectations about possible variations to the current market rates. For certain residential loans with variable interest rates provided to individual home owners, the carrying amount is presented as the fair value since such carrying amount approximates the fair value, unless the creditworthiness of the borrower has changed significantly since the loan origination. Where quoted market prices or estimated fair values are available, primarily for loans to refinancing countries, loans held for sales and certain other foreign loans, the fair values are based on such market prices and estimated fair values, including secondary market prices. For receivables from bankrupt, virtually bankrupt, and likely to become bankrupt borrowers, credit loss is estimated based on the present value of expected future cash flow or the expected amount to be collected from collaterals and guarantees. The carrying amount is presented as the fair value since the fair value approximates such carrying amount.

Other financial assets—The estimated fair values of other financial assets, which primarily include accrued interest receivable, customers' acceptance liabilities and accounts receivable, approximate their carrying amounts. The above summary does not include the carrying amounts of investments in equity method investees amounting to ¥585 billion and ¥676 billion at March 31, 2010 and 2011, respectively.

Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions—For non-interest-bearing deposits, the amount payable on demand as of the balance sheet date (i.e., the carrying amount) is considered to be the fair value. For call money and funds purchased, payables under repurchase agreements and payable under securities lending transactions, the carrying amount are reasonable estimate of the fair value because of their short-term nature and limited credit risk.

Interest–bearing deposits—For variable rate time deposits, the carrying amount is presented as the fair value because the market interest rate is reflected in such deposits within a short time period. Fixed rate time deposits are grouped by certain maturity lengths. The fair value of such deposits are estimated by discounting expected future cash flows using the discount rates that would be applied to newly accepted deposits.

Due to trust account—Since these are cash deposits with no maturity, the carrying amount is presented as the fair value as the fair value approximates such carrying amount.

Other short-term borrowings—For most other short-term borrowings, the carrying amount is presented as the fair value since such carrying amount approximates the fair value because of their short-term nature and limited credit risk.

Long-term debt—The fair value of corporate bonds issued by the MUFG Group is determined based on market price of these corporate bonds. The fair value of fixed rate corporate bonds without market prices is the present value of expected future cash flow from these borrowings, which is discounted at an interest rate generally applicable to similar borrowings reflecting the premium applicable to the MUFG Group. For variable rate corporate bonds without market prices, the carrying amount of such bonds is presented as the fair value since such carrying amount approximates the fair value. This is on the basis that the market interest rate is reflected in the fair value of such corporate bonds because such bond terms were set within a short time period and that there has been no significant impact on the fair value of those bonds.

Other financial liabilities—The estimated fair values of other financial liabilities, which primarily include accrued interest payable, bank acceptances, accounts payable and obligations under standby letters of credit and guarantees, approximate their carrying amounts. The fair values of obligations under standby letters of credit and guarantees are based on fees received or receivable by the MUFG Group.

The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2010 and 2011 was not material.

The fair value estimates presented herein are based on pertinent information available to management at March 31, 2010 and 2011. These amounts have not been comprehensively revalued since that date and, therefore, current estimates of fair values may have changed significantly from the amounts presented herein.

Stock-Based Compensation	12 Months Ended
Mar. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

30.    STOCK-BASED COMPENSATION

The following describes stock-based compensation plans of MUFG, BTMU, MUTB, MUSHD, MUMSS and UNBC.

MUFG, BTMU, MUTB, MUSHD and MUMSS

MUFG, BTMU, MUTB, MUSHD and MUMSS elected to introduce a stock-based compensation plan for directors, executive officers and corporate auditors ("officers") and obtained the necessary shareholder approval at their respective ordinary general meetings.

Following the approval, MUFG resolved at the meeting of the Board of Directors to issue stock compensation type stock options ("Stock Acquisition Rights") to officers of MUFG, BTMU, MUTB, MUSHD and MUMSS. Usually, the Stock Acquisition Rights would be issued and granted to these officers once a year.

The class of shares to be issued or transferred on exercise of the Stock Acquisition Rights is common stock of MUFG. The number of shares to be issued or transferred on exercise of each Stock Acquisition Right ("number of granted shares") is 100 shares. In the event of stock split or stock merger of common stock of MUFG, the number of granted shares shall be adjusted in accordance with the ratio of stock split or stock merger. If any events occur that require the adjustment of the number of granted shares (e.g., mergers, consolidations, corporate separations or capital reductions of MUFG), MUFG shall appropriately adjust the number of granted shares to a reasonable extent.

The contractual term of the Stock Acquisition Rights is approximately 30 years from the date of grant. Some of the Stock Acquisition Rights vest on the date of grant and the rest of the rights graded vest depending on the holder's service period as officers. The Stock Acquisition Rights are only exercisable after the date on which the following conditions are met: (1) holder as a director or an executive officer loses the status of both director and executive officer, and (2) a holder as a corporate auditor loses the status of a corporate auditor. The exercise price is ¥1 per share.

The following is a summary of the Stock Acquisition Rights transactions of MUFG, BTMU, MUTB, MUSHD and MUMSS for the fiscal year ended March 31, 2011:

	Fiscal year ended March 31, 2011
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding, beginning of fiscal year	9,974,800	¥1
Granted	7,911,800	1
Exercised	(2,883,000)	1
Forfeited or Expired	(146,400)	1

Outstanding, end of fiscal year	14,857,200	¥1	28.57	¥5,690

Exercisable, end of fiscal year	—	¥—	—	¥—

The fair value of the Stock Acquisition Rights is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions described in the following table. The risk-free rate is based on the Japanese government bonds yield curve in effect at the date of grant based on the expected term. The expected volatility is based on the historical data from traded common stock of MUFG. The expected term is based on the average service period of officers of MUFG, BTMU, MUTB, MUSHD and MUMSS, which represents the expected outstanding period of the Stock Acquisition Rights granted. The expected dividend yield is based on the dividend rate of common stock of MUFG at the date of grant.

	Fiscal years ended March 31,
	2010	2011
Risk-free interest rate	0.53%	0.23%
Expected volatility	44.46%	43.97%
Expected term (in years)	4	4
Expected dividend yield	2.25%	2.91%

The weighted average grant date fair value of the Stock Acquisition Rights granted during the fiscal years ended March 31, 2010 and 2011 was ¥48,700 and ¥36,600, respectively.

The MUFG Group recognized ¥2,638 million and ¥2,839 million of compensation cost related to the Stock Acquisition Rights with ¥1,073 million and ¥1,155 million of corresponding tax benefit during the fiscal years ended March 31, 2010 and 2011, respectively. As of March 31, 2011, the total unrecognized compensation cost related to the Stock Acquisition Rights was ¥560 million and it is expected to be recognized over a period of three months.

Cash received from exercise of the Stock Acquisition Rights for the fiscal year ended March 31, 2011 was ¥3 million. The actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights was ¥836 million for the fiscal year ended March 31, 2011.

UNBC

UnionBanCal Corporation Stock Bonus Plan (Stock Bonus Plan)

Effective as of April 27, 2010, UNBC adopted the Stock Bonus Plan. Under the Stock Bonus Plan, UNBC grants restricted stock units settled in American Depositary Receipts (ADRs) representing shares of common stock of UNBC's indirect parent company, MUFG, to key employees at the discretion of the Executive Compensation and Benefits Committee of the Board of Directors (the Committee). The Committee determines the number of shares, vesting requirements and other features and conditions of the restricted stock units. Under the Stock Bonus Plan, MUFG ADRs are purchased in the open market upon the vesting of the restricted stock units, through a revocable trust. There is no amount authorized to be issued under the Plan since all shares are purchased in the open market. These awards generally vest pro-rata on each anniversary of the grant date and become fully vested three years from the grant date, provided that the employee has completed the specified continuous service requirement. Generally, the grants vest earlier if the employee dies, is permanently and totally disabled, retires under certain grant, age and service conditions, or terminates employment under certain conditions.

Under the Stock Bonus Plan, the restricted stock unit participants do not have dividend rights, voting rights or other stockholder rights. The grant-date fair value of these awards is equal to the closing price of the MUFG ADRs on date of grant.

On November 15, 2010, UNBC granted 3,995,505 restricted stock units under the Stock Bonus Plan to certain key employees, with a grant date fair value of  $4.72 per unit and pro-rata vesting for the majority of the restricted stock units on April 15, 2011, 2012 and 2013. During 2010, there were 41,320 restricted stock units forfeited and 10,595 restricted stock units vested. Compensation cost for these restricted stock units is being recognized over the period during which the employees are required to provide service. UNBC recognized  $3 million of compensation cost, which includes the impact of estimated forfeitures, with a corresponding tax benefit of  $1 million. As of December 31, 2010, there was  $16 million unrecognized compensation cost, which is expected to be recognized over 3 years, related to the 3,943,590 restricted stock units outstanding.

Management Stock Plans prior to Privatization Transaction in 2008

On November 4, 2008, all outstanding awards under the management stock plans were canceled in exchange for the right to receive the cash value of those awards. These plans were terminated in December 2008, and no additional awards were granted under these plans in 2009 and 2010.

Parent Company Only Financial Information	12 Months Ended
Mar. 31, 2011
Parent Company Only Financial Information
Parent Company Only Financial Information

31.    PARENT COMPANY ONLY FINANCIAL INFORMATION

Distributions of retained earnings of BTMU and MUTB are restricted in order to meet the minimum capital adequacy requirements under the Banking Law. Also, retained earnings of these banking subsidiaries are restricted, except for ¥4,099,736 million, in accordance with the statutory reserve requirements under the Company Law at March 31, 2011 (see Notes 17 and 19).

The following table presents the parent company only financial information of MUFG:

Condensed Balance Sheets

	2010	2011
	(in millions)
Assets:
Cash and interest-earning deposits with banks	¥86,491	¥151,531
Investments in subsidiaries and affiliated companies	10,240,801	9,607,046
Investment in Morgan Stanley	988,731	967,621
Other assets	73,868	97,435

Total assets	¥11,389,891	¥10,823,633

Liabilities and Shareholders' equity:
Short-term borrowings from subsidiaries	¥1,129,452	¥1,566,981
Long-term debt from subsidiaries and affiliated companies	1,088,149	792,203
Long-term debt	230,045	22
Other liabilities	75,327	120,603

Total liabilities	2,522,973	2,479,809

Total shareholders' equity	8,866,918	8,343,824

Total liabilities and shareholders' equity	¥11,389,891	¥10,823,633

Condensed Statements of Operations

	2009	2010	2011
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥241,129	¥203,443	¥341,687
Dividends from Morgan Stanley	43,041	78,244	71,216
Management fees from subsidiaries	16,985	17,522	16,510
Interest income	651	8	102
Foreign exchange gains—net	42,531	43,461	93,310
Other income	6,043	5,946	1,923

Total income	350,380	348,624	524,748

Expense:
Operating expenses	15,404	15,296	13,981
Interest expense to subsidiaries and affiliated companies	34,436	41,921	42,752
Interest expense	5,247	4,087	2,856
Other expense	1,758	1,326	934

Total expense	56,845	62,630	60,523

Equity in undistributed net income (loss) of subsidiaries and affiliated companies	(1,740,354)	613,264	61,902

Income (loss) before income tax expense	(1,446,819)	899,258	526,127
Income tax expense	21,221	39,439	64,331

Net income (loss)	¥(1,468,040)	¥859,819	¥461,796

Condensed Statements of Cash Flows

	2009	2010	2011
	(in millions)
Operating activities:
Net income (loss)	¥(1,468,040)	¥859,819	¥461,796
Adjustments and other	1,793,971	(634,891)	(120,881)

Net cash provided by operating activities	325,931	224,928	340,915

Investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	24,002	1,526	250,000
Purchases of equity investments in subsidiaries and affiliated companies	(941,617)	(1,406,479)	(89,042)
Purchases of other investment securities	(927,944)	(5)	—
Net decrease (increase) in interest-earning deposits with banks	21,267	(49,663)	(70,502)
Other—net	(1,495)	(52,481)	(1,486)

Net cash provided by (used in) investing activities	(1,825,787)	(1,507,102)	88,970

Financing activities:
Net increase in short-term borrowings from subsidiaries	879,460	143,403	531,197
Proceeds from issuance of long-term debt to subsidiaries and affiliated companies	391,997	380,499	—
Repayment of long-term debt	(220,000)	(100,007)	(230,025)
Repayment of long-term debt to subsidiaries and affiliated companies	(3,700)	(12,800)	(295,652)
Proceeds from issuance of common stock, net of stock issue expenses	278,725	1,026,341	—
Proceeds from issuance of preferred stock, net of stock issue expenses	388,623	—	—
Proceeds from sales of treasury stock	184,617	30	4
Payments for acquisition of preferred stock	—	—	(250,000)
Payments to acquire treasury stock	(238,842)	(246)	(30)
Dividends paid	(153,260)	(149,551)	(190,455)
Other—net	(3,035)	(2,269)	(386)

Net cash provided by (used in) financing activities	1,504,585	1,285,400	(435,347)

Net increase (decrease) in cash and cash equivalents	4,729	3,226	(5,462)
Cash and cash equivalents at beginning of fiscal year	8,533	13,262	16,488

Cash and cash equivalents at end of fiscal year	¥13,262	¥16,488	¥11,026

SEC Registered Funding Vehicles Issuing Non-Dilutive Preferred Securities	12 Months Ended
Mar. 31, 2011
SEC Registered Funding Vehicles Issuing Non-Dilutive Preferred Securities
SEC Registered Funding Vehicles Non-Dilutive Preferred Securities

32.    SEC REGISTERED FUNDING VEHICLES ISSUING NON-DILUTIVE PREFERRED SECURITIES

In February 2006, MUFG established MUFG Capital Finance 1 Limited, MUFG Capital Finance 2 Limited and MUFG Capital Finance 3 Limited, wholly owned funding vehicles in the Cayman Islands, for the issuance of preferred securities to enhance the flexibility of its capital management.

On March 17, 2006, MUFG Capital Finance 1 Limited, MUFG Capital Finance 2 Limited and MUFG Capital Finance 3 Limited registered with the SEC and issued  $2,300,000,000 in 6.346% non-cumulative preferred securities, €750,000,000 in 4.850% non-cumulative preferred securities and ¥120,000,000,000 in 2.680% non-cumulative preferred securities (collectively, the "Preferred Securities"), respectively. Total net proceeds before expenses were approximately  $4.17 billion. All of the ordinary shares of MUFG Capital Finance 1 Limited, MUFG Capital Finance 2 Limited and MUFG Capital Finance 3 Limited are owned by MUFG. MUFG fully and unconditionally guarantees the payment of dividends and payments on liquidation or redemption of the obligations under the Preferred Securities.

The Preferred Securities entitle holders to receive a non-cumulative preferential cash dividend starting on July 25, 2006 and on January 25 and July 25 of each year thereafter. These funding vehicles will not be obligated to pay dividends on the Preferred Securities upon the occurrence of certain events relating to the financial condition of MUFG. From July 25, 2016, dividends on the Preferred Securities will be re-calculated at a floating rate per annum.

The dollar-denominated and euro-denominated preferred securities are subject to redemption on any dividend payment date on or after July 25, 2016. The yen-denominated preferred securities are subject to redemption on any dividend payment date on or after July 25, 2011. All the Preferred Securities are subject to redemption in whole (but not in part) at any time upon the occurrence of specified events, in each case at the option of each of the funding vehicles and subject to necessary government approvals.

The Preferred Securities are non-dilutive and not convertible into MUFG's common shares. The Preferred Securities were included as part of MUFG's Tier I capital at March 31, 2010 and 2011 under its capital adequacy requirements.

These funding vehicles are not consolidated as the MUFG Group's subsidiaries. See Note 23 for discussion. The funds raised through such funding vehicles are primarily loaned to the MUFG Group and presented as Long-term debt in the consolidated balance sheet at March 31, 2010 and 2011.

Subsequent to March 31, 2011, on July 25, 2011, MUFG redeemed a total of ¥120,000,000,000 of non-cumulative and non-dilutive perpetual preferred securities issued by MUFG Capital Finance 3 Limited.

Subsequent Events	12 Months Ended
Mar. 31, 2011
Subsequent Events
Subsequent Events

33.    SUBSEQUENT EVENTS

MUFG has evaluated subsequent events requiring recognition or disclosure in the consolidated financial statements through the date these consolidated financial statements were issued.

Conversion of Morgan Stanley's Stock

On April 21, 2011, MUFG and Morgan Stanley entered into an agreement to convert MUFG's outstanding Series B Non-Cumulative Non-Voting Perpetual Convertible Preferred Stock in Morgan Stanley ("Series B Preferred Stock") with a face value of  $7.8 billion and a 10% dividend, into Morgan Stanley's common stock.

On June 30, 2011, MUFG converted the Series B Preferred Stock for approximately 385 million shares of Morgan Stanley's common stock, including approximately 75 million shares resulting from the adjustment to the conversion rate pursuant to the agreement. As a result, MUFG holds approximately 22.4% of the voting right on Morgan Stanley, and MUFG will apply equity method of accounting for common stock in Morgan Stanley due to the significant influence over Morgan Stanley.

Approval of Dividends

On June 29, 2011, the shareholders approved the payment of cash dividends to the shareholders of record on March 31, 2011, of ¥57.50 per share of Class 5 Preferred Stock, ¥2.65 per share of Class 11 Preferred Stock, totaling ¥8,970 million, and ¥6.00 per share of Common stock, totaling ¥84,904 million.

Stock Compensation Type Stock Options (Stock Acquisition Rights)

On July 20, 2011, MUFG allotted the directors, executive officers and corporate auditors of MUFG, BTMU, MUTB, MUSHD and MUMSS stock acquisition rights to acquire an aggregate amount of 8,323,100 shares of MUFG's common stock. The stock acquisition rights have an exercise price of ¥1 per common share, and are exercisable until July 19, 2041.

Redemption of "Non-dilutive" Preferred Securities Issued by a Special Purpose Company

On July 25, 2011, MUFG redeemed a total of ¥120 billion of non-cumulative and non-dilutive perpetual preferred securities issued by a special purpose company in the Cayman Islands called MUFG Capital Finance 3 Limited. These securities were previously accounted for as part of MUFG's Tier I capital at March 31, 2011 under the BIS capital adequacy requirements.

Basis of Financial Statements and Summary of Significant Accounting Policies (Policy)	12 Months Ended
Mar. 31, 2011
Basis of Financial Statments and Summary of Significant Accounting Policies
Description of Business

Description of Business

Mitsubishi UFJ Financial Group, Inc. ("MUFG") is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. ("BTMU"), Mitsubishi UFJ Trust and Banking Corporation ("MUTB"), Mitsubishi UFJ Securities Holdings Co., Ltd. ("MUSHD"), Mitsubishi UFJ NICOS Co., Ltd. ("Mitsubishi UFJ NICOS"), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. ("MUMSS"). See Note 2 for more information on the securities joint venture with Morgan Stanley. Through MUFG's subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and provides related services to individual and corporate customers. See Note 27 for more information by business segment.

Basis of Financial Statements

Basis of Financial Statements

The accompanying consolidated financial statements are stated in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("US GAAP"). In certain respects, the accompanying consolidated financial statements reflect adjustments which are not included in the consolidated financial statements issued by MUFG and certain of its subsidiaries in accordance with applicable statutory requirements and accounting practices in their respective countries of incorporation. The major adjustments include those relating to (1) investment securities, (2) derivative financial instruments, (3) allowance for credit losses, (4) income taxes, (5) consolidation, (6) premises and equipment, (7) transfer of financial assets, (8) accrued severance indemnities and pension liabilities, (9) goodwill and other intangible assets and (10) lease transactions.

Fiscal periods of certain subsidiaries, which end on or after December 31, and MUFG's fiscal year, which ends on March 31, have been treated as coterminous. For the fiscal years ended March 31, 2009, 2010 and 2011, the effect of recording intervening events for the three-month periods ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal periods ended on or after December 31, would have resulted in an increase of ¥2.42 billion to net loss, an increase of ¥3.90 billion to net income and an increase of ¥13.87 billion to net income, respectively. No intervening events occurred during each of the three-month periods ended March 31, 2009, 2010 and 2011 which, if recorded, would have had material effects to consolidated total assets, loans, total liabilities, deposits or total equity as of March 31, 2009, 2010 and 2011.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to management judgment primarily relate to the allowance for credit losses on loans and off-balance sheet credit instruments, valuation allowances of deferred tax assets, tax reserves, valuation of financial instruments, goodwill, intangible assets, investment securities and accrued severance indemnities and pension liabilities.

Summary of Significant Accounting Policies

Summary of Significant Accounting Policies

Significant accounting policies applied in the accompanying consolidated financial statements are summarized below:

Consolidation—The consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities ("VIEs") (together, the "MUFG Group"). In situations in which the MUFG Group has control through either majority ownership of voting stock and/or other means, including, but not limited to, the power to direct or influence entity management and policies, such entities are consolidated and noncontrolling interests are recorded in Total equity. Intercompany items have been eliminated. Investments in affiliated companies (companies over which the MUFG Group has the ability to exercise significant influence) are accounted for by the equity method of accounting and are reported in Other assets. The MUFG Group's equity interest in the earnings of these equity investees and gains or losses realized on disposition of such investments are reported in Equity in losses of equity method investees.

Before April 1, 2010, the MUFG Group consolidated VIEs when MUFG had a variable interest that will absorb majority of the VIE's expected losses or receive majority of its expected residual returns or both. After the adoption of new guidance on April 1, 2010, the MUFG Group consolidates VIEs if it has the power to direct the activities of the VIE which most significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity, except certain VIEs that are deemed as investment companies. For VIEs that are considered investment companies, the MUFG Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns or both. See Accounting Changes—Amendment of Accounting for Consolidation of Variable Interest Entities and Note 23 for the details of VIEs.

Assets that the MUFG Group holds in an agency, fiduciary or trust capacity are not assets of the MUFG Group and, accordingly, are not included in the accompanying consolidated balance sheets.

Cash Flows—For the purposes of reporting cash flows, cash and cash equivalents are defined as those amounts included in the consolidated balance sheets under the caption Cash and due from banks with original maturities of 90 days or less. Cash flows from qualified hedging activities are classified in the same category as the items being hedged.

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions—Financial statements of overseas entities are translated into Japanese yen using the respective fiscal year-end exchange rates for assets and liabilities. Income and expense items are translated at average rates of exchange for the respective fiscal periods.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MUFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of accumulated other changes in equity from nonowner sources. Tax effects of gains and losses on foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Foreign currency-denominated assets and liabilities are translated into the functional currencies of the individual entities included in consolidation at the respective fiscal year-end foreign exchange rates. Foreign currency-denominated income and expenses are translated using average rates of exchange for the respective fiscal periods. Gains and losses from such translation are included in Foreign exchange gains (losses)—net, as appropriate.

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions—Securities sold with agreements to repurchase ("repurchase agreements"), securities purchased with agreements to resell ("resale agreements") and securities lending and borrowing transactions are accounted for as secured financing or lending transactions, if control over the securities is not surrendered. If they meet the relevant conditions for the surrender of control, they are accounted for as sales of securities with related off-balance sheet forward repurchase commitments or purchases of securities with related off-balance sheet forward resale commitments. For the fiscal years ended March 31, 2009, 2010 and 2011, there were no such transactions accounted for as sales.

Collateral—For secured lending transactions, including resale agreements, securities borrowing transactions, commercial lending and derivative transactions, the MUFG Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets. For most securities lending transactions, the MUFG Group maintains strict levels of collateralization governed by daily mark-to-market analysis. Financial assets pledged as collateral are generally negotiable financial instruments and are permitted to be sold or repledged by secured parties. If the MUFG Group sells these financial assets received as collateral, it recognizes the proceeds from the sale and its obligation to return the collateral. For secured borrowing transactions, principally repurchase agreements and securities lending transactions and derivative transactions, where the secured party has the right to sell or repledge financial assets pledged as collateral, the MUFG Group separately discloses those financial assets pledged as collateral in the consolidated balance sheets.

Trading Account Securities—Securities and money market instruments held in anticipation of short-term market movements and for resale to customers are included in Trading account assets, and short trading positions of these instruments are included in Trading account liabilities. Trading positions are carried at fair value on the consolidated balance sheets and recorded on a trade date basis. Changes in the fair value of trading positions are recognized currently in Trading account profits (losses)—net, as appropriate. The MUFG Group has elected fair value option accounting for certain foreign securities. See Note 29 for a further discussion of fair value option accounting.

Investment Securities—Debt securities for which the MUFG Group has both the ability and positive intent to hold to maturity are classified as Securities being held to maturity and carried at amortized cost. Debt securities that the MUFG Group may not hold to maturity and marketable equity securities, other than those classified as Trading account securities, are classified as Securities available-for-sale, and are carried at their fair values, with unrealized gains and losses reported on a net-of-tax basis within Accumulated other changes in equity from nonowner sources, which is a component of equity. Other investment securities include nonmarketable equity securities carried at their acquisition cost, and also securities held by subsidiaries that are investment companies or broker and dealers. Such securities held by those subsidiaries are subject to the specialized industry accounting principles for investment companies and broker and dealers applicable for those subsidiaries. Securities of those subsidiaries are carried at their fair values.

Individual debt and equity securities are written down to fair value with the resulting losses charged to consolidated statements of operations when, in the opinion of management, a decline in estimated fair value below the cost of such securities is other than temporary. Such impairment loss is included in Investment securities gains (losses)—net in the consolidated statements of operations. In determining other than temporary declines in fair value to be recognized as an impairment loss on investment securities, the MUFG Group generally considers factors such as the ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery in fair value, the financial condition of the issuer, the extent of decline in fair value, and the length of time that the decline in fair value below cost has existed. The MUFG Group adopted the new guidance which amends the other than temporary impairment model for debt securities on April 1, 2009. See Accounting Changes-Recognition and Presentation of Other-Than-Temporary Impairments for a further discussion. This new guidance did not affect the other than temporary impairment model for equity securities. Interest and dividends on investment securities are reported in Interest income. Dividends are recognized when the shareholder right to receive the dividend is established. Gains and losses on disposition of investment securities are computed using the average cost method and are recognized on the trade date.

Derivative Financial Instruments—The MUFG Group engages in derivative activities involving swaps, forwards, futures, options, and other types of derivative contracts. Derivatives are used in trading activities to generate trading revenues and fee income for its own account and to respond to the customers' financial needs. Derivatives are also used to manage its market risk exposures to fluctuations in interest and foreign exchange rates, equity and commodity prices, and counterparty credit risk.

Derivatives entered into for trading purposes are carried at fair value and are reported as Trading account assets or Trading account liabilities. The fair values of derivative contracts executed with the same counterparty under legally enforceable master netting agreements are presented on a gross basis. Changes in the fair value of such contracts are recognized currently in Foreign exchange gains (losses)—net with respect to foreign exchange contracts and in Trading account profits (losses)—net with respect to interest rate contracts and other types of contracts.

Embedded features that are not clearly and closely related to the host contracts and meet the definition of derivatives are separated from the host contracts and measured at fair value unless the contracts embedding the derivatives are measured at fair value in their entirety.

Derivatives are also used to manage exposures to fluctuations in interest and foreign exchange rates arising from mismatches of asset and liability positions. Certain of those derivatives are designated by the MUFG Group and qualify for hedge accounting. A derivative is designated as a hedging instrument at the inception of each such hedge relationship and the MUFG Group documents, for such individual hedging relationships, the risk management objective and strategy, including identifying the item being hedged, identifying the specific risk being hedged and the method used to assess the hedge's effectiveness. In order for a hedging relationship to qualify for hedge accounting, the changes in the fair value of the derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the risk being hedged. Any ineffectiveness, which arises during the hedging relationship, is recognized in Non-interest income or expense in the period in which it arises. All qualifying hedging derivatives are valued at fair value and included in Other assets or Other liabilities. For cash flow hedges, the unrealized changes in fair value to the extent effective are recognized in Accumulated other changes in equity from nonowner sources. Amounts realized on cash flow hedges related to variable rate loans are recognized in Net interest income in the period when the cash flow from the hedged item is realized. The fair value of cash flow hedges related to forecasted transactions, if any, is recognized in Non-interest income or expense in the period when the forecasted transaction occurs. Any difference that arises from gains or losses on hedging derivatives offsetting corresponding gains or losses on the hedged items, and gains and losses on derivatives attributable to the risks excluded from the assessment of hedge effectiveness are recognized in Non-interest income or expense.

Loans—Loans originated by the MUFG Group ("originated loans") are carried at the principal amount outstanding, adjusted for unearned income and deferred net nonrefundable loan fees and costs. Originated loans held and intended for dispositions or sales in secondary markets are transferred to the held-for-sale classification and carried at the lower of cost or estimated fair value generally on an individual loan basis. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on loans that are not impaired is accrued and credited to interest income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the contractual lives of the loans using a method that approximates the interest method when such purchased loans are outside the scope of the guidance on loans and debt securities acquired with deteriorated credit quality as described below.

The MUFG Group divides its loan portfolio into the following segments—Commercial, Residential, Card and UnionBanCal Corporation ("UNBC") based on the segments used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further divides the Commercial segment into classes based on initial measurement attributes, risk characteristics, or its method of monitoring and assessing credit risk.

Originated loans are considered impaired when, based on current information and events, it is probable that the MUFG Group will be unable to collect all the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Past due status is determined based on the contractual terms of the loan and the actual number of days since the last payment date, and is considered in determining impairment. Originated loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is generally evaluated on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price, or the fair value of the collateral if the loan is collateral dependent.

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest. Specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment. A nonaccrual loan may be restored to an accrual status when interest and principal payments become current and management expects that the borrower will make future contractual payments as scheduled. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. Cash receipts on nonaccrual loans, for which the ultimate collectibility of principal is uncertain, are applied as principal reductions; otherwise, such collections are credited to income. The MUFG Group does not capitalize any accrued interest in the principal balances of impaired loans at each balance sheet date.

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, impaired loans acquired for which it is probable that the MUFG Group will be unable to collect all contractual receivables are initially recorded at the present value of amounts expected to be received. For these impaired loans, the related valuation allowances are not carried over or created initially. Accretable yield is limited to the excess of the investor's estimate of undiscounted cash flows over the investor's initial investment in the loan. Subsequent increases in cash flows expected to be collected are recognized prospectively through adjustment of the loan's yield over its remaining life after reduction of any remaining allowance for credit losses for the loan established after its acquisition, if any, while any decrease in such cash flows below those initially expected at acquisition plus additional cash flows expected to be collected arising from changes in estimate after acquisition are recognized as impairments.

Loan Securitization—The MUFG Group securitizes and services commercial, industrial, and residential loans in the normal course of business. The MUFG Group accounts for a transfer of loans in a securitization transaction as a sale if it meets relevant conditions for the surrender of control. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. Interests in loans sold through a securitization accounted for as a sale may be retained in the form of subordinated tranches or beneficial interests. These retained interests are primarily recorded in Securities available for sale. The previous carrying amount of the loans involved in the transfer is allocated between the loans sold and the retained interests based on their relative fair values at the date of the securitization. Since quoted market prices are generally not available, the MUFG Group usually estimates fair value of these retained interests based on the present value of future expected cash flows by using modeling techniques that involve management's best estimates of key assumptions, which may include default ratio, recovery rates, and discount rates. See Accounting Changes—Amendment of Accounting for Transfers of Financial Assets and Note 29 for details of fair value measurements.

Allowance for Credit Losses—The MUFG Group maintains an allowance for credit losses to absorb probable losses inherent in the loan portfolio. Actual credit losses (amounts deemed uncollectible, in whole or in part), net of recoveries, are generally determined based on detailed loan reviews and a credit assessment by management at each balance sheet date, and are deducted from the allowance for credit losses as net charge-offs. The MUFG Group generally applies its charge-off policy to all loans in its portfolio regardless of the type of borrower. Management believes that the provision for credit loss is adequate and the allowance is at the appropriate amount to absorb probable losses inherent in the loan portfolio. During the fiscal year, the MUFG Group did not make any significant changes to the methodologies or policies used to determine its allowance for credit losses.

Key elements relating to the policies and discipline used in determining the allowance for credit losses are credit classification and the related borrower categorization process. The categorization is based on conditions that may affect the ability of borrowers to service their debt, taking into consideration current financial information, historical payment experience, credit documentation, public information, analyses of relevant industry segments or current trends. In determining the appropriate level of the allowance, the MUFG Group evaluates the probable loss by category of loan based on its type and characteristics.

The methodologies used to estimate the allowance for each portfolio segment are as follows.

Commercial segment

In the Commercial segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for country risk exposure, and the allocated allowance for large groups of smaller-balance homogeneous loans.

The allocated allowance for individual loans specifically identified for evaluation represents the impairment allowance determined in accordance with the guidance on accounting by creditors for impairment of a loan. The factors considered by management in determining impairment is the internal credit rating assigned to each borrower which represents the borrower's creditworthiness determined based on payment status, number of delinquencies, and the probability of collecting principal and interest payments when due. The impairment of a loan is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or on the loan's observable market price, or based on the fair value of the collateral if the loan is collateral dependent.

The formula allowance is applied to loans that are categorized as Normal or Close Watch, excluding loans identified as a troubled debt restructuring ("TDR"), based on the internal credit rating and historical loss factors which are based on the loss experience. Loans categorized as Normal represent those that are not deemed to have collectibility issues. Loans categorized as Close Watch represent those that require close monitoring due to borrowers' unstable business performance or their financial condition. Estimated losses inherent in the loans at the balance sheet date are calculated by multiplying the default ratio by the nonrecoverable ratio (determined as a complement of the recovery ratio). The default ratio is determined by each internal credit rating, taking into account the historical number of defaults of borrowers within each internal credit rating divided by the total number of borrowers. The recovery ratio is mainly determined by the historical experience of collections against loans in default. The default ratio, the recovery ratio and other indicators are continually reviewed to determine the appropriate level of the allowance. Because the evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment, the estimation of the formula allowance is back-tested by comparing the allowance with the actual results subsequent to the balance sheet date. The results of such back-testing are evaluated by management to determine whether the manner and level of formula allowance needs to be changed in subsequent years.

The allocated allowance for country risk exposure is a country-specific allowance for Normal and Close Watch loans, excluding loans identified as a TDR. The allowance is established to supplement the formula allowance for these loans, based on an estimate of probable losses relating to the exposure to countries that are identified by management to have a high degree of transfer risk. The measurement is based on a function of default probability and the recovery ratio with reference to external credit ratings. For the allowance for individual cross-border loans specifically identified for evaluation, the MUFG Group incorporates transfer risk in its determination of the related allowance.

The allocated allowance for large groups of smaller-balance homogeneous loans is established through a process that begins with estimates of probable losses inherent in the portfolio. These estimates are based upon various analyses, including historical delinquency and historical loss experience.

Residential segment

In the Residential segment, the loans are comprised of smaller-balance homogeneous loans that are pooled by their internal credit ratings based on the number of delinquencies. The loans in this segment are generally secured by collateral. Collateral values are based on internal valuation sources, and the allowance is determined for unsecured amounts. The allowance for the nondelinquent group of loans is determined based on historical loss experience. For delinquent groups of loans, the MUFG Group determines the allowance based on the probability of insolvency by the number of actual delinquencies and historical loss experience.

Card segment

In the Card segment, the loans are smaller-balance homogeneous loans that are pooled by their internal credit rating based on the number of delinquencies. The allowance for loans in this segment is basically determined based on the probability of insolvency by the number of actual delinquencies and historical loss experience. For calculating the allocated allowance for loans specifically identified for evaluation, impaired loans are aggregated for the purpose of measuring impairment using historical loss factors.

UNBC segment

In the UNBC segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for large groups of smaller-balance homogeneous loans, and the unallocated allowance.

The allocated allowance for individual loans specifically identified for evaluation is established for loans when management determines that the MUFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, including interest payments. Impaired loans are carried at the lower of the recorded investment in the loan, the present value of expected future cash flows discounted at the loan's effective rate, the loan's observable market price, or the fair value of the collateral, if the loan is collateral dependent.

The formula allowance is calculated by applying historical loss factors to outstanding loans. Historical loss factors are based on the historical loss experience and may be adjusted for significant factors that, in management's judgment, affect the collectibility of the portfolio as of the balance sheet date.

The allocated allowance for large groups of smaller-balance homogeneous loans is established for consumer loans as well as for smaller balance commercial loans. These loans are managed by a pool basis, and loss factors are based on expected net charge-off ranges.

The unallocated allowance represents an estimate of additional losses inherent in the loan portfolio and is composed of attribution factors, which are based upon management's evaluation of various conditions that are not directly or indirectly measured in the determination of the allocated allowance. The conditions used for consideration of the unallocated allowance at each balance sheet date include factors such as, existing general economic and business conditions affecting the key lending areas, credit quality trends, collateral values, loan volumes and concentrations, seasoning of the loan portfolio, specific industry conditions, recent loss experience, duration of the current business cycle, bank regulatory examination results and findings of the internal credit examiners. The MUFG Group reviews these conditions and has an internal discussion with senior credit officers on a quarterly basis.

Allowance for Off-Balance Sheet Credit Instruments—The MUFG Group maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, standby letters of credit and other financial instruments. The allowance is recorded as a liability in Other liabilities. The MUFG Group adopts the same methodology used in determining the allowance for credit losses on loans. Potential credit losses related to derivatives are considered in the fair value of the derivatives.

Net changes in the allowance for off-balance sheet credit instruments are accounted for as Other non-interest expenses.

Premises and Equipment—Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, BTMU and MUTB apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 39

Maintenance, repairs and minor improvements are charged to operations as incurred. Major improvements are capitalized. Net gains or losses on dispositions of premises and equipment are included in Other non-interest income or expense, as appropriate.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount to future undiscounted net cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level with independent and identifiable cash flows. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less estimated cost to sell.

Asset retirement obligations related to restoration of certain leased properties upon lease termination are recorded in Other liabilities with a corresponding increase in leasehold improvements. The amounts represent the present value of expected future cash flows associated with returning such leased properties to their original condition. The difference between the gross and present value of expected future cash flows is accreted over the life of the related leases as a non-interest expense.

Goodwill—Before April 1, 2009, the MUFG Group had recognized goodwill, as of the acquisition date, measured as the excess of the cost of investments in subsidiaries over its share of the fair value of net assets. After the adoption of new guidance on accounting for business combinations on April 1, 2009, the MUFG Group recognizes goodwill, as of the acquisition date, measured as the excess of fair value, including that of noncontrolling interests, over net assets of the acquiree. Goodwill related to investments in equity method investees is included in Other assets as a part of the carrying amount of investments in equity method investees.

Goodwill arising from a business combination is not amortized but is tested at least annually for impairment. Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. A reporting unit is an operating segment, or an identified business unit one level below an operating segment. An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds its implied fair value.

Intangible assets—Intangible assets consist of software, core deposit intangibles, customer relationships, trade names and other intangible assets. These are amortized over their estimated useful lives unless they have indefinite useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	12 to 27	Declining-balance
Trade names	5 to 40	Straight-line

Intangible assets having indefinite useful lives, primarily certain customer relationships, are not amortized but are subject to annual impairment tests. An impairment exists if the carrying value of an indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and the carrying amount exceeds the fair value of the intangible asset.

The MUFG Group capitalizes certain costs associated with the acquisition or development of internal-use software. Costs subject to capitalization are salaries and employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project, to the extent of time spent directly on the project. Once the software is ready for its intended use, the MUFG Group begins to amortize capitalized costs on a straight-line basis.

Accrued Severance and Pension Liabilities—The MUFG Group has defined benefit pension plans and other postretirement benefit plans, including severance indemnities plans. The liabilities related to these plans are computed and recognized based on actuarial computations. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if it exceeds the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation. Under the guidance related to employers' accounting for defined benefit pension and other postretirement plans, the MUFG Group recognizes a net liability or asset to report the funded status of its defined benefit pension and other postretirement plans in the consolidated balance sheets and recognizes changes in the funded status of defined benefit pension and other postretirement plans in the year in which the changes occur in Accumulated other changes in equity from nonowner sources. The costs of the plans, based on actuarial computations of current and future employee benefits, were charged to Salaries and employee benefits. The MUFG Group measures plan assets and benefit obligations as of the date of the consolidated balance sheets.

Long-Term Debt—Premiums, discounts and issuance costs of long-term debt are amortized based on the method that approximates the interest method over the terms of the long-term debt.

Obligations under Guarantees—The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MUFG Group recognizes guarantee fee income over the guarantee period based on the contractual terms of the guarantee contracts. It is the MUFG Group's business practice to receive a guarantee fee at the inception of the guarantee, which approximates market value of the guarantee and is initially recorded as a liability, which is then recognized as guarantee fee income ratably over the guarantee period.

Allowance for Repayment of Excess Interest—The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers' profile, recent trend of borrowers' demand for reimbursement, and appropriate management's future forecasts. The allowance is recorded as a liability in Other liabilities. In relation to the estimate of this allowance, see Note 1 "Change in Accounting Estimates" section for the details.

Fees and Commissions—Revenue recognition of major components of fees and commissions is as follows:

•

Fees on funds transfer and collection services, service charges on deposit accounts, fees and commissions on securities business, fees on real estate business, insurance commissions, fees and commissions on stock transfer agency services, fees on investment funds business, and fees and commissions from other services are generally recognized as revenue when the related services are performed or recognized over the period that the service is provided.

•	Fees from trade-related financing services are recognized over the period of the financing.

•

Trust fees are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to trust accounts with guarantee of trust principal, trust fees are determined based on the profits earned by individual trust account during the trust accounting period, less deductions, including provision for reserve, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account.

•	Annual fees and royalty and other service charges related to credit card business are recorded on a straight-line basis as services are provided.

•	Interchange income from the credit card business is recognized as billed.

•

Fees on guarantees are generally recognized over the contractual periods of the respective guarantees. Amounts initially recorded as a liability corresponding to the obligations at fair value are generally recognized as revenue over the terms of the guarantees as the MUFG Group is deemed to be released from the risk under guarantees.

Income Taxes—The provision for income taxes is determined using the asset and liability method of accounting for income taxes. Under this method, deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance is recognized for any portion of the deferred tax assets where it is considered more likely than not that it will not be realized. The provision for deferred taxes is based on the change in the net deferred tax asset or liability during the fiscal year.

Free Distributions of Common Shares—As permitted by the Company Law, Japanese companies, upon approval by the Board of Directors, may make a free distribution of shares, in the form of a "stock split" as defined, to shareholders. In accordance with generally accepted accounting practice in Japan, such distribution does not give rise to any change in capital stock or capital surplus accounts. Common shares distributed are recorded as shares issued on the distribution date. See Note 16 for further information.

Earnings (Loss) per Common Share—Basic earnings per share ("EPS") excludes dilutive effects of potential common shares and is computed by dividing income available to common stock shareholders by the weighted average number of common shares outstanding for the period, while diluted EPS gives effect to all dilutive potential common shares that were outstanding during the period. See Note 20 for the computation of basic and diluted EPS.

Treasury Stock—The MUFG Group presents its treasury stock, including shares of MUFG owned by its subsidiaries and affiliated companies, as a reduction of equity on the consolidated balance sheets at cost and accounts for treasury stock transactions under an average cost method. Gains (losses) on sales of treasury stock are charged to capital surplus, and unappropriated retained earnings.

Comprehensive Income (Loss)—Comprehensive income (loss) includes net income (loss) before attribution to noncontrolling interests and other changes in equity from nonowner sources. All changes in unrealized gains and losses on investment securities, unrealized gains and losses on derivatives qualifying for cash flow hedges, pension liability adjustments and foreign currency translation adjustments constitute changes in equity from nonowner sources and are presented, with related income tax effects, in the consolidated statements of changes in equity from nonowner sources.

Stock-Based Compensation—MUFG and certain of its subsidiaries have stock-based compensation plans. Stock-based compensation expenses are recognized based on the grant date fair value of share based compensation over the period during which an employee is required to provide service in accordance with the terms of the plans. See Note 30 for further discussion of stock-based compensation plans.

Consolidation

Consolidation—The consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities ("VIEs") (together, the "MUFG Group"). In situations in which the MUFG Group has control through either majority ownership of voting stock and/or other means, including, but not limited to, the power to direct or influence entity management and policies, such entities are consolidated and noncontrolling interests are recorded in Total equity. Intercompany items have been eliminated. Investments in affiliated companies (companies over which the MUFG Group has the ability to exercise significant influence) are accounted for by the equity method of accounting and are reported in Other assets. The MUFG Group's equity interest in the earnings of these equity investees and gains or losses realized on disposition of such investments are reported in Equity in losses of equity method investees.

Before April 1, 2010, the MUFG Group consolidated VIEs when MUFG had a variable interest that will absorb majority of the VIE's expected losses or receive majority of its expected residual returns or both. After the adoption of new guidance on April 1, 2010, the MUFG Group consolidates VIEs if it has the power to direct the activities of the VIE which most significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity, except certain VIEs that are deemed as investment companies. For VIEs that are considered investment companies, the MUFG Group determines whether it is the primary beneficiary by evaluation of whether it absorbs a majority of expected losses, receives a majority of expected residual returns or both. See Accounting Changes—Amendment of Accounting for Consolidation of Variable Interest Entities and Note 23 for the details of VIEs.

Assets that the MUFG Group holds in an agency, fiduciary or trust capacity are not assets of the MUFG Group and, accordingly, are not included in the accompanying consolidated balance sheets.

Cash Flows

Cash Flows—For the purposes of reporting cash flows, cash and cash equivalents are defined as those amounts included in the consolidated balance sheets under the caption Cash and due from banks with original maturities of 90 days or less. Cash flows from qualified hedging activities are classified in the same category as the items being hedged.

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions

Translation of Foreign Currency Financial Statements and Foreign Currency Transactions—Financial statements of overseas entities are translated into Japanese yen using the respective fiscal year-end exchange rates for assets and liabilities. Income and expense items are translated at average rates of exchange for the respective fiscal periods.

Foreign currency translation gains and losses related to the financial statements of overseas entities of the MUFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of accumulated other changes in equity from nonowner sources. Tax effects of gains and losses on foreign currency translation of financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.

Foreign currency-denominated assets and liabilities are translated into the functional currencies of the individual entities included in consolidation at the respective fiscal year-end foreign exchange rates. Foreign currency-denominated income and expenses are translated using average rates of exchange for the respective fiscal periods. Gains and losses from such translation are included in Foreign exchange gains (losses)—net, as appropriate.

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions

Repurchase Agreements, Securities Lending and Other Secured Financing Transactions—Securities sold with agreements to repurchase ("repurchase agreements"), securities purchased with agreements to resell ("resale agreements") and securities lending and borrowing transactions are accounted for as secured financing or lending transactions, if control over the securities is not surrendered. If they meet the relevant conditions for the surrender of control, they are accounted for as sales of securities with related off-balance sheet forward repurchase commitments or purchases of securities with related off-balance sheet forward resale commitments. For the fiscal years ended March 31, 2009, 2010 and 2011, there were no such transactions accounted for as sales.

Collateral

Collateral—For secured lending transactions, including resale agreements, securities borrowing transactions, commercial lending and derivative transactions, the MUFG Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets. For most securities lending transactions, the MUFG Group maintains strict levels of collateralization governed by daily mark-to-market analysis. Financial assets pledged as collateral are generally negotiable financial instruments and are permitted to be sold or repledged by secured parties. If the MUFG Group sells these financial assets received as collateral, it recognizes the proceeds from the sale and its obligation to return the collateral. For secured borrowing transactions, principally repurchase agreements and securities lending transactions and derivative transactions, where the secured party has the right to sell or repledge financial assets pledged as collateral, the MUFG Group separately discloses those financial assets pledged as collateral in the consolidated balance sheets.

Trading Account Securities

Trading Account Securities—Securities and money market instruments held in anticipation of short-term market movements and for resale to customers are included in Trading account assets, and short trading positions of these instruments are included in Trading account liabilities. Trading positions are carried at fair value on the consolidated balance sheets and recorded on a trade date basis. Changes in the fair value of trading positions are recognized currently in Trading account profits (losses)—net, as appropriate. The MUFG Group has elected fair value option accounting for certain foreign securities. See Note 29 for a further discussion of fair value option accounting.

Investment Securities

Investment Securities—Debt securities for which the MUFG Group has both the ability and positive intent to hold to maturity are classified as Securities being held to maturity and carried at amortized cost. Debt securities that the MUFG Group may not hold to maturity and marketable equity securities, other than those classified as Trading account securities, are classified as Securities available-for-sale, and are carried at their fair values, with unrealized gains and losses reported on a net-of-tax basis within Accumulated other changes in equity from nonowner sources, which is a component of equity. Other investment securities include nonmarketable equity securities carried at their acquisition cost, and also securities held by subsidiaries that are investment companies or broker and dealers. Such securities held by those subsidiaries are subject to the specialized industry accounting principles for investment companies and broker and dealers applicable for those subsidiaries. Securities of those subsidiaries are carried at their fair values.

Individual debt and equity securities are written down to fair value with the resulting losses charged to consolidated statements of operations when, in the opinion of management, a decline in estimated fair value below the cost of such securities is other than temporary. Such impairment loss is included in Investment securities gains (losses)—net in the consolidated statements of operations. In determining other than temporary declines in fair value to be recognized as an impairment loss on investment securities, the MUFG Group generally considers factors such as the ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery in fair value, the financial condition of the issuer, the extent of decline in fair value, and the length of time that the decline in fair value below cost has existed. The MUFG Group adopted the new guidance which amends the other than temporary impairment model for debt securities on April 1, 2009. See Accounting Changes-Recognition and Presentation of Other-Than-Temporary Impairments for a further discussion. This new guidance did not affect the other than temporary impairment model for equity securities. Interest and dividends on investment securities are reported in Interest income. Dividends are recognized when the shareholder right to receive the dividend is established. Gains and losses on disposition of investment securities are computed using the average cost method and are recognized on the trade date.

Derivative Financial Instruments

Derivative Financial Instruments—The MUFG Group engages in derivative activities involving swaps, forwards, futures, options, and other types of derivative contracts. Derivatives are used in trading activities to generate trading revenues and fee income for its own account and to respond to the customers' financial needs. Derivatives are also used to manage its market risk exposures to fluctuations in interest and foreign exchange rates, equity and commodity prices, and counterparty credit risk.

Derivatives entered into for trading purposes are carried at fair value and are reported as Trading account assets or Trading account liabilities. The fair values of derivative contracts executed with the same counterparty under legally enforceable master netting agreements are presented on a gross basis. Changes in the fair value of such contracts are recognized currently in Foreign exchange gains (losses)—net with respect to foreign exchange contracts and in Trading account profits (losses)—net with respect to interest rate contracts and other types of contracts.

Embedded features that are not clearly and closely related to the host contracts and meet the definition of derivatives are separated from the host contracts and measured at fair value unless the contracts embedding the derivatives are measured at fair value in their entirety.

Derivatives are also used to manage exposures to fluctuations in interest and foreign exchange rates arising from mismatches of asset and liability positions. Certain of those derivatives are designated by the MUFG Group and qualify for hedge accounting. A derivative is designated as a hedging instrument at the inception of each such hedge relationship and the MUFG Group documents, for such individual hedging relationships, the risk management objective and strategy, including identifying the item being hedged, identifying the specific risk being hedged and the method used to assess the hedge's effectiveness. In order for a hedging relationship to qualify for hedge accounting, the changes in the fair value of the derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the risk being hedged. Any ineffectiveness, which arises during the hedging relationship, is recognized in Non-interest income or expense in the period in which it arises. All qualifying hedging derivatives are valued at fair value and included in Other assets or Other liabilities. For cash flow hedges, the unrealized changes in fair value to the extent effective are recognized in Accumulated other changes in equity from nonowner sources. Amounts realized on cash flow hedges related to variable rate loans are recognized in Net interest income in the period when the cash flow from the hedged item is realized. The fair value of cash flow hedges related to forecasted transactions, if any, is recognized in Non-interest income or expense in the period when the forecasted transaction occurs. Any difference that arises from gains or losses on hedging derivatives offsetting corresponding gains or losses on the hedged items, and gains and losses on derivatives attributable to the risks excluded from the assessment of hedge effectiveness are recognized in Non-interest income or expense.

Loans

Loans—Loans originated by the MUFG Group ("originated loans") are carried at the principal amount outstanding, adjusted for unearned income and deferred net nonrefundable loan fees and costs. Originated loans held and intended for dispositions or sales in secondary markets are transferred to the held-for-sale classification and carried at the lower of cost or estimated fair value generally on an individual loan basis. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on loans that are not impaired is accrued and credited to interest income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the contractual lives of the loans using a method that approximates the interest method when such purchased loans are outside the scope of the guidance on loans and debt securities acquired with deteriorated credit quality as described below.

The MUFG Group divides its loan portfolio into the following segments—Commercial, Residential, Card and UnionBanCal Corporation ("UNBC") based on the segments used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further divides the Commercial segment into classes based on initial measurement attributes, risk characteristics, or its method of monitoring and assessing credit risk.

Originated loans are considered impaired when, based on current information and events, it is probable that the MUFG Group will be unable to collect all the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Past due status is determined based on the contractual terms of the loan and the actual number of days since the last payment date, and is considered in determining impairment. Originated loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is generally evaluated on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price, or the fair value of the collateral if the loan is collateral dependent.

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest. Specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment. A nonaccrual loan may be restored to an accrual status when interest and principal payments become current and management expects that the borrower will make future contractual payments as scheduled. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. Cash receipts on nonaccrual loans, for which the ultimate collectibility of principal is uncertain, are applied as principal reductions; otherwise, such collections are credited to income. The MUFG Group does not capitalize any accrued interest in the principal balances of impaired loans at each balance sheet date.

In accordance with the guidance on loans and debt securities acquired with deteriorated credit quality, impaired loans acquired for which it is probable that the MUFG Group will be unable to collect all contractual receivables are initially recorded at the present value of amounts expected to be received. For these impaired loans, the related valuation allowances are not carried over or created initially. Accretable yield is limited to the excess of the investor's estimate of undiscounted cash flows over the investor's initial investment in the loan. Subsequent increases in cash flows expected to be collected are recognized prospectively through adjustment of the loan's yield over its remaining life after reduction of any remaining allowance for credit losses for the loan established after its acquisition, if any, while any decrease in such cash flows below those initially expected at acquisition plus additional cash flows expected to be collected arising from changes in estimate after acquisition are recognized as impairments.

Loan Securitization

Loan Securitization—The MUFG Group securitizes and services commercial, industrial, and residential loans in the normal course of business. The MUFG Group accounts for a transfer of loans in a securitization transaction as a sale if it meets relevant conditions for the surrender of control. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. Interests in loans sold through a securitization accounted for as a sale may be retained in the form of subordinated tranches or beneficial interests. These retained interests are primarily recorded in Securities available for sale. The previous carrying amount of the loans involved in the transfer is allocated between the loans sold and the retained interests based on their relative fair values at the date of the securitization. Since quoted market prices are generally not available, the MUFG Group usually estimates fair value of these retained interests based on the present value of future expected cash flows by using modeling techniques that involve management's best estimates of key assumptions, which may include default ratio, recovery rates, and discount rates. See Accounting Changes—Amendment of Accounting for Transfers of Financial Assets and Note 29 for details of fair value measurements.

Allowance for Credit Losses

Allowance for Credit Losses—The MUFG Group maintains an allowance for credit losses to absorb probable losses inherent in the loan portfolio. Actual credit losses (amounts deemed uncollectible, in whole or in part), net of recoveries, are generally determined based on detailed loan reviews and a credit assessment by management at each balance sheet date, and are deducted from the allowance for credit losses as net charge-offs. The MUFG Group generally applies its charge-off policy to all loans in its portfolio regardless of the type of borrower. Management believes that the provision for credit loss is adequate and the allowance is at the appropriate amount to absorb probable losses inherent in the loan portfolio. During the fiscal year, the MUFG Group did not make any significant changes to the methodologies or policies used to determine its allowance for credit losses.

Key elements relating to the policies and discipline used in determining the allowance for credit losses are credit classification and the related borrower categorization process. The categorization is based on conditions that may affect the ability of borrowers to service their debt, taking into consideration current financial information, historical payment experience, credit documentation, public information, analyses of relevant industry segments or current trends. In determining the appropriate level of the allowance, the MUFG Group evaluates the probable loss by category of loan based on its type and characteristics.

The methodologies used to estimate the allowance for each portfolio segment are as follows.

Commercial segment

In the Commercial segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for country risk exposure, and the allocated allowance for large groups of smaller-balance homogeneous loans.

The allocated allowance for individual loans specifically identified for evaluation represents the impairment allowance determined in accordance with the guidance on accounting by creditors for impairment of a loan. The factors considered by management in determining impairment is the internal credit rating assigned to each borrower which represents the borrower's creditworthiness determined based on payment status, number of delinquencies, and the probability of collecting principal and interest payments when due. The impairment of a loan is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or on the loan's observable market price, or based on the fair value of the collateral if the loan is collateral dependent.

The formula allowance is applied to loans that are categorized as Normal or Close Watch, excluding loans identified as a troubled debt restructuring ("TDR"), based on the internal credit rating and historical loss factors which are based on the loss experience. Loans categorized as Normal represent those that are not deemed to have collectibility issues. Loans categorized as Close Watch represent those that require close monitoring due to borrowers' unstable business performance or their financial condition. Estimated losses inherent in the loans at the balance sheet date are calculated by multiplying the default ratio by the nonrecoverable ratio (determined as a complement of the recovery ratio). The default ratio is determined by each internal credit rating, taking into account the historical number of defaults of borrowers within each internal credit rating divided by the total number of borrowers. The recovery ratio is mainly determined by the historical experience of collections against loans in default. The default ratio, the recovery ratio and other indicators are continually reviewed to determine the appropriate level of the allowance. Because the evaluation of inherent loss for these loans involves a high degree of uncertainty, subjectivity and judgment, the estimation of the formula allowance is back-tested by comparing the allowance with the actual results subsequent to the balance sheet date. The results of such back-testing are evaluated by management to determine whether the manner and level of formula allowance needs to be changed in subsequent years.

The allocated allowance for country risk exposure is a country-specific allowance for Normal and Close Watch loans, excluding loans identified as a TDR. The allowance is established to supplement the formula allowance for these loans, based on an estimate of probable losses relating to the exposure to countries that are identified by management to have a high degree of transfer risk. The measurement is based on a function of default probability and the recovery ratio with reference to external credit ratings. For the allowance for individual cross-border loans specifically identified for evaluation, the MUFG Group incorporates transfer risk in its determination of the related allowance.

The allocated allowance for large groups of smaller-balance homogeneous loans is established through a process that begins with estimates of probable losses inherent in the portfolio. These estimates are based upon various analyses, including historical delinquency and historical loss experience.

Residential segment

In the Residential segment, the loans are comprised of smaller-balance homogeneous loans that are pooled by their internal credit ratings based on the number of delinquencies. The loans in this segment are generally secured by collateral. Collateral values are based on internal valuation sources, and the allowance is determined for unsecured amounts. The allowance for the nondelinquent group of loans is determined based on historical loss experience. For delinquent groups of loans, the MUFG Group determines the allowance based on the probability of insolvency by the number of actual delinquencies and historical loss experience.

Card segment

In the Card segment, the loans are smaller-balance homogeneous loans that are pooled by their internal credit rating based on the number of delinquencies. The allowance for loans in this segment is basically determined based on the probability of insolvency by the number of actual delinquencies and historical loss experience. For calculating the allocated allowance for loans specifically identified for evaluation, impaired loans are aggregated for the purpose of measuring impairment using historical loss factors.

UNBC segment

In the UNBC segment, the methodology for assessing the appropriateness of the allowance consists of several key elements, which include the allocated allowance for individual loans specifically identified for evaluation, the formula allowance, the allocated allowance for large groups of smaller-balance homogeneous loans, and the unallocated allowance.

The allocated allowance for individual loans specifically identified for evaluation is established for loans when management determines that the MUFG Group will be unable to collect all amounts due according to the contractual terms of the loan agreement, including interest payments. Impaired loans are carried at the lower of the recorded investment in the loan, the present value of expected future cash flows discounted at the loan's effective rate, the loan's observable market price, or the fair value of the collateral, if the loan is collateral dependent.

The formula allowance is calculated by applying historical loss factors to outstanding loans. Historical loss factors are based on the historical loss experience and may be adjusted for significant factors that, in management's judgment, affect the collectibility of the portfolio as of the balance sheet date.

The allocated allowance for large groups of smaller-balance homogeneous loans is established for consumer loans as well as for smaller balance commercial loans. These loans are managed by a pool basis, and loss factors are based on expected net charge-off ranges.

The unallocated allowance represents an estimate of additional losses inherent in the loan portfolio and is composed of attribution factors, which are based upon management's evaluation of various conditions that are not directly or indirectly measured in the determination of the allocated allowance. The conditions used for consideration of the unallocated allowance at each balance sheet date include factors such as, existing general economic and business conditions affecting the key lending areas, credit quality trends, collateral values, loan volumes and concentrations, seasoning of the loan portfolio, specific industry conditions, recent loss experience, duration of the current business cycle, bank regulatory examination results and findings of the internal credit examiners. The MUFG Group reviews these conditions and has an internal discussion with senior credit officers on a quarterly basis.

Allowance for Off-Balance Sheet Credit Instruments

Allowance for Off-Balance Sheet Credit Instruments—The MUFG Group maintains an allowance for credit losses on off-balance sheet credit instruments, including commitments to extend credit, guarantees, standby letters of credit and other financial instruments. The allowance is recorded as a liability in Other liabilities. The MUFG Group adopts the same methodology used in determining the allowance for credit losses on loans. Potential credit losses related to derivatives are considered in the fair value of the derivatives.

Net changes in the allowance for off-balance sheet credit instruments are accounted for as Other non-interest expenses.

Premises and Equipment

Premises and Equipment—Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, BTMU and MUTB apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3to 39

Maintenance, repairs and minor improvements are charged to operations as incurred. Major improvements are capitalized. Net gains or losses on dispositions of premises and equipment are included in Other non-interest income or expense, as appropriate.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount to future undiscounted net cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level with independent and identifiable cash flows. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less estimated cost to sell.

Asset retirement obligations related to restoration of certain leased properties upon lease termination are recorded in Other liabilities with a corresponding increase in leasehold improvements. The amounts represent the present value of expected future cash flows associated with returning such leased properties to their original condition. The difference between the gross and present value of expected future cash flows is accreted over the life of the related leases as a non-interest expense.

Goodwill

Goodwill—Before April 1, 2009, the MUFG Group had recognized goodwill, as of the acquisition date, measured as the excess of the cost of investments in subsidiaries over its share of the fair value of net assets. After the adoption of new guidance on accounting for business combinations on April 1, 2009, the MUFG Group recognizes goodwill, as of the acquisition date, measured as the excess of fair value, including that of noncontrolling interests, over net assets of the acquiree. Goodwill related to investments in equity method investees is included in Other assets as a part of the carrying amount of investments in equity method investees.

Goodwill arising from a business combination is not amortized but is tested at least annually for impairment. Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. A reporting unit is an operating segment, or an identified business unit one level below an operating segment. An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds its implied fair value.

Intangible Assets

Intangible assets—Intangible assets consist of software, core deposit intangibles, customer relationships, trade names and other intangible assets. These are amortized over their estimated useful lives unless they have indefinite useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	12 to 27	Declining-balance
Trade names	5 to 40	Straight-line

Intangible assets having indefinite useful lives, primarily certain customer relationships, are not amortized but are subject to annual impairment tests. An impairment exists if the carrying value of an indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and the carrying amount exceeds the fair value of the intangible asset.

The MUFG Group capitalizes certain costs associated with the acquisition or development of internal-use software. Costs subject to capitalization are salaries and employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project, to the extent of time spent directly on the project. Once the software is ready for its intended use, the MUFG Group begins to amortize capitalized costs on a straight-line basis.

Accrued Severance and Pension Liabilities

Accrued Severance and Pension Liabilities—The MUFG Group has defined benefit pension plans and other postretirement benefit plans, including severance indemnities plans. The liabilities related to these plans are computed and recognized based on actuarial computations. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if it exceeds the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation. Under the guidance related to employers' accounting for defined benefit pension and other postretirement plans, the MUFG Group recognizes a net liability or asset to report the funded status of its defined benefit pension and other postretirement plans in the consolidated balance sheets and recognizes changes in the funded status of defined benefit pension and other postretirement plans in the year in which the changes occur in Accumulated other changes in equity from nonowner sources. The costs of the plans, based on actuarial computations of current and future employee benefits, were charged to Salaries and employee benefits. The MUFG Group measures plan assets and benefit obligations as of the date of the consolidated balance sheets.

Long-Term Debt	Long-Term Debt—Premiums, discounts and issuance costs of long-term debt are amortized based on the method that approximates the interest method over the terms of the long-term debt.
Obligations Under Guarantees

Obligations under Guarantees—The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, and liquidity facilities. The MUFG Group recognizes guarantee fee income over the guarantee period based on the contractual terms of the guarantee contracts. It is the MUFG Group's business practice to receive a guarantee fee at the inception of the guarantee, which approximates market value of the guarantee and is initially recorded as a liability, which is then recognized as guarantee fee income ratably over the guarantee period.

Allowance for Repayment of Excess Interest

Allowance for Repayment of Excess Interest—The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers' profile, recent trend of borrowers' demand for reimbursement, and appropriate management's future forecasts. The allowance is recorded as a liability in Other liabilities. In relation to the estimate of this allowance, see Note 1 "Change in Accounting Estimates" section for the details.

Fees and Commissions

Fees and Commissions—Revenue recognition of major components of fees and commissions is as follows:

•

Fees on funds transfer and collection services, service charges on deposit accounts, fees and commissions on securities business, fees on real estate business, insurance commissions, fees and commissions on stock transfer agency services, fees on investment funds business, and fees and commissions from other services are generally recognized as revenue when the related services are performed or recognized over the period that the service is provided.

•	Fees from trade-related financing services are recognized over the period of the financing.

•

Trust fees are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to trust accounts with guarantee of trust principal, trust fees are determined based on the profits earned by individual trust account during the trust accounting period, less deductions, including provision for reserve, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account.

•	Annual fees and royalty and other service charges related to credit card business are recorded on a straight-line basis as services are provided.

•	Interchange income from the credit card business is recognized as billed.

•

Fees on guarantees are generally recognized over the contractual periods of the respective guarantees. Amounts initially recorded as a liability corresponding to the obligations at fair value are generally recognized as revenue over the terms of the guarantees as the MUFG Group is deemed to be released from the risk under guarantees.

Income Taxes

Income Taxes—The provision for income taxes is determined using the asset and liability method of accounting for income taxes. Under this method, deferred income taxes reflect the net tax effects of (1) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (2) operating loss and tax credit carryforwards. A valuation allowance is recognized for any portion of the deferred tax assets where it is considered more likely than not that it will not be realized. The provision for deferred taxes is based on the change in the net deferred tax asset or liability during the fiscal year.

Free Distributions of Common Shares

Free Distributions of Common Shares—As permitted by the Company Law, Japanese companies, upon approval by the Board of Directors, may make a free distribution of shares, in the form of a "stock split" as defined, to shareholders. In accordance with generally accepted accounting practice in Japan, such distribution does not give rise to any change in capital stock or capital surplus accounts. Common shares distributed are recorded as shares issued on the distribution date. See Note 16 for further information.

Earnings (Loss) Per Common Share

Earnings (Loss) per Common Share—Basic earnings per share ("EPS") excludes dilutive effects of potential common shares and is computed by dividing income available to common stock shareholders by the weighted average number of common shares outstanding for the period, while diluted EPS gives effect to all dilutive potential common shares that were outstanding during the period. See Note 20 for the computation of basic and diluted EPS.

Treasury Stock

Treasury Stock—The MUFG Group presents its treasury stock, including shares of MUFG owned by its subsidiaries and affiliated companies, as a reduction of equity on the consolidated balance sheets at cost and accounts for treasury stock transactions under an average cost method. Gains (losses) on sales of treasury stock are charged to capital surplus, and unappropriated retained earnings.

Comprehensive Income (Loss)

Comprehensive Income (Loss)—Comprehensive income (loss) includes net income (loss) before attribution to noncontrolling interests and other changes in equity from nonowner sources. All changes in unrealized gains and losses on investment securities, unrealized gains and losses on derivatives qualifying for cash flow hedges, pension liability adjustments and foreign currency translation adjustments constitute changes in equity from nonowner sources and are presented, with related income tax effects, in the consolidated statements of changes in equity from nonowner sources.

Stock-Based Compensation

Stock-Based Compensation—MUFG and certain of its subsidiaries have stock-based compensation plans. Stock-based compensation expenses are recognized based on the grant date fair value of share based compensation over the period during which an employee is required to provide service in accordance with the terms of the plans. See Note 30 for further discussion of stock-based compensation plans.

Reclassifications

Reclassifications

Certain reclassifications and format changes have been made to the consolidated financial statements for the fiscal years ended March 31, 2009 and 2010 to conform to the presentation for the fiscal year ended March 31, 2011.

These reclassifications and format changes include the presentation of "Changes in financial instruments measured at fair value under fair value option, excluding trading account securities —net (Note 29)" as a separate line item which had previously been presented as "Other—net" in cash flows from operating activities in the consolidated statements of cash flows for the fiscal years ended March 31, 2009 and 2010.

These reclassifications and format changes did not result in a change to previously reported financial positions and results of operations.

Change in Accounting Estimates

Change in Accounting Estimates

The MUFG Group periodically updates underlying assumptions to make a current estimate of the allowance for credit losses. During the fiscal year ended March 31, 2009, MUTB adopted an advanced estimation to determine the appropriate level of formula allowance, which is estimated based primarily on the default ratio and the recoverable ratio. Previously, the recoverable ratio was computed according to the amount of the secured part of the loan or appraisal of the collateral, which was discounted by a certain rate. Due to the accumulation of the historical data, MUTB has begun incorporating the historical recovery data of the unsecured portion of loans and of the respective collateral for its respective recoverable ratios since the fiscal year ended March 31, 2009. For the fiscal year ended March 31, 2009, the effect from those changes had a positive impact on Income (loss) before income tax expense (benefit) and Net income (loss) attributable to Mitsubishi UFJ Financial Group of ¥104 billion and ¥62 billion, respectively, and a corresponding impact on both basic and diluted earnings (loss) per common share of ¥5.69 per share.

The MUFG Group observed that the market for collateralized loan obligations ("CLOs") backed by general corporate loans became significantly inactive compared with normal market activity due to the reduction in liquidity of certain debt securities resulting from the global financial market instability in the second half of the fiscal year ended March 31, 2009. Under such circumstances, the MUFG Group concluded that the unadjusted non-binding quotes from broker-dealers became less reflective of the fair values for CLOs backed by general corporate loans. Consequently, during the second half of the fiscal year ended March 31, 2009, the MUFG Group changed the valuation method for estimating the fair value of such CLOs from the method adopting unadjusted quotes from independent broker-dealers to the estimation method by weighting the internal model prices and the non-binding broker-dealer quotes. This change in valuation method was accounted for prospectively as a change in accounting estimate. See Note 29 for the details of the valuation method.

Prior to the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS, an MUFG's consumer finance subsidiary had estimated the allowance for repayment of excess interest (see Note 24 for the details of this allowance) based primarily on historical reimbursement rates of excess interest. For the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS revised its estimate by updating management's future forecast to reflect new reimbursement claims information and other data following various legal and industry developments that occurred during the fiscal year. For the fiscal year ended March 31, 2011, the effect from the changes had a negative impact on Income (loss) before income tax expense (benefit) and Net income (loss) attributable to Mitsubishi UFJ Financial Group of ¥61 billion and ¥49 billion, respectively, and a corresponding impact on both basic and diluted earnings (loss) per common share of ¥3.45 per share.

Accounting Changes

Accounting Changes

Defined Benefit Pension and Other Postretirement Plans—In September 2006, the FASB issued new guidance related to employers' accounting for defined benefit pension and other postretirement plans. The new guidance clarifies that defined benefit assets and obligations should be measured as of the date of the entity's consolidated balance sheets. The requirement to measure plan assets and benefit obligations as of the date of the consolidated balance sheets was effective for fiscal years ending after December 15, 2008.

The MUFG Group adopted the new measurement date provisions on April 1, 2008 which changed the measurement date for plan assets and benefit obligations of BTMU and some of its domestic subsidiaries from December 31 to March 31 by using the approach that remeasured plan assets and benefit obligations as of March 31, 2008. The MUFG Group recognized ¥411 million in gains on settlement during the period from January 1, 2008 to March 31, 2008 and recorded a decrease in the beginning balance of retained earnings as of April 1, 2008 by ¥132 million, net of taxes, and a decrease in the beginning balance of accumulated other changes in equity from nonowner sources as of April 1, 2008 by ¥131,574 million, net of taxes, as a result of adopting this provision. The impact on the beginning balance of accumulated other changes in equity from nonowner sources upon adoption of the new measurement date provisions as of April 1, 2008 is mainly due to a decrease in the fair value of plan assets of ¥175,680 million and an increase in benefit obligations of ¥32,382 million, net of ¥4,333 million in settlements during the period from January 1, 2008 to March 31, 2008 recognized as lump-sum payments for the fiscal year ended March 31, 2008. The increase was caused by a decline in the discount rate from December 31, 2007 to March 31, 2008.

Fair Value Measurements—In September 2006, the FASB issued new guidance on the measurement of fair value. This new guidance defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. In addition, it applies under other accounting topics that require or permit fair value measurements since the FASB previously concluded in those accounting topics that fair value is the relevant measurement attribute. Accordingly, this new guidance does not require any new fair value measurements. Under the new guidance, fair value refers to the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, a fair value hierarchy is established that prioritizes the information used to develop those assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, for example, the reporting entity's own data. Fair value measurements are separately disclosed by level within the fair value hierarchy. This new guidance is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. It shall be applied prospectively, except for the provisions related to block discounts, and existing derivative and hybrid financial instruments measured at fair value using the transaction price. This new guidance nullifies the guidance which requires the deferral of trade date gains or losses on derivatives where the fair value of those derivatives were not obtained from a quoted market price, supported by comparison to other observable market transactions, or based upon a valuation technique incorporating observable market data. The new guidance also precludes the use of a blockage factor when measuring financial instruments traded in an active market at fair value and requires consideration of nonperformance risk when measuring liabilities at fair value. Effective April 1, 2008, the MUFG Group adopted the new guidance for measurement of fair value. Upon its adoption, the difference between the carrying amount and fair value of the derivatives measured under the previous guidance was recognized as a cumulative effect to the beginning balance of retained earnings as of April 1, 2008 in the amount of ¥27,317 million, net of taxes.

In February 2008, the FASB issued new guidance on the application of fair value measurements for purposes of lease classification or measurement and new guidance on the effective date of the application of fair value measurements. The first guidance amends the fair value measurement guidance to exclude lease accounting, and other accounting topics that address fair value measurements for the purposes of lease classification or measurement. However, this scope exception does not apply to assets acquired and liabilities assumed in a business combination that are required to be measured at fair value, regardless of whether those assets and liabilities are related to leases. The second guidance applies to nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in an entity's financial statements on a recurring basis and defers the effective date of the fair value measurement guidance to fiscal years beginning after November 15, 2008, and interim periods within those fiscal years for those items. The MUFG Group adopted the guidance on April 1, 2008 to all financial assets and liabilities measured and disclosed on a fair value basis, excluding the nonfinancial assets and liabilities. For the nonrecurring nonfinancial assets and nonfinancial liabilities, including premises and equipment, intangible assets and goodwill measured at fair value for impairment, the MUFG Group adopted the fair value measurement guidance on April 1, 2009. The adoption of this new guidance did not have a material impact on the MUFG Group's financial position and results of operations.

In October 2008, the FASB issued new guidance to clarify how an entity would determine fair value in a market that is not active. This guidance was effective upon issuance and did not have a material impact on the MUFG Group's financial position and results of operations.

In April 2009, the FASB staff issued an amendment to the fair value measurement guidance, providing additional guidance for estimating fair value when the volume and level of activity for the asset or liability has significantly decreased, including guidance on identifying circumstances that indicate a transaction is not orderly. This amendment requires entities to disclose, in both interim and annual periods, the inputs and valuation techniques used to measure fair value and provide by major categories of debt and equity securities, the fair value hierarchy and Level 3 roll-forward disclosures. This amendment was effective prospectively for interim and annual periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The MUFG Group adopted this amendment on April 1, 2009, which had no material impact on its financial position and results of operations.

See Note 29 for a further discussion of the adoption of the new fair value measurement guidance.

Fair Value Option for Financial Assets and Financial Liabilities—In February 2007, the FASB issued new guidance which provided an option for measuring certain financial assets and financial liabilities using fair value. This guidance allows entities to choose, at specified election dates, to measure eligible financial assets and liabilities and certain other items at fair value that are not otherwise required to be measured at fair value. If a company elects the fair value option for an eligible item, changes in that item's fair value in subsequent reporting periods must be recognized in current earnings. This guidance was effective for fiscal years beginning after November 15, 2007. Early adoption is permitted subject to certain conditions. The MUFG Group adopted this guidance on April 1, 2008. The MUFG Group elected the fair value option for foreign securities classified as available-for-sale held by BTMU and MUTB in the amount of ¥10,448,079 million, whose unrealized gains and losses were reported within accumulated other changes in equity from nonowner sources as of March 31, 2008. BTMU and MUTB economically manage, through their asset and liability management activities, risks associated with their foreign currency-denominated financial assets and liabilities related to fluctuation of foreign exchange rates. However, prior to the adoption of this guidance for these securities, gains and losses on translation of these securities were reflected in other changes in equity from nonowner sources, while gains and losses on translation of foreign currency-denominated financial liabilities were included in current earnings. The MUFG Group elected the fair value option for these securities to mitigate accounting mismatches related to fluctuations of foreign exchange rates. As a result of adopting the fair value option on these securities, MUFG recorded an increase in the beginning balance of retained earnings as of April 1, 2008 of ¥20,150 million, net of taxes. In addition, the MUFG Group elected the fair value option for certain financial instruments held by MUSHD's foreign subsidiaries, which increased the beginning balance of retained earnings as of April 1, 2008 of ¥12,829 million, net of taxes.

Noncontrolling Interests—In December 2007, the FASB issued new guidance which requires companies to clearly identify and present ownership interests in subsidiaries held by parties other than the parent in the consolidated financial statements within the equity section but separate from the parent's equity. It also requires the amount of consolidated net income attributable to the parent and to the noncontrolling interests be clearly identified and presented on the face of the consolidated statements of operations; changes in parent's ownership interest while the parent retains its controlling financial interest in its subsidiary be accounted for similarly as equity transactions; and when a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary and the gain or loss on the deconsolidation of the subsidiary be measured at fair value. This guidance is effective for financial statements issued for fiscal years beginning on or after December 15, 2008. The MUFG Group adopted this guidance on April 1, 2009. As a result, effective April 1, 2009, ¥232,225 million of noncontrolling interests as of March 31, 2009 was reclassified from Other liabilities to Equity on its consolidated balance sheets.

Recognition and Presentation of Other-Than-Temporary Impairments—In April 2009, the FASB staff issued guidance, which amends the other than temporary impairment model for debt securities. This guidance requires an entity to recognize an other than temporary impairment of a debt security if the entity has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis. In addition, this guidance requires an entity to recognize the credit component of an other-than-temporary impairment of a debt security in earnings or the noncredit component in accumulated other changes in equity from nonowner sources when the entity does not intend to sell the debt security and if it is more likely than not that the entity will not be required to sell the debt security before recovery of its amortized cost basis. This guidance also requires additional disclosures, such as the calculation of credit losses, as well as factors considered in reaching a conclusion that an investment is not other than temporarily impaired by major security types. This guidance is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The MUFG Group adopted this guidance on April 1, 2009. The cumulative effect of the change included a decrease in the opening balance of Accumulated deficit at April 1, 2009 of ¥118,210 million, net of taxes with a corresponding adjustment to accumulated other changes in equity from nonowner sources. See Note 3 for a further discussion on this guidance.

Amendment of Accounting for Transfers of Financial Assets—In June 2009, the FASB issued new guidance which clarifies the application of certain derecognition concepts and eliminates the concept of a qualifying special purpose entity. The guidance also clarifies the concept of "surrendered control" to consider any continuing involvement with the transferred assets regardless of when the terms were agreed. In addition, the guidance introduces the term "participating interest" to establish specific conditions for reporting a transfer of a portion of a financial asset as a sale. Finally, the guidance eliminated certain alternatives with respect to initial recognition and measurement and replaced them with a requirement that a transferor recognize and initially measure all assets obtained including a transferor's beneficial interest and liabilities incurred as a result of a transfer of financial assets accounted for as a sale, at fair value. This guidance is effective for the first annual reporting period beginning after November 15, 2009, and interim periods within that year, with early application prohibited. The MUFG Group adopted this guidance on April 1, 2010, which had no impact on its financial position and results of operations. See Note 4 for details of the additional disclosures required by this guidance.

Amendment of Accounting for Consolidation of Variable Interest Entities—In June 2009, the FASB issued new guidance which amends the accounting for consolidation of VIEs. This guidance changes the guidance by modifying the characteristics for assessing a primary beneficiary to include entities that have the power to direct the activities of the variable interest entity which significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The primary beneficiary determination must be reassessed on an ongoing basis. In addition, this guidance amends the identification of VIEs by eliminating the scope exception for qualified special purpose entities and adding an additional reconsideration event for determining whether an entity is a variable interest entity. This guidance is effective from April 1, 2010 for the MUFG Group.

In February 2010, the FASB issued further guidance which defers the requirements of the consolidation guidance for determining beneficiary of VIEs for certain investment funds including mutual funds, private equity funds, hedge funds, venture capital funds, mortgage real estate investment funds, and certain real estate investment funds.

The MUFG Group has elected to apply the new guidance above prospectively. Accordingly, prior periods have not been restated. See Note 23 for more information of disclosures required by the guidance.

Disclosure about Fair Value Measurements—In January 2010, the FASB issued new guidance which requires a new disclosure and clarifies existing disclosure requirements on fair value measurements. The guidance requires additional disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements and activity in Level 3 fair value measurement. This guidance also clarifies existing disclosure requirements regarding level of disaggregation and valuation inputs and techniques. This guidance is effective for interim and annual reporting period beginning after December 15, 2009, except for the disclosure of the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which is effective for interim and annual reporting beginning after December 15, 2010 with early application permitted. The MUFG Group adopted this guidance on April 1, 2010, except for the disclosure with regard to the Level 3 activity, which had no impact on its financial position and results of operations. See Note 29 for a further discussion on this guidance.

Amendment of Accounting for Impaired Loans when the Pool of Loans is Accounted for as a Single Asset—In April 2010, the FASB issued new guidance which amends the accounting for modifications of loans that are acquired with evidence of credit deterioration and accounted for as a pool. The amendment provides that modifications of such loans, which are acquired with evidence of credit deterioration and accounted for as a pool, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loans are included is impaired if expected cash flows for the pool change. No additional disclosures are required as a result of this guidance. This guidance is effective for modifications of loans accounted for within pools occurring in the first interim or annual period ending on or after July 15, 2010, with early application permitted. Upon initial adoption of the guidance, an entity may make a one-time election to terminate accounting for loans as a pool. This election may be applied on a pool-by-pool basis and does not preclude an entity from applying pool accounting to subsequent acquisitions of loans with credit deterioration. The MUFG Group adopted this guidance on April 1, 2010, which had no material impact on its financial position and results of operations.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of TDR and modifications, and significant purchases and sales of financing receivables on a disaggregated basis. Existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward and modification disclosures will be required for interim and annual reporting periods beginning on or after December 15, 2010. The MUFG Group adopted this guidance on March 31, 2011, except for the disclosures about items regarding activity that occurs during a reporting period which are effective for interim and annual reporting periods beginning on or after December 15, 2010. The guidance affected the MUFG Group's disclosures about the credit quality of financing receivables and allowances for credit losses, but did not affect its financial position and results of operations. See Note 4 for details of disclosures required by this guidance.

In January 2011, the FASB issued further guidance which defers the effective date for disclosures about TDRs by creditors until the FASB finalizes its project on determining what constitutes a TDR for a creditor. The MUFG Group adopted this guidance immediately upon the issuance, which had no impact on its financial position and results of operations.

In April 2011, the FASB issued further guidance which finalizes its project on determining what constitutes a TDR for a creditor. Under this guidance, the deferred date for disclosures about TDRs by creditors is effective for the first interim and annual periods beginning on or after June 15, 2011. See Recently Issued Accounting Pronouncement—Amendment to Accounting for a Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring for details.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Amendment to Accounting for A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring—In April 2011, the FASB issued new guidance on a creditor's evaluation of whether a modification or restructuring of a receivable is a TDR. This clarifies the guidance on a creditor's evaluation of whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. This guidance also clarifies that a creditor is precluded from using the borrower's effective rate test when assessing whether a concession has been granted to the borrower. This guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011. An entity is required to apply this guidance retrospectively for all modifications and restructuring activities that have occurred from the beginning of the annual period of adoption. For receivables that are newly considered impaired under the guidance on accounting by creditors for impairment of a loan, an entity should measure the impairment of those receivables prospectively in the first period of adoption and disclose the total amount of receivables and the related allowance for credit losses as of the end of the period of adoption. Early adoption is permitted. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs—In May 2011, the FASB issued new guidance, which amends certain accounting and disclosure requirements related to fair value measurements, that result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is effective during interim and annual period beginning after December 15, 2011. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to the Presentation of Comprehensive Income—In June 2011, the FASB issued new guidance which amends presentation and disclosure requirements of other comprehensive income. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption of this guidance is permitted. This new guidance will only affect the presentation of other comprehensive income, and will not affect the MUFG Group's financial position and results of operations.

Basis of Financial Statements and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2011
Basis of Financial Statments and Summary of Significant Accounting Policies
Schedule of Estimated Useful Lives of Premises and Equipment

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3to 39

Schedule of Useful Life of Intangible Assets and Amortization Method by Major Class

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	5 to 19	Declining-balance
Customer relationships	12 to 27	Declining-balance
Trade names	5 to 40	Straight-line

Investment Securities (Tables)	12 Months Ended
Mar. 31, 2011
Investment Securities
Schedule of Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities
At March 31, 2010:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥39,431,089	¥63,871	¥62,099		¥39,432,861
Japanese prefectural and municipal bonds	272,829	8,148	77		280,900
Foreign governments and official institutions bonds	1,340,750	8,882	4,406		1,345,226
Corporate bonds	3,394,320	88,762	8,434		3,474,648
Residential mortgage-backed securities	934,203	16,004	8,796		941,411
Commercial mortgage-backed securities	57,098	2	3,805		53,295
Asset-backed securities	329,590	773	2,545		327,818
Other debt securities	1,037	—	—		1,037
Marketable equity securities	3,082,948	1,477,616	5,884		4,554,680

Total	¥48,843,864	¥1,664,058	¥96,046		¥50,411,876

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,076,900	¥17,250	¥—		¥1,094,150
Japanese prefectural and municipal bonds	42,348	585	—		42,933
Foreign governments and official institutions bonds	607,558	8,309	300		615,567
Corporate bonds	127,369	2,280	—		129,649
Asset-backed securities	1,086,788	56,245	253	(1)	1,142,780
Other debt securities	2,838	4	—		2,842

Total	¥2,943,801	¥84,673	¥553		¥3,027,921

Note:

(1)	UNBC reclassified CLOs, which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remained in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥48,914 million before taxes at March 31, 2010 and not included in the table above.

At March 31, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥44,756,826	¥75,017	¥112,221	¥44,719,622
Japanese prefectural and municipal bonds	193,712	6,578	9	200,281
Foreign governments and official institutions bonds	973,175	16,472	856	988,791
Corporate bonds	3,058,698	84,262	3,418	3,139,542
Residential mortgage-backed securities	1,140,271	11,593	13,293	1,138,571
Commercial mortgage-backed securities	31,485	181	1,276	30,390
Asset-backed securities	452,280	665	555	452,390
Other debt securities	960	—	—	960
Marketable equity securities	2,755,016	1,073,797	63,726	3,765,087

Total	¥53,362,423	¥1,268,565	¥195,354	¥54,435,634

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,026,443	¥7,987	¥—	¥1,034,430
Japanese prefectural and municipal bonds	22,667	178	—	22,845
Foreign governments and official institutions bonds	893,316	6,758	2,451	897,623
Corporate bonds	138,810	1,165	46	139,929
Asset-backed securities	935,876	32,144	3,930	964,090
Other debt securities	77	4	—	81

Total	¥3,017,189	¥48,236	¥6,427	¥3,058,998

Contractual Maturity

	Held-to-maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥789,436	¥794,613	¥12,979,004
Due from one year to five years	1,306,678	1,316,578	29,631,024
Due from five years to ten years	418,571	439,161	4,799,923
Due after ten years	502,504	508,646	3,260,596

Total	¥3,017,189	¥3,058,998	¥50,670,547

Schedule of Investments, by Type and Length in Continuous Loss Position

	Less than 12 months		12 months or more		Total
At March 31, 2010:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
				(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥21,109,870	¥25,459	¥1,806,501	¥36,640	¥22,916,371	¥62,099	114
Japanese prefectural and municipal bonds	10,009	77	—	—	10,009	77	3
Foreign governments and official institutions bonds	822,500	4,404	138	2	822,638	4,406	122
Corporate bonds	431,826	4,709	292,544	3,725	724,370	8,434	5,314
Residential mortgage-backed securities	269,805	2,269	76,545	6,527	346,350	8,796	123
Commercial mortgage-backed securities	2,946	250	47,396	3,555	50,342	3,805	28
Asset-backed securities	12,546	1,672	20,705	873	33,251	2,545	26
Marketable equity securities	96,997	5,711	1,554	173	98,551	5,884	119

Total	¥22,756,499	¥44,551	¥2,245,383	¥51,495	¥25,001,882	¥96,046	5,849

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥85,069	¥300	¥—	¥—	¥85,069	¥300	9
Asset-backed securities	9,571	20	138,402	233	147,973	253	226

Total	¥94,640	¥320	¥138,402	¥233	¥233,042	¥553	235

	Less than 12 months		12 months or more		Total
At March 31, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
				(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥24,169,306	¥95,292	¥998,080	¥16,929	¥25,167,386	¥112,221	136
Japanese prefectural and municipal bonds	10,111	9	—	—	10,111	9	6
Foreign governments and official institutions bonds	96,431	855	524	1	96,955	856	43
Corporate bonds	309,067	2,051	148,667	1,367	457,734	3,418	3,155
Residential mortgage-backed securities	528,791	10,281	32,139	3,012	560,930	13,293	281
Commercial mortgage-backed securities	—	—	22,236	1,276	22,236	1,276	13
Asset-backed securities	16,708	56	35,961	499	52,669	555	23
Marketable equity securities	610,711	63,580	542	146	611,253	63,726	123

Total	¥25,741,125	¥172,124	¥1,238,149	¥23,230	¥26,979,274	¥195,354	3,780

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥191,109	¥1,255	¥47,145	¥1,196	¥238,254	¥2,451	23
Corporate bonds	7,120	46	—	—	7,120	46	4
Asset-backed securities	259,446	3,840	126,948	90	386,394	3,930	247

Total	¥457,675	¥5,141	¥174,093	¥1,286	¥631,768	¥6,427	274

Roll-Forward of Credit Loss Component Recognized in Earnings

	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥40,556	¥36,591

Additions:
Initial credit impairments	24,587	14,087
Subsequent credit impairments	5,235	6,401

Reductions:
Securities sold or matured	(33,787)	(21,621)

Balance at end of fiscal year	¥36,591	¥35,458

Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2011
Loans and Allowance for Credit Losses
Loans by Domicile and Type of Industry of Borrower Segment Classification
	2010	2011
	(in millions)
Domestic:
Manufacturing	¥12,027,795	¥11,248,033
Construction	1,427,933	1,280,899
Real estate	12,261,588	11,660,798
Services	3,714,148	3,417,689
Wholesale and retail	8,597,192	8,443,580
Banks and other financial institutions(1)	4,159,603	3,421,419
Communication and information services	1,339,753	1,249,272
Other industries	9,393,031	8,410,092
Consumer	19,096,832	18,420,864

Total domestic	72,017,875	67,552,646

Foreign:
Governments and official institutions	490,376	516,637
Banks and other financial institutions(1)	2,970,470	3,565,502
Commercial and industrial	14,252,704	13,116,390
Other	2,554,209	2,853,671

Total foreign	20,267,759	20,052,200

Unearned income, unamortized premiums—net and deferred loan fees—net	(99,724)	(102,871)

Total(2)	¥92,185,910	¥87,501,975

Notes:

(1)	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥102,268 million and ¥65,162 million at March 31, 2010 and 2011, respectively, which are carried at the lower of cost or estimated fair value.

Nonaccrual Status of loans by Class
2011
(in millions)
Commercial
Domestic	¥686,084
Manufacturing	137,275
Construction	48,338
Real estate	128,282
Services	74,234
Wholesale and retail	171,870
Banks and other financial institutions	7,238
Communication and information services	32,978
Other industries	36,163
Consumer	49,706
Foreign-excluding UNBC	102,869
Residential	129,777
Card	141,445
UNBC	78,623

Total(1)	¥1,138,798

Note:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.

Summary of Impaired Loans Balance and Related Impairment Allowance by Class

	2010
	Recorded Loan Balance	Impairment Allowance
	(in millions)
Requiring an impairment allowance	¥1,465,040	¥770,262
Not requiring an impairment allowance(1)	360,812	—

Total(2)	¥1,825,852	¥770,262

Notes:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥14,524 million at March 31, 2010.

	Recorded Loan Balance
At March 31, 2011:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
			(in millions)
Commercial
Domestic	¥943,041	¥265,039	¥1,208,080	¥1,282,887	¥521,797
Manufacturing	257,443	45,046	302,489	311,359	139,522
Construction	51,092	22,244	73,336	78,027	31,626
Real estate	118,840	64,139	182,979	207,373	56,099
Services	136,659	36,066	172,725	186,939	68,946
Wholesale and retail	235,655	49,312	284,967	295,069	144,049
Banks and other financial institutions	3,592	6,266	9,858	11,993	1,658
Communication and information services	45,353	12,572	57,925	59,482	26,416
Other industries	43,028	8,246	51,274	51,981	30,931
Consumer	51,379	21,148	72,527	80,664	22,550
Foreign-excluding UNBC	132,442	1,157	133,599	134,294	66,066
Loans acquired with deteriorated credit quality	37,125	147	37,272	60,799	11,826
Residential	277,704	29,527	307,231	393,742	87,450
Card	149,953	1,766	151,719	173,568	46,963
UNBC	51,530	3,667	55,197	68,452	9,793

Total(2)	¥1,591,795	¥301,303	¥1,893,098	¥2,113,742	¥743,895

Notes:

(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million at March 31, 2011.

Credit Quality Indicators of Loans by Class
At March 31, 2011:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥45,354,265	¥4,357,196	¥686,431	¥50,397,892
Manufacturing	9,957,029	1,141,101	137,275	11,235,405
Construction	1,007,788	223,791	48,306	1,279,885
Real estate	9,793,308	1,023,691	128,401	10,945,400
Services	2,878,813	445,863	74,234	3,398,910
Wholesale and retail	7,411,408	829,277	171,870	8,412,555
Banks and other financial institutions	3,110,731	298,554	7,238	3,416,523
Communication and information services	1,074,367	140,614	32,978	1,247,959
Other industries	8,210,660	156,090	36,163	8,402,913
Consumer	1,910,161	98,215	49,966	2,058,342
Foreign-excluding UNBC	14,992,355	1,006,010	39,490	16,037,855
Loans acquired with deteriorated credit quality	41,144	56,201	22,119	119,464

Total	¥60,387,764	¥5,419,407	¥748,040	¥66,555,211

At March 31, 2011:	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥16,015,242	¥134,773	¥16,150,015
Card	¥727,880	¥144,163	¥872,043

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
At March 31, 2011:	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,715,853	¥21,595	¥1,767,355	¥275,762	¥3,780,565

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 2 for a further discussion on FDIC covered loans.

Age Analysis of Past Due Loans by Class

At March 31, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥55,100	¥98,225	¥153,325	¥50,244,567	¥50,397,892	¥8,640
Manufacturing	10,355	9,485	19,840	11,215,565	11,235,405	30
Construction	6,346	4,456	10,802	1,269,083	1,279,885	42
Real estate	6,365	37,688	44,053	10,901,347	10,945,400	3,182
Services	6,505	10,317	16,822	3,382,088	3,398,910	457
Wholesale and retail	11,774	11,921	23,695	8,388,860	8,412,555	116
Banks and other financial institutions	24	6,213	6,237	3,410,286	3,416,523	6
Communication and information services	5,814	5,047	10,861	1,237,098	1,247,959	15
Other industries	1,487	4,496	5,983	8,396,930	8,402,913	4
Consumer	6,430	8,602	15,032	2,043,310	2,058,342	4,788
Foreign-excluding UNBC	1,068	74,054	75,122	15,962,733	16,037,855	—
Residential	93,200	55,485	148,685	15,978,909	16,127,594	46,265
Card	34,107	79,196	113,303	742,264	855,567	—
UNBC	24,610	27,951	52,561	3,786,856	3,839,417	163

Total	¥208,085	¥334,911	¥542,996	¥86,715,329	¥87,258,325	¥55,068

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for a further discussion on FDIC covered loans.

Changes in the Allowance for Credit Losses

	2009	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥1,134,940	¥1,156,638	¥1,315,615
Provision for credit losses	626,947	647,793	292,035
Charge-offs	603,298	520,772	385,770
Less—Recoveries	26,446	52,372	43,670

Net charge-offs	576,852	468,400	342,100
Others(1)	(28,397)	(20,416)	(25,094)

Balance at end of fiscal year	¥1,156,638	¥1,315,615	¥1,240,456

Note:

(1)	Others principally include losses (gains) from foreign exchange translation. In addition, for the fiscal year ended March 31, 2010, others include adjustments related to restructuring of business operations.

Schedule of Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment

At March 31, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at end of fiscal year:
Individually evaluated for impairment	¥587,863	¥86,514	¥46,963	¥9,793	¥731,133
Collectively evaluated for impairment	277,130	76,734	35,265	85,209	474,338
Loans acquired with deteriorated credit quality	30,618	1,967	379	2,021	34,985

Allowance for credit losses total	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,341,679	¥300,756	¥150,716	¥55,197	¥1,848,348
Collectively evaluated for impairment	65,094,068	15,826,839	704,851	3,793,669	85,419,427
Loans acquired with deteriorated credit quality	119,464	22,420	16,476	113,549	271,909

Total loans(1)	¥66,555,211	¥16,150,015	¥872,043	¥3,962,415	¥87,539,684

Note:

(1)	Total loans in the above table do not include loans held for sale.

Schedule of Loans Acquired with Deteriorated Credit Quality

	2010	2011
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥807	¥341,843
Cash flows expected to be collected at acquisitions	90	181,663
Fair value of loans at acquisition	90	152,263
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥82,219	¥60,925
Additions	—	29,401
Accretion	(32,121)	(27,321)
Disposals	—	—
Reclassifications from nonaccretable difference	11,035	23,184
Deconsolidation of a subsidiary	(208)	—
Foreign currency translation adjustments	—	(1,461)

Balance at end of fiscal year	¥60,925	¥84,728

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥654,150	¥522,015
Outstanding balance at end of fiscal year	522,015	662,369
Carrying amount at beginning of fiscal year	248,511	188,719
Carrying amount at end of fiscal year	188,719	271,909
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥90	¥760
Carrying amount at end of fiscal year	53,459	29,833
Provisions within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for loan losses at beginning of fiscal year	¥23,443	¥25,906
Additional provisions during fiscal year	8,987	13,516
Reductions of allowance during fiscal year	4,047	2,202
Balance of allowance for loan losses at end of fiscal year	25,906	34,985

Schedule of Components of Investments in Direct Financing Leases

	2010	2011
	(in millions)
Minimum lease payments receivable	¥744,027	¥638,287
Estimated residual values of leased property	33,339	26,713
Less—unearned income	(61,398)	(59,333)

Net investment in direct financing leases	¥715,968	¥605,667

Schedule of Future Minimum Lease Payment Receivables Under Noncancellable Leasing Agreements

Direct financing leases
(in millions)
Fiscal year ending March 31:
2012	¥222,133
2013	159,965
2014	112,993
2015	62,589
2016	32,552
2017 and thereafter	48,055

Total minimum lease payment receivables	¥638,287

Principal Amounts Related to Assets and Liabilities of the Special Purpose Entity

	2010	2011
	(in millions)
Principal amounts of commercial loans in trusts	¥47,605	¥25,638

Senior beneficial interests retained by the MUFG Group	¥40,791	¥22,854
Subordinated beneficial interests sold to investors	6,814	2,784

Total beneficial interests	¥47,605	¥25,638

Key Economic Assumptions Used in Measuring the Fair Value of the Senior Beneficial Interests

	2010	2011
One month forward rate	(0.20) - 0.90%	(0.22) - 0.79%
Credit spread	3.11 - 7.89%	2.80 - 7.20%

Sensitivities of the Fair Value to an Immediate Adverse Change

	2010	2011
One month forward rate:
Impact of 10bp adverse change	99.70 - 99.91%	99.85 - 99.92%
Impact of 20bp adverse change	99.42 - 99.84%	99.70 - 99.84%
Credit spread:
Impact of 10% adverse change	97.99 - 99.65%	99.02 - 99.79%
Impact of 20% adverse change	96.00 - 99.31%	98.04 - 99.57%

Cash Flows Between the MUFG Group and the Special Purpose Entity

	2010	2011
	(in millions)
Cash flows from collections received on senior beneficial interests	19,799	17,937
Cash flows from dividends on senior beneficial interests	419	209
Servicing fees collected	3	4

Premises and Equipment (Tables)	12 Months Ended
Mar. 31, 2011
Premises and Equipment
Schedule of Premises and Equipment, Net Carrying Amount by Major Class of Assets

	2010	2011
	(in millions)
Land	¥399,893	¥391,602
Buildings	680,085	694,384
Equipment and furniture	681,886	667,073
Leasehold improvements	235,807	225,407
Construction in progress	17,206	15,007

Total	2,014,877	1,993,473
Less accumulated depreciation	1,019,710	1,030,925

Premises and equipment-net	¥995,167	¥962,548

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets
Schedule of Changes in the Carrying Amount of Goodwill by Business Segment

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group					Integrated Trust Assets Business Group	Global Markets	Total
		Domestic	Overseas			Total
(in millions)			Other than UNBC	UNBC	Overseas Total
Balance at March 31, 2009:
Goodwill	¥840,055	¥885,234	¥152,203	¥217,202	¥369,405	¥1,254,639	¥22,527	¥2,300	¥2,119,521
Accumulated impairment losses	(840,055)	(884,773)	(532)	—	(532)	(885,305)	(14,735)	—	(1,740,095)

	¥—	¥461	¥151,671	¥217,202	¥368,873	¥369,334	¥7,792	¥2,300	¥379,426

Impairment loss	—	(461)	—	—	—	(461)	—	—	(461)
Foreign currency translation adjustments and other	—	—	—	2,533	2,533	2,533	—	—	2,533

Balance at March 31, 2010:
Goodwill	840,055	885,234	152,203	219,735	371,938	1,257,172	22,527	2,300	2,122,054
Accumulated impairment losses	(840,055)	(885,234)	(532)	—	(532)	(885,766)	(14,735)	—	(1,740,556)

	¥—	¥—	¥151,671	¥219,735	¥371,406	¥371,406	¥7,792	¥2,300	¥381,498
Goodwill acquired during the fiscal year(2)	—	—	—	8,068	8,068	8,068	—	—	8,068
Foreign currency translation adjustments and other	—	—	—	(26,174)	(26,174)	(26,174)	—	—	(26,174)

Balance at March 31, 2011:
Goodwill	840,055	885,234	152,203	201,629	353,832	1,239,066	22,527	2,300	2,103,948
Accumulated impairment losses	(840,055)	(885,234)	(532)	—	(532)	(885,766)	(14,735)	—	(1,740,556)

	¥—	¥—	¥151,671	¥201,629	¥353,300	¥353,300	¥7,792	¥2,300	¥363,392

Notes:

(1)	See Note 27 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with various acquisitions.

Schedule of Goodwill Impairment Losses by Reporting Units

Business Segment	Reporting Unit	Impairment loss
		2009	2010
		(in millions)
Integrated Retail Banking Business Group	BTMU-Retail	¥636,322	¥—
Integrated Retail Banking Business Group	Mitsubishi UFJ NICOS-Retail	193,579	—
Integrated Corporate Banking Business Group—Domestic	BTMU-Corporate	—	461
Integrated Corporate Banking Business Group—Domestic	MUSHD-Corporate	1,206	—
Integrated Trust Assets Business Group	MUTB-Trust	14,735	—

		¥845,842	¥461

Other Intangible Assets, Net Carrying Amount by Major Class of Intangible Assets

	2010			2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,263,031	¥707,888	¥555,143	¥1,374,334	¥839,872	¥534,462
Core deposit intangibles	638,290	329,163	309,127	632,533	377,325	255,208
Customer relationships	208,118	100,419	107,699	207,670	113,435	94,235
Trade names	60,058	8,616	51,442	51,579	10,209	41,370
Other	4,006	2,282	1,724	4,173	2,648	1,525

Total	¥2,173,503	¥1,148,368	1,025,135	¥2,270,289	¥1,343,489	926,800

Intangible assets not subject to amortization:
Indefinite-lived customer relationships			61,491			42,224
Indefinite-lived trade names			4,459			4,459
Other			25,032			18,038

Total			90,982			64,721

Total			¥1,116,117			¥991,521

Schedule of Estimated Aggregate Amortization Expense for Intangible Assets for the Next Five Fiscal Years

(in millions)
Fiscal year ending March 31:
2012	¥212,190
2013	179,776
2014	136,009
2015	101,529
2016	73,126

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Taxes
Schedule of Current and Deferred Income Tax Expense (Benefit)

	2009	2010	2011
	(in millions)
Current:
Domestic	¥27,180	¥36,993	¥52,982
Foreign	114,259	53,659	70,292

Total	141,439	90,652	123,274

Deferred:
Domestic	(293,849)	297,989	299,725
Foreign	(107,518)	18,399	16,901

Total	(401,367)	316,388	316,626

Income tax expense (benefit)	(259,928)	407,040	439,900
Income tax expense (benefit) reported in equity relating to:
Investment securities	(585,322)	350,507	(193,657)
Derivatives qualifying for cash flow hedges	2,725	(3,295)	(2,250)
Pension liability adjustments	(288,856)	157,720	(69,139)
Foreign currency translation adjustments	(15,004)	2,594	2,007

Total	(886,457)	507,526	(263,039)

Total	¥(1,146,385)	¥914,566	¥176,861

Reconciliation of Effective Income Tax Rate

	2009	2010	2011
Combined normal effective statutory tax rate	40.6%	40.6%	40.6%
Nondeductible expenses	(0.2)	0.2	0.3
Dividends from foreign subsidiaries	(0.3)	0.0	0.1
Foreign tax credit and payments	(0.7)	0.7	3.3
Lower tax rates applicable to income of subsidiaries	0.0	(0.7)	(0.6)
Change in valuation allowance	(2.3)	(5.8)	10.6
Realization of previously unrecognized tax effects of subsidiaries	(1.7)	(0.9)	(3.7)
Nontaxable dividends received	0.4	(0.1)	(2.7)
Impairment of goodwill	(19.5)	0.0	0.0
Undistributed earnings of subsidiaries	(1.5)	(1.6)	(1.5)
Tax and interest expense for uncertainty in income taxes	(1.0)	0.6	0.2
Expiration of loss carryforward	(0.6)	0.2	6.4
Other—net	1.5	(1.5)	(0.5)

Effective income tax rate	14.7%	31.7%	52.5%

Significant Components of Deferred Tax Assets and Liabilities

	2010	2011
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥902,282	¥887,531
Operating loss carryforwards	518,948	259,183
Loans	12,746	2,785
Accrued liabilities and other	397,255	438,045
Premises and equipment, including sale-and-leaseback transactions	128,158	126,905
Derivative financial instruments	28,861	67,312
Investment securities (including trading account assets at fair value under fair value option)	82,470	212,511
Accrued severance indemnities and pension plans	100,804	169,349
Valuation allowance	(641,619)	(726,774)

Total deferred tax assets	1,529,905	1,436,847

Deferred tax liabilities:
Intangible assets	212,845	164,291
Lease transactions	50,611	51,239
Other	55,055	57,749

Total deferred tax liabilities	318,511	273,279

Net deferred tax assets	¥1,211,394	¥1,163,568

Schedule of Expiration Date of Operating Loss and Tax Credit Carryforwards

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2012	¥80,439	¥—
2013	202,905	—
2014	27,994	—
2015	13,259	—
2016	45,350	—
2017	12,373	—
2018 and thereafter	168,407	3,923
No definite expiration date	24,676	573

Total	¥575,403	¥4,496

Roll-Forward Schedule of Change in Unrecognized Tax Benefits

	2009	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥44,764	¥72,857	¥75,479
Gross amount of increases for current year's tax positions	23,960	2,771	406
Gross amount of decreases for current year's tax positions	—	—	(1,482)
Gross amount of increases for prior years' tax positions	15,104	15,208	9,113
Gross amount of decreases for prior years' tax positions	(5,459)	(5,506)	(8,698)
Net amount of changes relating to settlements with tax authorities	447	(6,695)	(4,434)
Decreases due to lapse of applicable statutes of limitations	(14)	(1,281)	(1,479)
Foreign exchange translation	(5,945)	(1,875)	(7,608)

Balance at end of fiscal year	¥72,857	¥75,479	¥61,297

Roll-Forward Schedule of Accrued Interest and Penalties Related to Income Taxes

	2009	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥4,047	¥5,842	¥7,273
Total interest and penalties in the consolidated statements of operations	2,588	4,490	585
Total cash settlements and foreign exchange translation	(793)	(3,059)	(825)

Balance at end of fiscal year	¥5,842	¥7,273	¥7,033

Status of Years Under Audit or Open to Examination by Major Tax Jurisdiction

Jurisdiction	Tax years
Japan	2011
United States—Federal	2007 and forward
United States—California	2005 and forward
United States—New York	2001 and forward
United States—New York City	2001 and forward

Income (Loss) before Income Taxes Expense (Benefit) by Jurisdiction

	2009	2010	2011
	(in millions)
Domestic income (loss)	¥(1,776,405)	¥870,192	¥443,304
Foreign income	12,178	411,924	393,934

Total	¥(1,764,227)	¥1,282,116	¥837,238

Pledged Assets and Collateral (Tables)	12 Months Ended
Mar. 31, 2011
Pledged Assets and Collateral
Schedule of Assets Mortgaged, Pledged or Otherwise Subject to Liens

(in millions)
Trading account securities	¥8,616,845
Investment securities	4,361,431
Loans	6,450,799
Other	59,198

Total	¥19,488,273

Schedule of Pledged Assets Classified by Type of Liabilities

(in millions)
Deposits	¥388,298
Call money and funds purchased	484,606
Payables under repurchase agreements and securities lending transactions	9,634,077
Other short-term borrowings and long-term debt	8,943,147
Other	38,145

Total	¥19,488,273

Schedule of Restatement of Trading Account Assets Pledged that Secured Parties are Permitted to Sell or Repledge

	2010
	As previously reported	As restated
	(in millions)
Trading account assets pledged that secured parties are permitted to sell or repledge	¥8,712,347	¥8,409,598

Deposits (Tables)	12 Months Ended
Mar. 31, 2011
Deposits
Maturities of Time Deposits

	Domestic	Foreign
	(in millions)
Due in one year or less	¥35,704,148	¥13,812,257
Due after one year through two years	6,427,398	247,805
Due after two years through three years	3,051,730	135,808
Due after three years through four years	676,089	32,901
Due after four years through five years	814,135	35,665
Due after five years	110,927	27,508

Total	¥46,784,427	¥14,291,944

Call Loans and Funds Sold, and Call Money and Funds Purchased (Tables)	12 Months Ended
Mar. 31, 2011
Call Loans and Funds Sold, and Call Money and Funds Purchased
Schedule of Funds Transactions

	2009	2010	2011
	(in millions, except percentages and days)
Average balance during the fiscal year:
Call money and funds purchased	¥3,051,725	¥2,349,445	¥2,173,923
Call loans and funds sold	1,080,630	651,778	656,322

Net funds purchased position	¥1,971,095	¥1,697,667	¥1,517,601

Call money and funds purchased:
Outstanding at end of fiscal year:
Amount	¥2,235,858	¥1,883,824	¥2,313,487
Principal range of maturities	1 day to 30 days	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.33%	0.28%	0.29%
Maximum balance at any month-end during the fiscal year	¥4,133,609	¥2,611,306	¥2,488,885
Weighted average interest rate paid during the fiscal year	0.82%	0.24%	0.27%

Due to Trust Account (Tables)	12 Months Ended
Mar. 31, 2011
Due to Trust Account
Schedule of Due to Trust Account Transactions

	2009	2010	2011(1)
	(in millions, except percentages)
Average balance outstanding during the fiscal year	¥1,479,736	¥1,683,607	¥674,622
Maximum balance at any month-end during the fiscal year	1,796,846	1,795,280	752,244
Weighted average interest rate during the fiscal year	0.46%	0.36%	0.12%

Note

(1)	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, the amount of average balance outstanding, the maximum balance at any month-end and weighted average interest rate during the fiscal year ended March 31, 2011 decreased. See Note 23 for further discussion of the adoption of the new guidance.

Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-Term Borrowings and Long-Term Debt
Schedule of Other Short-Term Borrowings

	2010	2011
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,208,690	¥1,262,885
Borrowings from the Bank of Japan	2,861,400	5,513,650
Borrowings from other financial institutions	209,030	175,951
Other	73,560	65,843

Total domestic offices	4,352,680	7,018,329

Foreign offices:
Commercial paper	907,641	732,910
Borrowings from other financial institutions	819,633	730,479
Other	17,416	6,595

Total foreign offices	1,744,690	1,469,984

Total	6,097,370	8,488,313
Less unamortized discount	34	116

Other short-term borrowings—net	¥6,097,336	¥8,488,197

Weighted average interest rate on outstanding balance at end of fiscal year	0.27%	0.24%

Schedule of Long-Term Debt

	2010	2011
	(in millions)
MUFG:
Obligations under capital leases	¥45	¥22
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2010-2011, principally 0.59%-1.21%	230,000	—
Subordinated debt(1):
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 3.92%-4.42%	380,500	380,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 2.42%-4.78%	2,500	2,500
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 6.25%	465	416
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	1,251	1,176
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, no stated maturity, principally 6.20%(2)	421	402
Floating rate borrowings, payable in Japanese yen, no stated maturity, principally 3.05%-3.17%	16,208	16,209

Total	631,390	401,225

BTMU:
Obligations under capital leases	¥27,888	¥17,937
Obligation under sale-and-leaseback transactions	52,189	50,875
Unsubordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2011-2027, principally 0.26%-2.69%	1,626,600	1,485,402
Fixed rate bonds, payable in US dollars, due 2012-2015, principally 1.60%-3.85%	219,574	400,561
Fixed rate bonds, payable in other currencies excluding Japanese yen, and US dollars, due 2012-2014, principally 5.40%-5.58%(2)	17,056	64,496
Fixed rate borrowings, payable in Japanese yen, due 2011-2023, principally 0.25%-0.50%	18,327	7,428
Fixed rate borrowings, payable in US dollars, due 2018, principally 7.49%	586	462
Fixed rate borrowings, payable in other currencies excluding Japanese yen, and US dollars, due 2011-2013, principally 1.50%-5.65%(2)	4,687	1,294
Adjustable rate bonds, payable in Japanese yen, due 2014, principally 1.71%	20,000	20,000
Floating rate bonds, payable in US dollars, due 2014, principally 0.97%	—	41,575
Floating rate borrowings, payable in US dollars, due 2014-2016, principally 0.62%-0.79%	325,640	424,065

Total	2,232,470	2,445,283
Subordinated debt(1):
Fixed rate bonds, payable in Japanese yen, due 2011-2031, principally 1.13%-2.91%	1,649,855	1,910,698
Fixed rate borrowings, payable in Japanese yen, due 2011-2035, principally 0.71%-3.62%	129,433	216,940
Fixed rate bonds, payable in US dollars, due 2011, principally 7.40%	371,098	167,380
Fixed rate borrowings, payable in US dollars, due 2013, principally 6.76%	122,714	108,393
Adjustable rate bonds, payable in Japanese yen, due 2018-2019, principally 0.99%-1.75%	93,700	93,700
Adjustable rate borrowings, payable in Japanese yen, due 2012-2028, principally 0.36%-2.90%	544,100	574,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.90%-4.78%	1,392,700	1,083,800
Adjustable rate borrowings, payable in US dollars, due 2016-2017, principally 0.71%-0.78%	229,157	145,928
Adjustable rate borrowings, payable in US dollars, no stated maturity, principally 1.13%-6.25%	232,600	207,875
Adjustable rate bonds, payable in Euro, due 2015, principally 3.50%	124,920	—
Adjustable rate borrowings, payable in Euro, due 2017, principally 1.45%	112,428	11,757
Adjustable rate borrowings, payable in Euro, no stated maturity, principally 4.75%-5.17%	164,270	154,605
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2017, principally 1.30%(2)	38,610	36,820
Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US dollars, and Euro, no stated maturity, principally 6.20%(2)	79,326	75,648
Floating rate borrowings, payable in Japanese yen, due 2020-2027, principally 0.52%-0.87%	52,800	38,100

Total	5,337,711	4,826,144
Obligations under loan securitization transaction accounted for as secured borrowings, due 2011-2045, principally 0.39%-6.66%	2,847,735	2,640,007

Total	10,497,993	9,980,246

Other subsidiaries:
Obligations under capital leases	¥16,551	¥11,398
Unsubordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2011-2038 principally 0.00%-10.30%	491,310	378,528
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2011-2038, principally 0.00%-10.00%	193,447	23,573
Fixed rate borrowings, bonds and notes, payable in Euro, due 2011, principally 1.75%	—	436
Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2011-2038, principally 0.00%-11.30%(2)	3,518	3,389
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2011-2040, principally 0.00%-22.40%	1,205,153	1,231,674
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2011-2038, principally 0.00%-14.00%	131,494	401,646
Floating rate bonds and notes, payable in Euro, due 2012-2014, principally 0.00%-0.50%	504	228
Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese yen, US dollars, and Euro, due 2011-2038, principally 0.00%-11.50%(2)	3,740	16,079
Other institutions, due 2035, principally 1.64%-3.58%	4,684	3,812

Total	2,033,850	2,059,365
Subordinated debt(1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2011-2030, principally 0.93%-3.04%	298,163	349,629
Fixed rate bonds and notes, payable in US dollars, due 2013-2030, principally 5.25%-11.33%	111,923	97,085
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2016-2020, principally 0.58% -2.70%	157,600	97,300
Adjustable rate borrowings, bonds and notes, payable in Japanese yen, no stated maturity, principally 1.93%-3.50%	125,900	104,118
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2011-2015, principally 0.08%-1.80%	176,330	161,823
Floating rate bonds and notes, payable in US dollars, due 2010, principally 1.39%	461	—
Other miscellaneous debt	3	—

Total	870,380	809,955
Obligations under loan securitization transaction accounted for as secured borrowings, due 2011-2017, principally 0.40%-3.02%	112,260	94,539

Total	3,033,041	2,975,257

Total	¥14,162,424	¥13,356,728

Notes:

(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as British pound, Brazilian real, Chinese yuan, Indonesian rupiah, Hong Kong dollars etc, have been summarized into the "Other currencies" classification.

Schedule of Maturities of Long-Term Debt

	MUFG	BTMU	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2012	¥9	¥838,774	¥617,310	¥1,456,093
2013	6	1,006,347	413,182	1,419,535
2014	4	1,088,535	359,173	1,447,712
2015	2	907,146	249,794	1,156,942
2016	—	772,680	141,070	913,750
2017 and thereafter	401,204	5,366,764	1,194,728	6,962,696

Total	¥401,225	¥9,980,246	¥2,975,257	¥13,356,728

Severance Indemnities and Pension Plans (Tables)	12 Months Ended
Mar. 31, 2011
Severance Indemnities and Pension Plans
Components of Net Periodic Costs of Pension Benefits

	Domestic subsidiaries			Foreign offices and subsidiaries
	2009	2010	2011	2009		2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥39,443	¥41,823	¥39,713	¥7,448	¥945	¥6,414	¥872	¥6,092	¥909
Interest costs on projected benefit obligation	32,926	29,071	33,184	11,301	1,369	10,587	1,226	10,900	1,335
Expected return on plan assets	(68,710)	(49,826)	(56,105)	(16,820)	(1,373)	(15,309)	(936)	(16,220)	(1,086)
Amortization of net actuarial loss	1,653	51,980	15,600	2,133	320	2,682	678	1,386	516
Amortization of prior service cost	(7,373)	(9,801)	(10,576)	77	(78)	39	(67)	51	(61)
Amortization of net obligation at transition	(5)	(1)	—	—	192	—	123	—	115
Loss on settlements and curtailment	4,463	3,037	3,706	—	—	—	—	—	—

Net periodic benefit cost	¥2,397	¥66,283	¥25,522	¥4,139	¥1,375	¥4,413	¥1,896	¥2,209	¥1,728

Schedule of Weighted-Average Assumptions Used In Computing the Present Value of the Projected Benefit Obligations and the Net Periodic Benefit Cost

	Domestic subsidiaries			Foreign offices and subsidiaries
	2009	2010	2011	2009		2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.93%	1.66%	2.05%	5.74%	6.01%	5.70%	5.77%	6.10%	6.04%
Discount rates in determining benefit obligation	1.66	2.05	1.91	5.70	5.77	6.10	6.04	5.67	5.36
Rates of increase in future compensation level for determining expense	3.10	3.07	3.06	4.51	—	4.64	—	4.72	—
Rates of increase in future compensation level for determining benefit obligation	3.07	3.06	3.23	4.64	—	4.72	—	4.67	—
Expected rates of return on plan assets	3.13	3.02	2.98	7.84	8.00	7.50	8.00	7.49	8.00

Schedule of Assumed Health Care Cost Trend Rates and the Effect of a One-Percentage-Point Change in the Assumed Health Care Cost Trend Rate for Foreign Offices and Subsidiaries
UNBC			Other than UNBC
	2010(1)	2011(1)	2010(1)	2011(1)
Initial trend rate	9.38%	9.12%	8.00%	7.50%
Ultimate trend rate	5.00%	5.00%	5.00%	5.00%
Year the rate reaches the ultimate trend rate	2018	2018	2016	2016

	UNBC		Other than UNBC
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥266	¥(221)	¥73	¥(57)
Effect on postretirement benefit obligation	2,273	(1,934)	898	(695)

Note:

(1)	Fiscal periods of UNBC and foreign subsidiaries end on December 31. Therefore, above tables present the rates and amounts at December 31, 2009 and 2010, respectively.

Schedule of Changes in Benefit Obligations and Plan Assets and Amount Recognized in the Balance Sheets

	Domestic subsidiaries				Foreign offices and subsidiaries
	2010		2011		2010		2011
	Non-contributory pension benefits and SIP	Contributory pension benefits	Non-contributory pension benefits and SIP	Contributory pension benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,408,695	¥389,060	¥1,303,012	¥367,501	¥179,523	¥22,990	¥193,008	¥23,552
Service cost	35,593	6,230	34,320	5,393	6,414	872	6,092	909
Interest cost	22,569	6,502	25,608	7,576	10,587	1,226	10,900	1,335
Plan participants' contributions	—	1,065	—	1,061	14	408	12	439
Acquisitions/ Divestitures	(19,084)	—	(577)	—	—	—	19	—
Amendments	(19)	—	8,242	—	—	—	1	—
Actuarial loss (gain)	(75,323)	(22,251)	26,935	13,353	766	(349)	14,290	1,944
Benefits paid	(51,789)	(13,105)	(52,583)	(13,427)	(6,922)	(1,762)	(6,377)	(1,714)
Lump-sum payment	(17,630)	—	(16,805)	—	(79)	(12)	(194)	(10)
Translation adjustments	—	—	—	—	2,705	179	(22,671)	(2,802)

Benefit obligation at end of fiscal year	1,303,012	367,501	1,328,152	381,457	193,008	23,552	195,080	23,653

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,249,747	407,340	1,436,335	474,487	145,529	11,383	183,445	14,240
Actual return (loss) on plan assets	211,838	73,637	(61,992)	(17,535)	30,292	2,912	23,418	1,679
Employer contributions	33,599	5,550	26,737	6,787	12,452	1,209	11,728	1,168
Acquisitions/ Divestitures	(7,060)	—	13	—	—	—	26	—
Plan participants' contributions	—	1,065	—	1,061	14	408	12	439
Benefits paid	(51,789)	(13,105)	(52,583)	(13,427)	(6,922)	(1,762)	(6,377)	(1,714)
Translation adjustments	—	—	—	—	2,080	90	(22,122)	(1,769)

Fair value of plan assets at end of fiscal year	1,436,335	474,487	1,348,510	451,373	183,445	14,240	190,130	14,043

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥176,107	¥106,986	¥71,972	¥69,916	¥7,732	¥—	¥9,947	¥—
Accrued benefit cost	(42,784)	—	(51,614)	—	(17,295)	(9,312)	(14,897)	(9,610)

Net amount recognized	¥133,323	¥106,986	¥20,358	¥69,916	¥(9,563)	¥(9,312)	¥(4,950)	¥(9,610)

Schedule of Aggregated Accumulated Benefit Obligations

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010	2011
	(in millions)
Aggregated accumulated benefit obligations	¥1,654,197	¥1,685,442	¥176,662	¥181,239

Schedule of Projected Benefit Obligations, Accumulated Benefit Obligations, and Fair Value of Plan Assets for which Accumulated Benefit Obligations in Excess of Plan Assets

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010	2011
	(in millions)
Projected benefit obligations	¥112,287	¥115,835	¥40,061	¥27,588
Accumulated benefit obligations	107,247	110,342	38,926	26,927
Fair value of plan assets	69,503	69,059	23,855	12,750

Schedule of Pension Liability Recognized in Accumulated Other Changes in Equity from Nonowner Sources

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥336,910	¥493,526	¥55,454	¥6,690	¥54,427	¥6,709
Prior service cost	(62,083)	(43,264)	229	(304)	172	(181)
Net obligation at transition	—	—	—	363	—	245

Gross pension liability adjustments	274,827	450,262	55,683	6,749	54,599	6,773
Taxes	(110,688)	(180,954)	(21,930)	(2,607)	(21,486)	(2,675)

Net pension liability adjustments	¥164,139	¥269,308	¥33,753	¥4,142	¥33,113	¥4,098

Schedule of Changes in Benefit Obligations Recognized in Accumulated Other Changes in Equity from Nonowner Sources

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(337,425)	¥175,922	¥(14,070)	¥(2,330)	¥7,129	¥1,360
Prior service cost arising during the year	504	8,243	1	—	28	34
Losses (gains) due to amortization:
Net actuarial loss	(51,980)	(15,600)	(2,682)	(678)	(1,386)	(516)
Prior service cost	9,801	10,576	(39)	67	(51)	61
Net obligation at transition	1	—	—	(123)	—	(115)
Curtailment and settlement	(3,037)	(3,706)	—	—	—	—
Foreign currency translation adjustments	—	—	938	148	(6,804)	(800)

Total changes in Accumulated other changes in equity from nonowner sources	¥(382,136)	¥175,435	¥(15,852)	¥(2,916)	¥(1,084)	¥24

Schedule of Expected Amounts that will be Amortized from Accumulated Other Changes in Equity from Nonowner Sources in Next Fiscal Year

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥28,298	¥3,805	¥520
Prior service cost	(10,465)	29	(55)
Net obligation at transition	—	—	82

Total	¥17,833	¥3,834	¥547

Weighted-Average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	24.8%	0.2%	—%
Japanese debt securities	47.7	0.1	—
Non-Japanese equity securities	16.1	60.0	70.0
Non-Japanese debt securities	7.5	30.7	30.0
Real estate	—	8.2	—
Short-term assets	3.9	0.8	—

Total	100.0%	100.0%	100.0%

Schedule of Estimated Contributions to Plan Assets in Next Fiscal Year

For the pension benefits of domestic subsidiaries	¥51.8	billion
For the pension benefits of foreign offices and subsidiaries	2.3	billion
For the other benefits of foreign offices and subsidiaries	1.2	billion

Schedule of Estimated Future Benefit Payments

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2012	¥80,436	¥6,505	¥1,350
2013	80,245	7,082	1,444
2014	82,658	7,664	1,557
2015	84,609	8,252	1,656
2016	86,396	9,094	1,764
Thereafter (2017-2021)	442,027	59,054	10,308

Schedule of Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments

Pension benefits and SIP Investments:

At March 31, 2010	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥105,424	¥—	¥—	¥105,424	¥—	¥—	¥—	¥—
Non-Japanese government bonds	30,787	2,217	—	33,004	3,793	—	—	3,793
Other debt securities(1)	2,675	51,562	2,813	57,050	—	14,849	—	14,849
Japanese marketable equity securities(2)	700,991	1,372	—	702,363	—	—	—	—
Non-Japanese marketable equity securities	34,265	1,262	—	35,527	13,284	—	—	13,284
Japanese pooled funds:
Japanese marketable equity securities(2)	—	119,103	—	119,103	—	—	—	—
Japanese debt securities(1)	—	243,673	—	243,673	—	—	—	—
Non-Japanese marketable equity securities	—	146,050	—	146,050	—	—	—	—
Non-Japanese debt securities	—	96,557	6,209	102,766	—	—	—	—
Other	—	11,958	2,501	14,459	—	—	—	—

Total pooled funds	—	617,341	8,710	626,051	—	—	—	—

Other investment funds	—	77,682	26,934	104,616	67,284	77,368	5,085	149,737	(4)
Japanese general account of life insurance companies(3)	—	153,644	—	153,644	—	—	—	—
Other investments	1,584	91,559	—	93,143	451	768	563	1,782

Total	¥875,726	¥996,639	¥38,457	¥1,910,822	¥84,812	¥92,985	¥5,648	¥183,445

At March 31, 2011	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥81,695	¥—	¥—	¥81,695	¥—	¥—	¥—	¥—
Non-Japanese government bonds	41,397	2,406	—	43,803	3,304	4,693	—	7,997
Other debt securities(1)	4,294	53,829	6,356	64,479	—	8,794	—	8,794
Japanese marketable equity securities(2)	620,056	86	—	620,142	—	—	—	—
Non-Japanese marketable equity securities	21,755	446	93	22,294	14,350	—	—	14,350
Japanese pooled funds:
Japanese marketable equity securities(2)	—	87,472	—	87,472	—	—	—	—
Japanese debt securities(1)	—	236,111	—	236,111	—	—	—	—
Non-Japanese marketable equity securities	—	158,832	—	158,832	—	—	—	—
Non-Japanese debt securities	—	72,564	6,313	78,877	—	—	—	—
Other	—	9,058	2,501	11,559	—	—	—	—

Total pooled funds	—	564,037	8,814	572,851	—	—	—	—

Other investment funds	—	102,855	37,694	140,549	84,315	63,551	9,982	157,848	(4)
Japanese general account of life insurance companies(3)	—	150,583	—	150,583	—	—	—	—
Other investments	2,053	101,434	—	103,487	72	713	356	1,141

Total	¥771,250	¥975,676	¥52,957	¥1,799,883	¥102,041	¥77,751	¥10,338	¥190,130

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of yen1,331 million (0.07% of plan assets) and yen1,821 million (0.10% of plan assets) to the pension benefits and SIPs at March 31, 2010 and 2011, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of yen7,169 million (0.38% of plan assets) and yen5,522 million (0.31% of plan assets) to the pension benefits and SIPs at March 31, 2010 and 2011, respectively.
(3)	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.18% (from April 1, 2009 to March 31, 2010) and 1.24% (from April 1, 2010 to March 31, 2011).
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of yen62,688 million of mutual funds and yen31,003 million of common collective funds, and of yen79,520 million of mutual funds and yen19,829 million of common collective funds, which were held by UNBC at December 31, 2009 and 2010, respectively.

Schedule of Fair Value of each Major Category of Plan Assets for Other Post Retirement Plan Investments

Foreign offices and subsidiaries
	March 31, 2010				March 31, 2011
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)				(in millions)
Other investment funds(1)	¥7,897	¥6,343	¥—	¥14,240	¥7,980	¥6,063	¥—	¥14,043

Schedule of Reconciliation of Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level3)

Pension benefits and SIP Investments:

	Domestic subsidiaries
Assets category	March 31, 2009	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2010
	(in millions)
Other debt securities	¥5,348	¥387	¥107	¥(3,270)	¥303	¥(62)	¥2,813
Non-Japanese marketable equity securities	7	—	—	(7)	—	—	—
Japanese pooled funds:
Non-Japanese debt securities	5,081	—	1,128	—	—	—	6,209
Other	2,503	—	(2)	—	—	—	2,501

Total pooled funds	7,584	—	1,126	—	—	—	8,710

Other investment funds	17,848	(100)	2,885	6,301	—	—	26,934

Total	¥30,787	¥287	¥4,118	¥3,024	¥303	¥(62)	¥38,457

	Foreign offices and subsidiaries
Assets category	March 31, 2009	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2010
	(in millions)
Other investment funds	¥7,481	¥—	¥(2,501)	¥105	¥—	¥—	¥5,085
Other investments	400	—	27	136	—	—	563

Total	¥7,881	¥—	¥(2,474)	¥241	¥—	¥—	¥5,648

	Domestic subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other debt securities	¥2,813	¥(25)	¥(117)	¥4,222	¥—	¥(537)	¥6,356
Non-Japanese marketable equity securities	—	—	(24)	117	—	—	93
Japanese pooled funds:
Non-Japanese debt securities	6,209	—	104	—	—	—	6,313
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,710	—	104	—	—	—	8,814

Other investment funds	26,934	(41)	1,845	8,956	—	—	37,694

Total	¥38,457	¥(66)	¥1,808	¥13,295	¥—	¥(537)	¥52,957

	Foreign offices and subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other investment funds	¥5,085	¥—	¥129	¥4,366	¥402	¥—	¥9,982
Other investments	563	—	(28)	(179)	—	—	356

Total	¥5,648	¥—	¥101	¥4,187	¥402	¥—	¥10,338

Other Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Other Assets and Liabilities
Schedule of Other Assets and Liabilities

	2010	2011
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥725,490	¥885,842
Other	768,120	757,942
Investments in equity method investees	585,459	675,829
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	378,119	362,695
Prepaid benefit cost (Note 13)	290,825	151,835
Cash collateral paid (Note 8)	634,299	766,617
Other	1,587,026	1,625,652

Total	¥4,969,338	¥5,226,412

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥996,985	¥1,361,773
Other	775,149	900,446
Deferred tax liabilities	76,217	121,445
Allowance for off-balance sheet credit instruments	85,651	73,616
Accrued benefit cost (Note 13)	69,391	76,121
Guarantees and indemnifications	52,655	46,965
Cash collateral received (Note 8)	260,233	337,192
Accrued and other liabilities	1,823,611	1,927,343

Total	¥4,139,892	¥4,844,901

Preferred Stock (Tables)	12 Months Ended
Mar. 31, 2011
Preferred Stock
Schedule of Preferred Stock Issued and Outstanding

	Outstanding at March 31, 2009	Net change	Outstanding at March 31, 2010	Net change	Outstanding at March 31, 2011
	(number of shares)
Preferred stock:
Class 3	100,000,000	—	100,000,000	(100,000,000)	—
Class 5	156,000,000	—	156,000,000	—	156,000,000
Class 11	1,000	—	1,000	—	1,000

Total	256,001,000	—	256,001,000	(100,000,000)	156,001,000

Schedule of Aggregate Liquidation Preference of Preferred Stock Issued and Outstanding

	Aggregate amount at March 31, 2009	Net change	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011
	(in millions)
Preferred stock:
Class 3	¥250,000	¥—	¥250,000	¥(250,000)	¥—
Class 5	390,000	—	390,000	—	390,000
Class 11	1	—	1	—	1

Total	¥640,001	¥—	¥640,001	¥(250,000)	¥390,001

Schedule of Changes in the Unamortized Discount Arising from Beneficial Conversion Features of Preferred Stock

	Class 8	Class 11	Class 12	Total
	(in millions)
Fiscal year ended March 31, 2009:
Balance at March 31, 2008	¥1,160	¥1	¥7,658	¥8,819
Addition on conversion price/ratio reset	—	—	659	659
Amortization to retained earnings	(1,160)	(1)	(3,618)	(4,779)
Charged to retained earnings on conversion of preferred stock	—	—	(4,699)	(4,699)

Balance at March 31, 2009	¥—	¥—	¥—	¥—

Common Stock and Capital Surplus (Tables)	12 Months Ended
Mar. 31, 2011
Common Stock and Capital Surplus
Schedule of Changes in the Number of Issued Shares of Common Stock

	2009	2010	2011
	(shares)
Balance at beginning of fiscal year	10,861,643,790	11,648,360,720	14,148,414,920
Issuance of new shares of common stock by conversion of Class 8 Preferred Stock	43,895,180	—	—
Issuance of new shares of common stock by conversion of Class 12 Preferred Stock	42,821,750	—	—
Issuance of new shares of common stock by way of Offering (Public Offering)	634,800,000	2,337,000,000	—
Issuance of new shares of common stock by way of Third- Party Allotment	65,200,000	163,000,000	—
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	—	54,200	2,479,700

Balance at end of fiscal year	11,648,360,720	14,148,414,920	14,150,894,620

Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2011
Noncontrolling Interests
Change in MUFG's Ownership Interests in Subsidiaries

	2010	2011
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥859,819	¥461,796
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest holders:
Conversion of preferred stock to common stock issued by a subsidiary	(641)	—
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)	—	20,550
Other	221	3,859

Net transfers from (to) noncontrolling interest holders	(420)	24,409

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest holders	¥859,399	¥486,205

Regulatory Capital Requirements (Tables)	12 Months Ended
Mar. 31, 2011
Regulatory Capital Requirements
Schedule of Risk-adjusted Capital Amounts and Ratios, Japan

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2010:
Total capital (to risk-weighted assets):
MUFG	¥13,991,766	14.87%	¥7,526,507	8.00%
BTMU	11,965,085	15.54	6,158,125	8.00
MUTB	1,737,210	16.02	867,354	8.00
Tier I capital (to risk-weighted assets):
MUFG	10,009,643	10.63	3,763,253	4.00
BTMU	8,349,500	10.84	3,079,062	4.00
MUTB	1,352,012	12.47	433,677	4.00
At March 31, 2011:
Total capital (to risk-weighted assets):
MUFG	¥13,080,826	14.89%	¥7,024,396	8.00%
BTMU	11,469,704	15.82	5,798,844	8.00
MUTB	1,704,267	15.93	855,483	8.00
Tier I capital (to risk-weighted assets):
MUFG	9,953,332	11.33	3,512,198	4.00
BTMU	8,284,108	11.42	2,899,422	4.00
MUTB	1,392,725	13.02	427,742	4.00

Stand-alone:
At March 31, 2010:
Total capital (to risk-weighted assets):
BTMU	¥11,667,072	16.34%	¥5,711,394	8.00%
MUTB	1,738,081	16.10	863,354	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,276,159	11.59	2,855,697	4.00
MUTB	1,305,511	12.09	431,677	4.00
At March 31, 2011:
Total capital (to risk-weighted assets):
BTMU	¥11,238,512	16.61%	¥5,410,825	8.00%
MUTB	1,706,845	16.01	852,749	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,179,095	12.09	2,705,413	4.00
MUTB	1,347,399	12.64	426,374	4.00

Schedule of Risk-adjusted Capital Amounts and Ratios, UNBC and Union Bank

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
UNBC:
At December 31, 2009:
Total capital (to risk-weighted assets)	$9,203	14.54%	$5,064	8.00%
Tier I capital (to risk-weighted assets)	7,485	11.82	2,532	4.00
Tier I capital (to quarterly average assets)(1)	7,485	9.45	3,169	4.00
At December 31, 2010:
Total capital (to risk-weighted assets)	$9,685	15.01%	$5,161	8.00%
Tier I capital (to risk-weighted assets)	8,029	12.44	2,581	4.00
Tier I capital (to quarterly average assets)(1)	8,029	10.34	3,106	4.00

Note:

(1)	Excludes certain intangible assets.

	Actual		For capital adequacy purposes		Ratios OCC requires to be "well capitalized"
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Union Bank:
At December 31, 2009:
Total capital (to risk-weighted assets)	$8,686	13.73%	$5,062	8.00%	$6,327	10.00%
Tier I capital (to risk-weighted assets)	7,207	11.39	2,531	4.00	3,796	6.00
Tier I capital (to quarterly average assets)(1)	7,207	9.05	3,184	4.00	3,980	5.00
At December 31, 2010:
Total capital (to risk-weighted assets)	$8,866	13.85%	$5,119	8.00%	$6,399	10.00%
Tier I capital (to risk-weighted assets)	7,377	11.53	2,560	4.00	3,840	6.00
Tier I capital (to quarterly average assets)(1)	7,377	9.55	3,089	4.00	3,861	5.00

Note:

(1)	Excludes certain intangible assets.

Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG (Tables)	12 Months Ended
Mar. 31, 2011
Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG
Reconciliation of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for the Computation of Basic EPS to the Adjusted Amounts for the Computation of Diluted EPS

	2009	2010	2011
	(in millions)
Income (loss) (Numerator):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥(1,468,040)	¥859,819	¥461,796
Income allocable to preferred shareholders:
Cash dividends paid	(6,399)	(21,678)	(20,940)
Beneficial conversion feature	(9,478)	—	—
Effect of induced conversion of Mitsubishi UFJ NICOS Co., Ltd. Class 1 stock (Note 2)	(7,676)	—	—

Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	(1,491,593)	838,141	440,856

Effect of dilutive instruments:
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	—	(1,123)	(1,232)
Stock options—kabu.com Securities	—	(1)	0

Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥(1,491,593)	¥837,017	¥439,624

	2009	2010	2011
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	10,821,091	12,324,315	14,131,567
Effect of dilutive instruments:
Convertible preferred stock	—	1	1
Stock options	—	8,365	13,169

Weighted average common shares for diluted computation	10,821,091	12,332,681	14,144,737

	2009	2010	2011
	(in yen)
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings (loss) per common share:
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥(137.84)	¥68.01	¥31.20

Diluted earnings (loss) per common share:
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥(137.84)	¥67.87	¥31.08

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments
Summary of the Notional Amount of Derivative Contracts

	Notional amounts(1)
	2010	2011
	(in trillions)
Interest rate contracts	¥692.2	¥967.6
Foreign exchange contracts	112.7	121.6
Equity contracts	2.0	2.1
Commodity contracts	1.4	2.0
Credit derivatives	7.9	7.1
Others	1.1	1.2

Total	¥817.3	¥1,101.6

Note:

(1)	Includes both written and purchased protection.

Summary of Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet

	Fair value of derivative instruments(1)(5)
At March 31, 2010:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥6,372	¥9	¥6,381
Foreign exchange contracts	2,200	—	2,200
Equity contracts	46	—	46
Commodity contracts	172	—	172
Credit derivatives	65	—	65

Total derivative assets	¥8,855	¥9	¥8,864

Derivative liabilities:
Interest rate contracts	¥6,118	¥1	¥6,119
Foreign exchange contracts	2,094	—	2,094
Equity contracts	121	—	121
Commodity contracts	118	—	118
Credit derivatives	69	—	69
Others(6)	(108)	—	(108)

Total derivative liabilities	¥8,412	¥1	¥8,413

	Fair value of derivative instruments(1)(5)
At March 31, 2011:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥7,420	¥2	¥7,422
Foreign exchange contracts	2,315	—	2,315
Equity contracts	82	—	82
Commodity contracts	171	—	171
Credit derivatives	45	—	45

Total derivative assets	¥10,033	¥2	¥10,035

Derivative liabilities:
Interest rate contracts	¥7,330	¥—	¥7,330
Foreign exchange contracts	2,279	—	2,279
Equity contracts	85	—	85
Commodity contracts	137	—	137
Credit derivatives	47	—	47
Others(6)	(117)	—	(117)

Total derivative liabilities	¥9,761	¥—	¥9,761

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivables associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are classified in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are classified in Other assets or Other liabilities.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are classified in Deposits and Long-term debt.

Schedule of Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2010:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥213	¥213
Foreign exchange contracts	33	—	33
Equity contracts	—	(217)	(217)
Commodity contracts	—	(9)	(9)
Credit derivatives	—	(97)	(97)
Others	(2)	22	20

Total	¥31	¥(88)	¥(57)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2011:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥(27)	¥(27)
Foreign exchange contracts	80	—	80
Equity contracts	—	21	21
Commodity contracts	—	2	2
Credit derivatives	—	(6)	(6)
Others	—	7	7

Total	¥80	¥(3)	¥77

Schedule of Gains and Losses for Derivatives Designated as Cash Flow Hedges

	Gains and losses for derivatives designated as cash flow hedges
	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
For the fiscal year ended March 31, 2010:		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥4	Interest income	¥12		¥—

Total	¥4		¥12		¥—

	Gains and losses for derivatives designated as cash flow hedges
	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
For the fiscal year ended March 31, 2011:		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥—	Interest income	¥6		¥—

Total	¥—		¥6		¥—

Summary of Protection Sold through Credit Default Swaps and Credit-linked Notes

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2010:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,227	¥1,990,256	¥46,345	¥2,647,828	¥(13,822)
Non-investment grade	66,900	173,671	279	240,850	4,035
Not rated	5,499	11,334	—	16,833	13

Total	683,626	2,175,261	46,624	2,905,511	(9,774)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	80,460	177,249	149,174	406,883	923
Non-investment grade	71,950	45,017	—	116,967	1,656
Not rated	10,420	—	—	10,420	(25)

Total	162,830	222,266	149,174	534,270	2,554
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	980	298,140	4,000	303,120	(5,380)
Non-investment grade	—	30,867	—	30,867	455
Not rated	—	35,116	—	35,116	(926)

Total	980	364,123	4,000	369,103	(5,851)
Index and basket credit default swaps held by MUTB:
Normal	30,000	—	—	30,000	(103)
Close Watch(3)	3,000	—	—	3,000	26

Total	33,000	—	—	33,000	(77)

Total index and basket credit default swaps sold	196,810	586,389	153,174	936,373	(3,374)

Total credit default swaps sold	¥880,436	¥2,761,650	¥199,798	¥3,841,884	¥(13,148)

Credit-linked notes(4)	¥—	¥39,240	¥195,005	¥234,245	¥(199,863)

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2011:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,719	¥1,876,565	¥73,711	¥2,561,995	¥(10,589)
Non-investment grade	108,045	179,289	249	287,583	(1,611)
Not rated	9,872	13,505	—	23,377	(60)

Total	729,636	2,069,359	73,960	2,872,955	(12,260)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	93,121	47,755	86,016	226,892	(661)
Non-investment grade	3,520	36,908	—	40,428	15
Not rated	—	8,847	—	8,847	(184)

Total	96,641	93,510	86,016	276,167	(830)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	30,669	367,549	2,000	400,218	(7,247)
Non-investment grade	—	30,155	—	30,155	(383)
Not rated	—	6,939	—	6,939	240

Total	30,669	404,643	2,000	437,312	(7,390)

Total index and basket credit default swaps sold	127,310	498,153	88,016	713,479	(8,220)

Total credit default swaps sold	¥856,946	¥2,567,512	¥161,976	¥3,586,434	¥(20,480)

Credit-linked notes(4)	¥—	¥33,217	¥174,436	¥207,653	¥(117,870)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Reference entities classified as "Close Watch" require close monitoring due to one or more of the following conditions: problems with meeting their financial obligations (e.g., principal repayments or interest payments in arrears), poor or fluctuating business performance, unfovorable financial condition of their businesses, and difficulties in fulfilling loan obligations.
(4)	Fair value amounts shown represent the fair value of the hybrid instruments.

Obligations under Guarantees and Other Off-Balance Sheet Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Obligations under Guarantees and Other Off-Balance Sheet Instruments
Contractual or Notional Amounts of Guarantees with Amount by Expiration Period

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2010:		Less than 1 year	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥4,223	¥2,147	¥1,036	¥1,040
Performance guarantees	2,242	1,438	682	122
Derivative instruments	81,244	29,371	48,502	3,371
Guarantee for repayment of trust principal	1,104	89	1,007	8
Liabilities of trust accounts	4,326	3,393	293	640
Others	183	180	1	2

Total	¥93,322	¥36,618	¥51,521	¥5,183

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2011:		Less than 1 year	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥3,592	¥1,636	¥1,052	¥904
Performance guarantees	2,213	1,524	537	152
Derivative instruments	152,663	55,469	86,586	10,608
Liabilities of trust accounts	4,931	4,066	326	539
Others	130	130	—	—

Total(1)	¥163,529	¥62,825	¥88,501	¥12,203

Note

(1)	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, there were no obligations under guarantees for repayment of trust principal at March 31, 2011. See Note 23 for further discussion of the adoption of the new guidance.

Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings

		Amount by borrower grade
At March 31, 2010:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,223	¥3,876	¥301	¥17	¥29
Performance guarantees	2,242	2,173	55	2	12

Total	¥6,465	¥6,049	¥356	¥19	¥41

		Amount by borrower grade
At March 31, 2011:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,592	¥3,356	¥215	¥13	¥8
Performance guarantees	2,213	2,147	49	2	15

Total	¥5,805	¥5,503	¥264	¥15	¥23

Notes:

(1)	Borrowers classified as "Close watch" require close monitoring due to one or more of the following conditions: problems with meeting their financial obligations (e.g., principal repayments or interest payments in arrears), poor or fluctuating business performance, unfavorable financial condition of their businesses, and difficulties in fulfilling loan obligations.
(2)	Borrowers classified as "Likely to become Bankrupt or Legally/Virtually Bankrupt" represent those that have a higher probability of default than Close watch due to major debt repayment problems or borrower's legal or virtual bankruptcy and are subject to specific procedures, such as legal liquidation, business suspention, winding up of business, and private liquidation.

Contractual Amounts with Regard to Other Off-balance-sheet Instruments

	2010	2011
	(in billions)
Commitments to extend credit	¥61,020	¥62,141
Commercial letters of credit	628	641
Commitments to make investments	126	113
Other	6	16

Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2011
Variable Interest Entities
Schedule of Assets and Liabilities of Consolidated Variable Interest Entities

Consolidated VIEs	Consolidated assets						Consolidated liabilities
At March 31, 2010:	Total	Cash	Trading account assets	Investment securities	Loans	All other assets	Total	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,185,451	¥83,516	¥949	¥305,942	¥4,786,104	¥8,940	¥5,193,733	¥4,534,058	¥340,999	¥318,676
Investment funds	1,383,520	45,890	1,174,889	19,114	1,670	141,957	64,791	717	31,070	33,004
Special purpose entities created for structured financing	199,005	1,831	—	2,025	191,868	3,281	199,432	26,352	172,871	209
Repackaged instruments	55,047	—	42,032	13,015	—	—	55,319	—	54,743	576
Securitization of the MUFG group's assets	2,692,795	213	3,851	—	2,603,024	85,707	2,710,615	13,000	2,696,043	1,572
Others	166,652	31,774	799	—	102,858	31,221	165,930	103,131	31,695	31,104

Total	¥9,682,470	¥163,224	¥1,222,520	¥340,096	¥7,685,524	¥271,106	¥8,389,820	¥4,677,258	¥3,327,421	¥385,141

Consolidated VIEs	Consolidated assets
At March 31, 2011:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,080,030	¥33,432	¥38,418	¥569	¥391,751	¥4,603,010	¥12,850
Investment funds	1,342,526	9,872	20,102	1,113,959	15,637	654	182,302
Special purpose entities created for structured financing	171,509	273	1,524	14,200	2,025	146,287	7,200
Repackaged instruments	46,014	—	—	29,360	—	16,654	—
Securitization of the MUFG group's assets	2,456,025	—	209	—	—	2,359,936	95,880
Trust arrangements	1,030,902	—	4,778	33	83,609	938,213	4,269
Others	147,657	307	27,058	—	73	85,273	34,946

Total	¥10,274,663	¥43,884	¥92,089	¥1,158,121	¥493,095	¥8,150,027	¥337,447

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
Asset-backed conduits	¥5,085,180	¥—	¥4,434,957	¥227,120	¥423,103
Investment funds	69,270	—	1,187	17,898	50,185
Special purpose entities created for structured financing	156,387	—	17,077	138,577	733
Repackaged instruments	46,082	—	—	45,680	402
Securitization of the MUFG group's assets	2,458,876	—	27,400	2,429,956	1,520
Trust arrangements	1,030,686	1,017,160	—	—	13,526
Others	147,008	—	88,683	31,932	26,393

Total	¥8,993,489	¥1,017,160	¥4,569,304	¥2,891,163	¥515,862

Schedule of Assets and Liabilities of Significant Non-consolidated Variable Interest Entities

Significant Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2010:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥5,060,968	¥1,972,562	¥1,073,035	¥1,375	¥77,742	¥993,918	¥—	¥—	¥—
Investment funds	15,681,299	833,828	810,295	298,264	177,638	319,712	14,681	—	—
Special purpose entities created for structured financing	12,022,760	1,834,411	1,596,711	20,858	83,563	1,479,700	12,590	—	—
Repackaged instruments	36,848,306	1,430,813	1,426,517	256,111	716,754	453,652	—	—	—
Others	8,135,057	1,511,718	1,065,275	3,438	331,826	730,011	—	5,547	5,547

Total	¥77,748,390	¥7,583,332	¥5,971,833	¥580,046	¥1,387,523	¥3,976,993	¥27,271	¥5,547	¥5,547

Note:	The balances of Trading account assets and Investment securities categorized as Investment funds for Significant Non-consolidated VIEs as at March 31, 2010 have been restated as follows:

	As previously reported		As restated
Significant Non-consolidated VIEs	On-balance sheet assets		On-balance sheet assets
At March 31, 2010:	Trading account assets	Investment securities	Trading account assets	Investment Securities
(in millions)
Investment funds	¥43,638	¥432,264	¥298,264	¥177,638

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2011:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥4,938,696	¥1,681,550	¥1,161,889	¥596	¥144,946	¥1,016,347	¥—	¥—	¥—
Investment funds	12,787,846	441,844	434,767	132,280	115,281	178,808	8,398	—	—
Special purpose entities created for structured financing	13,503,700	2,183,868	1,854,368	20,313	71,840	1,758,754	3,461	—	—
Repackaged instruments	15,424,831	1,069,179	1,008,013	104,612	561,876	341,525	—	—	—
Trust arrangements	29,908	28,285	27,252	—	—	27,252	—	5,791	5,791
Others	10,456,456	1,319,938	1,051,194	13,348	302,544	735,302	—	1	1

Total	¥57,141,437	¥6,724,664	¥5,537,483	¥271,149	¥1,196,487	¥4,057,988	¥11,859	¥5,792	¥5,792

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities
Future Minimum Rental Commitments for Non-cancelable Leases under Capitalized Leases and Operating Leases

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2012	¥14,313	¥78,031
2013	7,320	64,992
2014	4,176	54,560
2015	2,907	49,446
2016	1,015	47,490
2017 and thereafter	1,333	354,793

Total minimum lease payments	31,064	¥649,312	(1)

Amount representing interest	(1,707)

Present value of minimum lease payments	¥29,357

Note:

(1)	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements and will commence them after March 31, 2011. The total minimum lease payments of ¥57,186 million under these commitments have been included in the above table.

Fees and Commissions Income (Tables)	12 Months Ended
Mar. 31, 2011
Fees and Commissions Income
Schedule of Fees and Commissions Income

	2009	2010	2011
	(in millions)
Trust fees	¥125,451	¥107,175	¥100,519
Fees on funds transfer and service charges for collections	147,658	145,865	142,459
Fees and commissions on international business	64,128	61,201	58,462
Fees and commissions on credit card business	141,421	137,394	146,570
Service charges on deposits	31,586	27,420	22,169
Fees and commissions on securities business	112,143	129,730	138,868
Fees on real estate business	19,770	19,876	22,593
Insurance commissions	28,065	22,869	27,466
Fees and commissions on stock transfer agency services	62,878	53,040	51,926
Guarantee fees	77,592	70,489	64,347
Fees on investment funds business	130,654	127,329	130,402
Other fees and commissions	247,166	237,155	222,577

Total	¥1,188,512	¥1,139,543	¥1,128,358

Trading Account Profits and Losses (Tables)	12 Months Ended
Mar. 31, 2011
Trading Account Profits and Losses
Schedule of Net Trading Gains (Losses)

	2009	2010	2011
	(in millions)
Interest rate and other derivative contracts	¥555,505	¥(88,486)	¥(3,095)
Trading account securities, excluding derivatives	(813,312)	849,958	137,000

Trading account profits (losses)—net	(257,807)	761,472	133,905
Foreign exchange derivative contracts(1)	(829,605)	31,154	79,840

Net trading gains (losses)	¥(1,087,412)	¥792,626	¥213,745

Business Segments (Tables)	12 Months Ended
Mar. 31, 2011
Business Segments
Summary of Net Revenue, Operating Expenses and Profit by Business Segment

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group					Integrated Trust Assets Business Group	Global Markets	Other	Total
		Domestic	Overseas			Total
(in billions)			Other than UNBC	UNBC	Overseas total
Fiscal year ended March 31, 2009:
Net revenue	¥1,321.3	¥1,012.8	¥356.8	¥256.8	¥613.6	¥1,626.4	¥171.1	¥442.8	¥(227.4)	¥3,334.2
BTMU and MUTB:	733.9	915.1	254.2	—	254.2	1,169.3	70.8	388.2	(263.5)	2,098.7
Net interest income	614.9	470.9	110.5	—	110.5	581.4	—	246.0	10.1	1,452.4
Net fees	108.8	342.9	94.4	—	94.4	437.3	70.8	(10.9)	(42.0)	564.0
Other	10.2	101.3	49.3	—	49.3	150.6	—	153.1	(231.6)	82.3
Other than BTMU and MUTB*	587.4	97.7	102.6	256.8	359.4	457.1	100.3	54.6	36.1	1,235.5
Operating expenses	975.1	508.9	173.3	157.3	330.6	839.5	93.3	118.2	182.3	2,208.4

Operating profit (loss)	¥346.2	¥503.9	¥183.5	¥99.5	¥283.0	¥786.9	¥77.8	¥324.6	¥(409.7)	¥1,125.8

Fiscal year ended March 31, 2010:
Net revenue	¥1,435.2	¥885.4	¥347.3	¥265.3	¥612.6	¥1,498.0	¥157.2	¥594.5	¥(79.8)	¥3,605.1
BTMU and MUTB:	660.0	786.1	229.2	—	229.2	1,015.3	61.2	517.7	(95.4)	2,158.8
Net interest income	541.2	438.6	140.6	—	140.6	579.2	—	355.1	(23.8)	1,451.7
Net fees	107.3	335.8	105.5	—	105.5	441.3	61.2	(13.3)	(46.3)	550.2
Other	11.5	11.7	(16.9)	—	(16.9)	(5.2)	—	175.9	(25.3)	156.9
Other than BTMU and MUTB*	775.2	99.3	118.1	265.3	383.4	482.7	96.0	76.8	15.6	1,446.3
Operating expenses	988.2	464.2	204.0	168.1	372.1	836.3	91.4	113.1	175.5	2,204.5

Operating profit (loss)	¥447.0	¥421.2	¥143.3	¥97.2	¥240.5	¥661.7	¥65.8	¥481.4	¥(255.3)	¥1,400.6

Fiscal year ended March 31, 2011:
Net revenue	¥1,347.5	¥893.6	¥347.1	¥267.2	¥614.3	¥1,507.9	¥157.0	¥556.2	¥(37.2)	¥3,531.4
BTMU and MUTB:	635.6	795.5	250.5	—	250.5	1,046.0	59.5	616.4	(45.3)	2,312.2
Net interest income	511.8	428.2	129.8	—	129.8	558.0	—	314.7	2.2	1,386.7
Net fees	116.6	308.4	105.6	—	105.6	414.0	59.5	(10.0)	(47.6)	532.5
Other	7.2	58.9	15.1	—	15.1	74.0	—	311.7	0.1	393.0
Other than BTMU and MUTB*	711.9	98.1	96.6	267.2	363.8	461.9	97.5	(60.2)	8.1	1,219.2
Operating expenses	945.0	460.1	202.7	174.9	377.6	837.7	97.2	105.1	152.0	2,137.0

Operating profit (loss)	¥402.5	¥433.5	¥144.4	¥92.3	¥236.7	¥670.2	¥59.8	¥451.1	¥(189.2)	¥1,394.4

*	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Operations

	2009	2010	2011
	(in billions)
Operating profit:	¥1,126	¥1,401	¥1,394
Provision for credit losses	(627)	(648)	(292)
Trading account profits (losses)—net	(392)	387	(70)
Equity investment securities gains (losses)—net	(538)	207	8
Debt investment securities losses—net	(104)	(11)	(105)
Foreign exchange gains (losses)—net	(48)	118	146
Equity in losses of equity method investees	(60)	(104)	(91)
Impairment of goodwill	(846)	—	—
Impairment of intangible assets	(127)	(12)	(27)
Provision for repayment of excess interest	(48)	(45)	(86)
Other—net	(100)	(11)	(40)

Income (loss) before income tax expense (benefit)	¥(1,764)	¥1,282	¥837

Foreign Activities (Tables)	12 Months Ended
Mar. 31, 2011
Foreign Activities
Schedule of Estimated Total Assets, Revenue, Expense, and Income (Loss) by Geographic Areas

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2009:
Total revenue(2)	¥2,924,414	¥568,655	¥233,703	¥329,672	¥14,449	¥4,070,893
Total expense(3)	4,281,841	778,956	471,273	218,851	84,199	5,835,120
Income (loss) before income tax expense (benefit)	(1,357,427)	(210,301)	(237,570)	110,821	(69,750)	(1,764,227)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(1,064,387)	(223,501)	(229,462)	119,442	(70,132)	(1,468,040)
Total assets at end of fiscal year	142,996,407	23,092,047	14,981,793	7,473,868	4,955,302	193,499,417
Fiscal year ended March 31, 2010:
Total revenue(2)	¥3,604,965	¥604,395	¥355,005	¥482,588	¥165,416	¥5,212,369
Total expense(3)	3,065,026	396,009	130,576	209,560	129,082	3,930,253
Income before income tax expense	539,939	208,386	224,429	273,028	36,334	1,282,116
Net income attributable to Mitsubishi UFJ Financial Group	189,751	192,970	199,093	241,445	36,560	859,819
Total assets at end of fiscal year	149,023,436	21,624,397	15,804,022	8,421,156	5,211,386	200,084,397
Fiscal year ended March 31, 2011:
Total revenue(2)	2,969,012	446,521	238,658	470,868	135,333	4,260,392
Total expense(3)	2,782,950	266,549	130,533	238,735	4,387	3,423,154
Income before income tax expense	186,062	179,972	108,125	232,133	130,946	837,238
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(103,003)	171,838	90,032	193,422	109,507	461,796
Total assets at end of fiscal year	145,778,973	23,481,443	17,044,207	10,908,164	5,648,501	202,861,288

Notes:

(1)	Other areas primarily include Canada, Latin America, the Caribbean and Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.

Analysis of Certain Asset and Liability Accounts Related to Foreign Activities

	2010	2011
	(in millions)
Cash and due from banks	¥347,773	¥304,188
Interest-earning deposits in other banks	4,039,789	5,132,127

Total	¥4,387,562	¥5,436,315

Trading account assets	¥14,826,329	¥18,393,393

Investment securities	¥5,648,126	¥6,003,420

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥20,161,551	¥19,962,692

Deposits	¥22,672,788	¥20,918,476

Funds borrowed:
Call money, funds purchased	¥173,829	¥213,930
Payables under repurchase agreements	6,559,641	5,870,083
Payables under securities lending transactions	261,270	270,189
Other short-term borrowings	1,744,690	1,469,984
Long-term debt	3,913,889	3,430,606

Total	¥12,653,319	¥11,254,792

Trading account liabilities	¥2,778,540	¥3,338,947

Fair Value (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value
Fair Value of Assets and Liabilities by Level Measured On a Recurring Basis

	March 31, 2010
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥13,308,112	¥4,332,959	¥1,166,538	¥18,807,609
Debt securities
Japanese national government and Japanese government agency bonds	4,480,316	94,718	—	4,575,034
Japanese prefectural and municipal bonds	—	91,076	—	91,076
Foreign governments and official institutions bonds	6,237,215	487,898	171,534	6,896,647
Corporate bonds	—	1,072,625	494,987	1,567,612
Residential mortgage-backed securities	1,402,188	200,096	56,468	1,658,752
Commercial mortgage-backed securities	—	—	17,315	17,315
Asset-backed securities	—	127,301	389,061	516,362
Other debt securities	—	5,166	—	5,166
Commercial paper	—	1,473,625	—	1,473,625
Equity securities(2)	1,188,393	780,454	37,173	2,006,020
Trading derivative assets	25,878	8,446,637	382,952	8,855,467
Investment securities:
Securities available for sale	43,871,776	4,176,491	2,363,609	50,411,876
Debt securities
Japanese national government and Japanese government agency bonds	38,324,775	1,108,086	—	39,432,861
Japanese prefectural and municipal bonds	—	277,831	3,069	280,900
Foreign governments and official institutions bonds	1,223,777	33,852	87,597	1,345,226
Corporate bonds	—	1,311,183	2,163,465	3,474,648
Residential mortgage-backed securities	3,839	910,745	26,827	941,411
Commercial mortgage-backed securities	—	38,820	14,475	53,295
Asset-backed securities	—	260,723	67,095	327,818
Other debt securities	—	47	990	1,037
Marketable equity securities	4,319,385	235,204	91	4,554,680
Other investment securities	—	1,122	33,904	35,026
Others(3)(4)	442,086	206,447	17,217	665,750

Total	¥57,647,852	¥17,163,656	¥3,964,220	¥78,775,728

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥166,020	¥2,629	¥—	¥168,649
Trading derivative liabilities	77,470	8,031,143	411,564	8,520,177
Obligation to return securities received as collateral	3,071,320	158,001	—	3,229,321
Others(5)	—	467,590	45,347	512,937

Total	¥3,314,810	¥8,659,363	¥456,911	¥12,431,084

	March 31, 2011
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥12,644,634	¥5,009,610	¥1,137,411	¥18,791,655
Debt securities
Japanese national government and Japanese government agency bonds	2,739,773	132,582	—	2,872,355
Japanese prefectural and municipal bonds	—	70,279	—	70,279
Foreign governments and official institutions bonds	6,857,423	1,042,185	115,557	8,015,165
Corporate bonds	—	1,277,076	554,364	1,831,440
Residential mortgage-backed securities	2,151,410	310,459	53,688	2,515,557
Commercial mortgage-backed securities	—	—	39,076	39,076
Asset-backed securities	—	86,468	353,835	440,303
Other debt securities	—	6,896	—	6,896
Commercial paper	—	1,457,637	—	1,457,637
Equity securities(2)	896,028	626,028	20,891	1,542,947
Trading derivative assets	76,514	9,854,646	101,980	10,033,140
Interest rate contracts	14,201	7,391,719	14,618	7,420,538
Foreign exchange contracts	169	2,232,386	81,945	2,314,500
Equity contracts	48,101	32,266	1,411	81,778
Commodity contracts	14,043	154,768	2,512	171,323
Credit derivative contracts	—	43,507	1,494	45,001
Investment securities:
Securities available for sale	48,178,801	4,053,521	2,203,312	54,435,634
Debt securities
Japanese national government and Japanese government agency bonds	43,813,364	906,258	—	44,719,622
Japanese prefectural and municipal bonds	—	199,227	1,054	200,281
Foreign governments and official institutions bonds	723,020	135,362	130,409	988,791
Corporate bonds	—	1,131,570	2,007,972	3,139,542
Residential mortgage-backed securities	2,587	1,112,201	23,783	1,138,571
Commercial mortgage-backed securities	—	22,243	8,147	30,390
Asset-backed securities	—	421,598	30,792	452,390
Other debt securities	—	—	960	960
Marketable equity securities	3,639,830	125,062	195	3,765,087
Other investment securities	—	1,116	35,908	37,024
Others(3)(4)	432,154	229,825	15,303	677,282

Total	¥61,332,103	¥19,148,718	¥3,493,914	¥83,974,735

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥27,988	¥2,580	¥—	¥30,568
Trading derivative liabilities	30,647	9,708,928	138,831	9,878,406
Interest rate contracts	2,116	7,253,626	74,576	7,330,318
Foreign exchange contracts	279	2,229,960	49,034	2,279,273
Equity contracts	19,581	52,870	11,892	84,343
Commodity contracts	8,671	127,065	1,533	137,269
Credit derivative contracts	—	45,407	1,796	47,203
Obligation to return securities received as collateral	3,069,717	198,058	—	3,267,775
Others(5)	—	442,946	18,183	461,129

Total	¥3,128,352	¥10,352,512	¥157,014	¥13,637,878

Notes:

(1)	Includes securities under fair value option.
(2)	Includes investments valued at net asset value of ¥304,120 million and ¥193,249 million at March 31, 2010 and 2011, respectively. The unfunded commitments related to these investments at March 31, 2010 and 2011 are ¥6,455 million and ¥5,780 million, respectively. These investments are mainly hedge funds.
(3)	Includes interest-earning deposits in other banks, receivables under resale agreements, securities under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2010 were ¥7,050 million, ¥4,002 million and ¥3,972 million, respectively, and those at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2010 were ¥2,758 million, ¥3,325 million and ¥3,532 million, respectively, and those at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Reconciliation of Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Level 3 Inputs

	March 31, 2009	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements	Transfer into Level 3(6)	Transfer out of Level 3(6)		March 31, 2010	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2010
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,906,009	¥182,968	(2)	¥—	¥(580,019)	¥14,582	¥(357,002)		¥1,166,538	¥91,316	(2)
Debt securities
Foreign governments and official institutions bonds	193,673	1,420		—	(4,367)	—	(19,192)		171,534	(1,041)
Corporate bonds	509,257	29,123		—	3,631	14,582	(61,606)		494,987	22,984
Residential mortgage-backed securities	113,495	17,091		—	(74,118)	—	—		56,468	11,328
Commercial mortgage-backed securities	16,401	7,387		—	(6,473)	—	—		17,315	6,763
Asset-backed securities	702,996	70,737		—	(330,899)	—	(53,773)		389,061	45,512
Other debt securities	—	—		—	—	—	—		—	—
Commercial paper	—	—		—	—	—	—		—	—
Equity securities	370,187	57,210		—	(167,793)	—	(222,431	)(5)	37,173	5,770
Trading derivatives (Net)	4,491	(16,391	)(2)	(45)	(37,378)	24,767	(4,056)		(28,612)	30,262	(2)
Investment securities:
Securities available for sale	3,335,664	(4,857	)(3)	30,835	(349,625)	308,526	(956,934)		2,363,609	(24,775	)(3)
Debt securities
Japanese prefectural and municipal bonds	4,471	13		—	(1,415)	—	—		3,069	8
Foreign governments and official institutions bonds	24,148	(6)		4,235	59,220	—	—		87,597	(6)
Corporate bonds	3,043,083	(4,845)		23,113	(382,381)	308,526	(824,031)		2,163,465	(24,792)
Residential mortgage-backed securities	32,302	(1)		38	(5,512)	—	—		26,827	(1)
Commercial mortgage-backed securities	18,086	1		(503)	(3,109)	—	—		14,475	1
Asset-backed securities	205,271	(85)		2,543	(7,731)	—	(132,903)		67,095	(16)
Other debt securities	1,357	56		40	(463)	—	—		990	31
Marketable equity securities	6,946	10		1,369	(8,234)	—	—		91	—
Other investment securities	42,681	(7,757	)(4)	46	(328)	—	(738)		33,904	(8,089	)(4)
Others	18,312	(1,212	)(4)	—	117	—	—		17,217	(1,027	)(4)

Total	¥5,307,157	¥152,751		¥30,836	¥(967,233)	¥347,875	¥(1,318,730)		¥3,552,656	¥87,687

Liabilities
Others	¥(133,087)	¥(1,526	)(4)	¥(17,391)	¥5,955	¥153,524	¥38		¥45,347	¥6,876	(4)

Total	¥(133,087)	¥(1,526)		¥(17,391)	¥5,955	¥153,524	¥38		¥45,347	¥6,876

	March 31, 2010	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements	Transfer into Level 3(6)		Transfer out of Level 3(6)		March 31, 2011	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2011
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,166,538	¥2,077	(2)	¥—	¥(98,921)	¥87,162		¥(19,445)		¥1,137,411	¥(10,933	)(2)
Debt securities
Foreign governments and official institutions bonds	171,534	(1,720)		—	(64,468)	10,211		—		115,557	(6,688)
Corporate bonds	494,987	(12,756)		—	9,697	76,949	(7)	(14,513	)(7)	554,364	(7,892)
Residential mortgage-backed securities	56,468	5,963		—	(8,743)	—		—		53,688	5,062
Commercial mortgage-backed securities	17,315	3,425		—	18,336	—		—		39,076	2,890
Asset-backed securities	389,061	(632)		—	(29,662)	—		(4,932)		353,835	(4,306)
Equity securities	37,173	7,797		—	(24,081)	2		—		20,891	1
Trading derivatives—net	(28,612)	(9,821	)(2)	5,948	(23,117)	31,005		(12,254)		(36,851)	(4,571	)(2)
Interest rate contracts—net	(45,467)	(4,991)		—	(14,513)	14,212		(9,199)		(59,958)	6
Foreign exchange contracts—net	6,440	46		5,963	(5,245)	16,826		8,881		32,911	(2,201)
Equity contracts—net	(8,272)	(982)		(15)	(1,212)	—		—		(10,481)	(2,417)
Commodity contracts—net	14,003	276		—	(1,331)	(33)		(11,936)		979	434
Credit derivative contracts—net	4,684	(4,170)		—	(816)	—		—		(302)	(393)
Investment securities:
Securities available for sale	2,363,609	(431	)(3)	7,476	(354,656)	503,817		(316,503)		2,203,312	(16,526	)(3)
Debt securities
Japanese prefectural and municipal bonds	3,069	9		3	(2,027)	—		—		1,054	2
Foreign governments and official institutions bonds	87,597	(378)		1,888	41,302	—		—		130,409	(296)
Corporate bonds	2,163,465	3,844		6,150	(371,409)	503,817	(7)	(297,895	)(7)	2,007,972	(14,699)
Residential mortgage-backed securities	26,827	(1,629)		180	(1,595)	—		—		23,783	(1)
Commercial mortgage-backed securities	14,475	(1,522)		863	(5,669)	—		—		8,147	(1,522)
Asset-backed securities	67,095	(733)		(1,612)	(15,350)	—		(18,608)		30,792	11
Other debt securities	990	(20)		—	(10)	—		—		960	(20)
Marketable equity securities	91	(2)		4	102	—		—		195	(1)
Other investment securities	33,904	384	(4)	(337)	2,670	—		(713)		35,908	(131	)(4)
Others	17,217	(1,489	)(4)	—	(425)	—		—		15,303	(1,182	)(4)

Total	¥3,552,656	¥(9,280)		¥13,087	¥(474,449)	¥621,984		¥(348,915)		¥3,355,083	¥(33,343)

Liabilities
Others	¥45,347	¥2,453	(4)	¥21,184	¥(3,905)	¥378		¥—		¥18,183	¥(14,902	)(4)

Total	¥45,347	¥2,453		¥21,184	¥(3,905)	¥378		¥—		¥18,183	¥(14,902)

Notes:

(1)	Includes trading securities under fair value option.
(2)	Included in trading account profits (losses)—net and in foreign exchange gains (losses)—net.
(3)	Included in investment securities gains (losses)—net.
(4)	Included in trading account profits (losses)—net.
(5)	The MUFG Group reclassified investments in certain hedge funds from Level 3 to Level 2 because they were redeemable at net asset value at the measurement date or in the near future.
(6)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period during the fiscal year ended March 31, 2011 while all transfers out of Level 3 were assumed to have occurred at the end of the period during the fiscal year ended March 31, 2010.
(7)	Transfers out of and into Level 3 for corporate bonds were due to changes in the impact of unobservable credit worthiness inputs to the entire fair value measurement of the private placement bonds issued by Japanese non-public companies. Unobservable credit worthiness inputs include probability of default based on credit rating of the bond issuers and loss given default which are based on the MUFG Group's internal data.

Carrying Value of Assets Measured at Fair Value on a Nonrecurring Basis by Level

	March 31, 2010
	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥14,127	¥14,127
Loans	10,346	37,247	385,979	433,572
Premises and equipment	—	—	11,025	11,025
Intangible assets	—	—	52,262	52,262
Other assets(1)(2)	144,659	—	29,781	174,440

Total	¥155,005	¥37,247	¥493,174	¥685,426

Notes:

(1)	Includes investments valued at net asset value of ¥22,686 million. The unfunded commitments related to these investments are ¥12,269 million. These investments are private equity funds.
(2)	Includes investments in equity method investees.

	March 31, 2011
	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥5,185	¥5,185
Loans	12,243	14,843	343,696	370,782
Loans held for sale	—	1,901	4,726	6,627
Collateral dependent loans	12,243	12,942	338,970	364,155
Premises and equipment	—	—	10,371	10,371
Intangible assets	—	—	32,833	32,833
Other assets	51,083	—	20,128	71,211
Investments in equity method investees(1)	51,083	—	13,853	64,936
Other	—	—	6,275	6,275

Total	¥63,326	¥14,843	¥412,213	¥490,382

Note:

(1)	Includes investments valued at net asset value of ¥14,098 million. The unfunded commitments related to these investments are ¥5,407 million. These investments are private equity funds.

Nonrecurring Changes in Fair Value

Losses for the fiscal year ended March 31, 2010
(in millions)
Investment securities	¥26,262
Loans	211,471
Premises and equipment	10,548
Intangible assets	12,400
Other assets(1)	110,722

Total	¥371,403

Note:

(1)	Includes investments in equity method investees. The MUFG Group recorded impairment losses on investments in equity method investees, in mainly a consumer finance company, of ¥110,189 million.

Losses for the fiscal year ended March 31, 2011
(in millions)
Investment securities	¥3,364
Loans	160,862
Loans held for sale	1,263
Collateral dependent loans	159,599
Premises and equipment	11,497
Intangible assets	26,566
Other assets	23,827
Investments in equity method investees	21,895
Other	1,932

Total	¥226,116

Schedule of Differences between Aggregate Fair Value and Aggregate Remaining Contractual Balance for Long-Term Receivables and Debt Instruments

	2010			2011
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value under remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥31,500	¥30,832	¥(668)	¥26,000	¥26,192	¥192

Total	¥31,500	¥30,832	¥(668)	¥26,000	¥26,192	¥192

Financial liabilities:
Long-term debt	¥792,059	¥615,618	¥(176,441)	¥722,752	¥575,969	¥(146,783)

Total	¥792,059	¥615,618	¥(176,441)	¥722,752	¥575,969	¥(146,783)

Schedule of Gains (Losses) Related to Instruments for Which Fair Value Option Was Elected

	For the fiscal year ended March 31,
	2010			2011
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥(1,277)	¥—	¥(1,277)	¥243	¥—	¥243
Receivables under resale agreements(1)	(5,240)	—	(5,240)	4,736	—	4,736
Trading account securities	327,338	(371,660)	(44,322)	68,618	(837,459)	(768,841)

Total	¥320,821	¥(371,660)	¥(50,839)	¥73,597	¥(837,459)	¥(763,862)

Financial liabilities:
Other short-term borrowings(1)	530	—	530	(454)	—	(454)
Long-term debt(1)	56,282	—	56,282	(114,528)	—	(114,528)

Total	¥56,812	¥—	¥56,812	¥(114,982)	¥—	¥(114,982)

Note:

(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Estimated Fair Value of Financial Instruments Not Carried on Balance Sheet at Fair Value

	2010		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, and Receivables under resale agreements and Receivable under securities borrowing transactions	¥17,465	¥17,465	¥19,486	¥19,486
Trading account assets, excluding derivatives	18,808	18,808	18,792	18,792
Investment securities	54,514	55,058	58,642	59,108
Loans, net of allowance for credit losses	90,870	91,812	86,262	87,054
Other financial assets	4,361	4,361	4,677	4,677
Derivative financial instruments:
Trading activities	8,855	8,855	10,033	10,033
Activities qualifying for hedges	9	9	2	2
Financial liabilities:
Non-interest-bearing deposits, Call money and funds purchased, and Payables under repurchase agreements and Payable under securities lending transactions	¥34,969	¥34,969	¥35,544	¥35,544
Interest-bearing deposits	117,868	117,972	117,894	117,960
Trading account liabilities, excluding derivatives	169	169	31	31
Obligations to return securities received as collateral	3,229	3,229	3,268	3,268
Due to trust account	1,560	1,560	634	634
Other short-term borrowings	6,097	6,097	8,488	8,488
Long-term debt	14,162	14,369	13,357	13,557
Other financial liabilities	3,981	3,981	4,635	4,635
Derivative financial instruments:
Trading activities	8,520	8,520	9,878	9,878
Activities qualifying for hedges	1	1	—	—

Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2011
Stock-Based Compensation
Summary of the Stock Acquisition Rights Transactions

	Fiscal year ended March 31, 2011
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding, beginning of fiscal year	9,974,800	¥1
Granted	7,911,800	1
Exercised	(2,883,000)	1
Forfeited or Expired	(146,400)	1

Outstanding, end of fiscal year	14,857,200	¥1	28.57	¥5,690

Exercisable, end of fiscal year	—	¥—	—	¥—

Fair Value Assumption of the Stock Acquisition Rights

	Fiscal years ended March 31,
	2010	2011
Risk-free interest rate	0.53%	0.23%
Expected volatility	44.46%	43.97%
Expected term (in years)	4	4
Expected dividend yield	2.25%	2.91%

Parent Company Only Financial Information (Tables)	12 Months Ended
Mar. 31, 2011
Parent Company Only Financial Information
Condensed Balance Sheets

	2010	2011
	(in millions)
Assets:
Cash and interest-earning deposits with banks	¥86,491	¥151,531
Investments in subsidiaries and affiliated companies	10,240,801	9,607,046
Investment in Morgan Stanley	988,731	967,621
Other assets	73,868	97,435

Total assets	¥11,389,891	¥10,823,633

Liabilities and Shareholders' equity:
Short-term borrowings from subsidiaries	¥1,129,452	¥1,566,981
Long-term debt from subsidiaries and affiliated companies	1,088,149	792,203
Long-term debt	230,045	22
Other liabilities	75,327	120,603

Total liabilities	2,522,973	2,479,809

Total shareholders' equity	8,866,918	8,343,824

Total liabilities and shareholders' equity	¥11,389,891	¥10,823,633

Condensed Statements of Operations

	2009	2010	2011
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥241,129	¥203,443	¥341,687
Dividends from Morgan Stanley	43,041	78,244	71,216
Management fees from subsidiaries	16,985	17,522	16,510
Interest income	651	8	102
Foreign exchange gains—net	42,531	43,461	93,310
Other income	6,043	5,946	1,923

Total income	350,380	348,624	524,748

Expense:
Operating expenses	15,404	15,296	13,981
Interest expense to subsidiaries and affiliated companies	34,436	41,921	42,752
Interest expense	5,247	4,087	2,856
Other expense	1,758	1,326	934

Total expense	56,845	62,630	60,523

Equity in undistributed net income (loss) of subsidiaries and affiliated companies	(1,740,354)	613,264	61,902

Income (loss) before income tax expense	(1,446,819)	899,258	526,127
Income tax expense	21,221	39,439	64,331

Net income (loss)	¥(1,468,040)	¥859,819	¥461,796

Condensed Statements of Cash Flows

	2009	2010	2011
	(in millions)
Operating activities:
Net income (loss)	¥(1,468,040)	¥859,819	¥461,796
Adjustments and other	1,793,971	(634,891)	(120,881)

Net cash provided by operating activities	325,931	224,928	340,915

Investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	24,002	1,526	250,000
Purchases of equity investments in subsidiaries and affiliated companies	(941,617)	(1,406,479)	(89,042)
Purchases of other investment securities	(927,944)	(5)	—
Net decrease (increase) in interest-earning deposits with banks	21,267	(49,663)	(70,502)
Other—net	(1,495)	(52,481)	(1,486)

Net cash provided by (used in) investing activities	(1,825,787)	(1,507,102)	88,970

Financing activities:
Net increase in short-term borrowings from subsidiaries	879,460	143,403	531,197
Proceeds from issuance of long-term debt to subsidiaries and affiliated companies	391,997	380,499	—
Repayment of long-term debt	(220,000)	(100,007)	(230,025)
Repayment of long-term debt to subsidiaries and affiliated companies	(3,700)	(12,800)	(295,652)
Proceeds from issuance of common stock, net of stock issue expenses	278,725	1,026,341	—
Proceeds from issuance of preferred stock, net of stock issue expenses	388,623	—	—
Proceeds from sales of treasury stock	184,617	30	4
Payments for acquisition of preferred stock	—	—	(250,000)
Payments to acquire treasury stock	(238,842)	(246)	(30)
Dividends paid	(153,260)	(149,551)	(190,455)
Other—net	(3,035)	(2,269)	(386)

Net cash provided by (used in) financing activities	1,504,585	1,285,400	(435,347)

Net increase (decrease) in cash and cash equivalents	4,729	3,226	(5,462)
Cash and cash equivalents at beginning of fiscal year	8,533	13,262	16,488

Cash and cash equivalents at end of fiscal year	¥13,262	¥16,488	¥11,026

Basis of Financial Statements and Summary of Significant Accounting Policies (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2008 JPY ( ¥)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2008 JPY ( ¥)	Mar. 31, 2011
Basis of Financial Statments and Summary of Significant Accounting Policies
Increase in net income (loss) from the effect of recording intervening events for the three-months period ended March 31 on MUFG's proportionate equity in net income of subsidiaries with fiscal year ended on or after December 31		¥ 13,870,000,000	¥ 3,900,000,000	¥ (2,420,000,000)
Maximum original maturity days of transactions classify as cash and cash equivalent		90
The minimum percentage of plan assets or the projected benefit obligation used in calculation of net actuarial gains and losses arise from difference between actual experience and assumption and will be amortized over the average remaining service period						10.00%
Decrease in loss before income tax expense resulted from change in accounting estimate of allowance for credit losses				104,000,000,000
Decrease in net loss attribute to Mitsubishi UFJ Financial Group resulted from change in accounting estimate of allowance for credit losses				62,000,000,000
Decrease in basic loss per share resulted from change in accounting estimate of allowance for credit losses				¥ 5.69
Decrease in diluted loss per share resulted from change in accounting estimate of allowance for credit losses				¥ 5.69
Gain on settlement recognized due to the change in measurement date	411,000,000
Effect on retained earnings (accumulated Deficit) due to change in measurement date, Net of taxes					132,000,000
Effect on accumulated other comprehensive income (loss) due to change in measurement date, Net of taxes	131,574,000,000				131,574,000,000
Decrease in fair value of plan assets due to the change in measurement date					175,680,000,000
Increase in benefit obligations due to the change in measurement date					32,382,000,000
Lump-sum settlements payments recognized in the intervening periods of measurement date change	4,333,000,000
Cumulative-effect adjustment to retained earnings upon the initial adoption of guidance on the fair value measurements, Net of taxes					27,317,000,000
Fair value of foreign securities classified as available-for-sale held by BTMU and MUTB which were elected for fair value option					10,448,079,000,000
Increase in the beginning balance of retained earning, net of tax, Upon the election of fair value option for foreign securities previously classified as available-for-sale held by BTMU and MUTB					20,150,000,000
Reclassification of noncontrolling interests from other liabilities to equity upon intial adoption of guidance on the noncontrolling interests				232,225,000,000
Increase in the beginning balance of retained earning, net of tax, upon the election of fair value option for certain financial instruments held by MUSHD's foreign subsidiaries.					12,829,000,000
Accumulated deficit, Cumulative effect of change in accounting principle, Net of tax				118,210,000,000
Effect from changes in accounting estimate of the allowance for repayment of excess interest to income (loss) before income tax expense		(61,000,000,000)
Effect from changes in accounting estimated of the allowance for repayment of excess interest to net income (loss) attributable to Mitsubishi UFJ Financial Group		¥ (49,000,000,000)
Decrease in basic earnings per share resulted from change in accounting estimate of allowance for repayment excess interest		¥ 3.45
Decrease in diluted earnings per share resulted from change in accounting estimate of allowance for repayment of excess interest		¥ 3.45

Basis of Financial Statements and Summary of Significant Accounting Policies (Schedule of Estimated Useful Lives of Premises and Equipment) (Details)	12 Months Ended
Mar. 31, 2011
Buildings [Member]
Premises and Equipment, Useful Life, Minimum, years	15
Premises and Equipment, Useful Life, Maximum, years	50
Equipment and Furniture [Member]
Premises and Equipment, Useful Life, Minimum, years	2
Premises and Equipment, Useful Life, Maximum, years	20
Leasehold Improvements [Member]
Premises and Equipment, Useful Life, Minimum, years	3
Premises and Equipment, Useful Life, Maximum, years	39

Basis of Financial Statements and Summary of Significant Accounting Policies (Schedule of Useful Life of Intangible Assets and Amortization Method by Major Class) (Details)	12 Months Ended
Mar. 31, 2011
Software [Member]
Finite-Lived Intangible Assets, Useful Life, Minimum, years	2
Finite-Lived Intangible Assets, Useful Life, Maximum, years	10
Finite-Lived Intangible Assets, Amortization Method	Straight-line
Core Deposits Intangibles [Member]
Finite-Lived Intangible Assets, Useful Life, Minimum, years	5
Finite-Lived Intangible Assets, Useful Life, Maximum, years	19
Finite-Lived Intangible Assets, Amortization Method	Declining-balance
Customer Relationships [Member]
Finite-Lived Intangible Assets, Useful Life, Minimum, years	12
Finite-Lived Intangible Assets, Useful Life, Maximum, years	27
Finite-Lived Intangible Assets, Amortization Method	Declining-balance
Trade Names [Member]
Finite-Lived Intangible Assets, Useful Life, Minimum, years	5
Finite-Lived Intangible Assets, Useful Life, Maximum, years	40
Finite-Lived Intangible Assets, Amortization Method	Straight-line

Business Developments (Details) (JPY ¥) Share data in Millions, unless otherwise specified	May 01, 2010 MUMSS [Member] MUFG [Member]	May 01, 2010 MSMS [Member] MUFG [Member]	Aug. 01, 2008 Mitsubishi UFJ NICOS Co., Ltd. [Member] MUFG [Member]	Mar. 30, 2011 Mitsubishi UFJ NICOS Co., Ltd. [Member] MUFG [Member]	Mar. 31, 2008 Mitsubishi UFJ NICOS Co., Ltd. [Member] MUFG [Member]	Nov. 04, 2008 UnionBanCal Corporation [Member] BTMU [Member]	Oct. 01, 2008 UnionBanCal Corporation [Member] BTMU [Member]	Apr. 30, 2010 Union Bank, N.A. [Member]
MUFG, percentage of original interests in Mitsubishi UFJ NICOS					76.00%
Ratio of MUFG common stock for one share of Mitsubishi UFJ NICOS common stock			0.37
Ratio of MUFG common stock for one share of Mitsubishi UFJ NICOS class 1 stock			1.39
Number of Mitsubishi UFJ NICOS common stock sold to Norinchukin			244
Percentage of interest in Mitsubishi UFJ NICOS before selling of shares of Mitsubishi UFJ NICOS common stock to Norinchukin and converting Mitsubishi UFJ NICOS class 1 stock into Mitsubishi UFJ NICOS common stock			100.00%
Percentage of interest in Mitsubishi UFJ NICOS after selling of shares of Mitsubishi UFJ NICOS common stock to Norinchukin and converting Mitsubishi UFJ NICOS class 1 stock into Mitsubishi UFJ NICOS common stock			85.00%
Value of MUFG common stock issued in the share exchange			¥ 131,000,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Goodwill			23,000,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangibles			27,000,000,000
Number of Mitsubishi UFJ NICOS common stock under an induced conversion by Norinchukin of Mitsubishi UFJ NICOS Class 1 stock in share exchange			186.6
Number of Mitsubishi UFJ NICOS common stock sold by MUFG in share exchange			57.4
Number of MUFG common stock issued as part of the acquisition of Mitsubishi UFJ NICOS Class 1 stock and sale of Mitsubishi UFJ NICOS common stock in share exchange			69.5
Effect of the induced conversions on the acquisition of Mitsubishi UFJ NICOS Class 1 stock and sale of Mitsubishi UFJ NICOS common stock to capital surplus in share exchange			71,000,000,000
Effect of the induced conversions on the acquisition of Mitsubishi UFJ NICOS Class 1 stock and sale of Mitsubishi UFJ NICOS common stock to retained earnings in share exchange			8,000,000,000
Gain on sale of Mitsubishi UFJ NICOS common stock			6,000,000,000
Amount paid by MUFG for the acquisition of Mitsubishi UFJ NICOS common stock through the allotment to existing shareholders				85,000,000,000
Amount paid by Norinchukin for the acquisition of Mitsubishi UFJ NICOS common stock through the allotment to existing shareholders				15,000,000,000
BTMU, Percentage of original ownership before acquisition of additional shares of UnionBancal Corporation							64.00%
BTMU, Percentage ownership acquired of UnionBancal Corporation through cash tender offers							36.00%
BTMU, transaction value of the acquisition of UnionBancal Corporation through cash tender offers							389,000,000,000
BTMU, Percentage of ownership of UnionBancal Corporation after cash tender offers						97.00%
BTMU, Percentage of remaining ownership of Union Bancal Corporation acquired on second-step acquisition						3.00%
Business combination by subsidiaries, Recognized identifiable assets acquired and liabilities assumed, Goodwill							175,000,000,000	8,068,000,000
Business combination by subsidiaries, Recognized identifiable assets acquired and liabilities assumed, Intangibles							67,000,000,000	1,648,000,000
MUFG, percentage of economic interest in the joint venture		60.00%
MUFG, percentage of economic and voting rights interests in the joint venture	60.00%
Percentage of original interest in joint venture	100.00%
Morgan Stanley, percentage of economic and voting rights interests in the joint venture	40.00%
Morgan Stanley, percentage of economic interest in the joint venture		40.00%
MUFG percentage of voting rights interest in the joint venture		49.00%
Morgan Stanley percentage of voting rights interest in the joint venture		51.00%
Noncontrolling interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd.	127,000,000,000
Amount of capital surplus related to MUFG Group	¥ 21,000,000,000

Investment Securities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Investment Securities
Investment securities other than securities available for sale or being held to maturity, carrying value	¥ 1,667,220	¥ 1,655,812
Aggregate costs of nonmarketable equity securities	515,263	532,419
Fair value of investment securities held by certain subsidiaries	37,024	35,026
Gross realized gains on available for sale of securities	270,384	344,353	224,507
Gross realized losses on available for sale of securities	35,966	47,117	75,165
Impairment losses recognized on nonmarketable securities carried at cost	2,882	24,751	42,620
Other than temporary impairment losses from debt securities available for sale classified as corporate bonds	20,488	29,822
Other than temporary impairment losses from debt securities available for sale classified as Japanese national government bonds and corporate bonds			155,489
Other than temporary impairment losses of available for sale marketable equity securities	115,650	62,912	660,719
Other than temporary impairment loss included in investment securities gains, net	139,020	117,485	858,874
Cumulative decline in fair value of the credit impaired corporate bonds	23,708	29,228
Credit loss component of impairment losses of debt securities recognized in earnings	35,458	36,591
Other component of impairment losses of debt securities recognized in accumulated other changes in equity from nonowner sources before taxes	¥ 11,750	¥ 7,363
Minimum percentage of decline in fair value of investement below cost set as an indicator for classifying investments as an other than temporary decline in fair value	20.00%

Investment Securities (Schedule of Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Securities Available for Sale [Member]
Amortized cost	¥ 53,362,423	¥ 48,843,864
Gross unrealized gains	1,268,565	1,664,058
Gross unrealized losses	195,354	96,046
Estimated fair value	54,435,634	50,411,876
Securities Available for Sale [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Amortized cost	44,756,826	39,431,089
Gross unrealized gains	75,017	63,871
Gross unrealized losses	112,221	62,099
Estimated fair value	44,719,622	39,432,861
Securities Available for Sale [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Amortized cost	193,712	272,829
Gross unrealized gains	6,578	8,148
Gross unrealized losses	9	77
Estimated fair value	200,281	280,900
Securities Available for Sale [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Amortized cost	973,175	1,340,750
Gross unrealized gains	16,472	8,882
Gross unrealized losses	856	4,406
Estimated fair value	988,791	1,345,226
Securities Available for Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Amortized cost	3,058,698	3,394,320
Gross unrealized gains	84,262	88,762
Gross unrealized losses	3,418	8,434
Estimated fair value	3,139,542	3,474,648
Securities Available for Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Amortized cost	1,140,271	934,203
Gross unrealized gains	11,593	16,004
Gross unrealized losses	13,293	8,796
Estimated fair value	1,138,571	941,411
Securities Available for Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Amortized cost	31,485	57,098
Gross unrealized gains	181	2
Gross unrealized losses	1,276	3,805
Estimated fair value	30,390	53,295
Securities Available for Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Amortized cost	452,280	329,590
Gross unrealized gains	665	773
Gross unrealized losses	555	2,545
Estimated fair value	452,390	327,818
Securities Available for Sale [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Amortized cost	960	1,037
Gross unrealized gains
Gross unrealized losses
Estimated fair value	960	1,037
Securities Available for Sale [Member] | Marketable Equity Securities [Member]
Amortized cost	2,755,016	3,082,948
Gross unrealized gains	1,073,797	1,477,616
Gross unrealized losses	63,726	5,884
Estimated fair value	3,765,087	4,554,680
Securities Being Held to Maturity [Member] | Debt Securities [Member]
Amortized cost	3,017,189	2,943,801
Gross unrealized gains	48,236	84,673
Gross unrealized losses	6,427	553
Estimated fair value	3,058,998	3,027,921
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Amortized cost	1,026,443	1,076,900
Gross unrealized gains	7,987	17,250
Gross unrealized losses
Estimated fair value	1,034,430	1,094,150
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Amortized cost	22,667	42,348
Gross unrealized gains	178	585
Gross unrealized losses
Estimated fair value	22,845	42,933
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Amortized cost	893,316	607,558
Gross unrealized gains	6,758	8,309
Gross unrealized losses	2,451	300
Estimated fair value	897,623	615,567
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Amortized cost	138,810	127,369
Gross unrealized gains	1,165	2,280
Gross unrealized losses	46
Estimated fair value	139,929	129,649
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Amortized cost	935,876	1,086,788
Gross unrealized gains	32,144	56,245
Gross unrealized losses	3,930	253	[1]
Estimated fair value	964,090	1,142,780
UNBC reclassification of CLOs securities available for sale to securities being held to maturity		111,895
Unrealized losses of UNBC collateralized loan obligation in accumulated other changes in equity from nonowner sources		48,914
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Amortized cost	77	2,838
Gross unrealized gains	4	4
Gross unrealized losses
Estimated fair value	¥ 81	¥ 2,842

[1]	UNBC reclassified CLOs, which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remained in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥48,914 million before taxes at March 31, 2010 and not included in the table above.

Investment Securities (Contractual Maturity) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Investment Securities
Due in one year or less, Held-to-maturity, Amortized cost	¥ 789,436
Due from one year to five years, Held-to-maturity, Amortized cost	1,306,678
Due from five years to ten years, Held-to-maturity, Amortized cost	418,571
Due after ten years, Held-to-maturity, Amortized cost	502,504
Total, Held-to-maturity, Amortized cost	3,017,189
Due in one year or less, Held-to-maturity, Estimated fair value	794,613
Due from one year to five years, Held-to-maturity, Estimated fair value	1,316,578
Due from five years to ten years, Held-to-maturity, Estimated fair value	439,161
Due after ten years, Held-to-maturity, Estimated fair value	508,646
Total, Held-to-maturity, Estimated fair value	3,058,998
Due in one year or less, Available for sale, Estimated fair value	12,979,004
Due from one year to five years, Available for sale, Estimated fair value	29,631,024
Due from five years to ten years, Available for sale, Estimated fair value	4,799,923
Due after ten years, Available for sale, Estimated fair value	3,260,596
Total, Available for sale, Estimated fair value	¥ 50,670,547

Investment Securities (Schedule of Investments, by Type and Length in Continuous Loss Position) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Securities Available for Sale [Member]
Estimated fair value, Less than 12 months	¥ 25,741,125	¥ 22,756,499
Unrealized losses, Less than 12 months	172,124	44,551
Estimated fair value, 12 months or more	1,238,149	2,245,383
Unrealized losses, 12 months or more	23,230	51,495
Estimated fair value, Total	26,979,274	25,001,882
Unrealized losses, Total	195,354	96,046
Number of securities, Total	3,780	5,849
Securities Available for Sale [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Estimated fair value, Less than 12 months	24,169,306	21,109,870
Unrealized losses, Less than 12 months	95,292	25,459
Estimated fair value, 12 months or more	998,080	1,806,501
Unrealized losses, 12 months or more	16,929	36,640
Estimated fair value, Total	25,167,386	22,916,371
Unrealized losses, Total	112,221	62,099
Number of securities, Total	136	114
Securities Available for Sale [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Estimated fair value, Less than 12 months	10,111	10,009
Unrealized losses, Less than 12 months	9	77
Estimated fair value, Total	10,111	10,009
Unrealized losses, Total	9	77
Number of securities, Total	6	3
Securities Available for Sale [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Estimated fair value, Less than 12 months	96,431	822,500
Unrealized losses, Less than 12 months	855	4,404
Estimated fair value, 12 months or more	524	138
Unrealized losses, 12 months or more	1	2
Estimated fair value, Total	96,955	822,638
Unrealized losses, Total	856	4,406
Number of securities, Total	43	122
Securities Available for Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Estimated fair value, Less than 12 months	309,067	431,826
Unrealized losses, Less than 12 months	2,051	4,709
Estimated fair value, 12 months or more	148,667	292,544
Unrealized losses, 12 months or more	1,367	3,725
Estimated fair value, Total	457,734	724,370
Unrealized losses, Total	3,418	8,434
Number of securities, Total	3,155	5,314
Securities Available for Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Estimated fair value, Less than 12 months	528,791	269,805
Unrealized losses, Less than 12 months	10,281	2,269
Estimated fair value, 12 months or more	32,139	76,545
Unrealized losses, 12 months or more	3,012	6,527
Estimated fair value, Total	560,930	346,350
Unrealized losses, Total	13,293	8,796
Number of securities, Total	281	123
Securities Available for Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Estimated fair value, Less than 12 months		2,946
Unrealized losses, Less than 12 months		250
Estimated fair value, 12 months or more	22,236	47,396
Unrealized losses, 12 months or more	1,276	3,555
Estimated fair value, Total	22,236	50,342
Unrealized losses, Total	1,276	3,805
Number of securities, Total	13	28
Securities Available for Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Estimated fair value, Less than 12 months	16,708	12,546
Unrealized losses, Less than 12 months	56	1,672
Estimated fair value, 12 months or more	35,961	20,705
Unrealized losses, 12 months or more	499	873
Estimated fair value, Total	52,669	33,251
Unrealized losses, Total	555	2,545
Number of securities, Total	23	26
Securities Available for Sale [Member] | Marketable Equity Securities [Member]
Estimated fair value, Less than 12 months	610,711	96,997
Unrealized losses, Less than 12 months	63,580	5,711
Estimated fair value, 12 months or more	542	1,554
Unrealized losses, 12 months or more	146	173
Estimated fair value, Total	611,253	98,551
Unrealized losses, Total	63,726	5,884
Number of securities, Total	123	119
Securities Being Held to Maturity [Member] | Debt Securities [Member]
Estimated fair value, Less than 12 months	457,675	94,640
Unrealized losses, Less than 12 months	5,141	320
Estimated fair value, 12 months or more	174,093	138,402
Unrealized losses, 12 months or more	1,286	233
Estimated fair value, Total	631,768	233,042
Unrealized losses, Total	6,427	553
Number of securities, Total	274	235
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Estimated fair value, Less than 12 months	191,109	85,069
Unrealized losses, Less than 12 months	1,255	300
Estimated fair value, 12 months or more	47,145
Unrealized losses, 12 months or more	1,196
Estimated fair value, Total	238,254	85,069
Unrealized losses, Total	2,451	300
Number of securities, Total	23	9
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Estimated fair value, Less than 12 months	7,120
Unrealized losses, Less than 12 months	46
Estimated fair value, 12 months or more	0
Unrealized losses, 12 months or more	0
Estimated fair value, Total	7,120
Unrealized losses, Total	46
Number of securities, Total	4
Securities Being Held to Maturity [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Estimated fair value, Less than 12 months	259,446	9,571
Unrealized losses, Less than 12 months	3,840	20
Estimated fair value, 12 months or more	126,948	138,402
Unrealized losses, 12 months or more	90	233
Estimated fair value, Total	386,394	147,973
Unrealized losses, Total	¥ 3,930	¥ 253
Number of securities, Total	247	226

Investment Securities (Roll-Forward of Credit Loss Component Recognized in Earnings) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Roll-Forward of Credit Loss Component Recognized in Earnings
Balance at beginning of fiscal year	¥ 36,591	¥ 40,556
Initial credit impairments	14,087	24,587
Subsequent credit impairments	6,401	5,235
Securities sold or matured	(21,621)	(33,787)
Balance at end of fiscal year	¥ 35,458	¥ 36,591

Loans and Allowance for Credit Losses (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 1997
Nonaccrual and restructured loans	¥ 2,008,729,000,000	¥ 1,981,201,000,000
Gross interest income on nonaccrual and restructured loans under the original terms, if recognized	101,100,000,000	96,200,000,000
Gross interest income recognized as interest income on nonaccrual and restructured loans	46,000,000,000	38,800,000,000
Minimum days of accuring loans contractually past due		90
Accruing loans contractually past due 90 days or more	55,748,000,000	26,418,000,000
Commitments to extend credit to customers with restructured loans	13,796,000,000	23,885,000,000
Average recorded investments in impaired loans	1,866,000,000,000	1,717,000,000,000	1,556,000,000,000
Interest income recognized on impaired loans	42,000,000,000	33,400,000,000	40,000,000,000
Decrease in the allowance for credit losses due to loan disposal activity recognized as net charge-offs during the fiscal year	600,000,000	6,800,000,000	13,200,000,000
Loans to Housing Loan Administration Corporation				407,078,000,000
Original maturity term of loans to Housing Loan Administration Corporation				15
Maturity date of loans to Housing Loan Administration Corporation				2011
Interest rate (percentage above Tokyo Interbank Offered Rate) on loans to Housing Loan Administration Corporation				0.13%
Non-interest-bearing deposits with the Special Fund and New Fund				176,089,000,000
Non-interest-bearing deposits with the Special Fund and New Fund, outstanding	362,695,000,000	378,119,000,000
Loans to Resolution and Collection Corporation	169,559,000,000	179,270,000,000
Maturity term of non-interest bearing deposits with the Special Fund and New Fund under government-led loan restructuring program				15
Number of years of the investment income earned by the Special Fund that will be used to absorb loss of Jusen loans	15
Number of years of collection activities of the Jusen loans	15
Impairment loss for the deposits with the Special Fund included in other non-interest expenses	22,705,000,000
Net gains (losses) on disposal of nonperforming loans during the fiscal year	10,382,000,000	17,764,000,000	(1,728,000,000)
Securitized Senior Beneficial Interests [Member]
Retained senior beneficial interest accounted for as investment securities of securitized commercial loans without recourse accounted for as trust			60,671,000,000
The amount of subordinated beneficial interests sold to investors			7,419,000,000
Subordinated beneficial interests of securitized commercial loans without recourse accounted for as trust sold			68,090,000,000
Fair value of securitized senior beneficial interests	22,032,000,000	38,227,000,000
The initial fair value of the senior beneficial interests classified as Level 2 assets at the date of the securitization			¥ 57,461,000,000
Initial one month forward rate, minimum			0.33%
Initial one month forward rate, maximum			1.07%
Initial credit spread, minimum			1.73%
Initial credit spread, maximum			4.83%

Loans and Allowance for Credit Losses (Loans by Domicile and Type of Industry of Borrower Segment Classification) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Domestic and Foreign
Unearned income, unamortized premiums-net and deferred loan fees-net	¥ (102,871)		¥ (99,724)
Total	87,501,975	[1]	92,185,910	[1]
Loan held for sale	65,162		102,268
Domestic Loans [Member]
Domestic
Total domestic	67,552,646		72,017,875
Domestic Loans [Member] | Manufacturing [Member]
Loans by type of industry by domicile	11,248,033		12,027,795
Domestic Loans [Member] | Construction [Member]
Loans by type of industry by domicile	1,280,899		1,427,933
Domestic Loans [Member] | Real Estate [Member]
Loans by type of industry by domicile	11,660,798		12,261,588
Domestic Loans [Member] | Services [Member]
Loans by type of industry by domicile	3,417,689		3,714,148
Domestic Loans [Member] | Wholesale and Retail [Member]
Loans by type of industry by domicile	8,443,580		8,597,192
Domestic Loans [Member] | Banks and Other Financial Institutions [Member]
Loans by type of industry by domicile	3,421,419	[2]	4,159,603	[2]
Domestic Loans [Member] | Communication and Information Services [Member]
Loans by type of industry by domicile	1,249,272		1,339,753
Domestic Loans [Member] | Other Industries [Member]
Loans by type of industry by domicile	8,410,092		9,393,031
Domestic Loans [Member] | Consumer [Member]
Loans by type of industry by domicile	18,420,864		19,096,832
Foreign Loans [Member]
Foreign
Total foreign	20,052,200		20,267,759
Foreign Loans [Member] | Governments and Official Institutions [Member]
Loans by type of industry by domicile	516,637		490,376
Foreign Loans [Member] | Banks and Other Financial Institutions [Member]
Loans by type of industry by domicile	3,565,502	[2]	2,970,470	[2]
Foreign Loans [Member] | Commercial and Industrial [Member]
Loans by type of industry by domicile	13,116,390		14,252,704
Foreign Loans [Member] | Other [Member]
Loans by type of industry by domicile	¥ 2,853,671		¥ 2,554,209

[1]	The above table includes loans held for sale of ¥102,268 million and ¥65,162 million at March 31, 2010 and 2011, respectively, which are carried at the lower of cost or estimated fair value.
[2]	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.

Loans and Allowance for Credit Losses (Nonaccrual Status of loans by Class) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Nonaccrual loans	¥ 1,138,798 [1]
Commercial [Member] | Manufacturing [Member] | Domestic [Member]
Nonaccrual loans	137,275
Commercial [Member] | Construction [Member] | Domestic [Member]
Nonaccrual loans	48,338
Commercial [Member] | Real Estate [Member] | Domestic [Member]
Nonaccrual loans	128,282
Commercial [Member] | Services [Member] | Domestic [Member]
Nonaccrual loans	74,234
Commercial [Member] | Wholesale and Retail [Member] | Domestic [Member]
Nonaccrual loans	171,870
Commercial [Member] | Banks and Other Financial Institutions [Member] | Domestic [Member]
Nonaccrual loans	7,238
Commercial [Member] | Communication and Information Services [Member] | Domestic [Member]
Nonaccrual loans	32,978
Commercial [Member] | Other Industries [Member] | Domestic [Member]
Nonaccrual loans	36,163
Commercial [Member] | Consumer [Member] | Domestic [Member]
Nonaccrual loans	49,706
Commercial [Member] | Domestic [Member]
Nonaccrual loans	686,084
Commercial [Member] | Foreign, Excluding UNBC [Member]
Nonaccrual loans	102,869
Residential [Member]
Nonaccrual loans	129,777
Card [Member]
Nonaccrual loans	141,445
UNBC [Member]
Nonaccrual loans	¥ 78,623

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.

Loans and Allowance for Credit Losses (Summary of Impaired Loans Balance and Related Impairment Allowance by Class) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Requiring an impairment allowance	¥ 1,591,795	[1]	¥ 1,465,040
Not requiring an impairment allowance	301,303	[1],[2]	360,812	[2]
Impaired loans, Total	1,893,098	[1]	1,825,852	[3]
Unpaid principal balance of impaired loans	2,113,742	[1]
Impairment allowance	743,895	[1]	770,262
Impairment allowance, Total			770,262	[3]
Impaired loans held for sales	4,726		14,524
Commercial [Member] | Manufacturing [Member] | Domestic [Member]
Requiring an impairment allowance	257,443
Not requiring an impairment allowance	45,046	[2]
Impaired loans, Total	302,489
Unpaid principal balance of impaired loans	311,359
Impairment allowance	139,522
Commercial [Member] | Construction [Member] | Domestic [Member]
Requiring an impairment allowance	51,092
Not requiring an impairment allowance	22,244	[2]
Impaired loans, Total	73,336
Unpaid principal balance of impaired loans	78,027
Impairment allowance	31,626
Commercial [Member] | Real Estate [Member] | Domestic [Member]
Requiring an impairment allowance	118,840
Not requiring an impairment allowance	64,139	[2]
Impaired loans, Total	182,979
Unpaid principal balance of impaired loans	207,373
Impairment allowance	56,099
Commercial [Member] | Services [Member] | Domestic [Member]
Requiring an impairment allowance	136,659
Not requiring an impairment allowance	36,066	[2]
Impaired loans, Total	172,725
Unpaid principal balance of impaired loans	186,939
Impairment allowance	68,946
Commercial [Member] | Wholesale and Retail [Member] | Domestic [Member]
Requiring an impairment allowance	235,655
Not requiring an impairment allowance	49,312	[2]
Impaired loans, Total	284,967
Unpaid principal balance of impaired loans	295,069
Impairment allowance	144,049
Commercial [Member] | Banks and Other Financial Institutions [Member] | Domestic [Member]
Requiring an impairment allowance	3,592
Not requiring an impairment allowance	6,266	[2]
Impaired loans, Total	9,858
Unpaid principal balance of impaired loans	11,993
Impairment allowance	1,658
Commercial [Member] | Communication and Information Services [Member] | Domestic [Member]
Requiring an impairment allowance	45,353
Not requiring an impairment allowance	12,572	[2]
Impaired loans, Total	57,925
Unpaid principal balance of impaired loans	59,482
Impairment allowance	26,416
Commercial [Member] | Other Industries [Member] | Domestic [Member]
Requiring an impairment allowance	43,028
Not requiring an impairment allowance	8,246	[2]
Impaired loans, Total	51,274
Unpaid principal balance of impaired loans	51,981
Impairment allowance	30,931
Commercial [Member] | Consumer [Member] | Domestic [Member]
Requiring an impairment allowance	51,379
Not requiring an impairment allowance	21,148	[2]
Impaired loans, Total	72,527
Unpaid principal balance of impaired loans	80,664
Impairment allowance	22,550
Commercial [Member] | Domestic [Member]
Requiring an impairment allowance	943,041
Not requiring an impairment allowance	265,039	[2]
Impaired loans, Total	1,208,080
Unpaid principal balance of impaired loans	1,282,887
Impairment allowance	521,797
Commercial [Member] | Foreign, Excluding UNBC [Member]
Requiring an impairment allowance	132,442
Not requiring an impairment allowance	1,157	[2]
Impaired loans, Total	133,599
Unpaid principal balance of impaired loans	134,294
Impairment allowance	66,066
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Requiring an impairment allowance	37,125
Not requiring an impairment allowance	147	[2]
Impaired loans, Total	37,272
Unpaid principal balance of impaired loans	60,799
Impairment allowance	11,826
Residential [Member]
Requiring an impairment allowance	277,704
Not requiring an impairment allowance	29,527	[2]
Impaired loans, Total	307,231
Unpaid principal balance of impaired loans	393,742
Impairment allowance	87,450
Card [Member]
Requiring an impairment allowance	149,953
Not requiring an impairment allowance	1,766	[2]
Impaired loans, Total	151,719
Unpaid principal balance of impaired loans	173,568
Impairment allowance	46,963
UNBC [Member]
Requiring an impairment allowance	51,530
Not requiring an impairment allowance	3,667	[2]
Impaired loans, Total	55,197
Unpaid principal balance of impaired loans	68,452
Impairment allowance	¥ 9,793

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million at March 31, 2011.
[2]	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
[3]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥14,524 million at March 31, 2010.

Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans by Class) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Loans, Normal	¥ 60,387,764
Loans, Close watch	5,419,407
Loans, Likely to become bankrupt or legally/virtually bankrupt	748,040
Loans classified by borrowing grade, Total	66,555,211	[1]
UNBC's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated	181,850
Commercial [Member] | Manufacturing [Member] | Domestic [Member]
Loans, Normal	9,957,029
Loans, Close watch	1,141,101
Loans, Likely to become bankrupt or legally/virtually bankrupt	137,275
Loans classified by borrowing grade, Total	11,235,405	[1]
Commercial [Member] | Construction [Member] | Domestic [Member]
Loans, Normal	1,007,788
Loans, Close watch	223,791
Loans, Likely to become bankrupt or legally/virtually bankrupt	48,306
Loans classified by borrowing grade, Total	1,279,885	[1]
Commercial [Member] | Real Estate [Member] | Domestic [Member]
Loans, Normal	9,793,308
Loans, Close watch	1,023,691
Loans, Likely to become bankrupt or legally/virtually bankrupt	128,401
Loans classified by borrowing grade, Total	10,945,400	[1]
Commercial [Member] | Services [Member] | Domestic [Member]
Loans, Normal	2,878,813
Loans, Close watch	445,863
Loans, Likely to become bankrupt or legally/virtually bankrupt	74,234
Loans classified by borrowing grade, Total	3,398,910	[1]
Commercial [Member] | Wholesale and Retail [Member] | Domestic [Member]
Loans, Normal	7,411,408
Loans, Close watch	829,277
Loans, Likely to become bankrupt or legally/virtually bankrupt	171,870
Loans classified by borrowing grade, Total	8,412,555	[1]
Commercial [Member] | Banks and Other Financial Institutions [Member] | Domestic [Member]
Loans, Normal	3,110,731
Loans, Close watch	298,554
Loans, Likely to become bankrupt or legally/virtually bankrupt	7,238
Loans classified by borrowing grade, Total	3,416,523	[1]
Commercial [Member] | Communication and Information Services [Member] | Domestic [Member]
Loans, Normal	1,074,367
Loans, Close watch	140,614
Loans, Likely to become bankrupt or legally/virtually bankrupt	32,978
Loans classified by borrowing grade, Total	1,247,959	[1]
Commercial [Member] | Other Industries [Member] | Domestic [Member]
Loans, Normal	8,210,660
Loans, Close watch	156,090
Loans, Likely to become bankrupt or legally/virtually bankrupt	36,163
Loans classified by borrowing grade, Total	8,402,913	[1]
Commercial [Member] | Consumer [Member] | Domestic [Member]
Loans, Normal	1,910,161
Loans, Close watch	98,215
Loans, Likely to become bankrupt or legally/virtually bankrupt	49,966
Loans classified by borrowing grade, Total	2,058,342	[1]
Commercial [Member] | Domestic [Member]
Loans, Normal	45,354,265
Loans, Close watch	4,357,196
Loans, Likely to become bankrupt or legally/virtually bankrupt	686,431
Loans classified by borrowing grade, Total	50,397,892	[1]
Commercial [Member] | Foreign, Excluding UNBC [Member]
Loans, Normal	14,992,355
Loans, Close watch	1,006,010
Loans, Likely to become bankrupt or legally/virtually bankrupt	39,490
Loans classified by borrowing grade, Total	16,037,855	[1]
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Loans, Normal	41,144
Loans, Close watch	56,201
Loans, Likely to become bankrupt or legally/virtually bankrupt	22,119
Loans classified by borrowing grade, Total	119,464	[1]
Residential [Member]
Loans classified by borrowing grade, Total	16,150,015	[1]
Loans, Accrual	16,015,242
Loans, Nonaccrual	134,773
Card [Member]
Loans classified by borrowing grade, Total	872,043	[1]
Loans, Accrual	727,880
Loans, Nonaccrual	144,163
UNBC [Member]
Loans classified by borrowing grade, Total	3,780,565	[1],[2]
Loans classified by risk ratings based on number of delinquencies, Accrual	1,715,853
Loans classified by risk ratings based on number of delinquencies, Nonaccrual	21,595
Risk Ratings Based On Internal Credit Ratings:
Loans, Pass	1,767,355
Loans, Criticized	¥ 275,762

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 2 for a further discussion on FDIC covered loans.

Loans and Allowance for Credit Losses (Age Analysis of Past Due Loans by Class) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Loans, 1-3 months past due	¥ 208,085
Loans, greater than 3 months past due	334,911
Loans, total past due	542,996
Loans, current	86,715,329
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	87,258,325	[1],[2]
Loans, greater than 90 days past due and accruing	55,068
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality	9,450
Commercial [Member] | Manufacturing [Member] | Domestic [Member]
Loans, 1-3 months past due	10,355
Loans, greater than 3 months past due	9,485
Loans, total past due	19,840
Loans, current	11,215,565
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	11,235,405	[1],[2]
Loans, greater than 90 days past due and accruing	30
Commercial [Member] | Construction [Member] | Domestic [Member]
Loans, 1-3 months past due	6,346
Loans, greater than 3 months past due	4,456
Loans, total past due	10,802
Loans, current	1,269,083
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,279,885	[1],[2]
Loans, greater than 90 days past due and accruing	42
Commercial [Member] | Real Estate [Member] | Domestic [Member]
Loans, 1-3 months past due	6,365
Loans, greater than 3 months past due	37,688
Loans, total past due	44,053
Loans, current	10,901,347
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,945,400	[1],[2]
Loans, greater than 90 days past due and accruing	3,182
Commercial [Member] | Services [Member] | Domestic [Member]
Loans, 1-3 months past due	6,505
Loans, greater than 3 months past due	10,317
Loans, total past due	16,822
Loans, current	3,382,088
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,398,910	[1],[2]
Loans, greater than 90 days past due and accruing	457
Commercial [Member] | Wholesale and Retail [Member] | Domestic [Member]
Loans, 1-3 months past due	11,774
Loans, greater than 3 months past due	11,921
Loans, total past due	23,695
Loans, current	8,388,860
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,412,555	[1],[2]
Loans, greater than 90 days past due and accruing	116
Commercial [Member] | Banks and Other Financial Institutions [Member] | Domestic [Member]
Loans, 1-3 months past due	24
Loans, greater than 3 months past due	6,213
Loans, total past due	6,237
Loans, current	3,410,286
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,416,523	[1],[2]
Loans, greater than 90 days past due and accruing	6
Commercial [Member] | Communication and Information Services [Member] | Domestic [Member]
Loans, 1-3 months past due	5,814
Loans, greater than 3 months past due	5,047
Loans, total past due	10,861
Loans, current	1,237,098
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,247,959	[1],[2]
Loans, greater than 90 days past due and accruing	15
Commercial [Member] | Other Industries [Member] | Domestic [Member]
Loans, 1-3 months past due	1,487
Loans, greater than 3 months past due	4,496
Loans, total past due	5,983
Loans, current	8,396,930
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,402,913	[1],[2]
Loans, greater than 90 days past due and accruing	4
Commercial [Member] | Consumer [Member] | Domestic [Member]
Loans, 1-3 months past due	6,430
Loans, greater than 3 months past due	8,602
Loans, total past due	15,032
Loans, current	2,043,310
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	2,058,342	[1],[2]
Loans, greater than 90 days past due and accruing	4,788
Commercial [Member] | Domestic [Member]
Loans, 1-3 months past due	55,100
Loans, greater than 3 months past due	98,225
Loans, total past due	153,325
Loans, current	50,244,567
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	50,397,892	[1],[2]
Loans, greater than 90 days past due and accruing	8,640
Commercial [Member] | Foreign, Excluding UNBC [Member]
Loans, 1-3 months past due	1,068
Loans, greater than 3 months past due	74,054
Loans, total past due	75,122
Loans, current	15,962,733
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	16,037,855	[1],[2]
Residential [Member]
Loans, 1-3 months past due	93,200
Loans, greater than 3 months past due	55,485
Loans, total past due	148,685
Loans, current	15,978,909
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	16,127,594	[1],[2]
Loans, greater than 90 days past due and accruing	46,265
Card [Member]
Loans, 1-3 months past due	34,107
Loans, greater than 3 months past due	79,196
Loans, total past due	113,303
Loans, current	742,264
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	855,567	[1],[2]
UNBC [Member]
Loans, 1-3 months past due	24,610
Loans, greater than 3 months past due	27,951
Loans, total past due	52,561
Loans, current	3,786,856
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,839,417	[1],[2]
Loans, greater than 90 days past due and accruing	¥ 163

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
[2]	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 2 for a further discussion on FDIC covered loans.

Loans and Allowance for Credit Losses (Changes in the Allowance for Credit Losses) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Loans and Allowance for Credit Losses
Balance at beginning of fiscal year	¥ 1,315,615		¥ 1,156,638		¥ 1,134,940
Provision for credit losses	292,035		647,793		626,947
Charge-offs	385,770		520,772		603,298
Less-Recoveries	43,670		52,372		26,446
Net charge-offs	342,100		468,400		576,852
Others	(25,094)	[1]	(20,416)	[1]	(28,397)	[1]
Balance at end of fiscal year	¥ 1,240,456		¥ 1,315,615		¥ 1,156,638

[1]	Others principally include losses (gains) from foreign exchange translation. In addition, for the fiscal year ended March 31, 2010, others include adjustments related to restructuring of business operations.

Loans and Allowance for Credit Losses (Schedule of Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Allowance for credit losses, total	¥ 1,240,456		¥ 1,315,615	¥ 1,156,638	¥ 1,134,940
Loans by portfolio segment, Total	87,539,684	[1]
Commercial [Member] | Allowance for Credit Losses [Member]
Allowance for credit losses, Individually evaluated for impairment	587,863
Allowance for credit losses, Collectively evaluated for impairment	277,130
Allowance for credit losses, Loans acquired with deteriorated credit quality	30,618
Residential [Member] | Allowance for Credit Losses [Member]
Allowance for credit losses, Individually evaluated for impairment	86,514
Allowance for credit losses, Collectively evaluated for impairment	76,734
Allowance for credit losses, Loans acquired with deteriorated credit quality	1,967
Card [Member] | Allowance for Credit Losses [Member]
Allowance for credit losses, Individually evaluated for impairment	46,963
Allowance for credit losses, Collectively evaluated for impairment	35,265
Allowance for credit losses, Loans acquired with deteriorated credit quality	379
UNBC [Member] | Allowance for Credit Losses [Member]
Allowance for credit losses, Individually evaluated for impairment	9,793
Allowance for credit losses, Collectively evaluated for impairment	85,209
Allowance for credit losses, Loans acquired with deteriorated credit quality	2,021
Allowance for Credit Losses [Member]
Allowance for credit losses, Individually evaluated for impairment	731,133
Allowance for credit losses, Collectively evaluated for impairment	474,338
Allowance for credit losses, Loans acquired with deteriorated credit quality	34,985
Commercial [Member] | Loans [Member]
Loans, Individually evaluated for impairment	1,341,679
Loans, Collectively evaluated for impairment	65,094,068
Loans acquired with deteriorated credit quality	119,464
Residential [Member] | Loans [Member]
Loans, Individually evaluated for impairment	300,756
Loans, Collectively evaluated for impairment	15,826,839
Loans acquired with deteriorated credit quality	22,420
Card [Member] | Loans [Member]
Loans, Individually evaluated for impairment	150,716
Loans, Collectively evaluated for impairment	704,851
Loans acquired with deteriorated credit quality	16,476
UNBC [Member] | Loans [Member]
Loans, Individually evaluated for impairment	55,197
Loans, Collectively evaluated for impairment	3,793,669
Loans acquired with deteriorated credit quality	113,549
Loans [Member]
Loans, Individually evaluated for impairment	1,848,348
Loans, Collectively evaluated for impairment	85,419,427
Loans acquired with deteriorated credit quality	271,909
Commercial [Member]
Allowance for credit losses, total	895,611
Loans by portfolio segment, Total	66,555,211	[1]
Residential [Member]
Allowance for credit losses, total	165,215
Loans by portfolio segment, Total	16,150,015	[1]
Card [Member]
Allowance for credit losses, total	82,607
Loans by portfolio segment, Total	872,043	[1]
UNBC [Member]
Allowance for credit losses, total	97,023
Loans by portfolio segment, Total	¥ 3,962,415	[1]

[1]	Total loans in the above table do not include loans held for sale.

Loans and Allowance For Credit Losses (Schedule of Loans Acquired with Deteriorated Credit Quality) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Loans Acquired During the Fiscal Year:
Contractually required payments receivable at acquisitions	¥ 341,843	¥ 807
Cash flows expected to be collected at acquisitions	181,663	90
Fair value of loans at acquisition	152,263	90
Accretable Yield for Loans Within the Scope of the Guidance on Loans and Debt Securities Acquired with Deteriorated Credit Quality:
Balance at the beginning of fiscal year	60,925	82,219
Additions	29,401
Accretion	(27,321)	(32,121)
Reclassifications from nonaccretable difference	23,184	11,035
Deconsolidation of a subsidiary		(208)
Foreign currency translation adjustments	(1,461)
Balance at the end of fiscal year	84,728	60,925
Loans within the Scope of the Guidance on Loans and Debt Securities Acquired with Deteriorated Credit Quality:
Outstanding balance at beginning of fiscal year	522,015	654,150
Outstanding balance at end of fiscal year	662,369	522,015
Carrying amount at beginning of fiscal year	188,719	248,511
Carrying amount at end of fiscal year	271,909	188,719
Nonaccruing Loans within the Scope of the Guidance on Loans and Debt Securities Acquired with Deteriorated Credit Quality:
Carrying amount at acquisition date during fiscal year	760	90
Carrying amount at end of fiscal year	29,833	53,459
Provisions within the Scope of the Guidance on Loans and Debt Securities Acquired with Deteriorated Credit Quality:
Balance of allowance for loan losses at beginning of fiscal year	25,906	23,443
Additional provisions during fiscal year	13,516	8,987
Reductions of allowance during fiscal year	2,202	4,047
Balance of allowance for loan losses at end of fiscal year	¥ 34,985	¥ 25,906

Loans and Allowance for Credit Losses (Schedule of Components of Investment in Direct Financing Leases) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Financing Leases, Net Investment in Direct Financing Leases
Minimum lease payments receivable	¥ 638,287	¥ 744,027
Estimated residual values of leased property	26,713	33,339
Less-unearned income	(59,333)	(61,398)
Net investment in direct financing leases	¥ 605,667	¥ 715,968

Loans and Allowance for Credit Losses (Schedule of Future Minimum Lease Payment Receivables under Noncancellable Leasing Agreements) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Future Minimum Lease Payment Receivables under Noncancellable Lease
2012	¥ 222,133
2013	159,965
2014	112,993
2015	62,589
2016	32,552
2017 and thereafter	48,055
Total minimum lease payment receivables	¥ 638,287

Loans and Allowance for Credit Losses (Principal Amounts Related to Assets and Liabilities of the Special Purpose Entity) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Loans and Allowance for Credit Losses
Total beneficial interest, principal amounts of commercial loans in trusts related to special purpose entity	¥ 25,638	¥ 47,605
Senior beneficial interests retained by the MUFG Group	22,854	40,791
Subordinated beneficial interest sold to investors	2,784	6,814
Total beneficial interests	¥ 25,638	¥ 47,605

Loans and Allowance for Credit Losses (Key Economic Assumptions Used in Measuring the Fair Value of the Senior Beneficial Interests) (Details)	Mar. 31, 2011	Mar. 31, 2010
Loans and Allowance for Credit Losses
One month forward rate minimum	(0.22%)	(0.20%)
One month forward rate maximum	0.79%	0.90%
Credit spread minimum	2.80%	3.11%
Credit spread maximum	7.20%	7.89%

Loans and Allowance for Credit Losses (Sensitivities of the Fair Value to an Immediate Adverse Change) (Details)	Mar. 31, 2011	Mar. 31, 2010
Impact of Ten Basis Points Adverse Change [Member]
Minimum sensitivity forward rate change	99.85%	99.70%
Maximum sensitivity forward rate change	99.92%	99.91%
Impact of Twenty Basis Points Adverse Change [Member]
Minimum sensitivity forward rate change	99.70%	99.42%
Maximum sensitivity forward rate change	99.84%	99.84%
Impact of Ten Percent Adverse Change [Member]
Minimum sensitivity credit spread change	99.02%	97.99%
Maximum sensitivity credit spread change	99.79%	99.65%
Impact of Twenty Percent Adverse Change [Member]
Minimum sensitivity credit spread change	98.04%	96.00%
Maximum sensitivity credit spread change	99.57%	99.31%

Loans and Allowance for Credit Losses (Cash Flows Between the MUFG Group and the Special Purpose Entity) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Loans and Allowance for Credit Losses
Cash flows from collections received on senior beneficial interests	¥ 17,937	¥ 19,799
Cash flows from dividends on senior beneficial interests	209	419
Service fees collected	¥ 4	¥ 3

Premises and Equipment (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Premises and Equipment
Capitalized leases, Principally related to data processing equipment	¥ 66,006	¥ 92,175
Accumulated depreciation on capitalized leases, principally related to data processing equipment	52,223	70,284
BTMU's financing obligation on sales and leaseback of land and buildings	50,875	52,189
Impairment loss of long-lived assets	11,332	9,198	7,480
Impairment loss of real estate held for sale	¥ 199	¥ 1,350	¥ 2,955

Premises and Equipment (Schedule of Premises and Equipment, Net Carrying Amount by Major Class of Assets) (Details) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Premises and equipment - gross	¥ 1,993,473	¥ 2,014,877
Less accumulated depreciation	1,030,925	1,019,710
Premises and equipment-net	962,548	995,167
Land [Member]
Premises and equipment - gross	391,602	399,893
Buildings [Member]
Premises and equipment - gross	694,384	680,085
Equipment and Furniture [Member]
Premises and equipment - gross	667,073	681,886
Leasehold Improvements [Member]
Premises and equipment - gross	225,407	235,807
Construction in Progress [Member]
Premises and equipment - gross	¥ 15,007	¥ 17,206

Goodwill and Other Intangible Assets (Narrative) (Details) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Integrated Trust Assets Business Group [Member] Customer Relationships [Member]	Mar. 31, 2009 Integrated Trust Assets Business Group [Member] Customer Relationships [Member]	Mar. 31, 2009 Integrated Retail Banking Business Group [Member] Customer Relationships [Member]	Mar. 31, 2011 Integrated Retail Banking Business Group [Member] Contractual Rights [Member]	Mar. 31, 2010 Integrated Retail Banking Business Group [Member] Contractual Rights [Member]	Mar. 31, 2009 MUFG [Member]	Mar. 31, 2008 MUFG [Member]
Impairment loss		¥ 461	¥ 845,842
Stock price per share									¥ 476	¥ 860
Intangible assets subject to amortization acquired during the period	153,887	168,722
Software subject to amortization acquired during the period	151,992	168,423
Weighted average amortization periods of intangible assets subject to amortization	6	5
Indefinite-lived intangible assets acquired during the period	332	1,667
Impairment losses of intangible assets, finite-lived (excluding goodwill)						83,088
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)	26,566	12,400	126,885	19,267	36,672		6,226	9,239
Written-off amount relating to disposal of software for internal use recognized in other non-interest expenses	¥ 16,370

Goodwill and Other Intangible Assets (Schedule of Changes in the Carrying Amount of Goodwill by Business Segment) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010	Mar. 31, 2009
Goodwill, Gross	¥ 2,103,948		¥ 2,122,054	¥ 2,119,521
Accumulated impairment losses	(1,740,556)		(1,740,556)	(1,740,095)
Goodwill, Net	363,392		381,498	379,426
Goodwill acquired during the fiscal year	8,068	[1]
Impairment loss			(461)	(845,842)
Foreign currency translation adjustments and other	(26,174)		2,533
Integrated Retail Banking Business Group [Member]
Goodwill, Gross	840,055		840,055	840,055
Accumulated impairment losses	(840,055)		(840,055)	(840,055)
Goodwill, Net
Goodwill acquired during the fiscal year		[1]
Foreign currency translation adjustments and other
Integrated Corporate Banking Business Group [Member] | Overseas [Member] | Other Than UNBC [Member]
Goodwill, Gross	152,203		152,203	152,203
Accumulated impairment losses	(532)		(532)	(532)
Goodwill, Net	151,671		151,671	151,671
Goodwill acquired during the fiscal year		[1]
Foreign currency translation adjustments and other
Integrated Corporate Banking Business Group [Member] | Overseas [Member] | UNBC [Member]
Goodwill, Gross	201,629		219,735	217,202
Goodwill, Net	201,629		219,735	217,202
Goodwill acquired during the fiscal year	8,068	[1]
Foreign currency translation adjustments and other	(26,174)		2,533
Integrated Corporate Banking Business Group [Member] | Domestic [Member]
Goodwill, Gross	885,234		885,234	885,234
Accumulated impairment losses	(885,234)		(885,234)	(884,773)
Goodwill, Net				461
Goodwill acquired during the fiscal year		[1]
Impairment loss			(461)
Foreign currency translation adjustments and other
Integrated Corporate Banking Business Group [Member] | Overseas Total [Member]
Goodwill, Gross	353,832		371,938	369,405
Accumulated impairment losses	(532)		(532)	(532)
Goodwill, Net	353,300		371,406	368,873
Goodwill acquired during the fiscal year	8,068	[1]
Foreign currency translation adjustments and other	(26,174)		2,533
Integrated Corporate Banking Business Group [Member] | Total Domestic and Overseas [Member]
Goodwill, Gross	1,239,066		1,257,172	1,254,639
Accumulated impairment losses	(885,766)		(885,766)	(885,305)
Goodwill, Net	353,300		371,406	369,334
Goodwill acquired during the fiscal year	8,068	[1]
Impairment loss			(461)
Foreign currency translation adjustments and other	(26,174)		2,533
Integrated Trust Assets Business Group [Member]
Goodwill, Gross	22,527		22,527	22,527
Accumulated impairment losses	(14,735)		(14,735)	(14,735)
Goodwill, Net	7,792		7,792	7,792
Goodwill acquired during the fiscal year		[1]
Global Markets [Member]
Goodwill, Gross	2,300		2,300	2,300
Goodwill, Net	2,300		2,300	2,300
Goodwill acquired during the fiscal year		[1]
Foreign currency translation adjustments and other	¥ 0

[1]	See Note 2 for the goodwill acquired in connection with various acquisitions.

Goodwill and Other Intangible Assets (Schedule of Goodwill Impairment Losses by Reporting Units) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009
Impairment loss	¥ 461	¥ 845,842
Integrated Retail Banking Business Group [Member] | BTMU Retail [Member]
Impairment loss		636,322
Integrated Retail Banking Business Group [Member] | Mitsubishi UFJ NICOS Retail [Member]
Impairment loss		193,579
Integrated Corporate Banking Business Group - Domestic [Member] | BTMU Corporate [Member]
Impairment loss	461
Integrated Corporate Banking Business Group - Domestic [Member] | MUSHD Corporate [Member]
Impairment loss		1,206
Integrated Trust Assets Business Group [Member] | MUTB Trust [Member]
Impairment loss		¥ 14,735

Goodwill and Other Intangible Assets (Other Intangible Assets, Net Carrying Amount by Major Class of Intangible Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Total intangible assets, Net	¥ 991,521	¥ 1,116,117
Customer Relationships [Member] | Intangible Assets Subject to Amortization [Member]
Finite-Lived Intangible Assets, Gross	207,670	208,118
Finite-Lived Intangible Assets, Accumulated Amortization	113,435	100,419
Finite-Lived Intangible Assets, Net	94,235	107,699
Intangible Assets Subject to Amortization [Member]
Finite-Lived Intangible Assets, Gross	2,270,289	2,173,503
Finite-Lived Intangible Assets, Accumulated Amortization	1,343,489	1,148,368
Finite-Lived Intangible Assets, Net	926,800	1,025,135
Intangible Assets Subject to Amortization [Member] | Software [Member]
Finite-Lived Intangible Assets, Gross	1,374,334	1,263,031
Finite-Lived Intangible Assets, Accumulated Amortization	839,872	707,888
Finite-Lived Intangible Assets, Net	534,462	555,143
Intangible Assets Subject to Amortization [Member] | Core Deposit Intangibles [Member]
Finite-Lived Intangible Assets, Gross	632,533	638,290
Finite-Lived Intangible Assets, Accumulated Amortization	377,325	329,163
Finite-Lived Intangible Assets, Net	255,208	309,127
Intangible Assets Subject to Amortization [Member] | Trade Names [Member]
Finite-Lived Intangible Assets, Gross	51,579	60,058
Finite-Lived Intangible Assets, Accumulated Amortization	10,209	8,616
Finite-Lived Intangible Assets, Net	41,370	51,442
Intangible Assets Subject to Amortization [Member] | Other Intangible Assets Subject to Amortization [Member]
Finite-Lived Intangible Assets, Gross	4,173	4,006
Finite-Lived Intangible Assets, Accumulated Amortization	2,648	2,282
Finite-Lived Intangible Assets, Net	1,525	1,724
Intangible Assets Not Subject to Amortization [Member]
Intangible assets not subject to amortization (Excluding goodwill)	64,721	90,982
Intangible Assets Not Subject to Amortization [Member] | Indefinite-Lived Customer Relationships [Member]
Intangible assets not subject to amortization (Excluding goodwill)	42,224	61,491
Intangible Assets Not Subject to Amortization [Member] | Indefinite-Lived Trade Names [Member]
Intangible assets not subject to amortization (Excluding goodwill)	4,459	4,459
Intangible Assets Not Subject to Amortization [Member] | Other Intangible Assets Not Subject to Amortization [Member]
Intangible assets not subject to amortization (Excluding goodwill)	¥ 18,038	¥ 25,032

Goodwill and Other Intangible Assets (Schedule of Estimated Aggregate Amortization Expense for Intangible Assets for the Next Five Fiscal Years) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Finite-Lived Intangible Assets, Future Amortization Expense
2012	¥ 212,190
2013	179,776
2014	136,009
2015	101,529
2016	¥ 73,126

Income Taxes (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Combined normal effective statutory rate (percentage)	40.60%	40.60%	40.60%
Undistributed earning of foreign subsidiaries	¥ 26,378	¥ 26,179
Operating loss carryforwards	575,403
Tax credit carryforwards	4,496
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	24,639	27,192	25,471
BTMU And MUTB [Member]
Operating loss carryforwards for enterprise tax	¥ 375,609
Effective tax rate of enterprise tax	7.00%
Operating Loss Carryforwards for enterprise tax, Expiration year	2012

Income Taxes (Schedule of Current and Deferred Income Tax Expense (Benefit)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Current
Domestic	¥ 52,982	¥ 36,993	¥ 27,180
Foreign	70,292	53,659	114,259
Current income tax expense (benefit), Total	123,274	90,652	141,439
Deferred
Domestic	299,725	297,989	(293,849)
Foreign	16,901	18,399	(107,518)
Deferred income tax expense (benefit), Total	316,626	316,388	(401,367)
Income tax expense (benefit)	439,900	407,040	(259,928)
Income Tax Expense (Benefit) Reported in Equity Relating to
Investment securities	(193,657)	350,507	(585,322)
Derivatives qualifying for cash flow hedges	(2,250)	(3,295)	2,725
Pension liability adjustments	(69,139)	157,720	(288,856)
Foreign currency translation adjustments	2,007	2,594	(15,004)
Income tax expense (benefit) reported in equity, Total	(263,039)	507,526	(886,457)
Income tax expense (benefit)	¥ 176,861	¥ 914,566	¥ (1,146,385)

Income Taxes (Reconciliation of the Effective Income Tax Rate) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Reconciliation of Effective Income Tax Rate
Combined normal effective statutory tax rate	40.60%	40.60%	40.60%
Nondeductible expenses	0.30%	0.20%	(0.20%)
Dividends from foreign subsidiaries	0.10%	0.00%	(0.30%)
Foreign tax credit and payments	3.30%	0.70%	(0.70%)
Lower tax rates applicable to income of subsidiaries	(0.60%)	(0.70%)	0.00%
Change in valuation allowance	10.60%	(5.80%)	(2.30%)
Realization of previously unrecognized tax effects of subsidiaries	(3.70%)	(0.90%)	(1.70%)
Nontaxable dividends received	(2.70%)	(0.10%)	0.40%
Impairment of goodwill	0.00%	0.00%	(19.50%)
Undistributed earnings of subsidiaries	(1.50%)	(1.60%)	(1.50%)
Tax and interest expense for uncertainty in income taxes	0.20%	0.60%	(1.00%)
Expiration of loss carryforward	6.40%	0.20%	(0.60%)
Other-net	(0.50%)	(1.50%)	1.50%
Effective income tax rate	52.50%	31.70%	14.70%

Income Taxes (Significant Components of Deferred Tax Assets and Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred Tax Assets
Allowance for credit losses	¥ 887,531	¥ 902,282
Operating loss carryforwards	259,183	518,948
Loans	2,785	12,746
Accrued liabilities and other	438,045	397,255
Premises and equipment, including sale-and-leaseback transactions	126,905	128,158
Derivative financial instruments	67,312	28,861
Investment securities (including trading account assets at fair value under fair value option)	212,511	82,470
Accrued severance indemnities and pension plans	169,349	100,804
Valuation allowance	(726,774)	(641,619)
Total deferred tax assets	1,436,847	1,529,905
Deferred Tax Liabilities
Intangible assets	164,291	212,845
Lease transactions	51,239	50,611
Other	57,749	55,055
Total deferred tax liabilities	273,279	318,511
Net deferred tax assets	¥ 1,163,568	¥ 1,211,394

Income Taxes (Schedule of Expiration Date of Operating Loss and Tax Credit Carryforwards) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Operating loss carryforwards	¥ 575,403
Tax credit carryforwards	4,496
Expiration Amount of Carryforwards at 12 Months Ended March 31, 2012 [Member]
Operating loss carryforwards	80,439
Expiration Amount of Carryforwards at 12 Months Ended March 31, 2013 [Member]
Operating loss carryforwards	202,905
Expiration Amount of Carryforwards at 12 Months Ended March 31, 2014 [Member]
Operating loss carryforwards	27,994
Expiration Amount of Carryforwards at 12 Months Ended March 31, 2015 [Member]
Operating loss carryforwards	13,259
Expiration Amount of Carryforwards at 12 Months Ended March 31, 2016 [Member]
Operating loss carryforwards	45,350
Expiration Amount of Carryforwards at 12 Months Ended March 31, 2017 [Member]
Operating loss carryforwards	12,373
Expiration Amount of Carryforwards at 12 Months Ended March 31, 2018 [Member]
Operating loss carryforwards	168,407
Tax credit carryforwards	3,923
Expiration Amount With No Definite Expiration Date [Member]
Operating loss carryforwards	24,676
Tax credit carryforwards	¥ 573

Income Taxes (Roll-Forward Schedule of Change in Unrecognized Tax Benefits) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Roll-forward of Unrecognized Tax Benefits
Balance at beginning of fiscal year	¥ 75,479	¥ 72,857	¥ 44,764
Gross amount of increases for current year's tax positions	406	2,771	23,960
Gross amount of decreases for current year's tax positions	(1,482)
Gross amount of increases for prior years' tax positions	9,113	15,208	15,104
Gross amount of decreases for prior years' tax positions	(8,698)	(5,506)	(5,459)
Net amount of changes relating to settlements with tax authorities	(4,434)	(6,695)	447
Decreases due to lapse of applicable statutes of limitations	(1,479)	(1,281)	(14)
Foreign exchange translation	(7,608)	(1,875)	(5,945)
Balance at end of fiscal year	¥ 61,297	¥ 75,479	¥ 72,857

Income Taxes (Roll-Forward Schedule of Accrued Interest and Penalties Related to Income Taxes) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Balance at beginning of fiscal year	¥ 7,273	¥ 5,842	¥ 4,047
Total interest and penalties in the consolidated statements of operations	585	4,490	2,588
Total cash settlements and foreign exchange translation	(825)	(3,059)	(793)
Balance at end of fiscal year	¥ 7,033	¥ 7,273	¥ 5,842

Income Taxes (Status of Years Under Audit or Open to Examination by Major Tax Jurisdiction) (Details)	Mar. 31, 2011
Japan [Member]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2011
United States - Federal [Member]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2007 and forward
United States - California [Member]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2005 and forward
United States - New York [Member]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2001 and forward
United States - New York City [Member]
Status of tax years under audit or open to examination by tax authorities of various jurisdictions, Tax years	2001 and forward

Income Taxes (Income (Loss) before Income Taxes Expense (Benefit) by Jurisdiction) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Income (Loss) before Income Taxes, Domestic	¥ 443,304	¥ 870,192	¥ (1,776,405)
Income (Loss) before Income Taxes, Foreign	393,934	411,924	12,178
Income (loss) before income tax expense (benefit)	¥ 837,238	¥ 1,282,116	¥ (1,764,227)

Pledged Assets and Collateral (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Investment securities, pledged as collateral for acting as a collection agent for public funds	¥ 25,804,091,000,000
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	4,128,505,000,000	2,041,048,000,000
Average reserves included in Cash and due from banks and Interest-earning deposits in other banks	2,301,810,000,000	1,961,783,000,000
Pledged assets that may not be sold or repledged by secured parties	31,491,000,000,000
Cash collateral paid for derivative transactions included in other assets	766,617,000,000	634,299,000,000
Cash collateral received for derivative transactions included in other liabilities	337,192,000,000	260,233,000,000
Fair value of the collateral accepted that is permitted to be sold or repledged	12,352,000,000,000	19,044,000,000,000
Fair value of the collateral accepted that was sold or repledged	8,227,000,000,000	7,634,000,000,000
Amount As Previously Reported [Member]
Fair value of the collateral accepted that is permitted to be sold or repledged		19,093,000,000,000
Fair value of the collateral accepted that was sold or repledged		¥ 6,983,000,000,000

Pledged Assets and Collateral (Schedule of Assets Mortgaged, Pledged or Otherwise Subject to Liens) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Pledged Assets and Collateral
Trading account securities	¥ 8,616,845
Investment securities	4,361,431
Loans	6,450,799
Other	59,198
Total	¥ 19,488,273

Pledged Assets and Collateral (Schedule of Pledged Assets Classified by Type of Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Pledged Assets and Collateral
Deposits	¥ 388,298
Call money and funds purchased	484,606
Payables under repurchase agreements and securities lending transactions	9,634,077
Other short-term borrowings and long-term debt	8,943,147
Other	38,145
Total	¥ 19,488,273

Pledged Assets and Collateral (Schedule of Restatement of Trading Account Assets Pledged that Secured Parties are Permitted to Sell or Repledge) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 8,251,723	¥ 8,409,598	[1]
As previously reported [Member]
Trading account assets pledged that secured parties are permitted to sell or repledge		8,712,347
As restated [Member]
Trading account assets pledged that secured parties are permitted to sell or repledge		¥ 8,409,598

[1]	Restated

Deposits (Narrative) (Details)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Deposits
Time deposits, including certificates of deposits ("CDs"), issued in amount of JPY10 million or more, Domestic deposits		¥ 26,960,090,000,000	¥ 27,253,035,000,000
Time deposits, including certificates of deposits ("CDs"), issued in amount of of US $100,000 or more, Foreign deposits		13,898,728,000,000	14,411,085,000,000
US $ equivalent of JPY10 million based on Federal Reserve Bank of New York's noon buying rate	121,000
Minimum amount of time deposit issued denominated in Japanese Yen which are included in disclosure, domestic		10,000,000
Minimum amount of time deposit issued denominated in US dollars which are included in disclosure, foreign	$ 100,000

Deposits (Maturities of Time Deposits) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Domestic [Member]
Maturities of Time Deposits
Due in one year or less	¥ 35,704,148
Due after one year through two years	6,427,398
Due after two years through three years	3,051,730
Due after three years through four years	676,089
Due after four years through five years	814,135
Due after five years	110,927
Total	46,784,427
Foreign [Member]
Maturities of Time Deposits
Due in one year or less	13,812,257
Due after one year through two years	247,805
Due after two years through three years	135,808
Due after three years through four years	32,901
Due after four years through five years	35,665
Due after five years	27,508
Total	¥ 14,291,944

Call Loans and Funds Sold, and Call Money and Funds Purchased (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Call Loans and Funds Sold, and Call Money and Funds Purchased
Average balance of call money and funds purchased during the fiscal year	¥ 2,173,923	¥ 2,349,445	¥ 3,051,725
Average balance of call loans and funds sold during the fiscal year	656,322	651,778	1,080,630
Net funds purchased position	1,517,601	1,697,667	1,971,095
Call money and funds purchased
Outstanding at end of fiscal year, Amount	2,313,487	1,883,824	2,235,858
Outstanding at end of fiscal year, Principal range of maturities, Minimum, days	1	1	1
Outstanding at end of fiscal year, Principal range of maturities, Maximum, days	30	30	30
Outstanding at end of fiscal year, Weighted average interest rate	0.29%	0.28%	0.33%
Maximum balance at any month-end during the fiscal year	¥ 2,488,885	¥ 2,611,306	¥ 4,133,609
Weighted average interest rate paid during the fiscal year	0.27%	0.24%	0.82%

Due to Trust Account (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010	Mar. 31, 2009
Due to Trust Account
Average balance outstanding during the fiscal year	¥ 674,622	[1]	¥ 1,683,607	¥ 1,479,736
Maximum balance at any month-end during the fiscal year	¥ 752,244	[1]	¥ 1,795,280	¥ 1,796,846
Weighted average interest rate during the fiscal year	0.12%	[1]	0.36%	0.46%

[1]	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, the amount of average balance outstanding, the maximum balance at any month-end and weighted average interest rate during the fiscal year ended March 31, 2011 decreased. See Note 23 for further discussion of the adoption of the new guidance.

Short-Term Borrowings and Long-Term Debt (Narrative) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short-Term Borrowings and Long-Term Debt
Unused lines of credit for short-term financing	¥ 19,984,360	¥ 9,802,803

Short-Term Borrowings and Long-Term Debt (Schedule of Other Short-Term Borrowings) (Details) In Millions, unless otherwise specified	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Domestic offices [Member] JPY ( ¥)	Mar. 31, 2010 Domestic offices [Member] JPY ( ¥)	Mar. 31, 2011 Foreign offices [Member] JPY ( ¥)	Mar. 31, 2010 Foreign offices [Member] JPY ( ¥)
Commercial paper			¥ 1,262,885	¥ 1,208,690	¥ 732,910	¥ 907,641
Borrowing from the Bank of Japan			5,513,650	2,861,400
Borrowing from other financial institutions			175,951	209,030	730,479	819,633
Other			65,843	73,560	6,595	17,416
Other short-term Borrowings, Total	8,488,313	6,097,370	7,018,329	4,352,680	1,469,984	1,744,690
Unamortized discount	116	34
Other short-term Borrowings, Net	¥ 8,488,197	¥ 6,097,336
Other short-term Debt, Weighted Average Interest Rate	0.24%	0.27%

Short-Term Borrowings and Long-Term Debt (Schedule of Long-Term Debt) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011		Mar. 31, 2010
Long-term debt
Total	¥ 13,356,728		¥ 14,162,424
MUFG [Member]
Long-term debt
Total	401,225		631,390
Obligations under capital leases	22		45
MUFG [Member] | Fixed rate bonds, payable in Japanese Yen [Member]
Unsubordinated debt:
Unsubordinated debt			230,000	[1]
Unsubordinated debt, Maturity date range, Start	2010
Unsubordinated debt, Maturity date range, End	2011
Unsubordinated debt, Interest rate, Minimum	0.59%
Unsubordinated debt, Interest rate, Maximum	1.21%
MUFG [Member] | Fixed rate bonds, payable in Japanese Yen [Member]
Unsubordinated debt:
Unsubordinated debt			230,000	[1]
Unsubordinated debt, Maturity date range, Start	2010
Unsubordinated debt, Maturity date range, End	2011
Unsubordinated debt, Interest rate, Minimum	0.59%
Unsubordinated debt, Interest rate, Maximum	1.21%
MUFG [Member] | Adjustable rate bonds with no maturity date, payable in Japanese Yen [Member]
Subordinated debt:
Subordinated debt	380,500	[1]	380,500	[1]
Subordinated debt, Interest rate, Minimum	3.92%
Subordinated debt, Interest rate, Maximum	4.42%
MUFG [Member] | Adjustable rate borrowings with no maturity date, payable in Japanese Yen [Member]
Subordinated debt:
Subordinated debt	2,500	[1]	2,500	[1]
Subordinated debt, Interest rate, Minimum	2.42%
Subordinated debt, Interest rate, Maximum	4.78%
MUFG [Member] | Adjustable rate borrowings with no maturity date, payable in US Dollar [Member]
Subordinated debt:
Subordinated debt	416	[1]	465	[1]
Subordinated debt, Interest rate	6.25%
MUFG [Member] | Adjustable rate borrowings with no maturity date, payable in Euro [Member]
Subordinated debt:
Subordinated debt	1,176	[1]	1,251	[1]
Subordinated debt, Interest rate, Minimum	4.75%
Subordinated debt, Interest rate, Maximum	5.17%
MUFG [Member] | Adjustable rate borrowings with no maturity date, payable in other currencies excluding Japanese Yen, US Dollar, Euro [Member]
Subordinated debt:
Subordinated debt	402	[1],[2]	421	[1],[2]
Subordinated debt, Interest rate	6.20%
MUFG [Member] | Floating rate borrowings with no maturity date, payable in Japanese Yen [Member]
Subordinated debt:
Subordinated debt	16,209	[1]	16,208	[1]
Subordinated debt, Interest rate, Minimum	3.05%
Subordinated debt, Interest rate, Maximum	3.17%
BTMU [Member]
Long-term debt
Total	9,980,246		10,497,993
Obligations under capital leases	17,937		27,888
Obligations under sale-and-leaseback transactions	50,875		52,189
Unsubordinated debt:
Unsubordinated debt	2,445,283	[1]	2,232,470	[1]
Subordinated debt:
Subordinated debt	4,826,144	[1]	5,337,711	[1]
Obligations under loan securitization transaction accounted for as secured borrowings:
Obligation under loan securitization transaction accounted for as secured borrowings	2,640,007		2,847,735
Obligation under loan securitization transaction accounted for as secured borrowings, Maturity date range, Start	2011
Obligation under loan securitization transaction accounted for as secured borrowings, Maturity date range, End	2045
Obligation under loan securitization transaction accounted for as secured borrowings, Interest rate, Minimum	0.39%
Obligation under loan securitization transaction accounted for as secured borrowings, Interest rate, Maximum	6.66%
BTMU [Member] | Fixed rate bonds, payable in Japanese Yen [Member]
Unsubordinated debt:
Unsubordinated debt	1,485,402	[1]	1,626,600	[1]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2027
Unsubordinated debt, Interest rate, Minimum	0.26%
Unsubordinated debt, Interest rate, Maximum	2.69%
Subordinated debt:
Subordinated debt	1,910,698	[1]	1,649,855	[1]
Subordinated debt, Maturity date range, Start	2011
Subordinated debt, Maturity date range, End	2031
Subordinated debt, Interest rate, Minimum	1.13%
Subordinated debt, Interest rate, Maximum	2.91%
BTMU [Member] | Fixed rate bonds, payable in US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	400,561	[1]	219,574	[1]
Unsubordinated debt, Maturity date range, Start	2012
Unsubordinated debt, Maturity date range, End	2015
Unsubordinated debt, Interest rate, Minimum	1.60%
Unsubordinated debt, Interest rate, Maximum	3.85%
Subordinated debt:
Subordinated debt	167,380	[1]	371,098	[1]
Subordinated debt, Maturity date	2011
Subordinated debt, Interest rate	7.40%
BTMU [Member] | Fixed rate bonds, payable in other currencies excluding Japanese yen, US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	64,496	[1],[2]	17,056	[1],[2]
Unsubordinated debt, Maturity date range, Start	2012
Unsubordinated debt, Maturity date range, End	2014
Unsubordinated debt, Interest rate, Minimum	5.40%
Unsubordinated debt, Interest rate, Maximum	5.58%
BTMU [Member] | Fixed rate borrowings, payable in Japanese yen [Member]
Unsubordinated debt:
Unsubordinated debt	7,428	[1]	18,327	[1]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2023
Unsubordinated debt, Interest rate, Minimum	0.25%
Unsubordinated debt, Interest rate, Maximum	0.50%
Subordinated debt:
Subordinated debt	216,940	[1]	129,433	[1]
Subordinated debt, Maturity date range, Start	2011
Subordinated debt, Maturity date range, End	2035
Subordinated debt, Interest rate, Minimum	0.71%
Subordinated debt, Interest rate, Maximum	3.62%
BTMU [Member] | Fixed rate borrowings, payable in US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	462	[1]	586	[1]
Unsubordinated debt, Maturity date	2018
Unsubordinated debt, Interest rate	7.49%
Subordinated debt:
Subordinated debt	108,393	[1]	122,714	[1]
Subordinated debt, Maturity date	2013
Subordinated debt, Interest rate	6.76%
BTMU [Member] | Fixed rate borrowings, payable in other currencies excluding Japanese yen, US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	1,294	[1],[2]	4,687	[1],[2]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2013
Unsubordinated debt, Interest rate, Minimum	1.50%
Unsubordinated debt, Interest rate, Maximum	5.65%
BTMU [Member] | Adjustable rate bonds, payable in Japanese yen [Member]
Unsubordinated debt:
Unsubordinated debt	20,000	[1]	20,000	[1]
Unsubordinated debt, Maturity date	2014
Unsubordinated debt, Interest rate	1.71%
Subordinated debt:
Subordinated debt	93,700	[1]	93,700	[1]
Subordinated debt, Maturity date range, Start	2018
Subordinated debt, Maturity date range, End	2019
Subordinated debt, Interest rate, Minimum	0.99%
Subordinated debt, Interest rate, Maximum	1.75%
BTMU [Member] | Floating rate borrowings, payable in Japanese yen [Member]
Subordinated debt:
Subordinated debt	38,100	[1]	52,800	[1]
Subordinated debt, Maturity date range, Start	2020
Subordinated debt, Maturity date range, End	2027
Subordinated debt, Interest rate, Minimum	0.52%
Subordinated debt, Interest rate, Maximum	0.87%
BTMU [Member] | Floating Rate Bonds, payable in US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	41,575	[1]
Unsubordinated debt, Maturity date	2014
Unsubordinated debt, Interest rate	0.97%
BTMU [Member] | Floating rate borrowings, payable in US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	424,065	[1]	325,640	[1]
Unsubordinated debt, Maturity date range, Start	2014
Unsubordinated debt, Maturity date range, End	2016
Unsubordinated debt, Interest rate, Minimum	0.62%
Unsubordinated debt, Interest rate, Maximum	0.79%
BTMU [Member] | Adjustable rate borrowings, payable in Japanese yen [Member]
Subordinated debt:
Subordinated debt	574,500	[1]	544,100	[1]
Subordinated debt, Maturity date range, Start	2012
Subordinated debt, Maturity date range, End	2028
Subordinated debt, Interest rate, Minimum	0.36%
Subordinated debt, Interest rate, Maximum	2.90%
BTMU [Member] | Adjustable rate borrowings with no stated maturity, payable in Japanese yen [Member]
Subordinated debt:
Subordinated debt	1,083,800	[1]	1,392,700	[1]
Subordinated debt, Interest rate, Minimum	0.90%
Subordinated debt, Interest rate, Maximum	4.78%
BTMU [Member] | Adjustable rate borrowings, payable in US Dollar [Member]
Subordinated debt:
Subordinated debt	145,928	[1]	229,157	[1]
Subordinated debt, Maturity date range, Start	2016
Subordinated debt, Maturity date range, End	2017
Subordinated debt, Interest rate, Minimum	0.71%
Subordinated debt, Interest rate, Maximum	0.78%
BTMU [Member] | Adjustable rate borrowings with no stated maturity, payable in US Dollar [Member]
Subordinated debt:
Subordinated debt	207,875	[1]	232,600	[1]
Subordinated debt, Interest rate, Minimum	1.13%
Subordinated debt, Interest rate, Maximum	6.25%
BTMU [Member] | Adjustable rate bonds, payable in Euro [Member]
Subordinated debt:
Subordinated debt			124,920	[1]
Subordinated debt, Maturity date	2015
Subordinated debt, Interest rate	3.50%
BTMU [Member] | Adjustable rate bonds, payable in Euro [Member]
Subordinated debt:
Subordinated debt			124,920	[1]
Subordinated debt, Maturity date	2015
Subordinated debt, Interest rate	3.50%
BTMU [Member] | Adjustable rate borrowings, payable in Euro [Member]
Subordinated debt:
Subordinated debt	11,757	[1]	112,428	[1]
Subordinated debt, Maturity date	2017
Subordinated debt, Interest rate	1.45%
BTMU [Member] | Adjustable rate borrowings with no stated maturity, payable in Euro [Member]
Subordinated debt:
Subordinated debt	154,605	[1]	164,270	[1]
Subordinated debt, Interest rate, Minimum	4.75%
Subordinated debt, Interest rate, Maximum	5.17%
BTMU [Member] | Adjustable rate borrowings, payable in other currencies excluding Japanese yen, US Dollars, Euro [Member]
Subordinated debt:
Subordinated debt	36,820	[1],[2]	38,610	[1],[2]
Subordinated debt, Maturity date	2017
Subordinated debt, Interest rate	1.30%
BTMU [Member] | Adjustable rate borrowings with no stated maturity, payable in other currencies excluding Japanese yen, US Dollars, Euro [Member]
Subordinated debt:
Subordinated debt	75,648	[1],[2]	79,326	[1],[2]
Subordinated debt, Interest rate	6.20%
Other subsidiaries [Member]
Long-term debt
Total	2,975,257		3,033,041
Obligations under capital leases	11,398		16,551
Unsubordinated debt:
Unsubordinated debt	2,059,365		2,033,850
Subordinated debt:
Subordinated debt	809,955		870,380
Obligations under loan securitization transaction accounted for as secured borrowings:
Obligation under loan securitization transaction accounted for as secured borrowings	94,539		112,260
Obligation under loan securitization transaction accounted for as secured borrowings, Maturity date range, Start	2011
Obligation under loan securitization transaction accounted for as secured borrowings, Maturity date range, End	2017
Obligation under loan securitization transaction accounted for as secured borrowings, Interest rate, Minimum	0.40%
Obligation under loan securitization transaction accounted for as secured borrowings, Interest rate, Maximum	3.02%
Other subsidiaries [Member] | Fixed rate borrowings, bonds and notes, payable in Japanese yen [Member]
Unsubordinated debt:
Unsubordinated debt	378,528	[1]	491,310	[1]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2038
Unsubordinated debt, Interest rate, Minimum	0.00%
Unsubordinated debt, Interest rate, Maximum	10.30%
Subordinated debt:
Subordinated debt	349,629	[1]	298,163	[1]
Subordinated debt, Maturity date range, Start	2011
Subordinated debt, Maturity date range, End	2030
Subordinated debt, Interest rate, Minimum	0.93%
Subordinated debt, Interest rate, Maximum	3.04%
Other subsidiaries [Member] | Fixed rate borrowings, bonds and notes, payable in US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	23,573	[1]	193,447	[1]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2038
Unsubordinated debt, Interest rate, Minimum	0.00%
Unsubordinated debt, Interest rate, Maximum	10.00%
Other subsidiaries [Member] | Fixed rate bonds and notes, payable in US Dollar [Member]
Subordinated debt:
Subordinated debt	97,085	[1]	111,923	[1]
Subordinated debt, Maturity date range, Start	2013
Subordinated debt, Maturity date range, End	2030
Subordinated debt, Interest rate, Minimum	5.25%
Subordinated debt, Interest rate, Maximum	11.33%
Other subsidiaries [Member] | Fixed rate borrowings, bonds and notes, payable in Euro [Member]
Unsubordinated debt:
Unsubordinated debt	436	[1]
Unsubordinated debt, Maturity date	2011
Unsubordinated debt, Interest rate	1.75%
Other subsidiaries [Member] | Fixed rate borrowings, bonds and notes, payable in other currencies excluding Japanese Yen, US Dollar, Euro [Member]
Unsubordinated debt:
Unsubordinated debt	3,389	[1],[2]	3,518	[1],[2]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2038
Unsubordinated debt, Interest rate, Minimum	0.00%
Unsubordinated debt, Interest rate, Maximum	11.30%
Other subsidiaries [Member] | Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese Yen [Member]
Unsubordinated debt:
Unsubordinated debt	1,231,674	[1]	1,205,153	[1]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2040
Unsubordinated debt, Interest rate, Minimum	0.00%
Unsubordinated debt, Interest rate, Maximum	22.40%
Other subsidiaries [Member] | Floating/Adjustable rate borrowings, bonds and notes, payable in US Dollar [Member]
Unsubordinated debt:
Unsubordinated debt	401,646	[1]	131,494	[1]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2038
Unsubordinated debt, Interest rate, Minimum	0.00%
Unsubordinated debt, Interest rate, Maximum	14.00%
Other subsidiaries [Member] | Floating rate bonds and notes, payable in Euro [Member]
Unsubordinated debt:
Unsubordinated debt	228	[1]	504	[1]
Unsubordinated debt, Maturity date range, Start	2012
Unsubordinated debt, Maturity date range, End	2014
Unsubordinated debt, Interest rate, Minimum	0.00%
Unsubordinated debt, Interest rate, Maximum	0.50%
Other subsidiaries [Member] | Floating rate borrowings, bonds and notes, payable in other currencies excluding Japanese Yen, US Dollar, Euro [Member]
Unsubordinated debt:
Unsubordinated debt	16,079	[1],[2]	3,740	[1],[2]
Unsubordinated debt, Maturity date range, Start	2011
Unsubordinated debt, Maturity date range, End	2038
Unsubordinated debt, Interest rate, Minimum	0.00%
Unsubordinated debt, Interest rate, Maximum	11.50%
Other subsidiaries [Member] | Other institutions [Member]
Unsubordinated debt:
Unsubordinated debt	3,812	[1]	4,684	[1]
Unsubordinated debt, Maturity date	2035
Unsubordinated debt, Interest rate, Minimum	1.64%
Unsubordinated debt, Interest rate, Maximum	3.58%
Other subsidiaries [Member] | Adjustable rate borrowings, bonds and notes, payable in Japanese Yen [Member]
Subordinated debt:
Subordinated debt	97,300	[1]	157,600	[1]
Subordinated debt, Maturity date range, Start	2016
Subordinated debt, Maturity date range, End	2020
Subordinated debt, Interest rate, Minimum	0.58%
Subordinated debt, Interest rate, Maximum	2.70%
Other subsidiaries [Member] | Adjustable rate borrowings with no stated maturity, bonds and notes, payable in Japanese Yen [Member]
Subordinated debt:
Subordinated debt	104,118	[1]	125,900	[1]
Subordinated debt, Interest rate, Minimum	1.93%
Subordinated debt, Interest rate, Maximum	3.50%
Other subsidiaries [Member] | Floating rate borrowings, bonds and notes, payable in Japanese Yen [Member]
Subordinated debt:
Subordinated debt	161,823	[1]	176,330	[1]
Subordinated debt, Maturity date range, Start	2011
Subordinated debt, Maturity date range, End	2015
Subordinated debt, Interest rate, Minimum	0.08%
Subordinated debt, Interest rate, Maximum	1.80%
Other subsidiaries [Member] | Floating rate bonds and notes payable in U.S. dollars [Member]
Subordinated debt:
Subordinated debt			461	[1]
Subordinated debt, Maturity date	2010
Subordinated debt, Interest rate	1.39%
Other subsidiaries [Member] | Floating rate bonds and notes payable in U.S. dollars [Member]
Subordinated debt:
Subordinated debt			461	[1]
Subordinated debt, Maturity date	2010
Subordinated debt, Interest rate	1.39%
Other subsidiaries [Member] | Other miscellaneous debt [Member]
Subordinated debt:
Subordinated debt			¥ 3	[1]

[1]	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
[2]	Minor currencies, such as British pound, Brazilian real, Chinese yuan, Indonesian rupiah, Hong Kong dollars etc, have been summarized into the "Other currencies" classification.

Short-Term Borrowings and Long-Term Debt (Schedule of Maturities of Long-Term Debt) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Long-term debt by maturity:
2012	¥ 1,456,093
2013	1,419,535
2014	1,447,712
2015	1,156,942
2016	913,750
after 2017	6,962,696
Total	13,356,728	14,162,424
MUFG [Member]
Long-term debt by maturity:
2012	9
2013	6
2014	4
2015	2
after 2017	401,204
Total	401,225	631,390
BTMU [Member]
Long-term debt by maturity:
2012	838,774
2013	1,006,347
2014	1,088,535
2015	907,146
2016	772,680
after 2017	5,366,764
Total	9,980,246	10,497,993
Other subsidiaries [Member]
Long-term debt by maturity:
2012	617,310
2013	413,182
2014	359,173
2015	249,794
2016	141,070
after 2017	1,194,728
Total	¥ 2,975,257	¥ 3,033,041

Severance Indemnities and Pension Plans (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Eligible age for lifetime annuity payments	65
Lump-sum termination benefits paid during the fiscal year	¥ 17,098	¥ 13,617	¥ 11,247
Defined contribution plan cost recognized during the fiscal year	5,525	4,735	5,242
Accumulated other changes in equity from nonowner sources, Net of taxes [Member] | Pension liability adjustments (Note 13) [Member]
Effect of adopting a new guidance on defined benefit pension and other postretirement plans (Note 1)			(131,574)
Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member]
Effect of adopting a new guidance on defined benefit pension and other postretirement plans (Note 1)			¥ (132)

Severance Indemnities and Pension Plans (Components of Net Periodic Costs of Pension Benefits) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Domestic subsidiaries, Pension benefits and SIP [Member]
Service cost-benefits earned during the fiscal year	¥ 39,713	¥ 41,823	¥ 39,443
Interest costs on projected benefit obligation	33,184	29,071	32,926
Expected return on plan assets	(56,105)	(49,826)	(68,710)
Amortization of net actuarial loss	15,600	51,980	1,653
Amortization of prior service cost (benefit)	(10,576)	(9,801)	(7,373)
Amortization of net obligation (asset) at transition		(1)	(5)
Loss on settlement and curtailment	3,706	3,037	4,463
Net periodic benefit cost	25,522	66,283	2,397
Foreign offices and subsidiaries, Pension benefits [Member]
Service cost-benefits earned during the fiscal year	6,092	6,414	7,448
Interest costs on projected benefit obligation	10,900	10,587	11,301
Expected return on plan assets	(16,220)	(15,309)	(16,820)
Amortization of net actuarial loss	1,386	2,682	2,133
Amortization of prior service cost (benefit)	51	39	77
Amortization of net obligation (asset) at transition
Loss on settlement and curtailment
Net periodic benefit cost	2,209	4,413	4,139
Foreign offices and subsidiaries, Other benefits [Member]
Service cost-benefits earned during the fiscal year	909	872	945
Interest costs on projected benefit obligation	1,335	1,226	1,369
Expected return on plan assets	(1,086)	(936)	(1,373)
Amortization of net actuarial loss	516	678	320
Amortization of prior service cost (benefit)	(61)	(67)	(78)
Amortization of net obligation (asset) at transition	115	123	192
Loss on settlement and curtailment
Net periodic benefit cost	¥ 1,728	¥ 1,896	¥ 1,375

Severance Indemnities and Pension Plans (Schedule of Weighted-Average Assumptions Used In Computing the Present Value of the Projected Benefit Obligations and the Net Periodic Benefit Cost) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Domestic subsidiaries, Pension benefits and SIP [Member]
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Discount rate	2.05%	1.66%	1.93%
Defined benefit plan, Assumptions used calculating benefit obligation, Discount rate	1.91%	2.05%	1.66%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Rate of future compensation increase	3.06%	3.07%	3.10%
Defined benefit plan, Assumptions used calculating benefit obligation, Rate of future compensation increase	3.23%	3.06%	3.07%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Expected rate of return on plan assets	2.98%	3.02%	3.13%
Foreign offices and subsidiaries, Pension benefits [Member]
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Discount rate	6.10%	5.70%	5.74%
Defined benefit plan, Assumptions used calculating benefit obligation, Discount rate	5.67%	6.10%	5.70%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Rate of future compensation increase	4.72%	4.64%	4.51%
Defined benefit plan, Assumptions used calculating benefit obligation, Rate of future compensation increase	4.67%	4.72%	4.64%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Expected rate of return on plan assets	7.49%	7.50%	7.84%
Foreign offices and subsidiaries, Other benefits [Member]
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Discount rate	6.04%	5.77%	6.01%
Defined benefit plan, Assumptions used calculating benefit obligation, Discount rate	5.36%	6.04%	5.77%
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Rate of future compensation increase
Defined benefit plan, Assumptions used calculating benefit obligation, Rate of future compensation increase
Defined benefit plan, Assumptions used calculating net periodic benefit cost, Expected rate of return on plan assets	8.00%	8.00%	8.00%

Severance Indemnities and Pension Plans (Schedule of Assumed Health Care Cost Trend Rates and the Effect of a One-Percentage-Point Change in the Assumed Health Care Cost Trend Rate for Foreign Offices and Subsidiaries) (Details) (JPY  ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
UNBC [Member]
Defined benefit plan, Assumed health care cost trend rates for the next fiscal year
Initial trend rate	9.12%	[1]	9.38%	[1]
Ultimate trend rate	5.00%	[1]	5.00%	[1]
Year the rate reaches the ultimate trend rate	2018	[1]	2018	[1]
Defined benefit plan, Effect of one-percentage point change in assumed health care cost trend rates
Effect of one percentage point increase on total of service and interest cost components	¥ 266
Effect of one percentage point decrease on total of service and interest cost components	(221)
Effect of one percentage point increase on postretirement benefit obligation	2,273
Effect of one percentage point decrease on postretirement benefit obligation	(1,934)
UNBC [Member]
Defined benefit plan, Assumed health care cost trend rates for the next fiscal year
Initial trend rate	9.12%	[1]	9.38%	[1]
Ultimate trend rate	5.00%	[1]	5.00%	[1]
Year the rate reaches the ultimate trend rate	2018	[1]	2018	[1]
Defined benefit plan, Effect of one-percentage point change in assumed health care cost trend rates
Effect of one percentage point increase on total of service and interest cost components	266
Effect of one percentage point decrease on total of service and interest cost components	(221)
Effect of one percentage point increase on postretirement benefit obligation	2,273
Effect of one percentage point decrease on postretirement benefit obligation	(1,934)
Other Than UNBC [Member]
Defined benefit plan, Assumed health care cost trend rates for the next fiscal year
Initial trend rate	7.50%	[1]	8.00%	[1]
Ultimate trend rate	5.00%	[1]	5.00%	[1]
Year the rate reaches the ultimate trend rate	2016	[1]	2016	[1]
Defined benefit plan, Effect of one-percentage point change in assumed health care cost trend rates
Effect of one percentage point increase on total of service and interest cost components	73
Effect of one percentage point decrease on total of service and interest cost components	(57)
Effect of one percentage point increase on postretirement benefit obligation	898
Effect of one percentage point decrease on postretirement benefit obligation	(695)
Other Than UNBC [Member]
Defined benefit plan, Assumed health care cost trend rates for the next fiscal year
Initial trend rate	7.50%	[1]	8.00%	[1]
Ultimate trend rate	5.00%	[1]	5.00%	[1]
Year the rate reaches the ultimate trend rate	2016	[1]	2016	[1]
Defined benefit plan, Effect of one-percentage point change in assumed health care cost trend rates
Effect of one percentage point increase on total of service and interest cost components	73
Effect of one percentage point decrease on total of service and interest cost components	(57)
Effect of one percentage point increase on postretirement benefit obligation	898
Effect of one percentage point decrease on postretirement benefit obligation	¥ (695)

[1]	Fiscal periods of UNBC and foreign subsidiaries end on December 31. Therefore, above tables present the rates and amounts at December 31, 2009 and 2010, respectively.

Severance Indemnities and Pension Plans (Schedule of Changes in Benefit Obligations and Plan Assets and Amount Recognized in the Balance Sheets) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 151,835	¥ 290,825
Accrued benefit cost	(76,121)	(69,391)
Domestic Subsidiaries [Member]
Change in plan assets:
Fair value of plan assets, Beginning of fiscal year	38,457	30,787
Acquisitions and Divestitures	(13,295)	(3,024)
Fair value of plan assets, End of fiscal year	52,957	38,457
Domestic Subsidiaries [Member] | Non-contributory Pension Benefits and SIP [Member]
Change in benefit obligation:
Benefit obligation, Beginning of fiscal year	1,303,012	1,408,695
Service cost	34,320	35,593
Interest cost	25,608	22,569
Acquisitions and Divestitures	(577)	(19,084)
Amendments	8,242	(19)
Actuarial loss (gain)	26,935	(75,323)
Benefits paid	(52,583)	(51,789)
Lump-sum payment	(16,805)	(17,630)
Benefit obligation, End of fiscal year	1,328,152	1,303,012
Change in plan assets:
Fair value of plan assets, Beginning of fiscal year	1,436,335	1,249,747
Actual return (loss) on plan assets	(61,992)	211,838
Employer contributions	26,737	33,599
Acquisitions and Divestitures	13	(7,060)
Benefits paid	(52,583)	(51,789)
Fair value of plan assets, End of fiscal year	1,348,510	1,436,335
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	71,972	176,107
Accrued benefit cost	(51,614)	(42,784)
Net amount recognized	20,358	133,323
Domestic Subsidiaries [Member] | Contributory Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation, Beginning of fiscal year	367,501	389,060
Service cost	5,393	6,230
Interest cost	7,576	6,502
Plan participants' contributions	1,061	1,065
Actuarial loss (gain)	13,353	(22,251)
Benefits paid	(13,427)	(13,105)
Benefit obligation, End of fiscal year	381,457	367,501
Change in plan assets:
Fair value of plan assets, Beginning of fiscal year	474,487	407,340
Actual return (loss) on plan assets	(17,535)	73,637
Employer contributions	6,787	5,550
Plan participants' contributions	1,061	1,065
Benefits paid	(13,427)	(13,105)
Fair value of plan assets, End of fiscal year	451,373	474,487
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	69,916	106,986
Net amount recognized	69,916	106,986
Foreign Offices and Subsidiaries [Member]
Change in plan assets:
Fair value of plan assets, Beginning of fiscal year	5,648	7,881
Acquisitions and Divestitures	(4,187)	(241)
Fair value of plan assets, End of fiscal year	10,338	5,648
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation, Beginning of fiscal year	193,008	179,523
Service cost	6,092	6,414
Interest cost	10,900	10,587
Plan participants' contributions	12	14
Acquisitions and Divestitures	19
Amendments	1
Actuarial loss (gain)	14,290	766
Benefits paid	(6,377)	(6,922)
Lump-sum payment	(194)	(79)
Translation adjustments	(22,671)	2,705
Benefit obligation, End of fiscal year	195,080	193,008
Change in plan assets:
Fair value of plan assets, Beginning of fiscal year	183,445	145,529
Actual return (loss) on plan assets	23,418	30,292
Employer contributions	11,728	12,452
Acquisitions and Divestitures	26
Plan participants' contributions	12	14
Benefits paid	(6,377)	(6,922)
Translation adjustments	(22,122)	2,080
Fair value of plan assets, End of fiscal year	190,130	183,445
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	9,947	7,732
Accrued benefit cost	(14,897)	(17,295)
Net amount recognized	(4,950)	(9,563)
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Change in benefit obligation:
Benefit obligation, Beginning of fiscal year	23,552	22,990
Service cost	909	872
Interest cost	1,335	1,226
Plan participants' contributions	439	408
Actuarial loss (gain)	1,944	(349)
Benefits paid	(1,714)	(1,762)
Lump-sum payment	(10)	(12)
Translation adjustments	(2,802)	179
Benefit obligation, End of fiscal year	23,653	23,552
Change in plan assets:
Fair value of plan assets, Beginning of fiscal year	14,240	11,383
Actual return (loss) on plan assets	1,679	2,912
Employer contributions	1,168	1,209
Plan participants' contributions	439	408
Benefits paid	(1,714)	(1,762)
Translation adjustments	(1,769)	90
Fair value of plan assets, End of fiscal year	14,043	14,240
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost
Accrued benefit cost	(9,610)	(9,312)
Net amount recognized	¥ (9,610)	¥ (9,312)

Severance Indemnities and Pension Plans (Schedule of Aggregated Accumulated Benefit Obligations) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Domestic Subsidiaries [Member]
Aggregated accumulated benefit obligations	¥ 1,685,442	¥ 1,654,197
Foreign Offices and Subsidiaries [Member]
Aggregated accumulated benefit obligations	¥ 181,239	¥ 176,662

Severance Indemnities and Pension Plans (Schedule of Projected Benefit Obligations, Accumulated Benefit Obligations, and Fair Value of Plan Assets for which Accumulated Benefit Obligations in Excess of Plan Assets) (Details) (JPY  ¥)
In Millions	Mar. 31, 2011	Mar. 31, 2010
Domestic Subsidiaries [Member]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligations	¥ 115,835	¥ 112,287
Accumulated benefit obligations	110,342	107,247
Fair value of plan assets	69,059	69,503
Foreign Offices and Subsidiaries [Member]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligations	27,588	40,061
Accumulated benefit obligations	26,927	38,926
Fair value of plan assets	¥ 12,750	¥ 23,855

Severance Indemnities and Pension Plans (Schedule of Pension Liability Recognized in Accumulated Other Changes in Equity from Nonowner Sources) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Taxes	¥ (69,139)	¥ 157,720	¥ (288,856)
Net pension liability adjustments	(105,089)	243,223	(431,968)
Domestic subsidiaries, Pension benefits and SIP [Member]
Net actuarial loss	493,526	336,910
Prior service cost	(43,264)	(62,083)
Gross pension liability adjustments	450,262	274,827
Taxes	(180,954)	(110,688)
Net pension liability adjustments	269,308	164,139
Foreign offices and subsidiaries, Pension benefits [Member]
Net actuarial loss	54,427	55,454
Prior service cost	172	229
Gross pension liability adjustments	54,599	55,683
Taxes	(21,486)	(21,930)
Net pension liability adjustments	33,113	33,753
Foreign offices and subsidiaries, Other benefits [Member]
Net actuarial loss	6,709	6,690
Prior service cost	(181)	(304)
Net obligation at transition	245	363
Gross pension liability adjustments	6,773	6,749
Taxes	(2,675)	(2,607)
Net pension liability adjustments	¥ 4,098	¥ 4,142

Severance Indemnities and Pension Plans (Schedule of Changes in Benefit Obligations Recognized in Accumulated Other Changes in Equity from Nonowner Sources) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net actuarial loss (gain) arising during the year	¥ (185,002)	¥ 352,647	¥ (721,816)
Losses (gains) due to amortization:
Foreign currency translation adjustments	(185,832)	43,456	(321,038)
Total changes in Accumulated other changes in equity from nonowner sources	(174,228)	400,943	(720,824)
Domestic subsidiaries, Pension benefits and SIP [Member]
Net actuarial loss (gain) arising during the year	175,922	(337,425)
Prior service cost arising during the year	8,243	504
Losses (gains) due to amortization:
Net actuarial loss	(15,600)	(51,980)
Prior service cost	10,576	9,801
Net obligation at transition		1
Curtailment and settlement	(3,706)	(3,037)
Total changes in Accumulated other changes in equity from nonowner sources	175,435	(382,136)
Foreign offices and subsidiaries, Pension benefits [Member]
Net actuarial loss (gain) arising during the year	7,129	(14,070)
Prior service cost arising during the year	28	1
Losses (gains) due to amortization:
Net actuarial loss	(1,386)	(2,682)
Prior service cost	(51)	(39)
Foreign currency translation adjustments	(6,804)	938
Total changes in Accumulated other changes in equity from nonowner sources	(1,084)	(15,852)
Foreign offices and subsidiaries, Other benefits [Member]
Net actuarial loss (gain) arising during the year	1,360	(2,330)
Prior service cost arising during the year	34
Losses (gains) due to amortization:
Net actuarial loss	(516)	(678)
Prior service cost	61	67
Net obligation at transition	(115)	(123)
Foreign currency translation adjustments	(800)	148
Total changes in Accumulated other changes in equity from nonowner sources	¥ 24	¥ (2,916)

Severance Indemnities and Pension Plans (Schedule of Expected Amounts that will be Amortized from Accumulated Other Changes in Equity from Nonowner Sources in Next Fiscal Year) (Details) (JPY  ¥)
In Millions	12 Months Ended
Mar. 31, 2012
Domestic subsidiaries, Pension benefits and SIP [Member]
Net actuarial loss	¥ 28,298
Prior service cost	(10,465)
Total	17,833
Foreign offices and subsidiaries, Pension benefits [Member]
Net actuarial loss	3,805
Prior service cost	29
Total	3,834
Foreign offices and subsidiaries, Other benefits [Member]
Net actuarial loss	520
Prior service cost	(55)
Net obligation at transition	82
Total	¥ 547

Severance Indemnities and Pension Plans (Weighted-Average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits) (Details)	12 Months Ended
Mar. 31, 2011
Domestic subsidiaries, Pension benefits and SIP [Member]
Short-term assets	3.90%
Total	100.00%
Domestic subsidiaries, Pension benefits and SIP [Member] | Japanese [Member]
Equity securities	24.80%
Debt securities	47.70%
Domestic subsidiaries, Pension benefits and SIP [Member] | Non-Japanese [Member]
Equity securities	16.10%
Debt securities	7.50%
Foreign offices and subsidiaries, Pension benefits [Member]
Real estate	8.20%
Short-term assets	0.80%
Total	100.00%
Foreign offices and subsidiaries, Pension benefits [Member] | Japanese [Member]
Equity securities	0.20%
Debt securities	0.10%
Foreign offices and subsidiaries, Pension benefits [Member] | Non-Japanese [Member]
Equity securities	60.00%
Debt securities	30.70%
Foreign offices and subsidiaries, Other benefits [Member]
Real estate
Short-term assets
Total	100.00%
Foreign offices and subsidiaries, Other benefits [Member] | Japanese [Member]
Equity securities
Debt securities
Foreign offices and subsidiaries, Other benefits [Member] | Non-Japanese [Member]
Equity securities	70.00%
Debt securities	30.00%

Severance Indemnities and Pension Plans (Schedule of Estimated Contributions to Plan Assets in Next Fiscal Year) (Details) (JPY ¥) In Billions	12 Months Ended
Mar. 31, 2012
Domestic Subsidiaries [Member]
Pension benefits	¥ 51.8
Foreign Offices and Subsidiaries [Member]
Pension benefits	2.3
Other benefits	¥ 1.2

Severance Indemnities and Pension Plans (Schedule of Estimated Future Benefit Payments) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Domestic subsidiaries, Pension benefits and SIP [Member]
For fiscal year ending March 31, 2012	¥ 80,436
For fiscal year ending March 31, 2013	80,245
For fiscal year ending March 31, 2014	82,658
For fiscal year ending March 31, 2015	84,609
For fiscal year ending March 31, 2016	86,396
Thereafter (for fiscal year ending March 2017-2021)	442,027
Foreign offices and subsidiaries, Pension benefits [Member]
For fiscal year ending March 31, 2012	6,505
For fiscal year ending March 31, 2013	7,082
For fiscal year ending March 31, 2014	7,664
For fiscal year ending March 31, 2015	8,252
For fiscal year ending March 31, 2016	9,094
Thereafter (for fiscal year ending March 2017-2021)	59,054
Foreign offices and subsidiaries, Other benefits [Member]
For fiscal year ending March 31, 2012	1,350
For fiscal year ending March 31, 2013	1,444
For fiscal year ending March 31, 2014	1,557
For fiscal year ending March 31, 2015	1,656
For fiscal year ending March 31, 2016	1,764
Thereafter (for fiscal year ending March 2017-2021)	¥ 10,308

Severance Indemnities and Pension Plans (Schedule of Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments Domestic Subsidiaries) (Details)
In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011	Dec. 31, 2010 JPY ( ¥)	Dec. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Non-Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Non-Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Other Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Other Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 1 [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese pooled funds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese pooled funds [Member] JPY ( ¥)	Mar. 31, 2011
Pension benefits and SIP Investments, Assets category [Member]
Domestic Subsidiaries [Member]
Level 2 [Member]
Japanese pooled funds [Member]
Japanese marketable equity securities [Member]
JPY ( ¥)
Mar. 31, 2010
Pension benefits and SIP Investments, Assets category [Member]
Domestic Subsidiaries [Member]
Level 2 [Member]
Japanese pooled funds [Member]
Japanese marketable equity securities [Member]
JPY ( ¥)
Mar. 31, 2011
Pension benefits and SIP Investments, Assets category [Member]
Domestic Subsidiaries [Member]
Level 2 [Member]
Japanese pooled funds [Member]
Non-Japanese marketable equity securities [Member]
JPY ( ¥)
Mar. 31, 2010
Pension benefits and SIP Investments, Assets category [Member]
Domestic Subsidiaries [Member]
Level 2 [Member]
Japanese pooled funds [Member]
Non-Japanese marketable equity securities [Member]
JPY ( ¥)
																																				Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese pooled funds [Member] Japanese debt securities [Member] JPY ( ¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese pooled funds [Member] Japanese debt securities [Member] JPY ( ¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese pooled funds [Member] Non-Japanese debt securities [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese pooled funds [Member] Non-Japanese debt securities [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese pooled funds [Member] Other [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese pooled funds [Member] Other [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Non-Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Non-Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Other Debt Securities [Member] JPY ( ¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Other Debt Securities [Member] JPY ( ¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese marketable equity securities [Member] JPY ( ¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese marketable equity securities [Member] JPY ( ¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese general account of life insurance companies [Member] JPY ( ¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Japanese general account of life insurance companies [Member] JPY ( ¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 2 [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Japanese pooled funds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Japanese pooled funds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Japanese pooled funds [Member] Non-Japanese debt securities [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Japanese pooled funds [Member] Non-Japanese debt securities [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Japanese pooled funds [Member] Other [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Japanese pooled funds [Member] Other [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Other Debt Securities [Member] JPY ( ¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Other Debt Securities [Member] JPY ( ¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Level 3 [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Japanese marketable equity securities [Member] JPY ( ¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Japanese marketable equity securities [Member] JPY ( ¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Japanese debt securities [Member] JPY ( ¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Japanese debt securities [Member] JPY ( ¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Non-Japanese debt securities [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Non-Japanese debt securities [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Other [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese pooled funds [Member] Other [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Non-Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Non-Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Other Debt Securities [Member] JPY ( ¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Other Debt Securities [Member] JPY ( ¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese marketable equity securities [Member] JPY ( ¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese marketable equity securities [Member] JPY ( ¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese general account of life insurance companies [Member] JPY ( ¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Japanese general account of life insurance companies [Member] JPY ( ¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Domestic Subsidiaries [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Subsidiaries [Member] JPY ( ¥)	Mar. 31, 2010 Domestic Subsidiaries [Member] JPY ( ¥)	Mar. 31, 2009 Domestic Subsidiaries [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Subsidiaries [Member] Japanese pooled funds [Member] JPY ( ¥)	Mar. 31, 2010 Domestic Subsidiaries [Member] Japanese pooled funds [Member] JPY ( ¥)	Mar. 31, 2009 Domestic Subsidiaries [Member] Japanese pooled funds [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Subsidiaries [Member] Japanese pooled funds [Member] Non-Japanese debt securities [Member] JPY ( ¥)	Mar. 31, 2010 Domestic Subsidiaries [Member] Japanese pooled funds [Member] Non-Japanese debt securities [Member] JPY ( ¥)	Mar. 31, 2009 Domestic Subsidiaries [Member] Japanese pooled funds [Member] Non-Japanese debt securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Subsidiaries [Member] Japanese pooled funds [Member] Other [Member] JPY ( ¥)	Mar. 31, 2010 Domestic Subsidiaries [Member] Japanese pooled funds [Member] Other [Member] JPY ( ¥)	Mar. 31, 2009 Domestic Subsidiaries [Member] Japanese pooled funds [Member] Other [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Subsidiaries [Member] Other Debt Securities [Member] JPY ( ¥)	Mar. 31, 2010 Domestic Subsidiaries [Member] Other Debt Securities [Member] JPY ( ¥)	Mar. 31, 2009 Domestic Subsidiaries [Member] Other Debt Securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Subsidiaries [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2009 Domestic Subsidiaries [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2011 Domestic Subsidiaries [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2010 Domestic Subsidiaries [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2009 Domestic Subsidiaries [Member] Other investment funds [Member] JPY ( ¥)
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 1,821	¥ 1,331
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets		0.07%	0.10%
Fair value of common stocks issued by the MUFG group included in plan assets	5,522	7,169
Percentage of fair value of common stocks issued by the MUFG Group to total fair value of plan assets		0.38%	0.31%
Guaranteed rate of return of Japanese general accounts of life insurance companies	1.24%	1.18%
Mutual funds held by UNBC				79,520	62,688
Common collective funds held by UNBC				19,829	31,003
Defined Benefit Plan, Fair Value of Plan Assets						¥ 1,799,883	¥ 1,910,822	¥ 771,250	¥ 875,726	¥ 81,695	¥ 105,424	¥ 41,397	¥ 30,787	¥ 4,294	[1]	¥ 2,675	[1]	¥ 620,056	[2]	¥ 700,991	[2]	¥ 21,755	¥ 34,265	¥ 2,053	¥ 1,584	¥ 975,676	¥ 996,639	¥ 564,037	¥ 617,341	¥ 87,472	[2]	¥ 119,103	[2]	¥ 158,832	¥ 146,050	¥ 236,111	[1]	¥ 243,673	[1]	¥ 72,564	¥ 96,557	¥ 9,058	¥ 11,958	¥ 2,406	¥ 2,217	¥ 53,829	[1]	¥ 51,562	[1]	¥ 86	[2]	¥ 1,372	[2]	¥ 446	¥ 1,262	¥ 102,855	¥ 77,682	¥ 150,583	[3]	¥ 153,644	[3]	¥ 101,434	¥ 91,559	¥ 52,957	¥ 38,457	¥ 8,814	¥ 8,710	¥ 6,313	¥ 6,209	¥ 2,501	¥ 2,501	¥ 6,356	[1]	¥ 2,813	[1]	¥ 93	¥ 37,694	¥ 26,934	¥ 572,851	¥ 626,051	¥ 87,472	[2]	¥ 119,103	[2]	¥ 158,832	¥ 146,050	¥ 236,111	[1]	¥ 243,673	[1]	¥ 78,877	¥ 102,766	¥ 11,559	¥ 14,459	¥ 81,695	¥ 105,424	¥ 43,803	¥ 33,004	¥ 64,479	[1]	¥ 57,050	[1]	¥ 620,142	[2]	¥ 702,363	[2]	¥ 22,294	¥ 35,527	¥ 140,549	¥ 104,616	¥ 150,583	[3]	¥ 153,644	[3]	¥ 103,487	¥ 93,143	¥ 52,957	¥ 38,457	¥ 30,787	¥ 8,814	¥ 8,710	¥ 7,584	¥ 6,313	¥ 6,209	¥ 5,081	¥ 2,501	¥ 2,501	¥ 2,503	¥ 6,356	¥ 2,813	¥ 5,348	¥ 93	¥ 7	¥ 37,694	¥ 26,934	¥ 17,848

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥1,331 million (0.07% of plan assets) and ¥1,821 million (0.10% of plan assets) to the pension benefits and SIPs at March 31, 2010 and 2011, respectively.
[2]	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥7,169 million (0.38% of plan assets) and ¥5,522 million (0.31% of plan assets) to the pension benefits and SIPs at March 31, 2010 and 2011, respectively.
[3]	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.18% (from April 1, 2009 to March 31, 2010) and 1.24% (from April 1, 2010 to March 31, 2011).

Severance Indemnities and Pension Plans (Schedule of Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments Foreign Offices and Subsidiaries) (Details)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011	Dec. 31, 2010 JPY ( ¥)	Dec. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Non-Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Non-Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 1 [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] Non-Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] Other Debt Securities [Member] JPY ( ¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] Other Debt Securities [Member] JPY ( ¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 2 [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 3 [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 3 [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 3 [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 3 [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 3 [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Level 3 [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Non-Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Non-Japanese government bonds [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Other Debt Securities [Member] JPY ( ¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Other Debt Securities [Member] JPY ( ¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Non-Japanese marketable equity securities [Member] JPY ( ¥)	Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Other investment funds [Member] JPY ( ¥)		Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Other investment funds [Member] JPY ( ¥)		Mar. 31, 2011 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2010 Pension benefits and SIP Investments, Assets category [Member] Foreign Offices and Subsidiaries [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Offices and Subsidiaries [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Offices and Subsidiaries [Member] JPY ( ¥)	Mar. 31, 2009 Foreign Offices and Subsidiaries [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Offices and Subsidiaries [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Offices and Subsidiaries [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2009 Foreign Offices and Subsidiaries [Member] Other investment funds [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Offices and Subsidiaries [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Offices and Subsidiaries [Member] Other Investments [Member] JPY ( ¥)	Mar. 31, 2009 Foreign Offices and Subsidiaries [Member] Other Investments [Member] JPY ( ¥)
Fair value of debt securities issued by the MUFG Group included in plan assets	¥ 1,821	¥ 1,331
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets		0.07%	0.10%
Fair value of common stocks issued by the MUFG group included in plan assets	5,522	7,169
Percentage of fair value of common stocks issued by the MUFG Group to total fair value of plan assets		0.38%	0.31%
Guaranteed rate of return of Japanese general accounts of life insurance companies	1.24%	1.18%
Mutual funds held by UNBC				79,520	62,688
Common collective funds held by UNBC				19,829	31,003
Defined Benefit Plan, Fair Value of Plan Assets						¥ 190,130	¥ 183,445	¥ 102,041	¥ 84,812	¥ 3,304	¥ 3,793	¥ 14,350	¥ 13,284	¥ 84,315	¥ 67,284	¥ 72	¥ 451	¥ 77,751	¥ 92,985	¥ 4,693	¥ 8,794	[1]	¥ 14,849	[1]	¥ 63,551	¥ 77,368	¥ 713	¥ 768	¥ 10,338	¥ 5,648	¥ 9,982	¥ 5,085	¥ 356	¥ 563	¥ 7,997	¥ 3,793	¥ 8,794	[1]	¥ 14,849	[1]	¥ 14,350	¥ 13,284	¥ 157,848	[2]	¥ 149,737	[2]	¥ 1,141	¥ 1,782	¥ 10,338	¥ 5,648	¥ 7,881	¥ 9,982	¥ 5,085	¥ 7,481	¥ 356	¥ 563	¥ 400

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of yen1,331 million (0.07% of plan assets) and yen1,821 million (0.10% of plan assets) to the pension benefits and SIPs at March 31, 2010 and 2011, respectively.
[2]	Other investment funds of the foreign offices and subsidiaries are mainly comprised of yen62,688 million of mutual funds and yen31,003 million of common collective funds, and of yen79,520 million of mutual funds and yen19,829 million of common collective funds, which were held by UNBC at December 31, 2009 and 2010, respectively.

Severance Indemnities and Pension Plans (Schedule of Fair Value of each Major Category of Plan Assets for Other Post Retirement Plan Investments) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Other post retirement plan investments, Assets category [Member] | Foreign Offices and Subsidiaries [Member] | Level 1 [Member] | Other investment funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	¥ 7,980	[1]	¥ 7,897	[1]
Other post retirement plan investments, Assets category [Member] | Foreign Offices and Subsidiaries [Member] | Level 2 [Member] | Other investment funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	6,063	[1]	6,343	[1]
Other post retirement plan investments, Assets category [Member] | Foreign Offices and Subsidiaries [Member] | Other investment funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	14,043	[1]	14,240	[1]
Domestic Subsidiaries [Member]
Defined Benefit Plan, Fair Value of Plan Assets	52,957		38,457		30,787
Domestic Subsidiaries [Member] | Other investment funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	37,694		26,934		17,848
Foreign Offices and Subsidiaries [Member]
Defined Benefit Plan, Fair Value of Plan Assets	10,338		5,648		7,881
Foreign Offices and Subsidiaries [Member] | Other investment funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	¥ 9,982		¥ 5,085		¥ 7,481

[1]	Other investment funds mainly consist of mutual funds and common collective funds.

Severance Indemnities and Pension Plans (Schedule of Reconciliation of Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level3)) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Domestic Subsidiaries [Member] | Japanese pooled funds [Member]
Fair value of plan assets, Beginning of fiscal year	¥ 8,710	¥ 7,584
Defined benefit plan, Total unrealized gains (losses)	104	1,126
Fair value of plan assets, End of fiscal year	8,814	8,710
Domestic Subsidiaries [Member] | Japanese pooled funds [Member] | Non-Japanese debt securities [Member]
Fair value of plan assets, Beginning of fiscal year	6,209	5,081
Defined benefit plan, Total unrealized gains (losses)	104	1,128
Fair value of plan assets, End of fiscal year	6,313	6,209
Domestic Subsidiaries [Member] | Japanese pooled funds [Member] | Other [Member]
Fair value of plan assets, Beginning of fiscal year		2,503
Defined benefit plan, Total unrealized gains (losses)		(2)
Fair value of plan assets, End of fiscal year	2,501	2,501
Domestic Subsidiaries [Member] | Other Debt Securities [Member]
Fair value of plan assets, Beginning of fiscal year	2,813	5,348
Defined benefit plan, Total realized gains (losses)	(25)	387
Defined benefit plan, Total unrealized gains (losses)	(117)	107
Defined benefit plan, Purchases, sales and settlements	4,222	(3,270)
Defined benefit plan, Transfer into Level 3		303
Defined benefit plan, Transfer out of Level 3	(537)	(62)
Fair value of plan assets, End of fiscal year	6,356	2,813
Domestic Subsidiaries [Member] | Non-Japanese marketable equity securities [Member]
Fair value of plan assets, Beginning of fiscal year		7
Defined benefit plan, Total unrealized gains (losses)	(24)
Defined benefit plan, Purchases, sales and settlements	117	(7)
Fair value of plan assets, End of fiscal year	93
Domestic Subsidiaries [Member] | Other investment funds [Member]
Fair value of plan assets, Beginning of fiscal year	26,934	17,848
Defined benefit plan, Total realized gains (losses)	(41)	(100)
Defined benefit plan, Total unrealized gains (losses)	1,845	2,885
Defined benefit plan, Purchases, sales and settlements	8,956	6,301
Fair value of plan assets, End of fiscal year	37,694	26,934
Foreign Offices and Subsidiaries [Member] | Other investment funds [Member]
Fair value of plan assets, Beginning of fiscal year	5,085	7,481
Defined benefit plan, Total unrealized gains (losses)	129	(2,501)
Defined benefit plan, Purchases, sales and settlements	4,366	105
Defined benefit plan, Transfer into Level 3	402
Fair value of plan assets, End of fiscal year	9,982	5,085
Foreign Offices and Subsidiaries [Member] | Other Investments [Member]
Fair value of plan assets, Beginning of fiscal year	563	400
Defined benefit plan, Total unrealized gains (losses)	(28)	27
Defined benefit plan, Purchases, sales and settlements	(179)	136
Fair value of plan assets, End of fiscal year	356	563
Domestic Subsidiaries [Member]
Fair value of plan assets, Beginning of fiscal year	38,457	30,787
Defined benefit plan, Total realized gains (losses)	(66)	287
Defined benefit plan, Total unrealized gains (losses)	1,808	4,118
Defined benefit plan, Purchases, sales and settlements	13,295	3,024
Defined benefit plan, Transfer into Level 3		303
Defined benefit plan, Transfer out of Level 3	(537)	(62)
Fair value of plan assets, End of fiscal year	52,957	38,457
Foreign Offices and Subsidiaries [Member]
Fair value of plan assets, Beginning of fiscal year	5,648	7,881
Defined benefit plan, Total unrealized gains (losses)	101	(2,474)
Defined benefit plan, Purchases, sales and settlements	4,187	241
Defined benefit plan, Transfer into Level 3	402
Fair value of plan assets, End of fiscal year	¥ 10,338	¥ 5,648

Other Assets and Liabilities (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other Assets and Liabilities
Marketable equity securities included in investments in equity method investees, Carrying value	¥ 113,789	¥ 219,867
Marketable equity securities included in investment in equity method investees, Aggregated market values	226,409	262,519
Investment in MSMS included in investment in equity method investees, Carrying values	183,054
Investment in equity method investees, Recognized impairment losses of other than temporary declines in the value of investments in certain affiliated companies	¥ 19,305	¥ 104,045	¥ 60,871

Other Assets and Liabilities (Schedule of Other Assets and Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Other assets:
Account receivable, Receivable from brokers, dealers and customers for securities transactions	¥ 885,842	¥ 725,490
Account receivable, Other	757,942	768,120
Investments in equity method investees	675,829	585,459
Non-interest-earning deposits with the Special Fund and the New Fund (Note 4)	362,695	378,119
Prepaid benefit cost (Note 13)	151,835	290,825
Cash collateral paid (Note 8)	766,617	634,299
Other assets, Other	1,625,652	1,587,026
Other assets, Total	5,226,412	4,969,338
Other liabilities:
Account payable, Payables to brokers, dealers and customers for securities transactions	1,361,773	996,985
Account payable, Other	900,446	775,149
Deferred tax liabilities	121,445	76,217
Allowance for off-balance sheet credit instruments	73,616	85,651
Accrued benefit cost (Note 13)	76,121	69,391
Guarantees and indemnifications	46,965	52,655
Cash collateral received (Note 8)	337,192	260,233
Accrued and other liabilities	1,927,343	1,823,611
Other liabilities, Total	¥ 4,844,901	¥ 4,139,892

Preferred Stock (Narrative) (Details) (JPY ¥)	Mar. 31, 2011	Mar. 31, 2010	Aug. 01, 2008 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 8 [Member]	Feb. 28, 2006 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 8 [Member]	Dec. 06, 2005 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 8 [Member]	Oct. 04, 2005 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 8 [Member]	Feb. 16, 2009 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 12 [Member]	Sep. 30, 2008 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 12 [Member]	Mar. 13, 2007 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 12 [Member]	Feb. 19, 2007 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 12 [Member]	Feb. 14, 2007 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 12 [Member]	Apr. 27, 2006 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 12 [Member]	Dec. 06, 2005 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 12 [Member]	Feb. 28, 2006 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 9 [Member]	Oct. 04, 2005 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 9 [Member]	Jun. 08, 2006 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 9, 10 and 12 [Member]	May 23, 2006 Common stock (Note 16) [Member] Preferred stock (Note 15) [Member] Class 8 and 10 [Member]	Mar. 31, 2011 Preferred stock (Note 15) [Member]	Mar. 31, 2010 Preferred stock (Note 15) [Member]	Mar. 31, 2009 Preferred stock (Note 15) [Member]	Sep. 30, 2007 Preferred stock (Note 15) [Member]	Mar. 31, 2006 Preferred stock (Note 15) [Member] Class 1 [Member]	Mar. 31, 2005 Preferred stock (Note 15) [Member] Class 1 [Member]	Mar. 31, 2006 Preferred stock (Note 15) [Member] Class 1 [Member]	Mar. 31, 2011 Preferred stock (Note 15) [Member] Class 1 [Member]	Mar. 31, 2010 Preferred stock (Note 15) [Member] Class 1 [Member]	Mar. 31, 2009 Preferred stock (Note 15) [Member] Class 1 [Member]	Apr. 02, 2001 Preferred stock (Note 15) [Member] Class 1 [Member]	Mar. 31, 2010 Preferred stock (Note 15) [Member] Class 3 [Member]	Mar. 31, 2011 Preferred stock (Note 15) [Member] Class 3 [Member]	Mar. 31, 2009 Preferred stock (Note 15) [Member] Class 3 [Member]	Feb. 17, 2005 Preferred stock (Note 15) [Member] Class 3 [Member]	Mar. 31, 2011 Preferred stock (Note 15) [Member] Class 5 [Member]	Mar. 31, 2010 Preferred stock (Note 15) [Member] Class 5 [Member]	Mar. 31, 2009 Preferred stock (Note 15) [Member] Class 5 [Member]	Nov. 17, 2008 Preferred stock (Note 15) [Member] Class 5 [Member]	Sep. 25, 2008 Preferred stock (Note 15) [Member] Class 8 [Member]	Jun. 29, 2006 Preferred stock (Note 15) [Member] Class 8 [Member]	Aug. 01, 2008 Preferred stock (Note 15) [Member] Class 8 [Member]	May 23, 2006 Preferred stock (Note 15) [Member] Class 8 [Member]	Feb. 28, 2006 Preferred stock (Note 15) [Member] Class 8 [Member]	Dec. 06, 2005 Preferred stock (Note 15) [Member] Class 8 [Member]	Oct. 04, 2005 Preferred stock (Note 15) [Member] Class 8 [Member]	Oct. 03, 2005 Preferred stock (Note 15) [Member] Class 8 [Member]	Feb. 27, 2009 Preferred stock (Note 15) [Member] Class 12 [Member]	Oct. 31, 2008 Preferred stock (Note 15) [Member] Class 12 [Member]	Mar. 29, 2007 Preferred stock (Note 15) [Member] Class 12 [Member]	Jun. 29, 2006 Preferred stock (Note 15) [Member] Class 12 [Member]	Feb. 16, 2009 Preferred stock (Note 15) [Member] Class 12 [Member]	Sep. 30, 2008 Preferred stock (Note 15) [Member] Class 12 [Member]	Mar. 13, 2007 Preferred stock (Note 15) [Member] Class 12 [Member]	Feb. 19, 2007 Preferred stock (Note 15) [Member] Class 12 [Member]	Feb. 14, 2007 Preferred stock (Note 15) [Member] Class 12 [Member]	Jun. 08, 2006 Preferred stock (Note 15) [Member] Class 12 [Member]	Apr. 27, 2006 Preferred stock (Note 15) [Member] Class 12 [Member]	Dec. 06, 2005 Preferred stock (Note 15) [Member] Class 12 [Member]	Oct. 03, 2005 Preferred stock (Note 15) [Member] Class 12 [Member]	Mar. 31, 2011 Preferred stock (Note 15) [Member] Class 6 [Member]	Mar. 31, 2011 Preferred stock (Note 15) [Member] Class 7 [member]	Jun. 29, 2006 Preferred stock (Note 15) [Member] Class 9 [Member]	Jun. 08, 2006 Preferred stock (Note 15) [Member] Class 9 [Member]	Feb. 28, 2006 Preferred stock (Note 15) [Member] Class 9 [Member]	Oct. 04, 2005 Preferred stock (Note 15) [Member] Class 9 [Member]	Oct. 03, 2005 Preferred stock (Note 15) [Member] Class 9 [Member]	Jun. 29, 2006 Preferred stock (Note 15) [Member] Class 10 [Member]	Jun. 08, 2006 Preferred stock (Note 15) [Member] Class 10 [Member]	May 23, 2006 Preferred stock (Note 15) [Member] Class 10 [Member]	Oct. 03, 2005 Preferred stock (Note 15) [Member] Class 10 [Member]	Mar. 31, 2011 Preferred stock (Note 15) [Member] Class 11 [Member]	Aug. 01, 2014 Preferred stock (Note 15) [Member] Class 11 [Member]	Dec. 25, 2009 Preferred stock (Note 15) [Member] Class 11 [Member]	Dec. 21, 2009 Preferred stock (Note 15) [Member] Class 11 [Member]	Jan. 14, 2009 Preferred stock (Note 15) [Member] Class 11 [Member]	Dec. 15, 2008 Preferred stock (Note 15) [Member] Class 11 [Member]	Oct. 03, 2005 Preferred stock (Note 15) [Member] Class 11 [Member]
Preferred stock, Value included in capital stock																		¥ 442,100,000,000	¥ 442,100,000,000	¥ 442,100,000,000					¥ 122,100,000,000	¥ 122,100,000,000	¥ 122,100,000,000	¥ 122,100,000,000	¥ 125,000,000,000	¥ 125,000,000,000	¥ 125,000,000,000		¥ 195,000,000,000	¥ 195,000,000,000	¥ 195,000,000,000
Preferred stock, Value	442,100,000,000	442,100,000,000																										244,200,000,000				250,000,000,000				390,000,000,000
Preferred stock, Share redeemed																						40,700	40,700
Preferred stock, Effect of redemption value to capital surplus																						122,100,000,000	122,100,000,000	244,200,000,000
Number of shares authorized																														120,000,000			400,000,000																									200,000,000	200,000,000										1,000
Preferred stock, shares acquired																													100,000,000
Preferred stock, shares retired																													100,000,000
Preferred stock, Liquidation preference per share																																	¥ 2,500																																				¥ 1,000
Percentage of issue price of newly issued shares required to be designated as capital stock at the time of incorporation or share issuance under the Company Law, Minimum																		50.00%
Preferred Stock, Shares Issued																												81,400				100,000				156,000,000
Preferred stock, Par value per share	¥ 0																															¥ 2,500,000				¥ 2,500
Preferred stock issued in exchange for preferred stock of UFJ Holdings																																												200,000													200,000							150,000				150,000							1
Preferred stock issued in exchange for preferred stock of UFJ Holdings, Exchange ratio																																												1													1							1				1							1
Number of preferred stock converted into common stock																																							17,700,000		51,800	51,900	69,300						11,300,000	22,400,000	11,300	45,400	22,800	16,700	45,400	24,700					79,700	12,450	57,850			60,643
Number of common stock issued upon conversion of preferred stock			43,895,180	91,762.63	91,939.77	122,763.51	14,681,040	28,140,710	14,195	57,035	28,643	57,035.18	31,030.15	22,733.7	127,096.45	277,245
Number of preferred stock originally issued by UFJ Holdings and held by RCC converted into common stock																																								9,300																											89,357
Number of common stock issued upon conversion of preferred stock originally issued by UFJ Holding and held by RCC																	179,639
Preferred stock, Face value converted into common stock																																								27,900,000,000														16,700,000,000							159,400,000,000					121,286,000,000	178,714,000,000
Number of common stock purchased subsequent to the exchange of Class 8 and Class 10 preferred stocks																	179,639
Number of common stock as treasury stock purchased subsequent to the exchange of Class 8 and Class 10 preferred stocks																	7,923
Common stock, Value	1,644,132,000,000	1,643,238,000,000															286,970,000,000
Treasury stock, Shares retired																																					17,700,000	9,300							11,300,000	22,400,000	79,500	16,700												79,700					150,000
Number of one share of preferred stock divided into																					1,000
Preferred stock, Dividend per share																																	115	115	43																																		5.30
Preferred stock, Initial conversion price per share																																																																					¥ 918.7
Average market price of the common stock used for calculation of conversion price to be reset, Number of trading days																																																																					30	30
Number of trading days prior to August 1, 2014 from when the calculation of the average market price of the common stock starts																																																																						45
Preferred stock, minimum average price per share for conversion price to be reset																																																																					¥ 918.7
Preferred stock, Adjusted conversion price per share																																																																						¥ 802.6	¥ 865.9	¥ 867.6	¥ 888.4	¥ 889.6
Preferred stock, Conversion ratio																																																																						¥ 1,000
Preferred stock, Annual dividend per share, Maximum																																	¥ 250

Preferred Stock (Schedule of Preferred Stock Issued and Outstanding) (Details) (Preferred stock (Note 15) [Member])	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Number of shares outstanding, End of fiscal year	156,001,000	256,001,000	256,001,000
Number of shares, Net change during the fiscal year	(100,000,000)
Class 3 [Member]
Number of shares outstanding, End of fiscal year		100,000,000	100,000,000
Number of shares, Net change during the fiscal year	(100,000,000)
Class 5 [Member]
Number of shares outstanding, End of fiscal year		156,000,000	156,000,000
Number of shares, Net change during the fiscal year
Class 11 [Member]
Number of shares outstanding, End of fiscal year		1,000	1,000
Number of shares, Net change during the fiscal year
Class 11 [Member]
Number of shares outstanding, End of fiscal year		1,000	1,000
Number of shares, Net change during the fiscal year

Preferred Stock (Schedule of Aggregate Liquidation Preference of Preferred Stock Issued and Outstanding) (Details) (Preferred stock (Note 15) [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Aggregate amount of liquidation preference, Ending of fiscal year	¥ 390,001	¥ 640,001	¥ 640,001
Aggregate amount of liquidation preference, Net change during the fiscal year	(250,000)
Class 3 [Member]
Aggregate amount of liquidation preference, Ending of fiscal year		250,000	250,000
Aggregate amount of liquidation preference, Net change during the fiscal year	(250,000)
Class 5 [Member]
Aggregate amount of liquidation preference, Ending of fiscal year	390,000	390,000	390,000
Aggregate amount of liquidation preference, Net change during the fiscal year
Class 11 [Member]
Aggregate amount of liquidation preference, Ending of fiscal year	1	1	1
Aggregate amount of liquidation preference, Net change during the fiscal year

Preferred Stock (Schedule of Changes in the Unamortized Discount Arising from Beneficial Conversion Features of Preferred Stock) (Details) (Preferred stock (Note 15) [Member], JPY ¥) In Millions	12 Months Ended
Mar. 31, 2009
Unamortized discount arising from beneficial conversion features of the preferred stock, Beginning of fiscal year	¥ 8,819
Addition on conversion price/ratio reset	659
Amortization to retained earnings	(4,779)
Charged to retained earnings on conversion of preferred stock	(4,699)
Unamortized discount arising from beneficial conversion features of the preferred stock, End of fiscal year
Class 8 [Member]
Unamortized discount arising from beneficial conversion features of the preferred stock, Beginning of fiscal year	1,160
Amortization to retained earnings	(1,160)
Unamortized discount arising from beneficial conversion features of the preferred stock, End of fiscal year
Class 12 [Member]
Unamortized discount arising from beneficial conversion features of the preferred stock, Beginning of fiscal year	7,658
Addition on conversion price/ratio reset	659
Amortization to retained earnings	(3,618)
Charged to retained earnings on conversion of preferred stock	(4,699)
Unamortized discount arising from beneficial conversion features of the preferred stock, End of fiscal year
Class 11 [Member]
Unamortized discount arising from beneficial conversion features of the preferred stock, Beginning of fiscal year	1
Amortization to retained earnings	(1)
Unamortized discount arising from beneficial conversion features of the preferred stock, End of fiscal year

Common Stock and Capital Surplus (Narrative) (Details) In Millions, except Share data, unless otherwise specified	Mar. 31, 2011 JPY ( ¥)	Dec. 25, 2009 Common stock (Note 16) [Member] JPY ( ¥)	Dec. 22, 2009 Common stock (Note 16) [Member] JPY ( ¥)	Dec. 21, 2009 Common stock (Note 16) [Member] JPY ( ¥)	Jan. 14, 2009 Common stock (Note 16) [Member] JPY ( ¥)	Dec. 16, 2008 Common stock (Note 16) [Member] JPY ( ¥)	Dec. 15, 2008 Common stock (Note 16) [Member] JPY ( ¥)	Dec. 25, 2009 Common stock (Note 16) [Member] Capital Stock And Capital Surplus [Member] JPY ( ¥)	Dec. 21, 2009 Common stock (Note 16) [Member] Capital Stock And Capital Surplus [Member] JPY ( ¥)	Jan. 14, 2009 Common stock (Note 16) [Member] Capital Stock And Capital Surplus [Member] JPY ( ¥)	Dec. 15, 2008 Common stock (Note 16) [Member] Capital Stock And Capital Surplus [Member] JPY ( ¥)
Minimum percentage of proceeds per issuance of common stock, including conversions of bonds and notes to be credited to common stock account	50.00%
Minimum percentage of outstanding common stock issued as free share distribution prior to April 1, 1991	5.00%
Maximum percentage of outstanding common stock issued as free share distribution prior to April 1, 1991	10.00%
Potential increase in capital accounts and corresponding reduction of retained earnings by the application of United States accounting practice for issuance of free shares distribution made by BTMU and MUTB prior to April 1, 1991	¥ 1,910,106
Number of common stock issued by way of public offering				2,337,000,000			634,800,000
Number of common stock sold through a secondary offering of shares by way of sale of treasury stock							300,000,000
Common stock, Offered price per share issued by way of public offering				¥ 412.53			¥ 399.8
Common stock, Offered price per share sold through a secondary offering by way of sale of treasury stock							¥ 399.8
Common stock, Issue price per share issued by way of public offering				¥ 428			¥ 417
Common stock, Issue price per share sold through a secondary offering by way of sale of treasury stock							¥ 417
Common stock, Selling price per share issued by way of public offering				¥ 428			¥ 417
Common stock, Selling price per share sold through a secondary offering by way of sale of treasury stock							¥ 417
Common stock, Value issued by way of public offering				964,082			253,793
Common stock, Value sold through a secondary offering by way of sale of treasury stock							119,940
Common stock, Value included in Capital stock and Capital surplus								33,621	482,041	13,033	29,811
Number of common stock sold through a secondary offering of shares by way of over-allotment			163,000,000			65,200,000
Common stock, Selling price per share sold through a secondary offering by way of over-allotment			¥ 428			¥ 417
Common stock, Value sold through a secondary offering of shares by way of over-allotment			69,764			27,188
Number of common stock issued through a secondary offering by way of third-party allotment		163,000,000			65,200,000
Common stock, Issue price per share issued by way of third-party allotment		¥ 412.53			¥ 399.8
Common stock, Value issued through a secondary offering by way of third-party allotment		¥ 67,242			¥ 26,067

Common Stock and Capital Surplus (Schedule of Changes in the Number of Issued Shares of Common Stock) (Details) (Common stock (Note 16) [Member])	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Balance of beginning of fiscal year	14,148,414,920	11,648,360,720	10,861,643,790
Issuance of new shares of common stock by way of public offering		2,337,000,000	634,800,000
Issuance of new shares of common stock by way of third-party allotment		163,000,000	65,200,000
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	2,479,700	54,200
Balance of end of fiscal year	14,150,894,620	14,148,414,920	11,648,360,720
Preferred stock (Note 15) [Member] | Class 8 [Member]
Issuance of new shares of common stock by conversion of preferred stock			43,895,180
Preferred stock (Note 15) [Member] | Class 12 [Member]
Issuance of new shares of common stock by conversion of preferred stock			42,821,750

Retained Earnings, Legal Reserve and Dividends (Details) In Millions, unless otherwise specified	Mar. 31, 2011 JPY ( ¥)	Oct. 01, 2005 JPY ( ¥)	Apr. 02, 2001 JPY ( ¥)	Mar. 31, 2011 Legal reserve set aside as appropriation of retained earnings and legal capital surplus under Company Law [Member]	Mar. 31, 2011 Legal reserve set aside as appropriation of retained earning and legal capital surplus under Banking Law [Member]	Mar. 31, 2011 Transfer of legal reserve under the Company Law [Member]	Mar. 31, 2011 Transfer of legal reserve under the Banking Law [Member]
Minimum percentage of Tier 1 capital for capital adequacy purpose	4.00%
MUFG's amount available for dividends	¥ 4,326,307
Common stock issued under the Code and Japanese GAAP, Value			924,400
Preferred stock issued under the Code and Japanese GAAP, Value			222,100
Common stock and preferred stock issued under the Code and Japanese GAAP, Value		1,383,052
Legal capital surplus under the Code and Japanese GAAP		3,577,570	2,838,693
Retained earnings under the Code and Japanese GAAP		¥ 757,458
The minimum percentage of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period that are required to be set aside as legal reserve				10.00%	20.00%
The maximum percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus over stated capital				25.00%	100.00%
The maximum percentage of aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus available for dividends over stated capital						25.00%	100.00%

Noncontrolling Interests (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Oct. 01, 2009
Deconsolidation of subsidiaries:
Gains (losses) recognized due to deconsolidated of subsidiaries	¥ (10,323)	¥ 32,420	¥ (320)
Gains related to the remeasurement of retained investments	0	18,782
Gains from remeasurement of retained investments in Senshu Ikeda Holdings, Inc. at fair value as a result of deconsolidation of Senshu Bank and recognized Senshu Ikeda Holding, Inc. as an equity method investee				¥ 29,004

Noncontrolling Interests (Change in MUFG's Ownership Interests in Subsidiaries) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Noncontrolling Interests
Net income attributable to Mitsubishi UFJ Financial Group	¥ 461,796	¥ 859,819	¥ (1,468,040)
Transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders, Conversion of preferred stock to common stock issued by a subsidiary		(641)
Transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders, Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)	20,550
Transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders, Other	3,859	221
Net transfers from (to) noncontrolling interest holders	24,409	(420)
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and noncontrolling interest holders	¥ 486,205	¥ 859,399

Regulatory Capital Requirements (Narrative) (Details) In Millions, unless otherwise specified	Mar. 31, 2011 Japan [Member]	Mar. 31, 2011 MUFG, BTMU and MUTB [Member]	Mar. 31, 2011 MUMSS and other securities subsidiaries in Japan and overseas [Member]	Mar. 31, 2010 As previously reported [Member] MUMMS [Member]	Mar. 31, 2010 As restated [Member] MUMMS [Member]	Mar. 31, 2011 MUMMS [Member] JPY ( ¥)	Mar. 31, 2010 MUMMS [Member] JPY ( ¥)	Dec. 31, 2010 United States of America, Union Bank [Member]		Dec. 31, 2009 United States of America, Union Bank [Member]
Minimum capital ratio required under the capital adequacy guidelines applicable to Japanese banking institutions with international operations conducted by foreign offices	8.00%	8.00%
Tier II capital factor, maximum percentage of general reserve for credit losses out of risk-weighted assets	1.25%
Tier II capital factor, percentage of the unrealized gains on investment securities available for sale	45.00%
Tier II capital factor, percentage of the land revaluation excess	45.00%
Tier II capital factor, maximum percentage of the balance of perpetual subordinated debt and the balance of subordinated term debt with an original maturity of over five years subject to some limitations, out of Tier I capital	50.00%
Minimum percentage of capital base that must be maintained in the form of Tier I Capital	50.00%
Minimum capital ratio required under the capital adequacy guidelines applicable to Japanese banking institutions without international operations conducted by foreign offices	4.00%
Minimum capital ratio required by financial instruments firm to maintain under the Financial Instruments and Exchange Law and related ordinance			120.00%
Minimum capital ratio required by financial instruments firm which calls for regulatory reporting			140.00%
Minimum capital ratio required by financial instruments firm which may lead to a suspension of all or part of the business for a period of time and cancellation of a registration			100.00%
Amount of capital accounts less certain fixed assets						¥ 250,421	¥ 505,693
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks				342.90%	348.00%	219.40%	348.00%
A minimum total risk based capital ratio to be categorized as "well capitalized"								10.00%		10.00%
Tier 1 risk-based capital ratio to be categorized as "well capitalized"								6.00%		6.00%
Tier 1 leverage ratio to be categorized as "well capitalized"								5.00%	[1]	5.00%	[1]

[1]	Excludes certain intangible assets.

Regulatory Capital Requirements (Schedule of Risk-adjusted Capital Amounts and Ratios, Japan) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Actual [Member] | Consolidated, MUFG [Member]
Total capital amount	¥ 13,080,826	¥ 13,991,766
Ratio of total capital to risk-weighted assets	14.89%	14.87%
Tier I capital amount	9,953,332	10,009,643
Ratio of Tier I capital to risk-weighted assets	11.33%	10.63%
Actual [Member] | Consolidated, BTMU [Member]
Total capital amount	11,469,704	11,965,085
Ratio of total capital to risk-weighted assets	15.82%	15.54%
Tier I capital amount	8,284,108	8,349,500
Ratio of Tier I capital to risk-weighted assets	11.42%	10.84%
Actual [Member] | Consolidated, MUTB [Member]
Total capital amount	1,704,267	1,737,210
Ratio of total capital to risk-weighted assets	15.93%	16.02%
Tier I capital amount	1,392,725	1,352,012
Ratio of Tier I capital to risk-weighted assets	13.02%	12.47%
Actual [Member] | Stand-alone, BTMU [Member]
Total capital amount	11,238,512	11,667,072
Ratio of total capital to risk-weighted assets	16.61%	16.34%
Tier I capital amount	8,179,095	8,276,159
Ratio of Tier I capital to risk-weighted assets	12.09%	11.59%
Actual [Member] | Stand-alone, MUTB [Member]
Total capital amount	1,706,845	1,738,081
Ratio of total capital to risk-weighted assets	16.01%	16.10%
Tier I capital amount	1,347,399	1,305,511
Ratio of Tier I capital to risk-weighted assets	12.64%	12.09%
For Capital Adequacy Purposes [Member] | Consolidated, MUFG [Member]
Total capital amount	7,024,396	7,526,507
Ratio of total capital to risk-weighted assets	8.00%	8.00%
Tier I capital amount	3,512,198	3,763,253
Ratio of Tier I capital to risk-weighted assets	4.00%	4.00%
For Capital Adequacy Purposes [Member] | Consolidated, BTMU [Member]
Total capital amount	5,798,844	6,158,125
Ratio of total capital to risk-weighted assets	8.00%	8.00%
Tier I capital amount	2,899,422	3,079,062
Ratio of Tier I capital to risk-weighted assets	4.00%	4.00%
For Capital Adequacy Purposes [Member] | Consolidated, MUTB [Member]
Total capital amount	855,483	867,354
Ratio of total capital to risk-weighted assets	8.00%	8.00%
Tier I capital amount	427,742	433,677
Ratio of Tier I capital to risk-weighted assets	4.00%	4.00%
For Capital Adequacy Purposes [Member] | Stand-alone, BTMU [Member]
Total capital amount	5,410,825	5,711,394
Ratio of total capital to risk-weighted assets	8.00%	8.00%
Tier I capital amount	2,705,413	2,855,697
Ratio of Tier I capital to risk-weighted assets	4.00%	4.00%
For Capital Adequacy Purposes [Member] | Stand-alone, MUTB [Member]
Total capital amount	852,749	863,354
Ratio of total capital to risk-weighted assets	8.00%	8.00%
Tier I capital amount	¥ 426,374	¥ 431,677
Ratio of Tier I capital to risk-weighted assets	4.00%	4.00%

Regulatory Capital Requirements (Schedule of Risk-adjusted Capital Amounts and Ratios, UNBC and Union Bank) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010		Dec. 31, 2009
United States of America, UNBC [Member]
Total capital (to risk-weighted assets) Actual Amount	$ 9,685		$ 9,203
Tier 1 capital (to risk-weighted assets) Actual Amount	8,029		7,485
Tier 1 capital (to quarterly average assets) Actual Amount	8,029	[1]	7,485	[1]
Total capital (to risk-weighted assets) For capital adequacy purposes Amount	5,161		5,064
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes Amount	2,581		2,532
Tier 1 capital (to quarterly average assets) For capital adequacy purposes Amount	3,106	[1]	3,169	[1]
Total capital (to risk-weighted assets) Actual Ratio	15.01%		14.54%
Tier 1 capital (to risk-weighted assets) Actual Ratio	12.44%		11.82%
Tier 1 capital (to quarterly average assets) Actual Ratio	10.34%	[1]	9.45%	[1]
Total capital (to risk-weighted assets) For capital adequacy purposes Ratio	8.00%		8.00%
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes Ratio	4.00%		4.00%
Tier 1 capital (to quarterly average assets) For capital adequacy purposes Ratio	4.00%	[1]	4.00%	[1]
United States of America, Union Bank [Member]
Total capital (to risk-weighted assets) Actual Amount	8,866		8,686
Tier 1 capital (to risk-weighted assets) Actual Amount	7,377		7,207
Tier 1 capital (to quarterly average assets) Actual Amount	7,377	[1]	7,207	[1]
Total capital (to risk-weighted assets) For capital adequacy purposes Amount	5,119		5,062
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes Amount	2,560		2,531
Tier 1 capital (to quarterly average assets) For capital adequacy purposes Amount	3,089	[1]	3,184	[1]
Total capital (to risk-weighted assets) Actual Ratio	13.85%		13.73%
Tier 1 capital (to risk-weighted assets) Actual Ratio	11.53%		11.39%
Tier 1 capital (to quarterly average assets) Actual Ratio	9.55%	[1]	9.05%	[1]
Total capital (to risk-weighted assets) For capital adequacy purposes Ratio	8.00%		8.00%
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes Ratio	4.00%		4.00%
Tier 1 capital (to quarterly average assets) For capital adequacy purposes Ratio	4.00%	[1]	4.00%	[1]
Total capital (to risk-weighted assets) Required to be "well capitalized" Amount	6,399		6,327
Tier 1 capital (to risk-weighted assets) Required to be "well capitalized" Amount	3,840		3,796
Tier 1 capital (to quarterly average assets) Required to be "well capitalized" Amount	$ 3,861	[1]	$ 3,980	[1]
Total capital (to risk-weighted assets) Required to be "well capitalized" Ratio	10.00%		10.00%
Tier 1 capital (to risk-weighted assets) Required to be "well capitalized" Ratio	6.00%		6.00%
Tier 1 capital (to quarterly average assets) Required to be "well capitalized" Ratio	5.00%	[1]	5.00%	[1]

[1]	Excludes certain intangible assets.

Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG (Narrative) (Details) (Preferred stock (Note 15) [Member], Class 11 [Member], JPY ¥)	Mar. 31, 2011	Mar. 31, 2010
Preferred stock (Note 15) [Member] | Class 11 [Member]
Preferred stock, Conversion price	¥ 865.9	¥ 865.9

Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG (Reconciliation of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for the Computation of Basic EPS to the Adjusted Amounts for the Computation of Diluted EPS) (Details) (JPY  ¥)
In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income (loss) (Numerator):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 461,796	¥ 859,819	¥ (1,468,040)
Income allocable to preferred shareholders:
Cash dividends paid	(20,940)	(21,678)	(6,399)
Beneficial conversion feature (Note 15)			(9,478)
Effect of induced conversion of Mitsubishi UFJ NICOS Co., Ltd. Class 1 stock (Note 3)			(7,676)
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	440,856	838,141	(1,491,593)
Effect of dilutive instruments (Numerator):
Convertible preferred stock - Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd	(1,232)	(1,123)
Stock options - kabu.com Securities	0	(1)
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 439,624	¥ 837,017	¥ (1,491,593)
Shares (Denominator):
Weighted average common shares outstanding, Basic	14,131,567	12,324,315	10,821,091
Effect of dilutive instruments (Denominator):
Convertible preferred stock	1	1
Stock options	13,169	8,365
Weighted average common shares outstanding, diluted computation	14,144,737	12,332,681	10,821,091
Basic earnings (loss) per common share-net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥ 31.2	¥ 68.01	¥ (137.84)
Diluted earnings (loss) per common share-net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥ 31.08	¥ 67.87	¥ (137.84)

Derivative Financial Instruments (Narrative) (Details) (JPY ¥)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative Financial Instruments
Weighted average remaining life of currently active cash flow hedges, years				3
Notional amount of interest rate swaps used to hedge interest rate variability	¥ 81,500,000,000
Estimated cash flow hedge gain (loss) reclassified to earnings, net		2,100,000,000
Derivative instruments, offsetting derivative contracts with identical underlying referenced entities, carrying value			19,000,000,000	12,000,000,000
Derivative instruments, offsetting derivative contracts with identical underlying referenced entities, notional value			2,848,000,000,000	2,948,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, fair value			3,500,000,000,000	3,300,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, posted collateral			329,000,000,000	295,000,000,000
Derivative instruments, contingent additional collateral			204,000,000,000	170,000,000,000
Derivative instruments, contingent termination payments			¥ 147,000,000,000	¥ 73,000,000,000

Derivative Financial Instruments (Summary of the Notional Amount of Derivative Contracts) (Details) (JPY ¥) In Trillions	Mar. 31, 2011		Mar. 31, 2010
Interest Rate Contracts [Member]
Notional Amount of Derivatives	¥ 967.6	[1]	¥ 692.2	[1]
Foreign Exchange Contracts [Member]
Notional Amount of Derivatives	121.6	[1]	112.7	[1]
Equity Contracts [Member]
Notional Amount of Derivatives	2.1	[1]	2	[1]
Commodity Contracts [Member]
Notional Amount of Derivatives	2	[1]	1.4	[1]
Credit Derivative [Member]
Notional Amount of Derivatives	7.1	[1]	7.9	[1]
Other Derivatives [Member]
Notional Amount of Derivatives	1.2	[1]	1.1	[1]
Total Derivative [Member]
Notional Amount of Derivatives	¥ 1,101.6	[1]	¥ 817.3	[1]

[1]	Includes both written and purchased protection.

Derivative Financial Instruments (Summary of Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet) (Details) (JPY ¥) In Billions	Mar. 31, 2011		Mar. 31, 2010
Interest Rate Contracts [Member]
Fair value of derivative assets not designated as hedges	¥ 7,420	[1],[2],[3]	¥ 6,372	[1],[2],[3]
Fair value of derivative assets designated as hedges	2	[1],[3],[4]	9	[1],[3],[4]
Fair value of derivative assets	7,422	[1],[3],[5]	6,381	[1],[3],[5]
Fair value of derivative liabilities not designated as hedges	7,330	[1],[2],[3]	6,118	[1],[2],[3]
Fair value of derivative liabilities designated as hedges		[1],[3],[4]	1	[1],[3],[4]
Fair value of derivative liabilities	7,330	[1],[3],[5]	6,119	[1],[3],[5]
Foreign Exchange Contracts [Member]
Fair value of derivative assets not designated as hedges	2,315	[1],[2],[3]	2,200	[1],[2],[3]
Fair value of derivative assets designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative assets	2,315	[1],[3],[5]	2,200	[1],[3],[5]
Fair value of derivative liabilities not designated as hedges	2,279	[1],[2],[3]	2,094	[1],[2],[3]
Fair value of derivative liabilities designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative liabilities	2,279	[1],[3],[5]	2,094	[1],[3],[5]
Equity Contracts [Member]
Fair value of derivative assets not designated as hedges	82	[1],[2],[3]	46	[1],[2],[3]
Fair value of derivative assets designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative assets	82	[1],[3],[5]	46	[1],[3],[5]
Fair value of derivative liabilities not designated as hedges	85	[1],[2],[3]	121	[1],[2],[3]
Fair value of derivative liabilities designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative liabilities	85	[1],[3],[5]	121	[1],[3],[5]
Commodity Contracts [Member]
Fair value of derivative assets not designated as hedges	171	[1],[2],[3]	172	[1],[2],[3]
Fair value of derivative assets designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative assets	171	[1],[3],[5]	172	[1],[3],[5]
Fair value of derivative liabilities not designated as hedges	137	[1],[2],[3]	118	[1],[2],[3]
Fair value of derivative liabilities designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative liabilities	137	[1],[3],[5]	118	[1],[3],[5]
Credit Derivatives [Member]
Fair value of derivative assets not designated as hedges	45	[1],[2],[3]	65	[1],[2],[3]
Fair value of derivative assets designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative assets	45	[1],[3],[5]	65	[1],[3],[5]
Fair value of derivative liabilities not designated as hedges	47	[1],[2],[3]	69	[1],[2],[3]
Fair value of derivative liabilities designated as hedges		[1],[3],[4]		[1],[3],[4]
Fair value of derivative liabilities	47	[1],[3],[5]	69	[1],[3],[5]
Other Derivatives [Member]
Fair value of derivative liabilities not designated as hedges	(117)	[1],[2],[3],[6]	(108)	[1],[2],[3],[6]
Fair value of derivative liabilities designated as hedges		[1],[3],[4],[6]		[1],[3],[4],[6]
Fair value of derivative liabilities	(117)	[1],[3],[5],[6]	(108)	[1],[3],[5],[6]
Total Derivative Assets [Member]
Fair value of derivative assets not designated as hedges	10,033	[1],[2],[3]	8,855	[1],[2],[3]
Fair value of derivative assets designated as hedges	2	[1],[3],[4]	9	[1],[3],[4]
Fair value of derivative assets	10,035	[1],[3],[5]	8,864	[1],[3],[5]
Total Derivative Liabilities [Member]
Fair value of derivative liabilities not designated as hedges	9,761	[1],[2],[3]	8,412	[1],[2],[3]
Fair value of derivative liabilities designated as hedges		[1],[3],[4]	1	[1],[3],[4]
Fair value of derivative liabilities	¥ 9,761	[1],[3],[5]	¥ 8,413	[1],[3],[5]

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
[2]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are classified in Trading account assets/liabilities except for (6).
[3]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivables associated with derivative instruments are not added to or netted against the fair value amounts.
[4]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are classified in Other assets or Other liabilities.
[5]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[6]	Others include bifurcated embedded derivatives carried at fair value, which are classified in Deposits and Long-term debt.

Derivative Financial Instruments (Schedule of Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Details) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Gains and losses recognized for trading and risk management derivatives	¥ 77	¥ (57)
Interest Rate Contracts [Member] | Foreign Exchange Gains (Losses) Net [Member]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Contracts [Member] | Foreign Exchange Gains (Losses) Net [Member]
Gains and losses recognized for trading and risk management derivatives	80	33
Equity Contracts [Member] | Foreign Exchange Gains (Losses) Net [Member]
Gains and losses recognized for trading and risk management derivatives
Commodity Contracts [Member] | Foreign Exchange Gains (Losses) Net [Member]
Gains and losses recognized for trading and risk management derivatives
Credit Derivatives [Member] | Foreign Exchange Gains (Losses) Net [Member]
Gains and losses recognized for trading and risk management derivatives
Other Derivatives [Member] | Foreign Exchange Gains (Losses) Net [Member]
Gains and losses recognized for trading and risk management derivatives		(2)
Foreign Exchange Gains (Losses) Net [Member]
Gains and losses recognized for trading and risk management derivatives	80	31
Interest Rate Contracts [Member] | Trading Account Profits (Losses)-Net [Member]
Gains and losses recognized for trading and risk management derivatives	(27)	213
Foreign Exchange Contracts [Member] | Trading Account Profits (Losses)-Net [Member]
Gains and losses recognized for trading and risk management derivatives
Equity Contracts [Member] | Trading Account Profits (Losses)-Net [Member]
Gains and losses recognized for trading and risk management derivatives	21	(217)
Commodity Contracts [Member] | Trading Account Profits (Losses)-Net [Member]
Gains and losses recognized for trading and risk management derivatives	2	(9)
Credit Derivatives [Member] | Trading Account Profits (Losses)-Net [Member]
Gains and losses recognized for trading and risk management derivatives	(6)	(97)
Other Derivatives [Member] | Trading Account Profits (Losses)-Net [Member]
Gains and losses recognized for trading and risk management derivatives	7	22
Trading Account Profits (Losses)-Net [Member]
Gains and losses recognized for trading and risk management derivatives	(3)	(88)
Interest Rate Contracts [Member]
Gains and losses recognized for trading and risk management derivatives	(27)	213
Foreign Exchange Contracts [Member]
Gains and losses recognized for trading and risk management derivatives	80	33
Equity Contracts [Member]
Gains and losses recognized for trading and risk management derivatives	21	(217)
Commodity Contracts [Member]
Gains and losses recognized for trading and risk management derivatives	2	(9)
Credit Derivatives [Member]
Gains and losses recognized for trading and risk management derivatives	(6)	(97)
Other Derivatives [Member]
Gains and losses recognized for trading and risk management derivatives	¥ 7	¥ 20

Derivative Financial Instruments (Schedule of Gains and Losses for Derivatives Designated as Cash Flow Hedges) (Details) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cash flow hedges, gains (losses) recognized in Accumulated Other Changes in Equity from Nonowner Sources on derivative instruments (effective portion)		¥ 4
Cash flow hedges, gains (losses) reclassified from Accumulated Other Changes in Equity from Nonowner Sources into income (effective portion)	6	12
Cash flow hedges, gains (losses) recognized in income on derivative instruments, ineffective portion
Interest Income [Member]
Cash flow hedges, gains (losses) reclassified from Accumulated Other Changes in Equity from Nonowner Sources into income (effective portion)	6	12
Interest Rate Contracts [Member]
Cash flow hedges, gains (losses) recognized in Accumulated Other Changes in Equity from Nonowner Sources on derivative instruments (effective portion)		¥ 4

Derivative Financial Instruments (Summary of Protection Sold Through Credit Default Swaps and Credit-Linked Notes) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Investment Grade [Member] | Single Name Credit Default Swaps [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	¥ 611,719	[1]	¥ 611,227	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	1,876,565	[1]	1,990,256	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	73,711	[1]	46,345	[1]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	2,561,995	[1]	2,647,828	[1]
Credit default swaps, estimated fair value, (Asset)/Liability	(10,589)	[1],[2]	(13,822)	[1],[2]
Investment Grade [Member] | Index and Basket Credit Default Swaps Held by BTMU [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	93,121	[1]	80,460	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	47,755	[1]	177,249	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	86,016	[1]	149,174	[1]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	226,892	[1]	406,883	[1]
Credit default swaps, estimated fair value, (Asset)/Liability	(661)	[1],[2]	923	[1],[2]
Investment Grade [Member] | Index and Basket Credit Default Swaps Held by MUSHD [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	30,669	[1]	980	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	367,549	[1]	298,140	[1]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	2,000	[1]	4,000	[1]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	400,218	[1]	303,120	[1]
Credit default swaps, estimated fair value, (Asset)/Liability	(7,247)	[1],[2]	(5,380)	[1],[2]
Non-Investment Grade [Member] | Single Name Credit Default Swaps [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	108,045		66,900
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	179,289		173,671
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	249		279
Credit default swaps sold, maximum potential/notional amount of future payment, Total	287,583		240,850
Credit default swaps, estimated fair value, (Asset)/Liability	(1,611)	[2]	4,035	[2]
Non-Investment Grade [Member] | Index and Basket Credit Default Swaps Held by BTMU [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	3,520		71,950
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	36,908		45,017
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years
Credit default swaps sold, maximum potential/notional amount of future payment, Total	40,428		116,967
Credit default swaps, estimated fair value, (Asset)/Liability	15	[2]	1,656	[2]
Non-Investment Grade [Member] | Index and Basket Credit Default Swaps Held by MUSHD [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	30,155		30,867
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years
Credit default swaps sold, maximum potential/notional amount of future payment, Total	30,155		30,867
Credit default swaps, estimated fair value, (Asset)/Liability	(383)	[2]	455	[2]
Not Rated [Member] | Single Name Credit Default Swaps [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	9,872		5,499
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	13,505		11,334
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years
Credit default swaps sold, maximum potential/notional amount of future payment, Total	23,377		16,833
Credit default swaps, estimated fair value, (Asset)/Liability	(60)	[2]	13	[2]
Not Rated [Member] | Index and Basket Credit Default Swaps Held by BTMU [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year			10,420
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	8,847
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years
Credit default swaps sold, maximum potential/notional amount of future payment, Total	8,847		10,420
Credit default swaps, estimated fair value, (Asset)/Liability	(184)	[2]	(25)	[2]
Not Rated [Member] | Index and Basket Credit Default Swaps Held by MUSHD [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	6,939		35,116
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years
Credit default swaps sold, maximum potential/notional amount of future payment, Total	6,939		35,116
Credit default swaps, estimated fair value, (Asset)/Liability	240	[2]	(926)	[2]
Normal [Member] | Index and Basket Credit Default Swaps Held by MUTB [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year			30,000
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years
Credit default swaps sold, maximum potential/notional amount of future payment, Total			30,000
Credit default swaps, estimated fair value, (Asset)/Liability			(103)	[2]
Close Watch [Member] | Index and Basket Credit Default Swaps Held by MUTB [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year			3,000	[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years				[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years				[3]
Credit default swaps sold, maximum potential/notional amount of future payment, Total			3,000	[3]
Credit default swaps, estimated fair value, (Asset)/Liability			26	[2],[3]
Single Name Credit Default Swaps [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	729,636		683,626
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	2,069,359		2,175,261
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	73,960		46,624
Credit default swaps sold, maximum potential/notional amount of future payment, Total	2,872,955		2,905,511
Credit default swaps, estimated fair value, (Asset)/Liability	(12,260)	[2]	(9,774)	[2]
Index and Basket Credit Default Swaps Held by BTMU [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	96,641		162,830
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	93,510		222,266
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	86,016		149,174
Credit default swaps sold, maximum potential/notional amount of future payment, Total	276,167		534,270
Credit default swaps, estimated fair value, (Asset)/Liability	(830)	[2]	2,554	[2]
Index and Basket Credit Default Swaps Held by MUSHD [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	30,669		980
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	404,643		364,123
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	2,000		4,000
Credit default swaps sold, maximum potential/notional amount of future payment, Total	437,312		369,103
Credit default swaps, estimated fair value, (Asset)/Liability	(7,390)	[2]	(5,851)	[2]
Index and Basket Credit Default Swaps Held by MUTB [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year			33,000
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years
Credit default swaps sold, maximum potential/notional amount of future payment, Total			33,000
Credit default swaps, estimated fair value, (Asset)/Liability			(77)	[2]
Total Index and Basket Credit Default Swaps Sold [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	127,310		196,810
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	498,153		586,389
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	88,016		153,174
Credit default swaps sold, maximum potential/notional amount of future payment, Total	713,479		936,373
Credit default swaps, estimated fair value, (Asset)/Liability	(8,220)	[2]	(3,374)	[2]
Total Credit Default Swaps Sold [Member]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	856,946		880,436
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	2,567,512		2,761,650
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	161,976		199,798
Credit default swaps sold, maximum potential/notional amount of future payment, Total	3,586,434		3,841,884
Credit default swaps, estimated fair value, (Asset)/Liability	(20,480)	[2]	(13,148)	[2]
Credit-linked Notes [Member]
Credit-linked notes, maximum potential/notional amount of future payment expiring in less than 1 year		[4]		[4]
Credit-linked notes, maximum potential/notional amount of future payment expiring in 1-5 years	33,217	[4]	39,240	[4]
Credit-linked notes, maximum potential/notional amount of future payment expiring in more than 5 years	174,436	[4]	195,005	[4]
Credit-linked notes, maximum potential/notional amount of future payment, Total	207,653	[4]	234,245	[4]
Credit-linked notes, estimated fair value, (Asset)/Liability	¥ (117,870)	[2],[4]	¥ (199,863)	[2],[4]

[1]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[2]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[3]	Reference entities classified as "Close Watch" require close monitoring due to one or more of the following conditions: problems with meeting their financial obligations (e.g., principal repayments or interest payments in arrears), poor or fluctuating business performance, unfovorable financial condition of their businesses, and difficulties in fulfilling loan obligations.
[4]	Fair value amounts shown represent the fair value of the hybrid instruments.

Obligations under Guarantees and Other Off-Balance Sheet Instruments (Narrative) (Details)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Other off-balance sheet instruments, Lending-related commitments, including commitments to extend credit and commercial letters of credit [Member]
Guarantees which are participated out to third parties	¥ 147,300,000,000	¥ 195,700,000,000
Contractual maturities in years of which guarantees of housing loans are mainly comprised	over 5
Contract amount of guarantee for the repayment of principal of trust products, including certain jointly operated designated money in trust and loan trusts		1,104,000,000,000
Liabilities in the segregated records of trust accounts including the amounts related to liabilities with provisions limiting trustee responsibility	4,931,000,000,000	4,326,000,000,000
Carrying amounts of the liabilities related to guarantees and similar instruments	1,904,425,000,000	1,171,417,000,000
Allowance for off-balance sheet instruments	¥ 38,582,000,000	¥ 41,991,000,000
Commitments which expire within one year, in percentage			74.00%
Commitments which expire from one year to five years, in percentage			25.00%
Commitments which expire after five years, in percentage			1.00%

Obligations under Guarantees and Other Off-Balance Sheet Instruments (Contractual or Notional Amounts of Guarantees with Amount by Expiration Period) (Details) (JPY ¥) In Billions	Mar. 31, 2011		Mar. 31, 2010
Maximum potential /Contractual or Notional amount	¥ 5,805		¥ 6,465
Maximum potential/ Contractual or Notional amount by expiration period, Less than 1 year	62,825	[1]	36,618
Maximum potential/Contractual or Notional amount by expiration period, After 1 year through 5 years	88,501	[1]	51,521
Maximum potential/Contractual or Notional amount by expiration period, After 5 years	12,203	[1]	5,183
Maximum potential/Contractual or notional amount, Total	163,529	[1]	93,322
Standby Letters of Credit and Financial Guarantees [Member]
Maximum potential /Contractual or Notional amount	3,592		4,223
Maximum potential/ Contractual or Notional amount by expiration period, Less than 1 year	1,636		2,147
Maximum potential/Contractual or Notional amount by expiration period, After 1 year through 5 years	1,052		1,036
Maximum potential/Contractual or Notional amount by expiration period, After 5 years	904		1,040
Performance Guarantees [Member]
Maximum potential /Contractual or Notional amount	2,213		2,242
Maximum potential/ Contractual or Notional amount by expiration period, Less than 1 year	1,524		1,438
Maximum potential/Contractual or Notional amount by expiration period, After 1 year through 5 years	537		682
Maximum potential/Contractual or Notional amount by expiration period, After 5 years	152		122
Derivative instruments [Member]
Maximum potential /Contractual or Notional amount	152,663		81,244
Maximum potential/ Contractual or Notional amount by expiration period, Less than 1 year	55,469		29,371
Maximum potential/Contractual or Notional amount by expiration period, After 1 year through 5 years	86,586		48,502
Maximum potential/Contractual or Notional amount by expiration period, After 5 years	10,608		3,371
Guarantees for repayment of trust principal [Member]
Maximum potential /Contractual or Notional amount			1,104
Maximum potential/ Contractual or Notional amount by expiration period, Less than 1 year			89
Maximum potential/Contractual or Notional amount by expiration period, After 1 year through 5 years			1,007
Maximum potential/Contractual or Notional amount by expiration period, After 5 years			8
Liabilities of trust accounts [Member]
Maximum potential /Contractual or Notional amount	4,931		4,326
Maximum potential/ Contractual or Notional amount by expiration period, Less than 1 year	4,066		3,393
Maximum potential/Contractual or Notional amount by expiration period, After 1 year through 5 years	326		293
Maximum potential/Contractual or Notional amount by expiration period, After 5 years	539		640
Other guarantees [Member]
Maximum potential /Contractual or Notional amount	130		183
Maximum potential/ Contractual or Notional amount by expiration period, Less than 1 year	130		180
Maximum potential/Contractual or Notional amount by expiration period, After 1 year through 5 years			1
Maximum potential/Contractual or Notional amount by expiration period, After 5 years			¥ 2

[1]	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, there were no obligations under guarantees for repayment of trust principal at March 31, 2011. See Note 23 for further discussion of the adoption of the new guidance.

Obligations under Guarantees and Other Off-Balance Sheet Instruments (Maximum Potential Amount of Future Payments Classified Based upon Internal Credit Ratings) (Details) (JPY ¥) In Billions	Mar. 31, 2011		Mar. 31, 2010
Maximum potential/Contractual or Notional amount by borrower grade, normal	¥ 5,503		¥ 6,049
Maximum potential/Contractual or Notional amount by borrower grade, close watch	264	[1]	356	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	15	[2]	19	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	23		41
Maximum potential/Contractual or Notional amount, Total amount by borrower grade	5,805		6,465
Standby Letters of Credit and Financial Guarantees [Member]
Maximum potential/Contractual or Notional amount by borrower grade, normal	3,356		3,876
Maximum potential/Contractual or Notional amount by borrower grade, close watch	215	[1]	301	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	13	[2]	17	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	8		29
Maximum potential/Contractual or Notional amount, Total amount by borrower grade	3,592		4,223
Performance Guarantees [Member]
Maximum potential/Contractual or Notional amount by borrower grade, normal	2,147		2,173
Maximum potential/Contractual or Notional amount by borrower grade, close watch	49	[1]	55	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	2	[2]	2	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	15		12
Maximum potential/Contractual or Notional amount, Total amount by borrower grade	¥ 2,213		¥ 2,242

[1]	Borrowers classified as "Close watch" require close monitoring due to one or more of the following conditions: problems with meeting their financial obligations (e.g., principal repayments or interest payments in arrears), poor or fluctuating business performance, unfavorable financial condition of their businesses, and difficulties in fulfilling loan obligations.
[2]	Borrowers classified as "Likely to become Bankrupt or Legally/Virtually Bankrupt" represent those that have a higher probability of default than Close watch due to major debt repayment problems or borrower's legal or virtual bankruptcy and are subject to specific procedures, such as legal liquidation, business suspention, winding up of business, and private liquidation.

Obligations under Guarantees and Other Off-Balance Sheet Instruments (Contractual Amounts with Regard to Other Off-balance-sheet Instruments) (Details) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Commitments to Extend Credit [Member]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 62,141	¥ 61,020
Commercial Letters of Credit [Member]
Total contractual amounts with regard to other off-balance-sheet instruments	641	628
Commitments to Make Investments [Member]
Total contractual amounts with regard to other off-balance-sheet instruments	113	126
Other [Member]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 16	¥ 6

Variable Interest Entities (Narrative) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Variable Interest Entities
Amount of cash and due from banks and interest-earning deposits in other banks eliminated for consolidated variable interest entities		¥ 125,813
Amount of trading account assets eliminated for consolidated variable interest entities	858	711
Amount of investment securities eliminated for consolidated variable interest entities	10	415
Amount of loans eliminated for consolidated variable interest entities	993,204	193,953
Amount of all other assets eliminated for consolidated variable interest entities	7,701	7,414
Amount of other short-term borrowings eliminated for consolidated variable interest entities	3,179,780	3,335,342
Amount of long-term debt eliminated for consolidated variable interest entities	1,220,590	1,518,273
Amount of all other liabilities eliminated for consolidated variable interest entities	65,341	57,591
Amount of cash and due from banks eliminated for consolidated variable interest entities	36,244
Amount of interest-earning deposits in other banks for consolidated variable interest entities	77,083
Net increase in consolidated assets resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities as of April 1, 2010		237,008
Net increase in consolidated shareholders' equity attributable to noncontrolling interest resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities as of April 1, 2010		19,551
Net increase in consolidated liabilities resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities guidance as of April 1, 2010		214,887
Cumulative effect on retained earnings resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities guidance as of April 1, 2010		¥ 1,408

Variable Interest Entities (Schedule of Assets and Liabilities of Consolidated Variable Interest Entities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Total consolidated assets of consolidated variable interest entities	¥ 10,274,663	¥ 9,682,470
Cash of consolidated variable interest entities		163,224
Cash and due from banks of consolidated variable interest entities	43,884
Interest-earning deposits in other banks of consolidated variable interest entities	92,089
Trading account assets of consolidated variable interest entities	1,158,121	1,222,520
Investment securities of consolidated variable interest entities	493,095	340,096
Loans of consolidated variable interest entities	8,150,027	7,685,524
All other assets of consolidated variable interest entities	337,447	271,106
Total consolidated liabilities of consolidated variable interest entities	8,993,489	8,389,820
Deposits of consolidated variable interest entities	1,017,160
Other short-term borrowing of consolidated variable interest entities	4,569,304	4,677,258
Long-term borrowing of consolidated variable interest entities	2,891,163	3,327,421
All other liabilities of consolidated variable interest entities	515,862	385,141
Asset-Backed Conduits [Member]
Total consolidated assets of consolidated variable interest entities	5,080,030	5,185,451
Cash of consolidated variable interest entities		83,516
Cash and due from banks of consolidated variable interest entities	33,432
Interest-earning deposits in other banks of consolidated variable interest entities	38,418
Trading account assets of consolidated variable interest entities	569	949
Investment securities of consolidated variable interest entities	391,751	305,942
Loans of consolidated variable interest entities	4,603,010	4,786,104
All other assets of consolidated variable interest entities	12,850	8,940
Total consolidated liabilities of consolidated variable interest entities	5,085,180	5,193,733
Other short-term borrowing of consolidated variable interest entities	4,434,957	4,534,058
Long-term borrowing of consolidated variable interest entities	227,120	340,999
All other liabilities of consolidated variable interest entities	423,103	318,676
Investment Funds [Member]
Total consolidated assets of consolidated variable interest entities	1,342,526	1,383,520
Cash of consolidated variable interest entities		45,890
Cash and due from banks of consolidated variable interest entities	9,872
Interest-earning deposits in other banks of consolidated variable interest entities	20,102
Trading account assets of consolidated variable interest entities	1,113,959	1,174,889
Investment securities of consolidated variable interest entities	15,637	19,114
Loans of consolidated variable interest entities	654	1,670
All other assets of consolidated variable interest entities	182,302	141,957
Total consolidated liabilities of consolidated variable interest entities	69,270	64,791
Other short-term borrowing of consolidated variable interest entities	1,187	717
Long-term borrowing of consolidated variable interest entities	17,898	31,070
All other liabilities of consolidated variable interest entities	50,185	33,004
Special Purpose Entities Created for Structured Financing [Member]
Total consolidated assets of consolidated variable interest entities	171,509	199,005
Cash of consolidated variable interest entities		1,831
Cash and due from banks of consolidated variable interest entities	273
Interest-earning deposits in other banks of consolidated variable interest entities	1,524
Trading account assets of consolidated variable interest entities	14,200
Investment securities of consolidated variable interest entities	2,025	2,025
Loans of consolidated variable interest entities	146,287	191,868
All other assets of consolidated variable interest entities	7,200	3,281
Total consolidated liabilities of consolidated variable interest entities	156,387	199,432
Other short-term borrowing of consolidated variable interest entities	17,077	26,352
Long-term borrowing of consolidated variable interest entities	138,577	172,871
All other liabilities of consolidated variable interest entities	733	209
Repackaged Instruments [Member]
Total consolidated assets of consolidated variable interest entities	46,014	55,047
Trading account assets of consolidated variable interest entities	29,360	42,032
Investment securities of consolidated variable interest entities		13,015
Loans of consolidated variable interest entities	16,654
Total consolidated liabilities of consolidated variable interest entities	46,082	55,319
Long-term borrowing of consolidated variable interest entities	45,680	54,743
All other liabilities of consolidated variable interest entities	402	576
Securitization of the MUFG Group's Assets [Member]
Total consolidated assets of consolidated variable interest entities	2,456,025	2,692,795
Cash of consolidated variable interest entities		213
Interest-earning deposits in other banks of consolidated variable interest entities	209
Trading account assets of consolidated variable interest entities		3,851
Loans of consolidated variable interest entities	2,359,936	2,603,024
All other assets of consolidated variable interest entities	95,880	85,707
Total consolidated liabilities of consolidated variable interest entities	2,458,876	2,710,615
Other short-term borrowing of consolidated variable interest entities	27,400	13,000
Long-term borrowing of consolidated variable interest entities	2,429,956	2,696,043
All other liabilities of consolidated variable interest entities	1,520	1,572
Trust Arrangements [Member]
Total consolidated assets of consolidated variable interest entities	1,030,902
Interest-earning deposits in other banks of consolidated variable interest entities	4,778
Trading account assets of consolidated variable interest entities	33
Investment securities of consolidated variable interest entities	83,609
Loans of consolidated variable interest entities	938,213
All other assets of consolidated variable interest entities	4,269
Total consolidated liabilities of consolidated variable interest entities	1,030,686
Deposits of consolidated variable interest entities	1,017,160
All other liabilities of consolidated variable interest entities	13,526
Others [Member]
Total consolidated assets of consolidated variable interest entities	147,657	166,652
Cash of consolidated variable interest entities		31,774
Cash and due from banks of consolidated variable interest entities	307
Interest-earning deposits in other banks of consolidated variable interest entities	27,058
Trading account assets of consolidated variable interest entities		799
Investment securities of consolidated variable interest entities	73
Loans of consolidated variable interest entities	85,273	102,858
All other assets of consolidated variable interest entities	34,946	31,221
Total consolidated liabilities of consolidated variable interest entities	147,008	165,930
Other short-term borrowing of consolidated variable interest entities	88,683	103,131
Long-term borrowing of consolidated variable interest entities	31,932	31,695
All other liabilities of consolidated variable interest entities	¥ 26,393	¥ 31,104

Variable Interest Entities (Schedule of Assets and Liabilities of Significant Non-consolidated Variable Interest Entities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
On-balance sheet assets, total	¥ 5,537,483	¥ 5,971,833
Total assets of significant non-consolidated variable interest entities	57,141,437	77,748,390
Maximum exposure	6,724,664	7,583,332
On-balance sheet assets, trading account assets	271,149	580,046
On-balance sheet assets, investment securities	1,196,487	1,387,523
On-balance sheet assets, loans	4,057,988	3,976,993
On-balance sheet assets, other assets	11,859	27,271
On-balance sheet liabilities, total	5,792	5,547
On-balance sheet liabilities, all other liabilities	5,792	5,547
Investment Funds [Member] | As previously reported [Member]
On-balance sheet assets, trading account assets		43,638
On-balance sheet assets, investment securities		432,264
Investment Funds [Member] | As restated [Member]
On-balance sheet assets, trading account assets		298,264
On-balance sheet assets, investment securities		177,638
Asset-Backed Conduits [Member]
On-balance sheet assets, total	1,161,889	1,073,035
Total assets of significant non-consolidated variable interest entities	4,938,696	5,060,968
Maximum exposure	1,681,550	1,972,562
On-balance sheet assets, trading account assets	596	1,375
On-balance sheet assets, investment securities	144,946	77,742
On-balance sheet assets, loans	1,016,347	993,918
Investment Funds [Member]
On-balance sheet assets, total	434,767	810,295
Total assets of significant non-consolidated variable interest entities	12,787,846	15,681,299
Maximum exposure	441,844	833,828
On-balance sheet assets, trading account assets	132,280	298,264	[1]
On-balance sheet assets, investment securities	115,281	177,638	[1]
On-balance sheet assets, loans	178,808	319,712
On-balance sheet assets, other assets	8,398	14,681
Special Purpose Entities Created for Structured Financing [Member]
On-balance sheet assets, total	1,854,368	1,596,711
Total assets of significant non-consolidated variable interest entities	13,503,700	12,022,760
Maximum exposure	2,183,868	1,834,411
On-balance sheet assets, trading account assets	20,313	20,858
On-balance sheet assets, investment securities	71,840	83,563
On-balance sheet assets, loans	1,758,754	1,479,700
On-balance sheet assets, other assets	3,461	12,590
Repackaged Instruments [Member]
On-balance sheet assets, total	1,008,013	1,426,517
Total assets of significant non-consolidated variable interest entities	15,424,831	36,848,306
Maximum exposure	1,069,179	1,430,813
On-balance sheet assets, trading account assets	104,612	256,111
On-balance sheet assets, investment securities	561,876	716,754
On-balance sheet assets, loans	341,525	453,652
Trust Arrangements [Member]
On-balance sheet assets, total	27,252
Total assets of significant non-consolidated variable interest entities	29,908
Maximum exposure	28,285
On-balance sheet assets, loans	27,252
On-balance sheet liabilities, total	5,791
On-balance sheet liabilities, all other liabilities	5,791
Others [Member]
On-balance sheet assets, total	1,051,194	1,065,275
Total assets of significant non-consolidated variable interest entities	10,456,456	8,135,057
Maximum exposure	1,319,938	1,511,718
On-balance sheet assets, trading account assets	13,348	3,438
On-balance sheet assets, investment securities	302,544	331,826
On-balance sheet assets, loans	735,302	730,011
On-balance sheet liabilities, total	1	5,547
On-balance sheet liabilities, all other liabilities	¥ 1	¥ 5,547

[1]	The balances of Trading account assets and Investment securities categorized as Investment funds for Significant Non-consolidated VIEs as at March 31, 2010 have been restated as follows:

Commitments and Contingent Liabilities (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011
Commitments and Contingent Liabilities
Rental expense	¥ 109,471	¥ 108,591	¥ 110,433
Previous maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law				29.20%
Current maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law				20.00%
Gray-zone minimum interest rates stipulated by the Interest Rate Restriction Law				15.00%
Gray-zone maximum interest rates stipulated by the Interest Rate Restriction Law				20.00%
Allowance for repayment of excess interest	136,906	84,216
Provision for repayment of excess interest recognized as part of equity in losses of equity method investee	¥ 96,399	¥ 23,109	¥ 15,829

Commitments and Contingent Liabilities (Future Minimum Rental Commitments for Non-cancelable Leases under Capitalized Leases and Operating Leases) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Operating Leases, Future Minimum Rental Commitments for Non-cancelable Leases
2012	¥ 78,031
2013	64,992
2014	54,560
2015	49,446
2016	47,490
2017 and thereafter	354,793
Total	649,312 [1]
Capitalized Leases, Future Minimum Rental Commitments for Non-cancelable Leases
2012	14,313
2013	7,320
2014	4,176
2015	2,907
2016	1,015
2017 and thereafter	1,333
Total	31,064
Amount representing interest	(1,707)
Present value of minimum lease payments	29,357
Operating leases of a subsidiary included in the total future minimum rental commitments for noncancelable leases - Operating leases	¥ 57,186

[1]	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements and will commence them after March 31, 2011. The total minimum lease payments of ¥57,186 million under these commitments have been included in the above table.

Fees and Commissions Income (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Fees and commissions income	¥ 1,128,358	¥ 1,139,543	¥ 1,188,512
Trust Fees [Member]
Fees and commissions income	100,519	107,175	125,451
Fees on Funds Transfer and Service Charges for Collections [Member]
Fees and commissions income	142,459	145,865	147,658
Fees and Commissions on International Business [Member]
Fees and commissions income	58,462	61,201	64,128
Fees and Commissions on Credit Card Business [Member]
Fees and commissions income	146,570	137,394	141,421
Service Charges on Deposits [Member]
Fees and commissions income	22,169	27,420	31,586
Fees and Commissions on Securities Business [Member]
Fees and commissions income	138,868	129,730	112,143
Fees on Real Estate Business [Member]
Fees and commissions income	22,593	19,876	19,770
Insurance Commissions [Member]
Fees and commissions income	27,466	22,869	28,065
Fees and Commissions on Stock Transfer Agency Services [Member]
Fees and commissions income	51,926	53,040	62,878
Guarantee Fees [Member]
Fees and commissions income	64,347	70,489	77,592
Fees on Investment Funds Business [Member]
Fees and commissions income	130,402	127,329	130,654
Other Fees and Commissions [Member]
Fees and commissions income	¥ 222,577	¥ 237,155	¥ 247,166

Trading Account Profits and Losses (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Trading Account Profits and Losses
Interest rate and other derivative contracts	¥ (3,095)		¥ (88,486)		¥ 555,505
Trading account securities, excluding derivatives	137,000		849,958		(813,312)
Trading account profits (losses) - net	133,905		761,472		(257,807)
Foreign exchange derivative contracts	79,840	[1]	31,154	[1]	(829,605)	[1]
Net trading gains (losses)	¥ 213,745		¥ 792,626		¥ (1,087,412)

[1]	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of operations. Foreign exchange gains (losses)—net in the accompanying consolidated statements of operations are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.

Business Segments (Summary of Net Revenue, Operating Expenses and Profit by Business Segment) (Details) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Net revenue	¥ 3,531.4		¥ 3,605.1		¥ 3,334.2
BTMU and MUTB, net revenue	2,312.2		2,158.8		2,098.7
BTMU and MUTB, net interest income	1,386.7		1,451.7		1,452.4
BTMU and MUTB, net fees	532.5		550.2		564
BTMU and MUTB, other revenue	393		156.9		82.3
Other than BTMU and MUTB, net revenue	1,219.2	[1]	1,446.3	[1]	1,235.5	[1]
Operating expenses	2,137		2,204.5		2,208.4
Operating profit (loss)	1,394.4		1,400.6		1,125.8
Integrated Retail Banking Business Group [Member]
Net revenue	1,347.5		1,435.2		1,321.3
BTMU and MUTB, net revenue	635.6		660		733.9
BTMU and MUTB, net interest income	511.8		541.2		614.9
BTMU and MUTB, net fees	116.6		107.3		108.8
BTMU and MUTB, other revenue	7.2		11.5		10.2
Other than BTMU and MUTB, net revenue	711.9	[1]	775.2	[1]	587.4	[1]
Operating expenses	945		988.2		975.1
Operating profit (loss)	402.5		447		346.2
Integrated Corporate Banking Business Group [Member] | Domestic [Member]
Net revenue	893.6		885.4		1,012.8
BTMU and MUTB, net revenue	795.5		786.1		915.1
BTMU and MUTB, net interest income	428.2		438.6		470.9
BTMU and MUTB, net fees	308.4		335.8		342.9
BTMU and MUTB, other revenue	58.9		11.7		101.3
Other than BTMU and MUTB, net revenue	98.1	[1]	99.3	[1]	97.7	[1]
Operating expenses	460.1		464.2		508.9
Operating profit (loss)	433.5		421.2		503.9
Integrated Corporate Banking Business Group [Member] | Overseas [Member] | Other Than UNBC [Member]
Net revenue	347.1		347.3		356.8
BTMU and MUTB, net revenue	250.5		229.2		254.2
BTMU and MUTB, net interest income	129.8		140.6		110.5
BTMU and MUTB, net fees	105.6		105.5		94.4
BTMU and MUTB, other revenue	15.1		(16.9)		49.3
Other than BTMU and MUTB, net revenue	96.6	[1]	118.1	[1]	102.6	[1]
Operating expenses	202.7		204		173.3
Operating profit (loss)	144.4		143.3		183.5
Integrated Corporate Banking Business Group [Member] | Overseas [Member] | UNBC [Member]
Net revenue	267.2		265.3		256.8
Other than BTMU and MUTB, net revenue	267.2	[1]	265.3	[1]	256.8	[1]
Operating expenses	174.9		168.1		157.3
Operating profit (loss)	92.3		97.2		99.5
Integrated Corporate Banking Business Group [Member] | Total Domestic and Overseas [Member]
Net revenue	1,507.9		1,498		1,626.4
BTMU and MUTB, net revenue	1,046		1,015.3		1,169.3
BTMU and MUTB, net interest income	558		579.2		581.4
BTMU and MUTB, net fees	414		441.3		437.3
BTMU and MUTB, other revenue	74		(5.2)		150.6
Other than BTMU and MUTB, net revenue	461.9	[1]	482.7	[1]	457.1	[1]
Operating expenses	837.7		836.3		839.5
Operating profit (loss)	670.2		661.7		786.9
Integrated Corporate Banking Business Group [Member] | Overseas Total [Member]
Net revenue	614.3		612.6		613.6
BTMU and MUTB, net revenue	250.5		229.2		254.2
BTMU and MUTB, net interest income	129.8		140.6		110.5
BTMU and MUTB, net fees	105.6		105.5		94.4
BTMU and MUTB, other revenue	15.1		(16.9)		49.3
Other than BTMU and MUTB, net revenue	363.8	[1]	383.4	[1]	359.4	[1]
Operating expenses	377.6		372.1		330.6
Operating profit (loss)	236.7		240.5		283
Integrated Trust Assets Business Group [Member]
Net revenue	157		157.2		171.1
BTMU and MUTB, net revenue	59.5		61.2		70.8
BTMU and MUTB, net fees	59.5		61.2		70.8
Other than BTMU and MUTB, net revenue	97.5	[1]	96	[1]	100.3	[1]
Operating expenses	97.2		91.4		93.3
Operating profit (loss)	59.8		65.8		77.8
Global Markets [Member]
Net revenue	556.2		594.5		442.8
BTMU and MUTB, net revenue	616.4		517.7		388.2
BTMU and MUTB, net interest income	314.7		355.1		246
BTMU and MUTB, net fees	(10)		(13.3)		(10.9)
BTMU and MUTB, other revenue	311.7		175.9		153.1
Other than BTMU and MUTB, net revenue	(60.2)	[1]	76.8	[1]	54.6	[1]
Operating expenses	105.1		113.1		118.2
Operating profit (loss)	451.1		481.4		324.6
Other [Member]
Net revenue	(37.2)		(79.8)		(227.4)
BTMU and MUTB, net revenue	(45.3)		(95.4)		(263.5)
BTMU and MUTB, net interest income	2.2		(23.8)		10.1
BTMU and MUTB, net fees	(47.6)		(46.3)		(42)
BTMU and MUTB, other revenue	0.1		(25.3)		(231.6)
Other than BTMU and MUTB, net revenue	8.1	[1]	15.6	[1]	36.1	[1]
Operating expenses	152		175.5		182.3
Operating profit (loss)	¥ (189.2)		¥ (255.3)		¥ (409.7)

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Operations) (Details) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Business Segments
Operating profit	¥ 1,394.4	¥ 1,400.6	¥ 1,125.8
Provision for credit losses	(292)	(648)	(627)
Trading account profits (losses)-net	(70)	387	(392)
Equity investment securities gains (losses)-net	8	207	(538)
Debt investment securities losses-net	(105)	(11)	(104)
Foreign exchange gains (losses)-net	146	118	(48)
Equity in losses of equity method investees	(91)	(104)	(60)
Impairment of goodwill			(846)
Impairment of intangible assets	(27)	(12)	(127)
Provision for repayment of excess interest	(86)	(45)	(48)
Other-net	(40)	(11)	(100)
Income (loss) before income tax expense (benefit)	¥ 837	¥ 1,282	¥ (1,764)

Foreign Activities (Schedule of Estimated Total Assets, Revenue, Expense, and Income (Loss) by Geographic Areas) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Total revenue	¥ 4,260,392	[1]	¥ 5,212,369	[1]	¥ 4,070,893	[1]
Total expense	3,423,154	[2]	3,930,253	[2]	5,835,120	[2]
Income (loss) before income tax expense (benefit)	837,238		1,282,116		(1,764,227)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	461,796		859,819		(1,468,040)
Total assets	202,861,288		200,084,397		193,499,417
Domestic [Member] | Japan [Member]
Total revenue	2,969,012	[1]	3,604,965	[1]	2,924,414	[1]
Total expense	2,782,950	[2]	3,065,026	[2]	4,281,841	[2]
Income (loss) before income tax expense (benefit)	186,062		539,939		(1,357,427)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(103,003)		189,751		(1,064,387)
Total assets	145,778,973		149,023,436		142,996,407
Foreign [Member] | United States Of America [Member]
Total revenue	446,521	[1]	604,395	[1]	568,655	[1]
Total expense	266,549	[2]	396,009	[2]	778,956	[2]
Income (loss) before income tax expense (benefit)	179,972		208,386		(210,301)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	171,838		192,970		(223,501)
Total assets	23,481,443		21,624,397		23,092,047
Foreign [Member] | Europe [Member]
Total revenue	238,658	[1]	355,005	[1]	233,703	[1]
Total expense	130,533	[2]	130,576	[2]	471,273	[2]
Income (loss) before income tax expense (benefit)	108,125		224,429		(237,570)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	90,032		199,093		(229,462)
Total assets	17,044,207		15,804,022		14,981,793
Foreign [Member] | Asia/Oceania Excluding Japan [Member]
Total revenue	470,868	[1]	482,588	[1]	329,672	[1]
Total expense	238,735	[2]	209,560	[2]	218,851	[2]
Income (loss) before income tax expense (benefit)	232,133		273,028		110,821
Net income (loss) attributable to Mitsubishi UFJ Financial Group	193,422		241,445		119,442
Total assets	10,908,164		8,421,156		7,473,868
Foreign [Member] | Other Areas [Member]
Total revenue	135,333	[1],[3]	165,416	[1],[3]	14,449	[1],[3]
Total expense	4,387	[2],[3]	129,082	[2],[3]	84,199	[2],[3]
Income (loss) before income tax expense (benefit)	130,946	[3]	36,334	[3]	(69,750)	[3]
Net income (loss) attributable to Mitsubishi UFJ Financial Group	109,507	[3]	36,560	[3]	(70,132)	[3]
Total assets	¥ 5,648,501	[3]	¥ 5,211,386	[3]	¥ 4,955,302	[3]

[1]	Total revenue is comprised of Interest income and Non-interest income.
[2]	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
[3]	Other areas primarily include Canada, Latin America, the Caribbean and Middle East.

Foreign Activities (Analysis of Certain Asset and Liability Accounts Related to Foreign Activities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
ASSETS
Cash and due from banks	¥ 3,230,804	¥ 2,862,523
Interest-earning deposits in other banks	7,333,767	4,780,861
Trading account assets	28,824,795	27,663,076
Investment securities	59,157,067	55,046,515
Loans, net of unearned income, unamortized premiums and deferred loan fees	87,501,975	92,185,910
Liabilities:
Total deposits	136,631,704	135,472,496
Trading account liabilities	9,908,974	8,688,826
Funds borrowed
Call money, funds purchased	2,313,487	1,883,824	2,235,858
Payables under repurchase agreements	12,389,075	11,846,656
Payables under securities lending transactions	2,104,105	3,633,891
Other short-term borrowings	8,488,313	6,097,370
Long-term debt	13,356,728	14,162,424
Foreign [Member]
ASSETS
Cash and due from banks	304,188	347,773
Interest-earning deposits in other banks	5,132,127	4,039,789
Cash and due from banks with Interest-earning deposits in other banks, Total	5,436,315	4,387,562
Trading account assets	18,393,393	14,826,329
Investment securities	6,003,420	5,648,126
Loans, net of unearned income, unamortized premiums and deferred loan fees	19,962,692	20,161,551
Liabilities:
Total deposits	20,918,476	22,672,788
Trading account liabilities	3,338,947	2,778,540
Funds borrowed
Call money, funds purchased	213,930	173,829
Payables under repurchase agreements	5,870,083	6,559,641
Payables under securities lending transactions	270,189	261,270
Other short-term borrowings	1,469,984	1,744,690
Long-term debt	3,430,606	3,913,889
Funds borrowed, Total	¥ 11,254,792	¥ 12,653,319

Fair Value (Narrative) (Details)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Fair Value
Carrying value of nonmarketable securities issued by nonpublic companies	¥ 515,000,000,000	¥ 532,000,000,000
Carrying amounts of investments in equity method investees	¥ 675,829,000,000	¥ 585,459,000,000
Minimum days upon notification of which the investment in hedged funds can be redeemed	30
Maximum days upon notification of which the investment in hedged funds can be redeemed	90

Fair Value (Fair Value of Assets and Liabilities by Level Measured on a Recurring Basis) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Obligations to return securities received as collateral	¥ 3,267,775		¥ 3,229,321
Fair Value, Assets Measured on Recurring Basis, Total	83,974,735		78,775,728
Fair Value, Liabilities Measured on Recurring Basis, Total	13,637,878		12,431,084
Trading securities classified as equity securities valued at net asset value	193,249		304,120
Unfunded commitment of trading securities classified as equity securities valued at net asset value	5,780		6,455
Real estate funds classified as other assets valued at net asset value	7,332		7,050
Hedged funds classified as other assets valued at net asset value	3,986		4,002
Private equity funds classified as other assets valued at net asset value	3,220		3,972
Unfunded commitment of real estate funds classified as other assets valued at net asset value	1,940		2,758
Unfunded commitment of hedged funds classified as other assets valued at net asset value	2,542		3,325
Unfunded commitment of private equity funds classified as other assets valued at net asset value	2,901		3,532
Debt Securities [Member] | Trading Account Assets [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Trading account assets, Trading securities	2,872,355		4,575,034
Debt Securities [Member] | Trading Account Assets [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Trading account assets, Trading securities	2,739,773		4,480,316
Debt Securities [Member] | Trading Account Assets [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Trading account assets, Trading securities	132,582		94,718
Debt Securities [Member] | Trading Account Assets [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 3 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Japanese Prefectural and Municipal Bonds [Member]
Trading account assets, Trading securities	70,279		91,076
Debt Securities [Member] | Trading Account Assets [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 1 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Trading account assets, Trading securities	70,279		91,076
Debt Securities [Member] | Trading Account Assets [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 3 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Foreign Governments and Official Institutions Bonds [Member]
Trading account assets, Trading securities	8,015,165		6,896,647
Debt Securities [Member] | Trading Account Assets [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 1 [Member]
Trading account assets, Trading securities	6,857,423		6,237,215
Debt Securities [Member] | Trading Account Assets [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 2 [Member]
Trading account assets, Trading securities	1,042,185		487,898
Debt Securities [Member] | Trading Account Assets [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 3 [Member]
Trading account assets, Trading securities	115,557		171,534
Debt Securities [Member] | Trading Account Assets [Member] | Corporate Bonds [Member]
Trading account assets, Trading securities	1,831,440		1,567,612
Debt Securities [Member] | Trading Account Assets [Member] | Corporate Bonds [Member] | Level 1 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Corporate Bonds [Member] | Level 2 [Member]
Trading account assets, Trading securities	1,277,076		1,072,625
Debt Securities [Member] | Trading Account Assets [Member] | Corporate Bonds [Member] | Level 3 [Member]
Trading account assets, Trading securities	554,364		494,987
Debt Securities [Member] | Trading Account Assets [Member] | Residential Mortgage-Backed Securities [Member]
Trading account assets, Trading securities	2,515,557		1,658,752
Debt Securities [Member] | Trading Account Assets [Member] | Residential Mortgage-Backed Securities [Member] | Level 1 [Member]
Trading account assets, Trading securities	2,151,410		1,402,188
Debt Securities [Member] | Trading Account Assets [Member] | Residential Mortgage-Backed Securities [Member] | Level 2 [Member]
Trading account assets, Trading securities	310,459		200,096
Debt Securities [Member] | Trading Account Assets [Member] | Residential Mortgage-Backed Securities [Member] | Level 3 [Member]
Trading account assets, Trading securities	53,688		56,468
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Mortgage-Backed Securities [Member]
Trading account assets, Trading securities	39,076		17,315
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Mortgage-Backed Securities [Member] | Level 1 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Mortgage-Backed Securities [Member] | Level 2 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Mortgage-Backed Securities [Member] | Level 3 [Member]
Trading account assets, Trading securities	39,076		17,315
Debt Securities [Member] | Trading Account Assets [Member] | Asset-Backed Securities [Member]
Trading account assets, Trading securities	440,303		516,362
Debt Securities [Member] | Trading Account Assets [Member] | Asset-Backed Securities [Member] | Level 1 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Trading account assets, Trading securities	86,468		127,301
Debt Securities [Member] | Trading Account Assets [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Trading account assets, Trading securities	353,835		389,061
Debt Securities [Member] | Trading Account Assets [Member] | Other Debt Securities [Member]
Trading account assets, Trading securities	6,896		5,166
Debt Securities [Member] | Trading Account Assets [Member] | Other Debt Securities [Member] | Level 1 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Other Debt Securities [Member] | Level 2 [Member]
Trading account assets, Trading securities	6,896		5,166
Debt Securities [Member] | Trading Account Assets [Member] | Other Debt Securities [Member] | Level 3 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Paper [Member]
Trading account assets, Trading securities	1,457,637		1,473,625
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Paper [Member] | Level 1 [Member]
Trading account assets, Trading securities
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Paper [Member] | Level 2 [Member]
Trading account assets, Trading securities	1,457,637		1,473,625
Debt Securities [Member] | Trading Account Assets [Member] | Commercial Paper [Member] | Level 3 [Member]
Trading account assets, Trading securities
Trading Account Assets [Member] | Trading Securities [Member]
Trading securities	18,791,655	[1]	18,807,609	[1]
Trading Account Assets [Member] | Trading Securities [Member] | Level 1 [Member]
Trading securities	12,644,634	[1]	13,308,112	[1]
Trading Account Assets [Member] | Trading Securities [Member] | Level 2 [Member]
Trading securities	5,009,610	[1]	4,332,959	[1]
Trading Account Assets [Member] | Trading Securities [Member] | Level 3 [Member]
Trading securities	1,137,411	[1]	1,166,538	[1]
Trading Account Assets [Member] | Equity Securities [Member]
Trading account assets, Trading securities	1,542,947	[2]	2,006,020	[2]
Trading Account Assets [Member] | Equity Securities [Member] | Level 1 [Member]
Trading account assets, Trading securities	896,028	[2]	1,188,393	[2]
Trading Account Assets [Member] | Equity Securities [Member] | Level 2 [Member]
Trading account assets, Trading securities	626,028	[2]	780,454	[2]
Trading Account Assets [Member] | Equity Securities [Member] | Level 3 [Member]
Trading account assets, Trading securities	20,891	[2]	37,173	[2]
Trading Account Assets [Member] | Trading Derivative Assets [Member]
Trading derivative assets	10,033,140		8,855,467
Interest rate contracts	7,420,538
Foreign exchange contracts	2,314,500
Equity contracts	81,778
Commodity contracts	171,323
Credit derivative contracts	45,001
Trading Account Assets [Member] | Trading Derivative Assets [Member] | Level 1 [Member]
Trading derivative assets	76,514		25,878
Interest rate contracts	14,201
Foreign exchange contracts	169
Equity contracts	48,101
Commodity contracts	14,043
Credit derivative contracts
Trading Account Assets [Member] | Trading Derivative Assets [Member] | Level 2 [Member]
Trading derivative assets	9,854,646		8,446,637
Interest rate contracts	7,391,719
Foreign exchange contracts	2,232,386
Equity contracts	32,266
Commodity contracts	154,768
Credit derivative contracts	43,507
Trading Account Assets [Member] | Trading Derivative Assets [Member] | Level 3 [Member]
Trading derivative assets	101,980		382,952
Interest rate contracts	14,618
Foreign exchange contracts	81,945
Equity contracts	1,411
Commodity contracts	2,512
Credit derivative contracts	1,494
Debt Securities [Member] | Investment Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment securities, Securities available for sale by type	44,719,622		39,432,861
Debt Securities [Member] | Investment Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type	43,813,364		38,324,775
Debt Securities [Member] | Investment Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	906,258		1,108,086
Debt Securities [Member] | Investment Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type
Debt Securities [Member] | Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment securities, Securities available for sale by type	200,281		280,900
Debt Securities [Member] | Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type
Debt Securities [Member] | Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	199,227		277,831
Debt Securities [Member] | Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	1,054		3,069
Debt Securities [Member] | Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment securities, Securities available for sale by type	988,791		1,345,226
Debt Securities [Member] | Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type	723,020		1,223,777
Debt Securities [Member] | Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	135,362		33,852
Debt Securities [Member] | Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	130,409		87,597
Debt Securities [Member] | Investment Securities [Member] | Corporate Bonds [Member]
Investment securities, Securities available for sale by type	3,139,542		3,474,648
Debt Securities [Member] | Investment Securities [Member] | Corporate Bonds [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type
Debt Securities [Member] | Investment Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	1,131,570		1,311,183
Debt Securities [Member] | Investment Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	2,007,972		2,163,465
Debt Securities [Member] | Investment Securities [Member] | Residential Mortgage-Backed Securities [Member]
Investment securities, Securities available for sale by type	1,138,571		941,411
Debt Securities [Member] | Investment Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type	2,587		3,839
Debt Securities [Member] | Investment Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	1,112,201		910,745
Debt Securities [Member] | Investment Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	23,783		26,827
Debt Securities [Member] | Investment Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Investment securities, Securities available for sale by type	30,390		53,295
Debt Securities [Member] | Investment Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type
Debt Securities [Member] | Investment Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	22,243		38,820
Debt Securities [Member] | Investment Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	8,147		14,475
Debt Securities [Member] | Investment Securities [Member] | Asset-Backed Securities [Member]
Investment securities, Securities available for sale by type	452,390		327,818
Debt Securities [Member] | Investment Securities [Member] | Asset-Backed Securities [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type
Debt Securities [Member] | Investment Securities [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	421,598		260,723
Debt Securities [Member] | Investment Securities [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	30,792		67,095
Debt Securities [Member] | Investment Securities [Member] | Other Debt Securities [Member]
Investment securities, Securities available for sale by type	960		1,037
Debt Securities [Member] | Investment Securities [Member] | Other Debt Securities [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type
Debt Securities [Member] | Investment Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type			47
Debt Securities [Member] | Investment Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	960		990
Investment Securities [Member] | Securities Available for Sale [Member]
Investment securities, Securities available for sale	54,435,634		50,411,876
Investment Securities [Member] | Securities Available for Sale [Member] | Level 1 [Member]
Investment securities, Securities available for sale	48,178,801		43,871,776
Investment Securities [Member] | Securities Available for Sale [Member] | Level 2 [Member]
Investment securities, Securities available for sale	4,053,521		4,176,491
Investment Securities [Member] | Securities Available for Sale [Member] | Level 3 [Member]
Investment securities, Securities available for sale	2,203,312		2,363,609
Investment Securities [Member] | Marketable Equity Securities [Member]
Investment securities, Securities available for sale by type	3,765,087		4,554,680
Investment Securities [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Investment securities, Securities available for sale by type	3,639,830		4,319,385
Investment Securities [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Investment securities, Securities available for sale by type	125,062		235,204
Investment Securities [Member] | Marketable Equity Securities [Member] | Level 3 [Member]
Investment securities, Securities available for sale by type	195		91
Investment Securities [Member] | Other Investment Securities [Member]
Investment securities, Other investment securities	37,024		35,026
Investment Securities [Member] | Other Investment Securities [Member] | Level 1 [Member]
Investment securities, Other investment securities
Investment Securities [Member] | Other Investment Securities [Member] | Level 2 [Member]
Investment securities, Other investment securities	1,116		1,122
Investment Securities [Member] | Other Investment Securities [Member] | Level 3 [Member]
Investment securities, Other investment securities	35,908		33,904
Others [Member]
Other Assets	677,282	[3],[4]	665,750	[3],[4]
Other liabilities	461,129	[5]	512,937	[5]
Others [Member] | Level 1 [Member]
Other Assets	432,154	[3],[4]	442,086	[3],[4]
Other liabilities		[5]		[5]
Others [Member] | Level 2 [Member]
Other Assets	229,825	[3],[4]	206,447	[3],[4]
Other liabilities	442,946	[5]	467,590	[5]
Others [Member] | Level 3 [Member]
Other Assets	15,303	[3],[4]	17,217	[3],[4]
Other liabilities	18,183	[5]	45,347	[5]
Trading Account Liabilities [Member]
Trading securities sold, not yet purchased	30,568		168,649
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member]
Interest rate contracts	7,330,318
Foreign exchange contracts	2,279,273
Equity contracts	84,343
Commodity contracts	137,269
Credit derivative contracts	47,203
Trading derivative liabilities	9,878,406		8,520,177
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member] | Level 1 [Member]
Interest rate contracts	2,116
Foreign exchange contracts	279
Equity contracts	19,581
Commodity contracts	8,671
Credit derivative contracts
Trading derivative liabilities	30,647		77,470
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member] | Level 2 [Member]
Interest rate contracts	7,253,626
Foreign exchange contracts	2,229,960
Equity contracts	52,870
Commodity contracts	127,065
Credit derivative contracts	45,407
Trading derivative liabilities	9,708,928		8,031,143
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member] | Level 3 [Member]
Interest rate contracts	74,576
Foreign exchange contracts	49,034
Equity contracts	11,892
Commodity contracts	1,533
Credit derivative contracts	1,796
Trading derivative liabilities	138,831		411,564
Trading Account Liabilities [Member] | Level 1 [Member]
Trading securities sold, not yet purchased	27,988		166,020
Trading Account Liabilities [Member] | Level 2 [Member]
Trading securities sold, not yet purchased	2,580		2,629
Trading Account Liabilities [Member] | Level 3 [Member]
Trading securities sold, not yet purchased
Level 1 [Member]
Obligations to return securities received as collateral	3,069,717		3,071,320
Fair Value, Assets Measured on Recurring Basis, Total	61,332,103		57,647,852
Fair Value, Liabilities Measured on Recurring Basis, Total	3,128,352		3,314,810
Level 2 [Member]
Obligations to return securities received as collateral	198,058		158,001
Fair Value, Assets Measured on Recurring Basis, Total	19,148,718		17,163,656
Fair Value, Liabilities Measured on Recurring Basis, Total	10,352,512		8,659,363
Level 3 [Member]
Obligations to return securities received as collateral
Fair Value, Assets Measured on Recurring Basis, Total	3,493,914		3,964,220
Fair Value, Liabilities Measured on Recurring Basis, Total	¥ 157,014		¥ 456,911

[1]	Includes securities under fair value option.
[2]	Includes investments valued at net asset value of ¥304,120 million and ¥193,249 million at March 31, 2010 and 2011, respectively. The unfunded commitments related to these investments at March 31, 2010 and 2011 are ¥6,455 million and ¥5,780 million, respectively. These investments are mainly hedge funds.
[3]	Includes interest-earning deposits in other banks, receivables under resale agreements, securities under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
[4]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2010 were ¥7,050 million, ¥4,002 million and ¥3,972 million, respectively, and those at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2010 were ¥2,758 million, ¥3,325 million and ¥3,532 million, respectively, and those at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively.
[5]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Level 3 Inputs) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Level 3 Assets, beginning balance	¥ 3,552,656		¥ 5,307,157
Total realized/unrealized gains (losses) included in earnings, Assets	(9,280)		152,751
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	13,087		30,836
Purchases, issuances and settlements, Assets	(474,449)		(967,233)
Transfer into Level 3, Assets	621,984	[1]	347,875	[1]
Transfer out of Level 3, Assets	(348,915)	[1]	(1,318,730)	[1]
Level 3 Assets, ending balance	3,355,083		3,552,656
Change in unrealized gains (losses) included in earnings for assets still held at period end	(33,343)		87,687
Level 3 Liabilities, beginning balance	45,347		(133,087)
Total realized/unrealized gains (losses) included in earnings, Liabilities	2,453		(1,526)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Liabilities	21,184		(17,391)
Purchases, issuances and settlements, Liabilities	(3,905)		5,955
Transfer into Level 3, Liabilities	378	[1]	153,524	[1]
Transfer out of Level 3, Liabilities		[1]	38	[1]
Level 3 Liabilities, ending balance	18,183		45,347
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(14,902)		6,876
Debt Securities [Member] | Trading Account Assets [Member] | Trading Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Level 3 Assets, beginning balance	171,534		193,673
Total realized/unrealized gains (losses) included in earnings, Assets	(1,720)		1,420
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(64,468)		(4,367)
Transfer into Level 3, Assets	10,211	[1]
Transfer out of Level 3, Assets		[1]	(19,192)	[1]
Level 3 Assets, ending balance	115,557		171,534
Change in unrealized gains (losses) included in earnings for assets still held at period end	(6,688)		(1,041)
Debt Securities [Member] | Trading Account Assets [Member] | Trading Securities [Member] | Corporate Bonds [Member]
Level 3 Assets, beginning balance	494,987		509,257
Total realized/unrealized gains (losses) included in earnings, Assets	(12,756)		29,123
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	9,697		3,631
Transfer into Level 3, Assets	76,949	[1],[2]	14,582	[1]
Transfer out of Level 3, Assets	(14,513)	[1],[2]	(61,606)	[1]
Level 3 Assets, ending balance	554,364		494,987
Change in unrealized gains (losses) included in earnings for assets still held at period end	(7,892)		22,984
Debt Securities [Member] | Trading Account Assets [Member] | Trading Securities [Member] | Residential Mortgage-Backed Securities [Member]
Level 3 Assets, beginning balance	56,468		113,495
Total realized/unrealized gains (losses) included in earnings, Assets	5,963		17,091
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(8,743)		(74,118)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	53,688		56,468
Change in unrealized gains (losses) included in earnings for assets still held at period end	5,062		11,328
Debt Securities [Member] | Trading Account Assets [Member] | Trading Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Level 3 Assets, beginning balance	17,315		16,401
Total realized/unrealized gains (losses) included in earnings, Assets	3,425		7,387
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	18,336		(6,473)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	39,076		17,315
Change in unrealized gains (losses) included in earnings for assets still held at period end	2,890		6,763
Debt Securities [Member] | Trading Account Assets [Member] | Trading Securities [Member] | Asset-Backed Securities [Member]
Level 3 Assets, beginning balance	389,061		702,996
Total realized/unrealized gains (losses) included in earnings, Assets	(632)		70,737
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(29,662)		(330,899)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets	(4,932)	[1]	(53,773)	[1]
Level 3 Assets, ending balance	353,835		389,061
Change in unrealized gains (losses) included in earnings for assets still held at period end	(4,306)		45,512
Trading Account Assets [Member] | Trading Securities [Member]
Level 3 Assets, beginning balance	1,166,538	[3]	1,906,009	[3]
Total realized/unrealized gains (losses) included in earnings, Assets	2,077	[3],[4]	182,968	[3],[4]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets		[3]
Purchases, issuances and settlements, Assets	(98,921)	[3]	(580,019)	[3]
Transfer into Level 3, Assets	87,162	[1],[3]	14,582	[1],[3]
Transfer out of Level 3, Assets	(19,445)	[1],[3]	(357,002)	[1],[3]
Level 3 Assets, ending balance	1,137,411	[3]	1,166,538	[3]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(10,933)	[3],[4]	91,316	[3],[4]
Trading Account Assets [Member] | Trading Securities [Member] | Equity Securities [Member]
Level 3 Assets, beginning balance	37,173		370,187
Total realized/unrealized gains (losses) included in earnings, Assets	7,797		57,210
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(24,081)		(167,793)
Transfer into Level 3, Assets	2	[1]
Transfer out of Level 3, Assets		[1]	(222,431)	[1],[5]
Level 3 Assets, ending balance	20,891		37,173
Change in unrealized gains (losses) included in earnings for assets still held at period end	1		5,770
Trading Account Assets [Member] | Trading Derivatives Net [Member]
Level 3 Assets, beginning balance	(28,612)		4,491
Total realized/unrealized gains (losses) included in earnings, Assets	(9,821)	[4]	(16,391)	[4]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	5,948		(45)
Purchases, issuances and settlements, Assets	(23,117)		(37,378)
Transfer into Level 3, Assets	31,005	[1]	24,767	[1]
Transfer out of Level 3, Assets	(12,254)	[1]	(4,056)	[1]
Level 3 Assets, ending balance	(36,851)		(28,612)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(4,571)	[4]	30,262	[4]
Trading Account Assets [Member] | Trading Derivatives Net [Member] | Interest Rate Contracts (Net) [Member]
Level 3 Assets, beginning balance	(45,467)
Total realized/unrealized gains (losses) included in earnings, Assets	(4,991)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(14,513)
Transfer into Level 3, Assets	14,212	[1]
Transfer out of Level 3, Assets	(9,199)	[1]
Level 3 Assets, ending balance	(59,958)
Change in unrealized gains (losses) included in earnings for assets still held at period end	6
Trading Account Assets [Member] | Trading Derivatives Net [Member] | Foreign Exchange Contracts (Net) [Member]
Level 3 Assets, beginning balance	6,440
Total realized/unrealized gains (losses) included in earnings, Assets	46
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	5,963
Purchases, issuances and settlements, Assets	(5,245)
Transfer into Level 3, Assets	16,826	[1]
Transfer out of Level 3, Assets	8,881	[1]
Level 3 Assets, ending balance	32,911
Change in unrealized gains (losses) included in earnings for assets still held at period end	(2,201)
Trading Account Assets [Member] | Trading Derivatives Net [Member] | Equity Contracts (Net) [Member]
Level 3 Assets, beginning balance	(8,272)
Total realized/unrealized gains (losses) included in earnings, Assets	(982)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(15)
Purchases, issuances and settlements, Assets	(1,212)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	(10,481)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(2,417)
Trading Account Assets [Member] | Trading Derivatives Net [Member] | Commodity Contracts (Net) [Member]
Level 3 Assets, beginning balance	14,003
Total realized/unrealized gains (losses) included in earnings, Assets	276
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(1,331)
Transfer into Level 3, Assets	(33)	[1]
Transfer out of Level 3, Assets	(11,936)	[1]
Level 3 Assets, ending balance	979
Change in unrealized gains (losses) included in earnings for assets still held at period end	434
Trading Account Assets [Member] | Trading Derivatives Net [Member] | Credit Derivative Contracts (Net) [Member]
Level 3 Assets, beginning balance	4,684
Total realized/unrealized gains (losses) included in earnings, Assets	(4,170)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(816)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	(302)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(393)
Debt Securities [Member] | Investment Securities [Member] | Securities Available for Sale [Member] | Japanese Prefectural and Municipal Bonds [Member]
Level 3 Assets, beginning balance	3,069		4,471
Total realized/unrealized gains (losses) included in earnings, Assets	9		13
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	3
Purchases, issuances and settlements, Assets	(2,027)		(1,415)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	1,054		3,069
Change in unrealized gains (losses) included in earnings for assets still held at period end	2		8
Debt Securities [Member] | Investment Securities [Member] | Securities Available for Sale [Member] | Foreign Governments and Official Institutions Bonds [Member]
Level 3 Assets, beginning balance	87,597		24,148
Total realized/unrealized gains (losses) included in earnings, Assets	(378)		(6)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	1,888		4,235
Purchases, issuances and settlements, Assets	41,302		59,220
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	130,409		87,597
Change in unrealized gains (losses) included in earnings for assets still held at period end	(296)		(6)
Debt Securities [Member] | Investment Securities [Member] | Securities Available for Sale [Member] | Corporate Bonds [Member]
Level 3 Assets, beginning balance	2,163,465		3,043,083
Total realized/unrealized gains (losses) included in earnings, Assets	3,844		(4,845)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	6,150		23,113
Purchases, issuances and settlements, Assets	(371,409)		(382,381)
Transfer into Level 3, Assets	503,817	[1],[2]	308,526	[1]
Transfer out of Level 3, Assets	(297,895)	[1],[2]	(824,031)	[1]
Level 3 Assets, ending balance	2,007,972		2,163,465
Change in unrealized gains (losses) included in earnings for assets still held at period end	(14,699)		(24,792)
Debt Securities [Member] | Investment Securities [Member] | Securities Available for Sale [Member] | Residential Mortgage-Backed Securities [Member]
Level 3 Assets, beginning balance	26,827		32,302
Total realized/unrealized gains (losses) included in earnings, Assets	(1,629)		(1)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	180		38
Purchases, issuances and settlements, Assets	(1,595)		(5,512)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	23,783		26,827
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1)		(1)
Debt Securities [Member] | Investment Securities [Member] | Securities Available for Sale [Member] | Commercial Mortgage-Backed Securities [Member]
Level 3 Assets, beginning balance	14,475		18,086
Total realized/unrealized gains (losses) included in earnings, Assets	(1,522)		1
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	863		(503)
Purchases, issuances and settlements, Assets	(5,669)		(3,109)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	8,147		14,475
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,522)		1
Debt Securities [Member] | Investment Securities [Member] | Securities Available for Sale [Member] | Asset-Backed Securities [Member]
Level 3 Assets, beginning balance	67,095		205,271
Total realized/unrealized gains (losses) included in earnings, Assets	(733)		(85)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(1,612)		2,543
Purchases, issuances and settlements, Assets	(15,350)		(7,731)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets	(18,608)	[1]	(132,903)	[1]
Level 3 Assets, ending balance	30,792		67,095
Change in unrealized gains (losses) included in earnings for assets still held at period end	11		(16)
Debt Securities [Member] | Investment Securities [Member] | Securities Available for Sale [Member] | Other Debt Securities [Member]
Level 3 Assets, beginning balance	990		1,357
Total realized/unrealized gains (losses) included in earnings, Assets	(20)		56
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets			40
Purchases, issuances and settlements, Assets	(10)		(463)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	960		990
Change in unrealized gains (losses) included in earnings for assets still held at period end	(20)		31
Investment Securities [Member] | Securities Available for Sale [Member]
Level 3 Assets, beginning balance	2,363,609		3,335,664
Total realized/unrealized gains (losses) included in earnings, Assets	(431)	[6]	(4,857)	[6]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	7,476		30,835
Purchases, issuances and settlements, Assets	(354,656)		(349,625)
Transfer into Level 3, Assets	503,817	[1]	308,526	[1]
Transfer out of Level 3, Assets	(316,503)	[1]	(956,934)	[1]
Level 3 Assets, ending balance	2,203,312		2,363,609
Change in unrealized gains (losses) included in earnings for assets still held at period end	(16,526)	[6]	(24,775)	[6]
Investment Securities [Member] | Securities Available for Sale [Member] | Marketable Equity Securities [Member]
Level 3 Assets, beginning balance	91		6,946
Total realized/unrealized gains (losses) included in earnings, Assets	(2)		10
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	4		1,369
Purchases, issuances and settlements, Assets	102		(8,234)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	195		91
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1)
Investment Securities [Member] | Other Investment Securities [Member]
Level 3 Assets, beginning balance	33,904		42,681
Total realized/unrealized gains (losses) included in earnings, Assets	384	[7]	(7,757)	[7]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets	(337)		46
Purchases, issuances and settlements, Assets	2,670		(328)
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets	(713)	[1]	(738)	[1]
Level 3 Assets, ending balance	35,908		33,904
Change in unrealized gains (losses) included in earnings for assets still held at period end	(131)	[7]	(8,089)	[7]
Other Assets [Member]
Level 3 Assets, beginning balance	17,217		18,312
Total realized/unrealized gains (losses) included in earnings, Assets	(1,489)	[7]	(1,212)	[7]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Assets
Purchases, issuances and settlements, Assets	(425)		117
Transfer into Level 3, Assets		[1]
Transfer out of Level 3, Assets		[1]
Level 3 Assets, ending balance	15,303		17,217
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,182)	[7]	(1,027)	[7]
Other Liabilities [Member]
Level 3 Liabilities, beginning balance	45,347		(133,087)
Total realized/unrealized gains (losses) included in earnings, Liabilities	2,453	[7]	(1,526)	[7]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, Liabilities	21,184		(17,391)
Purchases, issuances and settlements, Liabilities	(3,905)		5,955
Transfer into Level 3, Liabilities	378	[1]	153,524	[1]
Transfer out of Level 3, Liabilities		[1]	38	[1]
Level 3 Liabilities, ending balance	18,183		45,347
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	¥ (14,902)	[7]	¥ 6,876	[7]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period during the fiscal year ended March 31, 2011 while all transfers out of Level 3 were assumed to have occurred at the end of the period during the fiscal year ended March 31, 2010.
[2]	Transfers out of and into Level 3 for corporate bonds were due to changes in the impact of unobservable credit worthiness inputs to the entire fair value measurement of the private placement bonds issued by Japanese non-public companies. Unobservable credit worthiness inputs include probability of default based on credit rating of the bond issuers and loss given default which are based on the MUFG Group's internal data.
[3]	Includes trading securities under fair value option.
[4]	Included in trading account profits (losses)—net and in foreign exchange gains (losses)—net.
[5]	The MUFG Group reclassified investments in certain hedge funds from Level 3 to Level 2 because they were redeemable at net asset value at the measurement date or in the near future.
[6]	Included in investment securities gains (losses)—net.
[7]	Included in trading account profits (losses)—net.

Fair Value (Carrying Value of Assets Measured at Fair Value on a Nonrecurring Basis by Level) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Investment securities valued at net asset value	¥ 14,098		¥ 22,686
The unfunded commitments related to investment securities valued at net asset value	5,407		12,269
Level 1 [Member] | Investment Securities [Member]
Carrying value of assets measured at fair value on a nonrecurring basis		[1]		[2]
Level 1 [Member] | Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	12,243		10,346
Level 1 [Member] | Loans [Member] | Loans Held for Sale [Member]
Carrying value of assets measured at fair value on a nonrecurring basis
Level 1 [Member] | Loans [Member] | Collateral Dependent Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	12,243
Level 1 [Member] | Premises and Equipment [Member]
Carrying value of assets measured at fair value on a nonrecurring basis
Level 1 [Member] | Intangible Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis
Level 1 [Member] | Other Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	51,083		144,659	[2],[3]
Level 1 [Member] | Other Assets [Member] | Investments in Equity Method Investees [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	51,083	[1]
Level 1 [Member] | Other Assets [Member] | Other [Member]
Carrying value of assets measured at fair value on a nonrecurring basis
Level 1 [Member] | Total by Level [member]
Carrying value of assets measured at fair value on a nonrecurring basis	63,326		155,005
Level 2 [Member] | Investment Securities [Member]
Carrying value of assets measured at fair value on a nonrecurring basis		[1]		[2]
Level 2 [Member] | Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	14,843		37,247
Level 2 [Member] | Loans [Member] | Loans Held for Sale [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	1,901
Level 2 [Member] | Loans [Member] | Collateral Dependent Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	12,942
Level 2 [Member] | Premises and Equipment [Member]
Carrying value of assets measured at fair value on a nonrecurring basis
Level 2 [Member] | Intangible Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis
Level 2 [Member] | Other Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis				[2],[3]
Level 2 [Member] | Other Assets [Member] | Investments in Equity Method Investees [Member]
Carrying value of assets measured at fair value on a nonrecurring basis		[1]
Level 2 [Member] | Other Assets [Member] | Other [Member]
Carrying value of assets measured at fair value on a nonrecurring basis
Level 2 [Member] | Total by Level [member]
Carrying value of assets measured at fair value on a nonrecurring basis	14,843		37,247
Level 3 [Member] | Investment Securities [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	5,185	[1]	14,127	[2]
Level 3 [Member] | Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	343,696		385,979
Level 3 [Member] | Loans [Member] | Loans Held for Sale [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	4,726
Level 3 [Member] | Loans [Member] | Collateral Dependent Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	338,970
Level 3 [Member] | Premises and Equipment [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	10,371		11,025
Level 3 [Member] | Intangible Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	32,833		52,262
Level 3 [Member] | Other Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	20,128		29,781	[2],[3]
Level 3 [Member] | Other Assets [Member] | Investments in Equity Method Investees [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	13,853	[1]
Level 3 [Member] | Other Assets [Member] | Other [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	6,275
Level 3 [Member] | Total by Level [member]
Carrying value of assets measured at fair value on a nonrecurring basis	412,213		493,174
Total Carrying Value [Member] | Investment Securities [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	5,185	[1]	14,127	[2]
Total Carrying Value [Member] | Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	370,782		433,572
Total Carrying Value [Member] | Loans [Member] | Loans Held for Sale [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	6,627
Total Carrying Value [Member] | Loans [Member] | Collateral Dependent Loans [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	364,155
Total Carrying Value [Member] | Premises and Equipment [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	10,371		11,025
Total Carrying Value [Member] | Intangible Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	32,833		52,262
Total Carrying Value [Member] | Other Assets [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	71,211		174,440	[2],[3]
Total Carrying Value [Member] | Other Assets [Member] | Investments in Equity Method Investees [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	64,936	[1]
Total Carrying Value [Member] | Other Assets [Member] | Other [Member]
Carrying value of assets measured at fair value on a nonrecurring basis	6,275
Total Carrying Value [Member] | Total by Level [member]
Carrying value of assets measured at fair value on a nonrecurring basis	¥ 490,382		¥ 685,426

[1]	Includes investments valued at net asset value of ¥14,098 million. The unfunded commitments related to these investments are ¥5,407 million. These investments are private equity funds.
[2]	Includes investments valued at net asset value of ¥22,686 million. The unfunded commitments related to these investments are ¥12,269 million. These investments are private equity funds.
[3]	Includes investments in equity method investees.

Fair Value (Nonrecurring Changes in Fair Value) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Impairment losses on investments in equity method investees, mainly in a consumer finance company		¥ 110,189
Investment Securities [Member]
Nonrecurring changes in fair value	3,364	26,262
Loans [Member]
Nonrecurring changes in fair value	160,862	211,471
Loans [Member] | Loans Held for Sale [Member]
Nonrecurring changes in fair value	1,263
Loans [Member] | Collateral Dependent Loans [Member]
Nonrecurring changes in fair value	159,599
Premises and Equipment [Member]
Nonrecurring changes in fair value	11,497	10,548
Intangible Assets [Member]
Nonrecurring changes in fair value	26,566	12,400
Other Assets [Member]
Nonrecurring changes in fair value	23,827	110,722	[1]
Other Assets [Member] | Investments in Equity Method Investees [Member]
Nonrecurring changes in fair value	21,895
Other Assets [Member] | Other [Member]
Nonrecurring changes in fair value	1,932
Total Nonrecurring Changes in Fair Value [Member]
Nonrecurring changes in fair value	¥ 226,116	¥ 371,403

[1]	Includes investments in equity method investees. The MUFG Group recorded impairment losses on investments in equity method investees, in mainly a consumer finance company, of ¥110,189 million.

Fair Value (Schedule of Differences between Aggregate Fair Value and Aggregate Remaining Contractual Balance for Long-Term Receivables and Debt Instruments) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Receivables Under Resale Agreements [Member]
Remaining aggregate contractual amounts outstanding	¥ 26,000	¥ 31,500
Fair value	26,192	30,832
Fair value over (under) remaining aggregate contractual amounts outstanding	192	(668)
Total Financial Assets [Member}
Remaining aggregate contractual amounts outstanding	26,000	31,500
Fair value	26,192	30,832
Fair value over (under) remaining aggregate contractual amounts outstanding	192	(668)
Long-Term Debt [Member]
Remaining aggregate contractual amounts outstanding	722,752	792,059
Fair value	575,969	615,618
Fair value over (under) remaining aggregate contractual amounts outstanding	(146,783)	(176,441)
Total Financial Liabilities [Member]
Remaining aggregate contractual amounts outstanding	722,752	792,059
Fair value	575,969	615,618
Fair value over (under) remaining aggregate contractual amounts outstanding	¥ (146,783)	¥ (176,441)

Fair Value (Schedule of Gains (Losses) Related to Instruments for Which Fair Value Option Was Elected) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Gains (Losses) on financial assets for which fair value option was elected	¥ (763,862)		¥ (50,839)
Gains (Losses) on financial liabilities for which fair value option was elected	(114,982)		56,812
Interest-earning Deposits In Other Banks [Member]
Gains (Losses) on financial assets for which fair value option was elected	243		(1,277)
Interest-earning Deposits In Other Banks [Member] | Trading Account Profits (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected	243		(1,277)
Interest-earning Deposits In Other Banks [Member] | Foreign Exchange Gains (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected
Receivables Under Resale Agreements [Member]
Gains (Losses) on financial assets for which fair value option was elected	4,736	[1]	(5,240)	[1]
Receivables Under Resale Agreements [Member] | Trading Account Profits (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected	4,736	[1]	(5,240)	[1]
Receivables Under Resale Agreements [Member] | Foreign Exchange Gains (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected		[1]		[1]
Trading Account Securities [Member]
Gains (Losses) on financial assets for which fair value option was elected	(768,841)		(44,322)
Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected	68,618		327,338
Trading Account Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected	(837,459)		(371,660)
Other Short-Term Borrowings [Member]
Gains (Losses) on financial liabilities for which fair value option was elected	(454)	[1]	530	[1]
Other Short-Term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Gains (Losses) on financial liabilities for which fair value option was elected	(454)	[1]	530	[1]
Other Short-Term Borrowings [Member] | Foreign Exchange Gains (Losses) [Member]
Gains (Losses) on financial liabilities for which fair value option was elected		[1]		[1]
Long-Term Debt [Member]
Gains (Losses) on financial liabilities for which fair value option was elected	(114,528)	[1]	56,282	[1]
Long-Term Debt [Member] | Trading Account Profits (Losses) [Member]
Gains (Losses) on financial liabilities for which fair value option was elected	(114,528)	[1]	56,282	[1]
Long-Term Debt [Member] | Foreign Exchange Gains (Losses) [Member]
Gains (Losses) on financial liabilities for which fair value option was elected		[1]		[1]
Trading Account Profits (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected	73,597		320,821
Gains (Losses) on financial liabilities for which fair value option was elected	(114,982)		56,812
Foreign Exchange Gains (Losses) [Member]
Gains (Losses) on financial assets for which fair value option was elected	(837,459)		(371,660)
Gains (Losses) on financial liabilities for which fair value option was elected

[1]	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Fair Value (Estimated Fair Value of Financial Instruments Not Carried on Balance Sheet at Fair Value) (Details) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Financial Assets [Member] | Derivative Financial Instruments, Assets [Member] | Trading Activities [Member]
Carrying amount	¥ 10,033	¥ 8,855
Estimated fair value	10,033	8,855
Financial Assets [Member] | Derivative Financial Instruments, Assets [Member] | Activities Qualifying for Hedges [Member]
Carrying amount	2	9
Estimated fair value	2	9
Financial Assets [Member] | Cash and Due from Banks, Interest-Earning Deposits in Other Banks, Call Loans and Funds Sold, and Receivables Under Resale Agreements and Securities Borrowing Transactions [Member]
Carrying amount	19,486	17,465
Estimated fair value	19,486	17,465
Financial Assets [Member] | Trading Account Assets, Excluding Derivatives [Member]
Carrying amount	18,792	18,808
Estimated fair value	18,792	18,808
Financial Assets [Member] | Investment Securities [Member]
Carrying amount	58,642	54,514
Estimated fair value	59,108	55,058
Financial Assets [Member] | Loans, Net of Allowance for Credit Losses [Member]
Carrying amount	86,262	90,870
Estimated fair value	87,054	91,812
Financial Assets [Member] | Other Financial Assets [Member]
Carrying amount	4,677	4,361
Estimated fair value	4,677	4,361
Financial Liabilities [Member] | Long-Term Debt [Member]
Carrying amount	13,357	14,162
Estimated fair value	13,557	14,369
Financial Liabilities [Member] | Other Short-Term Borrowings [Member]
Carrying amount	8,488	6,097
Estimated fair value	8,488	6,097
Financial Liabilities [Member] | Trading Derivative Liabilities [Member] | Trading Activities [Member]
Carrying amount	9,878	8,520
Estimated fair value	9,878	8,520
Financial Liabilities [Member] | Trading Derivative Liabilities [Member] | Activities Qualifying for Hedges [Member]
Carrying amount		1
Estimated fair value		1
Financial Liabilities [Member] | Non-Interest-Bearing Deposits, Call Money and Funds Purchased, and Payables Under Repurchase Agreements and Securities Lending Transactions [Member]
Carrying amount	35,544	34,969
Estimated fair value	35,544	34,969
Financial Liabilities [Member] | Interest-Bearing Deposits [Member]
Carrying amount	117,894	117,868
Estimated fair value	117,960	117,972
Financial Liabilities [Member] | Trading Account Liabilities, Excluding Derivatives [Member]
Carrying amount	31	169
Estimated fair value	31	169
Financial Liabilities [Member] | Obligations to Return Securities Received as Collateral [Member]
Carrying amount	3,268	3,229
Estimated fair value	3,268	3,229
Financial Liabilities [Member] | Due to Trust Account [Member]
Carrying amount	634	1,560
Estimated fair value	634	1,560
Financial Liabilities [Member] | Other Financial Liabilities [Member]
Carrying amount	4,635	3,981
Estimated fair value	¥ 4,635	¥ 3,981

Stock-Based Compensation (Narrative) (Details)	12 Months Ended			0 Months Ended	12 Months Ended
	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011	Nov. 15, 2010 UNBC [Member] USD ( $)	Dec. 31, 2010 UNBC [Member] USD ( $)
Number of shares to be issued or transferred on exercise of each stock acquisition right			100
The contractual term of the stock acquisition rights, in years	30
Weighted average grant date fair value of stock acquisition rights	¥ 36,600	¥ 48,700
Compensation cost related to the stock acquisition rights	2,839,000,000	2,638,000,000
Tax benefit for compensation cost for share-based payment arrangements	1,155,000,000	1,073,000,000
Total unrecognized compensation cost	560,000,000
Number of months for total unrecognized compensation cost related to the stock acquisition to be recognized			3
Cash received from exercise of the stock acquisition rights	3,000,000
The actual tax benefit realized	836,000,000
Exercise price per share	¥ 1
Restricted stock units under the Stock Bonus Plan, Granted				3,995,505
Grant-date fair value per unit of restricted stock granted under the Stock Bonus Plan				$ 4.72
Restricted stock units under the Stock Bonus Plan, Forfeited					41,320
Restricted stock units under the Stock Bonus Plan, Vested					10,595
Restricted stock, Compensation cost including estimated forfeitures					3,000,000
Restricted stock, Tax benefit relating to compensation cost including estimated forfeitures					1,000,000
Restricted stock, Unrecognized compensation cost					$ 16,000,000
Restricted stock, Compensation cost not yet recognized, Period for recognition					3
Restricted stock, Unit outstanding					3,943,590

Stock-Based Compensation (Summary of the Stock Acquisition Rights Transactions) (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011
Stock-Based Compensation
Number of shares outstanding, Beginning of fiscal year	9,974,800	14,857,200
Number of shares, Granted	7,911,800
Number of shares, Exercised	(2,883,000)
Number of shares, Forfeited or Expired	(146,400)
Number of shares outstanding, End of fiscal year		14,857,200
Number of shares outstanding Exercisable, End of fiscal year
Weighted-average exercise price, Beginning of fiscal year	¥ 1
Weighted-average exercise price, Granted	¥ 1
Weighted-average exercise price, Exercised	¥ 1
Weighted-average exercise price, Forfeited or Expired	¥ 1
Weighted-average exercise price, End of fiscal year	¥ 1
Weighted-average exercise price, Exercisable, end of fiscal year
Weighted-average remaining contractual term, in years, End of the period	28.57
Weighted-average remaining contractual term, exercisable, End of the period
Aggregate intrinsic value, End of fiscal year	¥ 5,690
Aggregate intrinsic value, Exercisable, end of fiscal year

Stock-Based Compensation (Fair Value Assumption of the Stock Acquisition Rights) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Stock-Based Compensation
Risk-free interest rate	0.23%	0.53%
Expected volatility	43.97%	44.46%
Expected term (in years)	4	4
Expected dividend yield	2.91%	2.25%

Parent Company Only Financial Information (Narrative) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Parent Company Only Financial Information
Unrestricted amount of retained earnings of BTMU and MUTB that are in excess of the level required under the statutory reserve requirements under the Company Law	¥ 4,099,736

Parent Company Only Financial Information (Condensed Balance Sheets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
ASSETS
Other assets	¥ 5,226,412	¥ 4,969,338
Total assets	202,861,288	200,084,397	193,499,417
LIABILITIES AND EQUITY
Other liabilities	4,844,901	4,139,892
Total liabilities	194,190,251	190,981,557
Total Mitsubishi UFJ Financial Group shareholders' equity	8,343,824	8,866,918
Total liabilities and equity	202,861,288	200,084,397
MUFG [Member]
ASSETS
Cash and interest-earning deposits with banks	151,531	86,491
Investments in subsidiaries and affiliated companies	9,607,046	10,240,801
Investment in Morgan Stanley	967,621	988,731
Other assets	97,435	73,868
Total assets	10,823,633	11,389,891
LIABILITIES AND EQUITY
Short-term borrowings from subsidiaries	1,566,981	1,129,452
Long-term debt from subsidiaries and affiliated companies	792,203	1,088,149
MUFG only long-term debt	22	230,045
Other liabilities	120,603	75,327
Total liabilities	2,479,809	2,522,973
Total Mitsubishi UFJ Financial Group shareholders' equity	8,343,824	8,866,918
Total liabilities and equity	¥ 10,823,633	¥ 11,389,891

Parent Company Only Financial Information (Condensed Statements of Operations) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Income:
Foreign exchange gains-net	¥ 260,683		¥ 216,720		¥ (206,153)
Total income	4,260,392	[1]	5,212,369	[1]	4,070,893	[1]
Expense:
Interest expense	670,673		774,400		1,599,389
Total	2,460,446		2,508,060		3,608,784
Income tax expense	439,900		407,040		(259,928)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	461,796		859,819		(1,468,040)
MUFG [Member]
Income:
Dividends from subsidiaries and affiliated companies	341,687		203,443		241,129
Dividends from Morgan Stanley	71,216		78,244		43,041
Management fees from subsidiaries	16,510		17,522		16,985
Interest income	102		8		651
Foreign exchange gains-net	93,310		43,461		42,531
Other income	1,923		5,946		6,043
Total income	524,748		348,624		350,380
Expense:
Operating expenses	13,981		15,296		15,404
Interest expense to subsidiaries and affiliated companies	42,752		41,921		34,436
Interest expense	2,856		4,087		5,247
Other expense	934		1,326		1,758
Total	60,523		62,630		56,845
Equity in undistributed net income (loss) of subsidiaries and affiliated companies	61,902		613,264		(1,740,354)
Income (loss) before income tax expense	526,127		899,258		(1,446,819)
Income tax expense	64,331		39,439		21,221
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 461,796		¥ 859,819		¥ (1,468,040)

[1]	Total revenue is comprised of Interest income and Non-interest income.

Parent Company Only Financial Information (Condensed Statements of Cash Flows) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 461,796	¥ 859,819	¥ (1,468,040)
Net cash provided by (used in) operating activities	4,237,838	2,309,985	(966,187)
Cash flows from investing activities:
Purchases of other investment securities	(39,196)	(379,154)	(958,616)
Net decrease (increase) in interest-earning deposits in other banks	2,916,248	1,273,410	(2,236,492)
Other-net	8,631	38,171	48,474
Net cash used in investing activities	(8,292,883)	(10,814,432)	(8,253,579)
Cash flows from financing activities:
Repayment of long-term debt	(3,109,981)	(2,467,525)	(2,756,725)
Proceeds from sales of treasury stock	327	1,077	187,147
Payments for acquisition of preferred stock	(250,000)
Payments to acquire treasury stock (Note 16)	(86)	(4,621)	(2,697)
Dividends paid	(190,299)	(149,486)	(153,217)
Other-net	15,525	4,256	(57,022)
Net cash provided by financing activities	4,455,910	8,295,278	8,300,279
Net increase (decrease) in cash and cash equivalents	368,281	(208,729)	(1,019,438)
Cash and cash equivalents at beginning of fiscal year	2,862,523	3,071,252	4,090,690
Cash and cash equivalents at end of fiscal year	3,230,804	2,862,523	3,071,252
MUFG [Member]
Cash flows from operating activities:
Net income (loss) attributable to Mitsubishi UFJ Financial Group	461,796	859,819	(1,468,040)
Adjustments and other	(120,881)	(634,891)	1,793,971
Net cash provided by (used in) operating activities	340,915	224,928	325,931
Cash flows from investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	250,000	1,526	24,002
Purchases of equity investments in subsidiaries and affiliated companies	(89,042)	(1,406,479)	(941,617)
Purchases of other investment securities		(5)	(927,944)
Net decrease (increase) in interest-earning deposits in other banks	(70,502)	(49,663)	21,267
Other-net	(1,486)	(52,481)	(1,495)
Net cash used in investing activities	88,970	(1,507,102)	(1,825,787)
Cash flows from financing activities:
Net increase in short-term borrowings from subsidiaries	531,197	143,403	879,460
Proceeds from issuance of long-term debt to subsidiaries and affiliated companies		380,499	391,997
Repayment of long-term debt	(230,025)	(100,007)	(220,000)
Repayment of long-term debt to subsidiaries and affiliated companies	(295,652)	(12,800)	(3,700)
Proceeds from issuance of common stock, net of stock issue expenses		1,026,341	278,725
Proceeds from issuance of preferred stock, net of stock issue expenses			388,623
Proceeds from sales of treasury stock	4	30	184,617
Payments for acquisition of preferred stock	(250,000)
Payments to acquire treasury stock (Note 16)	(30)	(246)	(238,842)
Dividends paid	(190,455)	(149,551)	(153,260)
Other-net	(386)	(2,269)	(3,035)
Net cash provided by financing activities	(435,347)	1,285,400	1,504,585
Net increase (decrease) in cash and cash equivalents	(5,462)	3,226	4,729
Cash and cash equivalents at beginning of fiscal year	16,488	13,262	8,533
Cash and cash equivalents at end of fiscal year	¥ 11,026	¥ 16,488	¥ 13,262

SEC Registered Funding Vehicles Issuing Non-Dilutive Preferred Securities (Details)	0 Months Ended	12 Months Ended			0 Months Ended
	Jul. 25, 2011 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 17, 2006 MUFG Capital Finance 1 [Member] Noncumulative Preferred Stock [Member] USD ( $)	Mar. 17, 2006 MUFG Capital Finance 2 [Member] Noncumulative Preferred Stock [Member] EUR ( €)	Mar. 17, 2006 MUFG Capital Finance 3 [Member] Noncumulative Preferred Stock [Member] JPY ( ¥)	Mar. 17, 2006 Noncumulative Preferred Stock [Member] USD ( $)
Preferred stock, Value			¥ 442,100,000,000	¥ 442,100,000,000	$ 2,300,000,000	€ 750,000,000	¥ 120,000,000,000
Preferred stock, Percentage of dividend					6.346%	4.850%	2.680%
Preferred stock, Total net proceeds before expenses		388,623,000,000						4,170,000,000
Dividend payment date	Jul 25, 2011
Redemption value of non-cumulative and non-dilutive perpetual preferred securities issued by a special purpose company	¥ 120,000,000,000

Subsequent Events (Details)	Jul. 25, 2011 JPY ( ¥)	Jul. 20, 2011 JPY ( ¥)	Jun. 30, 2011	Apr. 21, 2011 USD ( $)	Jun. 29, 2011 Preferred stock (Note 15) [Member] JPY ( ¥)	Jun. 29, 2011 Preferred stock (Note 15) [Member] Class 5 [Member] JPY ( ¥)	Jun. 29, 2011 Preferred stock (Note 15) [Member] Class 11 [Member] JPY ( ¥)	Jun. 29, 2011 Common stock (Note 16) [Member] JPY ( ¥)
Stock Conversion
Face value of Morgan Stanley's series B non-cumulative, non-voting perpetual convertible preferred stock to be exchanged into Morgan Stanley's common stock				$ 7,800,000,000
Dividend of Morgan Stanley's series B non-cumulative, non-voting perpetual convertible preferred stock to be exchanged into Morgan Stanley's common stock, Percentage				10.00%
Number of Morgan Stanley's common stock received upon conversion of Morgan Stanley's series B non-cumulative, non-voting perpetual convertible preferred stock			385,000,000
Additional number of Morgan Stanley's common stock to be received upon conversion of Morgan Stanley's series B non-cumulative, non-voting perpetual convertible preferred stock as a result of increase in the conversion rate			75,000,000
Percentage of MUFG's ownership interest in Morgan Stanley upon the conversion of series B non-cumulative, non-voting perpetual convertible preferred stock into Morgan Stanley's common stock			22.40%
Redemption of Non-dilutive Preferred Securities Issued by a Special Purpose Company
Redemption value of non-cumulative and non-dilutive perpetual preferred securities issued by a special purpose company	120,000,000,000
Stock Acquisition Rights
Aggregate amount of shares of MUFG issued for the directors, executive officers and corporate auditors of MUFG, BTMU, MUTB, MUSHD and MUMSS under stock acquisition rights		8,323,100
Exercise price of stock acquisition rights issued for the directors, executive officers and corporate auditors of MUFG, BTMU, MUTB, MUSHD and MUMSS		¥ 1
Stock acquisition right issued for directors executive officers and corporate auditors of company and subsidiaries, Maximum exercisable period		July 19, 2041
Common stock cash dividends per share approved								¥ 6
Common stock cash dividends approved								84,904,000,000
Preferred stock cash dividends approved, Value					¥ 8,970,000,000
Preferred stock cash dividends per share approved						¥ 57.5	¥ 2.65